                                                     Registration Nos. 333-17217
                                                                       811-07953


     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 27, 1999


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                                                   /x/
Pre-Effective Amendment No.                                              / /
Post-Effective Amendment No. 11                                          /x/
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                           /x/
Amendment NO.13                                                          /x/
(Check appropriate box or boxes)


                                EQ ADVISORS TRUST
                              (formerly 787 Trust)
               (Exact name of registrant as specified in charter)

                           1290 Avenue of the Americas
                            New York, New York 10104
                    (Address of principal executive offices)

Registrant's Telephone Number, including area code: (212) 554-1234

                  Peter D. Noris, Executive Vice President and
                            Chief Investment Officer
            The Equitable Life Assurance Society of the United States
                           1290 Avenue of the Americas
                            New York, New York 10104
                     (Name and address of agent for service)

                  Please send copies of all communications to:

                                 Jane A. Kanter
                             Dechert Price & Rhoads
                              1775 Eye Street, N.W.
                           Washington, D.C. 20006-2401

It is proposed that this filing will become effective:

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on date pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)
     [ ] on date pursuant to paragraph (a) of Rule 485
     [X] 75 days after filing pursuant to paragraph (a)

                                EQ ADVISORS TRUST

                                   PROSPECTUS

                                September 1, 1999

This Prospectus describes fourteen (14) of the Portfolios offered by EQ Advisors Trust. Each Portfolio has its own investment objective and strategies that are designed to meet different investment goals. This Prospectus contains information you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

FIXED INCOME PORTFOLIOS                         ASSET ALLOCATION PORTFOLIOS
Alliance Money Market                           Alliance Balanced
Alliance Intermediate Government Securities     Alliance Conservative Investors
Alliance Quality Bond                           Alliance Growth Investors
Alliance High Yield

DOMESTIC EQUITY PORTFOLIOS                      AGGRESSIVE EQUITY PORTFOLIOS
Alliance Common Stock                           Alliance Aggressive Stock
Alliance Equity Index                           Alliance Small Cap Growth
Alliance Growth and Income

GLOBAL/INTERNATIONAL EQUITY PORTFOLIOS
Alliance Global
Alliance International

You should be aware that the Securities and Exchange Commission has not approved or disapproved of the investment merit of these Portfolios or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.




















THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. EQ ADVISORS TRUST MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                                EQ ADVISORS TRUST

This Prospectus tells you about fourteen (14) of the Portfolios of the EQ Advisors Trust ("Trust") and the Class IA shares offered by the Trust on behalf of each Portfolio. The Trust is an open-end management investment company. Each Portfolio is a separate series of the Trust with its own investment objective, investment strategies and risks, which are described in this Prospectus. Each of the Portfolios is diversified for purposes of the Investment Company Act of 1940, as amended ("1940 Act").

The Trust's shares are currently sold (i) to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts (the "Contract" or collectively, the "Contracts") issued by The Equitable Life Assurance Society of the United States ("Equitable") and Equitable of Colorado, Inc. ("EOC") as well as insurance companies that are not affiliated with Equitable or EOC ("non-affiliated insurance companies"), and (ii) to The Equitable Investment Plan for Employees, Managers and Agents ("Equitable Plan"). The prospectus is designed to help you make informed decisions about the Portfolios that are available under your Contract or under the Equitable Plan. You will find information about your Contract and how it works in the accompanying prospectus for the Contracts if you are a Contractholder or participant under a Contract.

EQ Financial Consultants, Inc. ("Manager") serves as the Manager of the Trust, subject to the supervision and direction of the Board of Trustees. The Manager has overall responsibility for the general management and administration of the Trust. During 1999, the Manager plans to change its name to AXA Advisors, Inc.

Each of the Portfolios has its own investment adviser ("Adviser"). Information about the Adviser for each Portfolio is contained in the description concerning that Portfolio in the section entitled "About the Investment Portfolios." The Manager has the ultimate responsibility to oversee each of the Advisers and to recommend their hiring, termination and replacement. Subject to approval by the Board of Trustees, the Manager may without obtaining shareholder approval: (i) select Advisers for each of the Trust's Portfolios; (ii) enter into and materially modify existing investment advisory agreements; and (iii) terminate and replace Advisers.

2nd right hand page             TABLE OF CONTENTS
                                                                          PAGE


SUMMARY INFORMATION CONCERNING EQ ADVISORS TRUST.............................4


ABOUT THE INVESTMENT PORTFOLIOS.............................................10

   FIXED INCOME PORTFOLIOS..................................................13
         ALLIANCE MONEY MARKET PORTFOLIO....................................13
         ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO..............16
         ALLIANCE QUALITY BOND PORTFOLIO....................................21
         ALLIANCE HIGH YIELD PORTFOLIO......................................25
   ASSET ALLOCATION PORTFOLIOS..............................................29
         ALLIANCE BALANCED PORTFOLIO........................................30
         ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO..........................34
         ALLIANCE GROWTH INVESTORS PORTFOLIO................................38
   DOMESTIC EQUITY PORTFOLIOS...............................................42
         ALLIANCE COMMON STOCK PORTFOLIO....................................42
         ALLIANCE EQUITY INDEX PORTFOLIO....................................46
         ALLIANCE GROWTH AND INCOME PORTFOLIO...............................49
   AGGRESSIVE EQUITY PORTFOLIOS.............................................53
         ALLIANCE AGGRESSIVE STOCK PORTFOLIO................................53
         ALLIANCE SMALL CAP GROWTH PORTFOLIO................................57
   GLOBAL/INTERNATIONAL PORTFOLIOS..........................................60
         ALLIANCE GLOBAL PORTFOLIO..........................................60
         ALLIANCE INTERNATIONAL PORTFOLIO...................................64

MORE INFORMATION ON PRINCIPAL RISKS.........................................68


MANAGEMENT OF THE TRUST.....................................................74

   The Trust................................................................74
   The Manager..............................................................74
   Expense Limitation Agreement.............................................75
   The Advisers.............................................................75
   The Administrator........................................................76
   The Transfer Agent.......................................................76
   Brokerage Practices......................................................76
   Brokerage Transactions with Affiliates...................................76

FUND DISTRIBUTION ARRANGEMENTS..............................................76


PURCHASE AND REDEMPTION.....................................................77


HOW ASSETS ARE VALUED.......................................................77


TAX INFORMATION.............................................................78

TWO PAGE SPREAD

                SUMMARY INFORMATION CONCERNING EQ ADVISORS TRUST

The following chart highlights the fourteen (14) Portfolios described in this Prospectus that you can choose as investment alternatives under your Contracts offered by Equitable or EOC and non-affiliated insurance companies. The chart and accompanying information identify each Portfolio's investment objective(s), principal investment strategies, and principal risks. "More Information on Principal Risks", which more fully describes each of the principal risks, is provided beginning on page __.


                             EQ ADVISORS TRUST
                           FIXED INCOME PORTFOLIOS

                                                                          Part A

--------------------------------------------------------------------------------------------
PORTFOLIO                               INVESTMENT OBJECTIVE(S)
--------------------------------------------------------------------------------------------
ALLIANCE MONEY MARKET                   Seeks to obtain a high level of current income,
                                        preserve its assets and maintain liquidity
--------------------------------------------------------------------------------------------
ALLIANCE INTERMEDIATE GOVERNMENT        Seeks to achieve high current income consistent
SECURITIES                              with relative stability of principal through
                                        investment primarily in debt securities issued or
                                        guaranteed as to principal and interest by the
                                        U.S. Government or its agencies or instrumentalities
--------------------------------------------------------------------------------------------
ALLIANCE QUALITY BOND                   Seeks to achieve high current income consistent with
                                        preservation of capital by investing primarily in
                                        investment grade fixed income securities
--------------------------------------------------------------------------------------------
ALLIANCE HIGH YIELD                     Seeks to achieve a high return by maximizing current
                                        income and, to the extent consistent with that
                                        objective, capital appreciation
--------------------------------------------------------------------------------------------

                             EQ ADVISORS TRUST
                        ASSET ALLOCATION PORTFOLIOS

                                                                          Part A

--------------------------------------------------------------------------------------------
PORTFOLIO                               INVESTMENT OBJECTIVE(S)
--------------------------------------------------------------------------------------------
ALLIANCE BALANCED                       Seeks to achieve a high return through both
                                        appreciation of capital and current income
--------------------------------------------------------------------------------------------
ALLIANCE CONSERVATIVE INVESTORS         Seeks to achieve a high total return without, in
                                        the opinion of the Adviser, undue risk to principal
--------------------------------------------------------------------------------------------
ALLIANCE GROWTH INVESTORS               Seeks to achieve the highest total return
                                        consistent with the Adviser's determination of
                                        reasonable risk
--------------------------------------------------------------------------------------------

                                EQ ADVISORS TRUST
                             FIXED INCOME PORTFOLIOS
                                                                          Part B

----------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES        PRINCIPAL RISKS
----------------------------------------------------------------------------
High quality U.S. dollar-denominated   General investment, money market,
money market instruments (including    leveraging, foreign securities, and
foreign securities) and securities     securities lending risks
lending
----------------------------------------------------------------------------
Securities issued to or guaranteed     General investment, fixed income,
by the U.S. Government, including      leveraging, derivatives, and
repurchase agreements and forward      securities lending risks
commitments related to U.S. Government
securities, debt securities of
non-governmental issuers that own
mortgages, short sales, the purchase
or sale of securities on a when-issued
or delayed delivery basis,
derivatives, and securities lending
----------------------------------------------------------------------------
Investment-grade debt securities       General investment, fixed income,
rated at least BBB/Baa or unrated      convertible securities, leveraging,
securities of comparable quality at    derivatives, securities lending and
the time of purchase, convertible      foreign securities risks
debt securities, preferred stock,
dividend-paying common stocks,
foreign securities, the purchase or
sale of securities on a when-issued,
delayed-delivery or forward commitment
basis, derivatives, and securities
lending
----------------------------------------------------------------------------
High yield debt securities rated       General investment, fixed income,
below BB/Ba or unrated securities of   leveraging, derivatives, liquidity,
comparable quality ("junk bonds"),     junk bond, foreign securities, small-
common stocks and other equity         cap and mid-cap company, and securities,
foreign securities,                    securities lending risks
derivatives, and securities lending
----------------------------------------------------------------------------

                                EQ ADVISORS TRUST
                           ASSET ALLOCATION PORTFOLIOS

                                                                          Part B
----------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES        PRINCIPAL RISKS
----------------------------------------------------------------------------
Debt and equity securities, money      General investment, fixed income,
market instruments, foreign            derivatives, leveraging, liquidity,
securities, derivatives, and           securities lending, and foreign
securities lending                     securities risks
----------------------------------------------------------------------------
Investment grade debt securities and   General investment, fixed income,
equity securities of U.S. and          derivatives, convertible
foreign issuers, derivatives, and      securities, leveraging, securities
----------------------------------------------------------------------------

----------------------------------------------------------------------------
securities lending                     lending, and foreign securities
                                       risks
----------------------------------------------------------------------------
Equity securities (including foreign   General investment, fixed income,
stocks, preferred stocks,              leveraging, derivatives, liquidity,
convertible securities, securities     convertible securities, small-cap
of small and medium-sized companies)   and mid-cap company, securities
and debt securities (including         lending, junk bond, and foreign
foreign debt securities and junk       securities risks
bonds), derivatives, and securities
lending
----------------------------------------------------------------------------

                                EQ ADVISORS TRUST
                           DOMESTIC EQUITY PORTFOLIOS

                                                                          Part A
--------------------------------------------------------------------------------
PORTFOLIO                                  INVESTMENT OBJECTIVE(S)
--------------------------------------------------------------------------------
ALLIANCE COMMON STOCK                      Seeks to achieve long-term growth
                                           of its capital and increase income
--------------------------------------------------------------------------------
ALLIANCE EQUITY INDEX                      Seeks a total return before
                                           expenses that approximates the
                                           total return performance of the
                                           S&P 500 Index, including
                                           reinvestment of dividends,
                                           at a risk level consistent
                                           with that of the S&P 500
                                           Index
--------------------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME                 Seeks to provide a high total
                                           return through a combination of
                                           current income and capital
                                           appreciation by investing
                                           primarily in income-producing
                                           common stocks and securities
                                           convertible into common
                                           stocks
--------------------------------------------------------------------------------

                                EQ ADVISORS TRUST
                          AGGRESSIVE EQUITY PORTFOLIOS
                                                                          Part A
--------------------------------------------------------------------------------
PORTFOLIO                                  INVESTMENT OBJECTIVE(S)
--------------------------------------------------------------------------------
ALLIANCE AGGRESSIVE STOCK                  Seeks to achieve long-term growth of
                                           capital
--------------------------------------------------------------------------------
ALLIANCE SMALL CAP GROWTH                  Seeks to achieve long-term growth of
                                           capital
--------------------------------------------------------------------------------

                                EQ ADVISORS TRUST
                     GLOBAL/INTERNATIONAL EQUITY PORTFOLIOS
                                                                          Part A
--------------------------------------------------------------------------------
PORTFOLIO                                  INVESTMENT OBJECTIVE(S)
--------------------------------------------------------------------------------
ALLIANCE GLOBAL                            Seeks long-term growth of capital
--------------------------------------------------------------------------------
ALLIANCE INTERNATIONAL                     Seeks to achieve long-term
                                           growth of capital by investing
                                           primarily in a diversified
                                           portfolio of equity securities
                                           selected principally to permit
                                           participation in non-U.S.
                                           companies with prospects for
                                           growth
--------------------------------------------------------------------------------

                                EQ ADVISORS TRUST
                           DOMESTIC EQUITY PORTFOLIOS

                                                                                       Part B
---------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES                   PRINCIPAL RISKS
---------------------------------------------------------------------------------------------
Stocks and other equity securities (including     General investment, foreign
securities, preferred stocks or convertible debt) leveraging, derivatives, small-cap and
and fixed  income securities (including junk      mid-cap company, junk bond, and fixed
bonds), foreign securities, derivatives,          income risks
and securities lending
---------------------------------------------------------------------------------------------
Securities in the S&P 500 Index, derivatives,     General investment, index-fund,
and securities lending                            derivatives, leveraging, and small-cap
                                                  and mid-cap company risks
---------------------------------------------------------------------------------------------
Stocks and securities convertible into stocks     General investment, convertible
(including junk bonds)                            securities, leveraging, derivatives,
                                                  small-cap and mid-cap company, foreign
                                                  securities, junk bond, and fixed income
                                                  risks
---------------------------------------------------------------------------------------------

                                EQ ADVISORS TRUST
                          AGGRESSIVE EQUITY PORTFOLIOS
                                                                                       Part B
---------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES                   PRINCIPAL RISKS
---------------------------------------------------------------------------------------------
Stocks and other equity securities of small       General investment, small-cap and
and medium-sized companies (including             mid-cap company, growth investing,
securities of companies in cyclical               leveraging, derivatives, liquidity,
industries, companies whose securities            foreign securities and fixed income
are temporarily undervalued, companies in         risks
special situations and less widely known
companies)
---------------------------------------------------------------------------------------------
Stocks and other equity securities of             General investment, small-cap and
smaller companies and undervalued securities      mid-cap company, growth investing,
(including securities of companies in             leveraging, derivatives, liquidity,
cyclical industries, companies whose              foreign securities and fixed income
securities are temporarily undervalued,           risks
companies in special situations and less
widely known companies)
---------------------------------------------------------------------------------------------


                                EQ ADVISORS TRUST
                     GLOBAL/INTERNATIONAL EQUITY PORTFOLIOS
                                                                                       Part B
---------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES                   PRINCIPAL RISKS
---------------------------------------------------------------------------------------------
Equity securities of U.S. and established         General investment, foreign
foreign companies (including shares of other      securities, liquidity, derivatives,
mutual funds investing in foreign                 leveraging and fixed income risks
securities), debt securities, derivatives,
and securities lending
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
Equity securities of non-U.S. companies           General investment, foreign
(including those in emerging markets              securities, liquidity, growth
securities) or foreign government investing,      leveraging, derivatives,
enterprises (including other mutual funds         and fixed income risks
investing in foreign securities), debt
securities, derivatives, and securities
lending)
---------------------------------------------------------------------------------------------

ABOUT THE INVESTMENT PORTFOLIOS

This section of the Prospectus provides a more complete description of the principal investment objectives, strategies, and risks of each of the Portfolios. There can be no assurance that any Portfolio will achieve its investment objective.

Please note that:

o A fuller description of each of the principal risks is included in the section "More Information on Principal Risks," which follows the description of each Portfolio in this section of the Prospectus.

o Additional information concerning each Portfolio's strategies, investments, and risks can also be found in the Trust's Statement of Additional Information.

GENERAL INVESTMENT RISKS

Each of the Portfolios is subject to the following risks:

         ASSET CLASS RISK: The returns from the types of securities in which a Portfolio invest may underperform returns from the various general securities markets or different asset classes.

         MARKET RISK: You could lose money over short periods due to fluctuation in a Portfolio's share price in reaction to stock or bond market movements, and over longer periods during extended market downturns.

         SECURITY SELECTION RISK: There is the possibility that the specific securities selected by a Portfolio's Adviser will underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class. In some cases, certain investments may not be available, or the Portfolio's Adviser may choose not to use them under market conditions when, in retrospect, their use would have been beneficial.

         YEAR 2000 RISK: A Portfolio could be adversely affected if the computer systems used by the Trust, Adviser, other service providers, or persons with whom they deal, do not properly process and calculate date-related information and data dated on and after January 1, 2000 ("Year 2000 Problem"). The extent of such impact cannot be predicted. Also, there can be no assurances that the Year 2000 Problem will not have an adverse effect on the issuers whose securities are held by a Portfolio. This risk is greater for Portfolios that make foreign investments, particularly in emerging market countries.

The Trust's Portfolios are not insured by the FDIC or any other government agency. Each Portfolio is not a deposit or other obligation of any financial institution or bank and is not guaranteed. Each Portfolio is subject to investment risks and possible loss of principal invested.

THE BENCHMARKS

Performance of each of the Trust's Portfolios, as a predecessor registered investment company managed by the Adviser using the same investment strategies as the Portfolio, as shown on the following pages compares each Portfolio's performance to that of: an index of funds with similar investment objectives, a blended index, and a broad-based securities market index. Each of the Portfolios' annualized rates of return are net of: (i) its investment management fees; and (ii) its other expenses. These rates are not representative of the actual return you would receive under your Contract.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Investments cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings. "Blended" performance numbers (e.g., 50% S&P 400/50% Russell 2000 or 60% S&P 500/40% Lehman Gov't/Corp) assume a static mix of the two indices.

THE LEHMAN AGGREGATE BOND INDEX ("Lehman Aggregate Bond") is an index comprised of investment grade fixed income securities, including U.S. Treasury, mortgage-backed, corporate and "Yankee" bonds (U.S. dollar-denominated bonds issued outside the United States).

LEHMAN GOVERNMENT/CORPORATE BOND INDEX ("Lehman Gov't/Corp") represents an unmanaged group of securities widely regarded by investors as representative of the bond market.

THE LEHMAN INTERMEDIATE GOVERNMENT BOND INDEX ("Lehman Intermediate Government Bonds") represents an unmanaged group of securities consisting of all U.S. Treasury and agency securities with remaining maturities of from one to ten years and issue amounts of at least $100 million outstanding.

THE LEHMAN TREASURY BOND INDEX ("Lehman Treasury") represents an unmanaged group of securities consisting of all currently offered public obligations of the U.S. Treasury intended for distribution in the domestic market.

THE LIPPER AVERAGES are contained in Lipper's survey of the performance of a large number of mutual funds. This survey is published by Lipper Analytical Services, Inc., a firm recognized for its reporting of performance of actively managed funds. According to Lipper, performance data are presented net of investment management fees and direct operating expenses. Performance data for funds which assess sales charges in other ways do not reflect deductions for sales charges. Performance data shown for the Portfolios does not reflect deduction for sales charges (which are assessed at the contract level). This means that to the extent that asset-based sales charges deducted by some funds have lowered the Lipper averages, the performance data shown for the Portfolios appears relatively more favorable than the performance data for the Lipper averages.

THE MERRILL LYNCH HIGH YIELD MASTER INDEX ("ML Master") represents an unmanaged group of securities widely regarded by investors as representative of the high yield bond market.

THE MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX ("MSCI EAFE") is a market capitalization weighted equity index composed of a sample of companies representative of the market structure of Europe, Australia and the Far East. MSCI EAFE Index returns assume dividends reinvested net of withholding.

THE MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX ("MSCI World") is an arithmetic, market value-weighted average of the performance of over 1,300 securities listed on the stock exchanges of twenty foreign countries and the United States.

THE RUSSELL 2000 GROWTH INDEX ("Russell 2000 Growth") consists of that half of the 2,000 smallest of the 3,000 largest capitalization U.S. companies that has higher price-to-book ratios and higher forecasted growth. It is compiled by the Frank Russell Company.

THE RUSSELL 2000 INDEX ("Russell 2000") is an unmanaged index (with no defined investment objective) of 2000 small-cap stocks and reflects reinvestment of dividends. It is compiled by the Frank Russell Company.

THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX ("S&P 500") is an unmanaged index containing common stock of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the larger capitalization portion of the United States stock market. The S&P 500 reflects the reinvestment of dividends, if any, but does not reflect fees, brokerage commissions or other expenses of investing.

THE STANDARD & POOR'S MIDCAP 400 INDEX ("S&P 400 MidCap") is an unmanaged weighted index of 400 domestic stocks chosen for market size (median market capitalization of about $610 million), liquidity, and industry group representation.

THE VALUE LINE CONVERTIBLE INDEX ("Value Line Convertible") is comprised of 585 of the most actively traded convertible bonds and preferred stocks on an unweighted basis.

FIXED INCOME PORTFOLIOS

ALLIANCE MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in a diversified portfolio of high-quality U.S. dollar-denominated money market instruments. The Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less.
The instruments in which the Portfolio invests include:

o marketable obligations of, or guaranteed as to the timely payment of principal and interest by, the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities");
o certificates of deposit, bankers' acceptances, bank notes, time deposits and interest bearing savings deposits issued or guaranteed by:
         (a) domestic banks (including their foreign branches) or savings and loan associations having total assets of more than $1 billion and which are FDIC members in the case of banks, or insured by the FDIC, in the case of savings and loan associations; or
         (b) foreign banks (either by their foreign or U.S. branches) having total assets of at least $5 billion and having an issue of either (i) commercial paper rated at least A-1 by Standard & Poor's ("S&P") or Prime-1 by Moody's Investors Service, Inc. ("Moody's") or (ii) long term debt rated at least AA by S&P or Aa by Moody's;
o commercial paper (rated at least A-1 by S&P or Prime-1 by Moody's or, if not rated, issued by domestic or foreign companies having outstanding debt securities rated at least AA by S&P or Aa by Moody's) and participation interests in loans extended by banks to such companies;
o    mortgage-backed securities and asset-backed securities;
o corporate debt obligations with remaining maturities of less than one year, rated at least AA by S&P or Aa by Moody's, as well as corporate debt obligations rated at least A by S&P or Moody's, provided the corporation also has outstanding an issue of commercial paper rated at least A-1 by S&P or Prime-1 by Moody's;
o    floating rate or master demand notes; and
o    repurchase agreements covering U.S. Government securities.

If the Adviser believes a security held by the Portfolio is no longer deemed to present minimal credit risk, the Portfolio will dispose of the security as soon as practicable unless the Board of Trustees determines that such action would not be in the best interest of the Portfolio.

Purchases of securities that are unrated must be ratified by the Board of Trustees. Because the market value of debt obligations fluctuates as an inverse function of changing interest rates, the Portfolio seeks to minimize the effect of such fluctuations by investing only in instruments with a remaining maturity of 397 calendar days or less at the time of investment, except for obligations of the U.S. Government, which may have a remaining maturity of 762 calendar days or less. Time deposits with maturities greater than seven days are considered to be illiquid securities.

The Portfolio may make use of various other investment strategies, including investing up to 20% of its total assets in U.S. dollar-denominated money market instruments of foreign issuers and making secured loans of up to 50% of its total portfolio securities.

THE PRINCIPAL RISKS

MONEY MARKET RISK: While money market funds are designed to be relatively low risk investments, they are not entirely free of risk. Despite the short maturities and high credit quality of the Portfolio's investments, increases in interest rates and deteriorations in the credit quality of the instruments the Portfolio has purchased may reduce the Portfolio's net asset value. In addition, the Portfolio is still subject to the risk that the value of an investment may be eroded over time by inflation. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment, it is possible to lose money by investing in the Portfolio.

LEVERAGING RISK: When the Portfolio borrows money or otherwise leverages its portfolio, the value of an investment in the Portfolio will be more volatile and all other risks will tend to be compounded.

FOREIGN SECURITIES RISKS: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; expropriation or nationalization; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

SECURITIES LENDING RISK: This Portfolio may make secured loans of its portfolio securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.


PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total returns for each of the last ten calendar years. The bar chart provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year. The table below shows the Portfolio's average annual total returns for the past one, five and ten years. The table also compares the Portfolio's performance to the returns of an index of funds with similar investment objectives and the returns on three-month U.S. Treasury bills. The bar chart and table below includes the performance of the predecessor (registered investment company) to this Portfolio, which was managed by the Adviser using the same investment strategy as the Portfolio. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance is not an indication of future performance. In addition, holders of Contracts representing interests in the Portfolio will be subject to charges and expenses relating to such insurance contracts. The performance results presented below do not reflect any insurance related expenses and if reflected the results would be reduced. For these purposes, the Portfolio is considered to be the successor entity to the predecessor (registered investment company) whose inception date is July 13, 1981.

                       CALENDAR YEAR ANNUAL TOTAL RETURN

      1989   1990   1991   1992   1993   1994   1995   1996   1997   1998

      9.2%   8.2%   6.2%   3.6%   3.0%   4.0%   5.7%   5.3%   5.4%   5.3%

Best quarter (% and time period)              Worst quarter (% and time period)

2.37% (1989 2nd Quarter)                      0.69% (1992 4th Quarter)

The Portfolio's 7-day yield for the quarter ended December 31, 1999 was 4.69%.

--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS

                                         ONE YEAR     FIVE YEARS      TEN YEARS

ALLIANCE MONEY MARKET PORTFOLIO -        5.34%        5.17%           5.58%
CLASS IA SHARES

LIPPER MONEY MARKET MUTUAL FUND          4.84%        4.77%           5.20%
AVERAGE*

3-MONTH TREASURY BILL                    5.05%        5.11%           5.44%
--------------------------------------------------------------------------------

*For more information on this index, see the preceding section "The Benchmarks."

WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT, L.P. ("Alliance"), 1345 Avenue of the Americas, New York, New York 10105. Alliance has been the Adviser to the Portfolios since it commenced operations. Alliance, a publicly traded limited partnership, is indirectly majority-owned by Equitable. Alliance manages investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

RAYMOND J. PAPERA has been responsible for the day-to-day management of the Portfolio since 1990. Mr. Papera, a Senior Vice President of Alliance, has been associated with Alliance since 1990.

ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to achieve high current income consistent with relative stability of principal through investment primarily in debt securities issued or guaranteed as to principal and interest by the U.S.
Government or its agencies or instrumentalities.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in U.S. Government Securities. The Portfolio may also invest in repurchase agreements and forward commitments related to U.S. Government Securities and may also purchase debt securities of non-government issuers that own mortgages.

SIDEBAR: Duration is a measure of the weighted average maturity of the bonds held by the Portfolio and can be used by the Adviser as a measure of the sensitivity of the market value of the Portfolio to changes in interest rates. Generally, the longer the duration of the Portfolio, the more sensitive its market value will be to changes in interest rates.

SIDEBAR: In some cases, the Adviser's calculation of duration will be based on certain assumptions (including assumptions regarding prepayment rates, in the mortgage-backed or asset-backed securities, and foreign and domestic interest rates). As of December 31, 1998, the Adviser considered the duration of a 10-year Treasury bond to be 4.68 years. The Portfolio's investments will generally have a final maturity of not more than ten years or a duration not exceeding that of a 10-year Treasury note.

The Portfolio buys and sells securities with a view to maximizing current return without, in the opinion of the Adviser, undue risk to principal. Potential capital gains resulting from possible changes in interest rates will not be a major consideration. The Portfolio may take full advantage of a wide range of maturities of U.S. Government Securities and may adjust the dollar-weighted average maturity of its portfolio from time to time, depending on the Adviser's assessment of relative yields on securities of different maturities and the expected effect of future changes in interest rates on the market value of the securities held by the Portfolio. The Portfolio may also invest a substantial portion of its assets in money market instruments.

In order to enhance its current return, to reduce fluctuations in net asset value, and to hedge against changes in interest rates, the Portfolio may write covered call and put options on U.S. Government Securities and may purchase call and put options on U.S. Government Securities. The Portfolio may also enter into interest rate futures contracts with respect to U.S. Government Securities, and may write and purchase options thereon. The Portfolio may also make secured loans of its portfolio securities without limitation and enter into repurchase agreement with respect to U.S. Government Securities with commercial banks and registered broker-dealers.

The Portfolio may also make use of various other investment strategies, including covered short sales, and the purchase or sale of securities on a when-issued, delayed delivery or forward commitment basis.

Under normal market conditions, the Portfolio will invest at least 65%, and expects to invest at least 80%, of its total assets in U.S. Government Securities and repurchase agreements and forward commitments relating to U.S. Government Securities. U.S. Government Securities include:

o U.S. Treasury Bills: Direct obligations of the U.S. Treasury which are issued in maturities of one year or less.

o U.S. Treasury Notes: Direct obligations of the U.S. Treasury issued in maturities which vary between one and ten years, with interest payable every six months.

o U.S. Treasury Bonds: Direct obligations of the U.S. Treasury which are issued in maturities more than ten years from the date of issue, with interest payable every six months.

o "Ginnie Maes": Debt securities issued by a mortgage banker or other mortgagee and represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veteran's Administration. The Government National Mortgage Association ("GNMA") guarantees the timely payment of principal and interest. Ginnie Maes, although not direct obligations of the U.S. Government, are guaranteed by the U.S. Treasury.

o "Fannie Maes": The Federal National Mortgage Association ("FNMA") is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA and supported by FNMA's right to borrow from the U.S. Treasury, at the discretion of the U.S. Treasury. Fannie Maes are not backed by the full faith and credit of the U.S. Government.

o "Freddie Macs": The Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the U.S. Government, issues participation certificates ("PCs"') which represent an interest in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

o Governmental Collateralized Mortgage Obligations: These are securities issued by a U.S. Government instrumentality or agency which are backed by a portfolio of mortgages or mortgage-backed securities held under an indenture.

o "Sallie Maes": The Student Loan Marketing Association ("SLMA") is a government-sponsored corporation owned entirely by private stockholders that provides liquidity for banks and other institutions engaged in the Guaranteed Student Loan Program. These loans are either directly guaranteed by the U.S. Treasury or guaranteed by state agencies and reinsured by the U.S. Government. SLMA issues both short term notes and longer term public bonds to finance its activities.

The Portfolio may also invest in "zero coupon"' U.S. Government Securities which have been stripped of their unmatured interest coupons and receipts or in certificates representing undivided interests in such stripped U.S. Government Securities and coupons. These securities tend to be more volatile than other types of U.S. Government Securities.

SIDEBAR: Guarantees of the Portfolio's U.S. Government Securities guarantee only the payment of principal at maturity and interest when due on the guaranteed securities, and do not guarantee the securities' yield or value or the yield or value of the Portfolio's shares.

The Portfolio may also purchase collateralized mortgage obligations ("CMOs") issued by non-governmental issuers and securities issued by a real estate mortgage investment conduits ("REMICs"'), but only if they are collateralized by U.S. Government Securities. However, CMOs issued by entities other than U.S. Government agencies and instrumentalities and securities issued by REMICs are not considered U.S. Government Securities for purposes of the Portfolio meeting its policy of investing at least 65% of its total assets in U.S. Government Securities.

THE PRINCIPAL RISKS

FIXED INCOME RISKS: This Portfolio invests primarily in fixed income securities, therefore, the Portfolio's performance will be affected by changes in interest rates, credit risks of the issuer, the duration and maturity of the Portfolio's fixed income holdings, and adverse market and economic conditions. Other risks that relate to the Portfolio's investment in fixed income securities include:

         INTEREST RATE RISK: When interest rates rise, the value (i.e., share price and total return) of the Portfolio's fixed income securities, particularly those with longer durations or maturities, will go down. When interest rates fall, the reverse is true.

         INVESTMENT-GRADE SECURITIES RISK: The Portfolio could lose money if the issuer or guarantor of a debt security or counterparty to a Portfolio's transaction is unable or unwilling to make timely principal and/or interest payments, or to honor its financial obligations. Investment grade securities which are rated BBB by S&P or an equivalent rating by any other nationally recognized statistical rating organization, are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative.

         MORTGAGE-BACKED SECURITIES RISK: Rising interest rates may cause the duration of mortgage-backed securities to increase, making them even more susceptible to interest rate changes. Falling interest rates may cause the value and yield of mortgage-backed securities to fall. Falling interest rates also may encourage borrowers to pay off their mortgages sooner than anticipated (pre-payment). The Portfolio would need to reinvest the pre-paid funds at the newer, lower interest rates.

DERIVATIVES RISK: The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

LEVERAGING RISK: When the portfolio borrows money or otherwise leverages its portfolio, the value of an investment in the Portfolio will be more volatile and all other risk will tend to be compounded.

SECURITIES LENDING RISK: This Portfolio may make secured loans of its portfolio securities without restriction. The risk in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total returns for each of the last seven calendar years. The table below shows the Portfolio's average annual total returns for the past one and five years and since inception. The table also compares the Portfolio's performance to the returns of an index of funds with similar investment objectives and the returns of a broad-based index. The bar chart and table below includes the performance of the predecessor (registered investment company) to this Portfolio, which was managed by the Adviser using the same investment strategy as the Portfolio. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance is not an indication of future performance. In addition, holders of Contracts representing interests in the Portfolio will be subject to charges and expenses relating to such insurance contracts. The performance results presented below do not reflect any insurance related expenses and if reflected the results would be reduced. For these purposes, the Portfolio is considered to be the successor entity to the predecessor (registered investment company) whose inception date is April 1, 1991.

                        CALENDAR YEAR ANNUAL TOTAL RETURN

         1992     1993     1994     1995     1996     1997     1998

         5.5%     10.6%   -4.4%     13.3%    3.8%     7.3%     7.7%

Best quarter (% and time period)               Worst quarter (% and time period)
5.31% (1991 3rd Quarter)                       -2.97% (1994 1st Quarter)

--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS

                                        ONE YEAR   FIVE YEARS   SINCE INCEPTION

ALLIANCE INTERMEDIATE  GOVERNMENT        7.74%        5.39%          7.10%
SECURITIES PORTFOLIO - CLASS IA SHARES

LIPPER INTERMEDIATE GOVERNMENT FUNDS
AVERAGE*                                 7.68%        5.91%          7.25%

LEHMAN INTERMEDIATE GOVERNMENT BONDS*    8.49%        6.45%          7.60%
--------------------------------------------------------------------------------

*For more information on this index, see the preceding section "The Benchmarks."

WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT, L.P. ("Alliance"), 1345 Avenue of the Americas, New York, New York 10105. Alliance has been the Adviser to the Portfolios since it commenced operations. Alliance, a publicly traded limited partnership, is indirectly majority-owned by Equitable. Alliance manages investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

JEFFREY S. PHLEGAR has been responsible for the day-to-day management of the Portfolio since January 1999. Mr. Phlegar, a Senior Vice President of Alliance, has been associated with Alliance since 1998.

ALLIANCE QUALITY BOND PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to achieve high current income consistent with preservation of capital by investing primarily in investment grade fixed income securities.

THE INVESTMENT STRATEGY

The Portfolio expects to invest in readily marketable securities with relatively attractive yields that the Adviser believes do not involve undue risk.

The Portfolio will follow a policy of investing at least 65% of its total assets in securities which are rated at the time of purchase at least Baa by Moody's or BBB by S&P, or in unrated fixed income securities that the Adviser determines to be of comparable quality.

In the event that the credit rating of a security held by the Portfolio falls below investment grade (or, in the case of unrated securities, the Adviser determines that the quality of such security has deteriorated below investment grade), the Portfolio will not be obligated to dispose of such security and may continue to hold the obligation if the Adviser believes such an investment is appropriate in the circumstances. The Portfolio will also seek to maintain an average aggregate quality rating of its portfolio securities of at least A (Moody's and S&P).

The Portfolio has complete flexibility as to the types of securities in which it will invest and the relative proportions thereof. In this regard, the Portfolio plans to vary the proportions of its holdings of long- and short-term fixed income securities (including debt securities, convertible debt securities and U.S. Government obligations), preferred stocks and dividend-paying common stocks in order to reflect the Adviser's assessment of prospective cyclical changes even if such action may adversely affect current income.

The Portfolio may also invest in foreign securities, although it will not invest more than 20% of its total assets in securities denominated in currencies other than the U.S. dollar. The Portfolio may enter into foreign currency futures contracts (and related options), forward foreign currency exchange contracts and options on foreign currencies for hedging purposes.

The Portfolio may also make use of various other investment strategies, including zero coupon pay-in-kind securities, collateralized mortgage obligations, securities lending with a value of up to 50% of its total assets, the purchase or sale of securities on a when-issued, delayed delivery or forward commitment basis and repurchase agreements. The Portfolio may also use derivatives, including: purchasing put and call options and writing covered put and call options on securities it may purchase. The Portfolio also intends to write covered call options for cross-hedging purposes, which are designed to provide a hedge against a decline in value of another security which the Portfolio owns or has the right to acquire.

The Portfolio may seek to protect the value of its investments from interest rate fluctuations by entering into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors.

When market or financial conditions warrant, the Portfolio may invest in certain money market instruments for temporary or defensive purposes. Such investments could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

FIXED INCOME RISKS: This Portfolio invests primarily in fixed income securities, therefore, the Portfolio's performance will be affected by changes in interest rates, credit risks of the issuer, the duration and maturity of the Portfolio's fixed income holdings, and adverse market and economic conditions. Other risks that relate to the Portfolio's investment in fixed income securities include:

         INTEREST RATE RISK: When interest rates rise, the value (i.e., share price and total return) of the Portfolio's fixed income securities, particularly those with longer durations or maturities, will go down. When interest rates fall, the reverse is true.

         INVESTMENT-GRADE SECURITIES RISK: The Portfolio could lose money if the issuer or guarantor of a debt security or counterparty to a Portfolio's transaction is unable or unwilling to make timely principal and/or interest payments, or to honor its financial obligations. Investment grade securities which are rated BBB or S&P or an equivalent rating by any other nationally recognized statistical rating organization, are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative.

         MORTGAGE-BACKED SECURITIES RISK: Rising interest rates may cause the duration of mortgage-backed securities to increase, making them even more susceptible to interest rate changes. Falling interest rates may cause the value and yield of mortgage-backed securities to fall. Falling interest rates also may encourage borrowers to pay off their mortgages sooner than anticipated (pre-payment). The Portfolio would need to reinvest the prepaid funds at the newer, lower interest rates.

         ZERO COUPON AND PAY-IN-KIND SECURITIES RISK: A zero coupon or pay-in-kind security pays no interest in cash to its holder during its life. Accordingly, zero coupon securities usually trade at a deep discount from their face or par value and, together with pay-in-kind securities, will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest in cash.

DERIVATIVES RISK: The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

CONVERTIBLE SECURITIES RISK: Convertible securities generally enable the Portfolio to benefit from increases in the market price of the underlying common stock and provide higher yields than the underlying common stocks, but generally offer lower yields than nonconvertible securities of similar quality. Like bonds, the value of convertible securities fluctuates both in relation to changes in interest rates and changes in the value of the underlying common stock.

FOREIGN SECURITIES RISKS: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; expropriation or nationalization; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

SECURITIES LENDING RISK: This Portfolio may make secured loans of its portfolio securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

LEVERAGING RISK: When a portfolio is borrows money or otherwise leverages its portfolio, the value of an investment in that Portfolio will be more volatile and all other risk will tend to be compounded.

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total returns for each of the last five calendar years. The table below shows the Portfolio's average annual total returns for the past one and five years and since inception. The table also compares the Portfolio's performance to the returns of an index of funds with similar investment objectives and the returns of a broad-based index. The bar chart and table below includes the performance of the predecessor (registered investment company) to this Portfolio, which was managed by the Adviser using the same investment strategy as the Portfolio. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance is not an indication of future performance. In addition, holders of Contracts representing interests in the Portfolio will be subject to charges and expenses relating to such insurance contracts. The performance results presented below do not reflect any insurance related expenses and if reflected the results would be reduced. For these purposes, the Portfolio is considered to be the successor entity to the predecessor (registered investment company) whose inception date is October 1, 1993.

                       CALENDAR YEAR ANNUAL TOTAL RETURN

                   1994     1995     1996     1997     1998

                   -5.1%    17.0%    5.4%     9.1%     8.7%

Best quarter (% and time period)               Worst quarter (% and time period)
6.19% (1995 2nd Quarter)                       -4.03% (1994 1st Quarter)

-------------------------------------------------------------------------------
                            AVERAGE ANNUAL TOTAL RETURNS

                                       ONE YEAR    FIVE YEARS   SINCE INCEPTION

ALLIANCE QUALITY BOND PORTFOLIO -        8.69%       6.78%           6.34%
CLASS IA SHARES

LIPPER CORPORATE DEBT FUNDS A RATED
AVERAGE*                                 7.47%       6.54%           6.21%

LEHMAN AGGREGATE BONDS*                  8.69%       7.27%           6.92%
-------------------------------------------------------------------------------

*For more information on this index, see the preceding section "The Benchmarks."

WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT, L.P. ("Alliance"), 1345 Avenue of the Americas, New York, New York 10105. Alliance has been the Adviser to the Portfolios since it commenced operations. Alliance, a publicly traded limited partnership, is indirectly majority-owned by Equitable. Alliance manages investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

MATTHEW BLOOM has been responsible for the day-to-day management of the Portfolio since 1995. Mr. Bloom, a Senior Vice President of Alliance, has been associated with Alliance since 1989.

ALLIANCE HIGH YIELD PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to achieve a high return by maximizing current income and, to the extent consistent with that objective, capital appreciation.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in diversified mix of high yield, fixed income securities (so-called "junk bonds"), which generally involve greater volatility of price and risk of principal and income than high quality fixed income securities. Junk bonds generally have a higher current yield but are rated either in the lower categories by nationally recognized statistical rating organizations ("NRSROs") i.e., rated Baa or lower by Moody's or BBB or lower by S&P) or are unrated securities of comparable quality.

The Portfolio will attempt to maximize current income by taking advantage of market developments, yield disparities and variations in the creditworthiness of issuers. Substantially all of the Portfolio's investments will be income producing.

The Portfolio may also make use of various other investment strategies, including investments in common stocks and other equity-type securities (such as convertible debt securities) and secured loans of its portfolio securities without limitation in order to enhance its current return and to reduce fluctuations in net asset value. The Portfolio may also use derivatives, including: writing covered call and put options; purchasing call and put options on individual fixed income securities, securities indexes and foreign currencies; and purchasing and selling stock index, interest rate and foreign currency futures contracts and options thereon. The Portfolio may also invest in participations and assignments of loans originally made by institutional lenders or lending syndicates.

The Portfolio will not invest more than 10% of its total assets in:

(i) fixed income securities which are rated lower than B3 or B- or their equivalents by one NRSRO or if unrated are of equivalent quality as determined by the Adviser; and

(ii) money market instruments of any entity which has an outstanding issue of unsecured debt that is rated lower than B3 or B- or their equivalents by an NRSRO or if unrated is of equivalent quality as determined by the Adviser; however, this restriction will not apply to:

o fixed income securities which the Adviser believes have similar characteristics to securities which are rated B3 or higher by Moody's or B- or higher by S&P, or

o money market instruments of any entity that has an unsecured issue of outstanding debt which the Adviser believes has similar characteristics to securities which are so rated.

In the event that any securities held by the Portfolio fall below those ratings, the Portfolio will not be obligated to dispose of such securities and may continue to hold such securities if the Adviser believes that such investments are considered appropriate under the circumstances.

The Portfolio may also invest in fixed income securities which are providing high current yields because of risks other than credit, such as prepayment risks, in the case of mortgage-backed securities, or currency risks, in the case of non-U.S. dollar denominated foreign securities.

When market or financial conditions warrant, the Portfolio may also make temporary investments in high-quality U.S. dollar-denominated money market instruments. Such investment strategies could result in the Portfolio not achieving its investment objective.


THE PRINCIPAL RISKS

JUNK BOND RISK: The Portfolio invests primarily in "junk bonds" or lower-rated securities rated BB or lower by S&P or an equivalent rating by any other NRSRO or unrated securities of similar quality. Junk bonds have speculative elements or are predominantly speculative credit risks, therefore, credit risk is particularly significant for this Portfolio. This Portfolio may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructurings by highly leveraged issuers or in debt securities not current in the payment of interest or principal, or in default.

FIXED INCOME RISKS: This Portfolio invests primarily in fixed income securities, therefore, the Portfolio's performance will be affected by changes in interest rates, credit risks of the issuer, the duration and maturity of the Portfolio's fixed income holdings, and adverse market and economic conditions. Other risks that relate to the Portfolio's investment in fixed income securities include:

         INTEREST RATE RISK: When interest rates rise, the value (i.e., share price and total return) of the Portfolio's fixed income securities, particularly those with longer durations or maturities, will go down. When interest rates fall, the reverse is true.

         MORTGAGE-BACKED SECURITIES RISK: Rising interest rates may cause the duration of mortgage-backed securities to increase, making them even more susceptible to interest rate changes. Falling interest rates may cause the value and yield of mortgage-backed securities to fall. Falling interest rates also may encourage borrowers to pay off their mortgages sooner than anticipated (pre-payment). The Portfolio would need to reinvest the pre-paid funds at the newer, lower interest rates.

LOAN PARTICIPATION AND ASSIGNMENT RISK: In addition to the risks associated with fixed income investments generally, the Portfolio's investments in loan participations and assignments are subject to the risk that the financial institution acting as agent for all interests in a loan, might fail financially. It is also possible that, under emerging legal theories of lender liability, the Portfolio could be held liable as a co-lender.

SMALL CAP AND MID-CAP COMPANY RISK: The Portfolio's investments in small-cap and mid-cap companies may be subject to more abrupt or erratic movements in price than are those of larger, more established companies because: the securities of such companies are less well-known; held primarily by insiders or institutional investors and may trade less frequently and in lower volume; such companies are more likely to experience greater or more unexpected changes in their earnings and growth prospects; such companies have limited financial resources or may depend on a few key employees; and the products of technologies of such companies may be at a relatively early stage of development or not fully tested

DERIVATIVES RISK: The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

FOREIGN SECURITIES RISKS: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; expropriation or nationalization; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

LEVERAGING RISK: When a portfolio is borrowing money or otherwise leveraging its portfolio, the value of an investment in that Portfolio will be more volatile and all other risk will tend to be compounded.

LIQUIDITY RISK: Certain securities held by the Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like which may cause the Portfolio to lose money or be prevented from earning capital gains.

SECURITIES LENDING RISK: This Portfolio may make secured loans of its portfolio securities without restriction. The risk in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total returns for each of the last ten calendar years. The table below shows the Portfolio's average annual total returns for the past one, five and ten years. The table also compares the Portfolio's performance to the returns of an index of funds with similar investment objectives and the returns of a broad-based index. The bar chart and table below includes the performance of the predecessor (registered investment company) to this Portfolio, which was managed by the Adviser using the same investment strategy as the Portfolio. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance is not an indication of future performance. In addition, holders of variable insurance contracts representing interests in the Portfolio will be subject to charges and expenses relating to such insurance contracts. The performance results presented below do not reflect any insurance related expenses and if reflected the results would be reduced. For these purposes, the Portfolio is considered to be the successor entity to the predecessor (registered investment company) whose inception date is January 2, 1987.

                       CALENDER YEAR ANNUAL TOTAL RETURN*

 1989    1990    1991    1992    1993    1994    1995    1996    1997    1998

 5.1%    -1.1%  24.5%    12.3%  23.2%    -2.8%   19.9%   23.0%   18.5%   -5.2%

Best quarter (% and time period)               Worst quarter (% and time period)
7.96% (1997 2nd Quarter)                       -10.97% (1998 3rd Quarter)

--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS

                                        ONE YEAR     FIVE YEARS     TEN YEARS

ALLIANCE HIGH YIELD PORTFOLIO-           -5.15%        9.99%          11.17%
CLASS IA SHARES

LIPPER HIGH CURRENT YIELD BOND FUNDS     -0.44%        7.37%          9.34%
AVERAGE*

ML MASTER*                                3.66%        9.01%          11.08%
--------------------------------------------------------------------------------

*For more information on this index, see the preceding section "The Benchmarks."

WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT, L.P. ("Alliance"), 1345 Avenue of the Americas, New York, New York 10105. Alliance has been the Adviser to the Portfolios since it commenced operations. Alliance, a publicly traded limited partnership, is indirectly majority-owned by Equitable. Alliance manages investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

WAYNE C. TAPPE has been responsible for the day-to-day management of the Portfolio since 1995. Mr. Tappe, a Senior Vice President of Alliance, has been associated with Alliance since 1987.

                           ASSET ALLOCATION PORTFOLIOS

The Alliance Conservative Investors Portfolio, the Alliance Balanced Portfolio and the Alliance Growth Investors Portfolio together are called the Asset Allocation Portfolios. These Portfolios invest in a variety of fixed income and equity securities, each pursuant to a different asset allocation strategy, as described below. The term "asset allocation" is used to describe the process of shifting assets among discrete categories of investments in an effort to reduce risk while producing desired return objectives. Portfolio management, therefore, will consist not only of selecting specific securities but also of setting, monitoring and changing, when necessary, the asset mix.

Each Portfolio has been designed with a view toward a different "investor profile." The "conservative investor"' has a relatively short-term investment bias, either because of a limited tolerance for market volatility or a short investment horizon. This investor is averse to taking risks that may result in principal loss, even though such aversion may reduce the potential for higher long-term gains and result in lower performance during periods of equity market strength. Consequently, the asset mix for the Alliance Conservative Investors Portfolio attempts to reduce volatility while providing modest upside potential. The "growth investor" has a longer-term investment horizon and is therefore willing to take more risks in an attempt to achieve long-term growth of principal. This investor wishes, in effect, to be risk conscious without being risk averse. The asset mix for the Alliance Growth Investors Portfolio attempts to provide for upside potential without excessive volatility.

The "balanced investor" is somewhat less aggressive than the growth investor and has a medium- to long-term investment horizon. This investor is sensitive to risk, but is willing to take on some risk in seeking high total return. Consequently, the asset mix for the Alliance Balanced Portfolio attempts to capture a sizable portion of the market's upside while diversifying risk among asset classes.

The Adviser has established an asset allocation committee (the "Committee"'), all the members of which are employees of the Adviser, which is responsible for setting and continually reviewing the asset mix ranges of each Portfolio. Under normal market conditions, the Committee is expected to change allocation ranges approximately three to five times per year. However, the Committee has broad latitude to establish the frequency, as well as the magnitude, of allocation changes within the guidelines established for each Portfolio. During periods of severe market disruption, allocation ranges may change frequently. It is also possible that in periods of stable and consistent outlook no change will be made. The Committee's decisions are based on a variety of factors, including liquidity, portfolio size, tax consequences and general market conditions, always within the context of the appropriate investor profile for each Portfolio. Consequently, asset mix decisions for the Alliance Conservative Investors Portfolio particularly emphasize risk assessment of each asset class viewed over the shorter term, while decisions for the Alliance Growth Investors Portfolio are principally based on the longer term total return potential for each asset class.

When the Committee establishes a new allocation range for a Portfolio, it also prescribes the length of time during which that Portfolio should achieve an asset mix within the new range. To achieve a new asset mix, the Portfolios look first to available cash flow. If the Adviser believes that cash flow will be insufficient to achieve the desired asset mix, the Portfolios will sell securities and reinvest the proceeds in the appropriate asset class.

The Asset Allocation Series Portfolios are permitted to use a variety of hedging techniques to attempt to control stock market, interest rate and currency risks. Each of the Portfolios in the Asset Allocation Series may make loans of up to 50% of its total portfolio securities. Each of the Portfolios in the Asset Allocation Series may write covered call and put options and may purchase call and put options on all the types of securities in which it may invest, as well as securities indexes and foreign currencies. Each Portfolio may also purchase and sell stock index, interest rate and foreign currency futures contracts and options thereon, as well as forward foreign currency exchange contracts.

ALLIANCE BALANCED PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to achieve a high return through both appreciation of capital and current income.

THE INVESTMENT STRATEGY

The Portfolio invests varying portions of its assets in publicly-traded equity and debt securities and money market instruments depending on economic conditions, the general level of common stock prices, interest rates and other relevant considerations, including the risks associated with each investment medium.

The Portfolio attempts to achieve long-term growth of capital by investing in common stock and other equity-type instruments. It will try to achieve a competitive level of current income and capital appreciation through investments in publicly traded debt securities and a high level of current income through investments primarily in high-quality U.S. dollar denominated money market instruments.

The Portfolio at all times will hold at least 25% of its total assets in fixed income securities (including, for these purposes, that portion of the value of securities convertible into common stock which is attributable to the fixed income characteristics of those securities, as well as money market instruments). The Portfolio's equity securities will always comprise at least 25%, but never more than 75%, of the Portfolio's total assets. Consequently, the Portfolio will have a minimum or "core holdings" of at least 25% fixed income securities and 25% equity securities. Over time, holdings by the Portfolio's holdings are currently expected to average approximately 50% in fixed income securities and approximately 50% in equity securities. Actual asset mixes will be adjusted in response to economic and credit market cycles.

The Portfolio may also invest up to 20% of its total assets in foreign securities and may also make use of various other investment strategies, including securities lending of up to 50% of its total portfolio securities. The Portfolio may also use derivatives, including: writing covered call and put options, purchasing call and put options on all the types of securities in which it may invest, as well as securities indexes and foreign currencies. The Portfolio may also purchase and sell stock index, interest rate and foreign currency futures contracts and options thereon.

The debt securities will consist principally of bonds, notes, debentures and equipment trust certificates, as well as debt securities with equity features such as conversion or exchange rights or warrants for the acquisition of stock or participations based on revenues, rates or profits. These debt securities will principally be investment grade securities rated at least Baa by Moody's or BBB by S&P, or will be U.S. Government Securities. If such Baa or BBB debt securities held by the Portfolio fall below those ratings, the Portfolio will not be obligated to dispose of them and may continue to hold them if the Adviser considers them appropriate investments under the circumstances. In addition, the Portfolio may at times hold some of its assets in cash.

THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

ASSET ALLOCATION RISK: In addition to the risks associated with the securities in which the Portfolio invests, the Portfolio is subject to the risk that the Adviser's allocation of the Portfolio's assets between debt and equity securities may adversely affect the Portfolio's value.

DERIVATIVES RISK: The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

FOREIGN SECURITIES RISKS: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; expropriation or nationalization; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

FIXED INCOME RISKS: This Portfolio invests primarily in fixed income securities, therefore, the Portfolio's performance will be affected by changes in interest rates, credit risks of the issuer, the duration and maturity of the Portfolio's fixed income holdings, and adverse market and economic conditions. Other risks that relate to the Portfolio's investment in fixed income securities include:

         INTEREST RATE RISK: When interest rates rise, the value (i.e., share price and total return) of the Portfolio's fixed income securities, particularly those with longer durations or maturities, will go down. When interest rates fall, the reverse is true.

         INVESTMENT-GRADE SECURITIES RISK: The Portfolio could lose money if the issuer or guarantor of a debt security or counterparty to a Portfolio's transaction is unable or unwilling to make timely principal and/or interest payments, or to honor its financial obligations. Investment grade securities which are rated BBB by S&P or an equivalent rating by any other nationally recognized statistical rating organization, are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative.

LEVERAGING RISK. When a portfolio is borrowing money or otherwise leveraging its portfolio, the value of an investment in that Portfolio will be more volatile and all other risk will tend to be compounded.

SECURITIES LENDING RISK: This Portfolio may make secured loans of its portfolio securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total returns for each of the last ten calendar years. The table below shows the Portfolio's average annual total returns for the past one, five and ten years. The table also compares the Portfolio's performance to the returns of an index of funds with similar investment objectives, the returns of a blend of fixed income and equity securities indices and the returns of a broad-based equity securities market index. The bar chart and table below includes the performance of the predecessor (registered investment company) to this Portfolio, which was managed by the Adviser using the same investment strategy as the Portfolio. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance is not an indication of future performance. In addition, holders of Contracts representing interests in the Portfolio will be subject to charges and expenses relating to such insurance contracts. The performance results presented below do not reflect any insurance related expenses and if reflected the results would be reduced. For these purposes, the Portfolio is considered to be the successor entity to the predecessor (registered investment company) whose inception date is January 27, 1986.

                       CALENDAR YEAR ANNUAL TOTAL RETURN

  1989    1990    1991    1992    1993    1994    1995    1996    1997    1998

  25.8%   0.3%    41.3%   -2.8%   12.3%   -8.0%   19.8%  11.70%   15.1%   18.1%

Best quarter (% and time period)               Worst quarter (% and time period)
 15.13% (1991 4th Quarter)                     -8.29% (1990 3rd Quarter)

-------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS

                                        ONE YEAR    FIVE YEARS    TEN YEARS

ALLIANCE BALANCED PORTFOLIO - CLASS IA   18.11%       10.82%        12.51%
SHARES

LIPPER BALANCED MUTUAL FUNDS AVERAGE     13.48%       13.84%        12.97%

50% S&P 500 INDEX/50% LEHMAN GOV'T
CORP.*                                   19.02%       16.88%        15.21%

S&P 500 INDEX*                           28.58%       24.06%        19.21%
-------------------------------------------------------------------------------
*For more information on this index, see the preceding section "The Benchmarks."

WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT, L.P. ("Alliance"), 1345 Avenue of the Americas, New York, New York 10105. Alliance has been the Adviser to the Portfolios since it commenced operations. Alliance, a publicly traded limited partnership, is indirectly majority-owned by Equitable. Alliance manages investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

ROBERT G. HEISTERBERG has been responsible for the day-to-day management of the Portfolio since February 12, 1996. Mr. Heisterberg, a Senior Vice President of Alliance and Global Economic Policy Analysis, has been associated with Alliance since 1977.

ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to achieve a high total return without, in the opinion of the Adviser, undue risk to principal.

THE INVESTMENT STRATEGY

The Portfolio invests varying portions of its assets in high quality, publicly-traded fixed income securities (including money market instruments and cash) and publicly-traded common stocks and other equity securities of U.S. and non-U.S. issuers.

The Portfolio will at all times hold at least 40% of its assets in investment grade fixed income securities, each having a duration, as determined by the Adviser, that is less than that of a 10-year Treasury bond (the "fixed income core"). The Portfolio is generally expected to hold approximately 70% of its assets in fixed income securities (including the fixed income core) and 30% in equity securities. Actual asset mixes will be adjusted in response to economic and credit market cycles. The fixed income asset class will always comprise at least 50%, but never more than 90%, of the Portfolio's total assets. The equity class will always comprise at least 10%, but never more than 50%, of the Portfolio's total assets.

SIDEBAR: Duration is a measure of the weighted average maturity of the bonds held by the Portfolio and can be used by the Adviser as a measure of the sensitivity of the market value of the Portfolio to changes in interest rates. Generally, the longer the duration of the Portfolio, the more sensitive its market value will be to changes in interest rates.

SIDEBAR: In some cases, the Adviser's calculation of duration will be based on certain assumptions (including assumptions regarding prepayment rates, in the mortgage-backed or asset-backed securities, and foreign and domestic interest rates). As of December 31, 1998, the Adviser considered the duration of a 10-year Treasury bond to be 4.68 years. The Portfolio's investments will generally have a final maturity of not more than ten years or a duration not exceeding that of a 10-year Treasury note.

All debt securities held by the Portfolio will be of investment grade (i.e., rated at least BBB by S&P or Baa by Moody's) or unrated securities of comparable quality as determined by the Adviser. The equity securities invested in by the Portfolio will consist primarily of common stocks, including convertible securities. No more than 15% of the Portfolio's assets will be invested in securities of non-U.S. issuers.

The Portfolio may also make use of various other investment strategies, including securities lending and the derivatives.

THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

ASSET ALLOCATION RISK: In addition to the risks associated with the securities in which the Portfolio invests, the Portfolio is subject to the risk that the Adviser's allocation of the Portfolio's assets between debt and equity securities may adversely affect the Portfolio's value.

FIXED INCOME RISKS: This Portfolio invests primarily in fixed income securities, therefore, the Portfolio's performance will be affected by changes in interest rates, credit risks of the issuer, the duration and maturity of the Portfolio's fixed income holdings, and adverse market and economic conditions. Other risks that relate to the Portfolio's investment in fixed income securities include:

         INTEREST RATE RISK: When interest rates rise, the value (i.e., share price and total return) of the Portfolio's fixed income securities, particularly those with longer durations or maturities, will go down. When interest rates fall, the reverse is true.

         INVESTMENT-GRADE SECURITIES RISK: The Portfolio could lose money if the issuer or guarantor of a debt security or counterparty to a Portfolio's transaction is unable or unwilling to make timely principal and/or interest payments, or to honor its financial obligations. Investment grade securities which are rated BBB by S&P or an equivalent rating by any other nationally recognized statistical rating organization, are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative.

         MORTGAGE-BACKED SECURITIES RISK: Rising interest rates may cause the duration of mortgage-backed securities to increase, making them even more susceptible to interest rate changes. Falling interest rates may cause the value and yield of mortgage-backed securities to fall. Falling interest rates also may encourage borrowers to pay off their mortgages sooner than anticipated (pre-payment). The Portfolio would need to reinvest the pre-paid funds at the newer, lower interest rates.

CONVERTIBLE SECURITIES RISK: Convertible securities generally enable the Portfolio to benefit from increases in the market price of the underlying common stock and provide higher yields than the underlying common stocks, but generally offer lower yields than nonconvertible securities of similar quality. Like bonds, the value of convertible securities fluctuates both in relation to changes in interest rates and changes in the value of the underlying common stock.

SECURITIES LENDING RISK: This Portfolio may make secured loans of its portfolio securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

DERIVATIVES RISK: The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

FOREIGN SECURITIES RISKS: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; expropriation or nationalization; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

LIQUIDITY RISK: Certain securities held by the Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like which may cause the Portfolio to lose money or be prevented from earning capital gains.

LEVERAGING RISK: When a portfolio is borrowing money or otherwise leveraging its portfolio, the value of an investment in that Portfolio will be more volatile and all other risk will tend to be compounded.

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total returns for each of the last nine calendar years. The table below shows the Portfolio's average annual total returns for the past one and five years and since inception. The table also compares the Portfolio's performance to the returns of an index of funds with similar investment objectives, the returns of a blend of fixed income and equity securities indices and the returns of a broad-based equity securities market index. The bar chart and table below includes the performance of the predecessor (registered investment company) to this Portfolio, which was managed by the Adviser using the same investment strategy as the Portfolio. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance is not an indication of future performance. In addition, holders of Contracts representing interests in the Portfolio will be subject to charges and expenses relating to such insurance contracts. The performance results presented below do not reflect any insurance related expenses and if reflected the results would be reduced. For these purposes, the Portfolio is considered to be the successor entity to the predecessor (registered investment company) whose inception date is October 2, 1989.

                       CALENDAR YEAR ANNUAL TOTAL RETURN

      1990    1991    1992    1993    1994    1995    1996    1997    1998

      6.3%   19.8%    5.6%   10.8%   -4.1%   20.4%    5.2%   13.3%   13.9%

Best quarter (% and time period)               Worst quarter (% and time period)
7.65% (1998 4th Quarter)                       -3.21% (1994 1st Quarter)

-------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURNS

                                        ONE YEAR    FIVE YEARS  SINCE INCEPTION

ALLIANCE CONSERVATIVE INVESTORS          13.88%        9.40%         9.99%

PORTFOLIO - CLASS IA SHARES
LIPPER FLEXIBLE PORTFOLIO AVERAGE        14.20%       14.31%        12.55%

70% LEHMAN TREASURY/30% S&P 500 INDEX*   15.59%       13.37%        12.08%

S&P 500 INDEX*                           28.58%       24.06%        17.62%
-------------------------------------------------------------------------------

*For more information on this index, see the preceding section "The Benchmarks."


WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT, L.P. ("Alliance"), 1345 Avenue of the Americas, New York, New York 10105. Alliance has been the Adviser to the Portfolios since it commenced operations. Alliance, a publicly traded limited partnership, is indirectly majority-owned by Equitable. Alliance manages investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

ROBERT G. HEISTERBERG has been responsible for the day-to-day management of the Portfolio since February 12, 1996. Mr. Heisterberg, a Senior Vice President of Alliance and Global Economic Policy Analysis, has been associated with Alliance since 1977.

ALLIANCE GROWTH INVESTORS PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to achieve the highest total return consistent with the Adviser's determination of reasonable risk.

THE INVESTMENT STRATEGY

The Portfolio allocates varying portions of its assets to a number of asset classes. The fixed income asset class will always comprise at least 10%, but never more than 60%, of the Portfolio's total assets. The equity class will always comprise at least 40%, but never more than 90%, of the Portfolio's total assets. Over time, the Portfolio's holdings, on average, are expected to be allocated 70% to equity securities and 30% to debt securities. Actual asset mixes will be adjusted in response to economic and credit market cycles.

The Portfolio's investments in equity securities will include both exchange-traded and over-the counter common stocks and other equity securities, including foreign stocks, preferred stocks, convertible debt instruments, as well as securities issued by small-and mid-sized companies that have favorable growth prospects.

The Portfolio's debt securities may include foreign debt securities, investment grade fixed income securities (including cash and money market instruments) as well as lower quality, higher yielding debt securities (junk bonds). The Portfolio may also make use of various other investment strategies, including securities lending of up to 50% of its total assets and derivatives. No more than 30% of the Portfolio's assets will be invested in securities of foreign issuers.

When market or financial conditions warrant, the Portfolio may invest in U.S. Government or Government agency securities, money market securities or cash for temporary or defensive purposes. Such investment strategies could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

ASSET ALLOCATION RISK: In addition to the risks associated with the securities in which the Portfolio invests, the Portfolio is subject to the risk that the Adviser's allocation of the Portfolio's assets between debt and equity securities may adversely affect the Portfolio's value.

FIXED INCOME RISKS: To the extent that a substantial amount of the Portfolio's assets are invested in fixed income securities, that portion of the Portfolio's performance will be affected by changes in interest rates, the credit risk of the issuer, the duration or maturity of the Portfolio's fixed income holdings, and adverse market or economic conditions. When interest rates rise, the value of the Portfolio's fixed income securities, particularly those with longer durations or maturities, will go down. When interest rates fall, the reverse is true. In addition, to the extent that the Portfolio invests in investment-grade securities which are rated BBB by S&P or an equivalent rating by any other NRSRO, it will be exposed to greater risk than if it invested in higher-rated obligations because BBB-rated securities are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative. Other risks that relate to the Portfolio's investment in fixed income securities include:

         INTEREST RATE RISK: When interest rates rise, the value (i.e., share price and total return) of the Portfolio's fixed income securities, particularly those with longer durations or maturities, will go down. When interest rates fall, the reverse is true.

         MORTGAGE-BACKED SECURITIES RISK: Rising interest rates may cause the duration of mortgage-backed securities to increase, making them even more susceptible to interest rate changes. Falling interest rates may cause the value and yield of mortgage-backed securities to fall. Falling interest rates also may encourage borrowers to pay off their mortgages sooner than anticipated (pre-payment). The Portfolio would need to reinvest the pre-paid funds at the newer, lower interest rates.

         JUNK BOND RISK: The Portfolio may invest a portion of its assets in "junk bonds" or lower-rated securities rated BB or lower by S&P or an equivalent rating by any other NRSRO or unrated securities of similar quality. Therefore, credit risk is particularly significant for this Portfolio. Junk bonds have speculative elements or are predominantly speculative credit risks. This Portfolio may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructurings by highly leveraged issuers or in debt securities not current in the payment of interest or principal, or in default.

SMALL CAP AND MID-CAP COMPANY RISK: The Portfolio's investments in small-cap and mid-cap companies may be subject to more abrupt or erratic movements in price than are those of larger, more established companies because: the securities of such companies are less well-known, held primarily by insiders or institutional investors and may trade less frequently and in lower volume; such companies are more likely to experience greater or more unexpected changes in their earnings and growth prospects; such companies have limited financial resources or may depend on a few key employees; and the products of technologies of such companies may be at a relatively early stage of development or not fully tested.

LIQUIDITY RISK: Certain securities held by the Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like which may cause the Portfolio to lose money or be prevented from earning capital gains.

CONVERTIBLE SECURITIES RISK: Convertible securities generally enable the Portfolio to benefit from increases in the market price of the underlying common stock and provide higher yields than the underlying common stocks, but generally offer lower yields than nonconvertible securities of similar quality. Like bonds, the value of convertible securities fluctuates both in relation to changes in interest rates and changes in the value of the underlying common stock.

DERIVATIVES RISK: The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

FOREIGN SECURITIES RISKS: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; expropriation or nationalization; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

SECURITIES LENDING RISK: This Portfolio may make secured loans of its portfolio securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total returns for each of the last nine calendar years. The table below shows the Portfolio's average annual total returns for the past one and five years and since inception. The table also compares the Portfolio's performance to the returns of an index of funds with similar investment objectives, the returns of a blend of fixed income and equity securities indices and the returns of a broad-based equity securities market index. The bar chart and table below includes the performance of the predecessor (registered investment company) to this Portfolio, which was managed by the Adviser The bar chart and table below includes the performance of the predecessor (registered investment company) to this Portfolio, which was managed by the Adviser using the same investment strategy as the Portfolio. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance is not an indication of future performance. In addition, holders of Contracts representing interests in the Portfolio will be subject to charges and expenses relating to such insurance contracts. The performance results presented below do not reflect any insurance related expenses and if reflected the results would be reduced. For these purposes, the Portfolio is considered to be the successor entity to the predecessor (registered investment company) whose inception date is October 2, 1989.

                       CALENDAR YEAR ANNUAL TOTAL RETURN

  1990     1991     1992     1993     1994     1995     1996     1997     1998

 10.7%    48.8%     4.9%    15.3%    -3.2%    26.4%    12.6%    16.9%    19.1%

Best quarter (% and time period)               Worst quarter (% and time period)
18.16% (1998 4th Quarter)                      -10.60% (1990 3rd Quarter)

-------------------------------------------------------------------------------
                            AVERAGE ANNUAL TOTAL RETURNS

                                        ONE YEAR   FIVE YEARS   SINCE INCEPTION

ALLIANCE GROWTH INVESTORS PORTFOLIO -    19.13%      13.92%          16.09%
CLASS IA SHARES

LIPPER FLEXIBLE PORTFOLIO AVERAGE*       14.20%      14.31%          12.55%

70% S&P 500 INDEX/30% LEHMAN GOV'T       22.85%      19.96%          15.55%
CORP.*

S&P 500 INDEX*                           28.58%      24.06%          17.62%
-------------------------------------------------------------------------------
*For more information on this index, see the preceding section "The Benchmarks."


WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT, L.P. ("Alliance"), 1345 Avenue of the Americas, New York, New York 10105. Alliance has been the Adviser to the Portfolios since it commenced operations. Alliance, a publicly traded limited partnership, is indirectly majority-owned by Equitable. Alliance manages investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

ROBERT G. HEISTERBERG has been responsible for the day-to-day management of the Portfolio since February 12, 1996. Mr. Heisterberg, a Senior Vice President of Alliance and Global Economic Policy Analysis, has been associated with Alliance since 1977.

                           DOMESTIC EQUITY PORTFOLIOS

ALLIANCE COMMON STOCK PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of its capital and increase income.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in common stocks and other equity-type securities (such as preferred stocks or convertible debt) that the Adviser believes will share in the growth of the nation's economy over a long period.

Most of the time, the Portfolio will invest primarily in common stocks that are listed on national securities exchanges. Smaller amounts will be invested in stocks that are traded over-the-counter and in other equity-type securities. Current income is an incidental consideration. The Portfolio generally will not invest more than 20% of its total assets in foreign securities.

The Portfolio may also make use of various other investment strategies, including making secured loans of up to 50% of its total assets. The Portfolio may also use derivatives, including: writing covered call and put options, buying call and put options on individual common stocks and other equity-type securities, securities indexes, and foreign currencies. The Portfolio may also purchase and sell stock index and foreign currency futures contracts and options thereon.

When market or financial conditions warrant or it appears that the Portfolio's investment objective will not be achieved by purchasing equity securities, the Portfolio may invest a portion of its assets in debt securities, including nonparticipating and nonconvertible preferred stocks, investment-grade debt securities and junk bonds, e.g., rated BB or lower by S&P or Ba or lower by Moody's. The Portfolio also may make temporary investments in high-quality U.S. dollar-denominated money market instruments. Such investment strategies could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

DERIVATIVES RISK: The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

FOREIGN SECURITIES RISKS: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; expropriation or nationalization; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

CONVERTIBLE SECURITIES RISK: Convertible securities generally enable the Portfolio to benefit from increases in the market price of the underlying common stock and provide higher yields than the underlying common stocks, but generally offer lower yields than nonconvertible securities of similar quality. Like bonds, the value of convertible securities fluctuates both in relation to changes in interest rates and changes in the value of the underlying common stock.

SMALL-CAP AND MID-CAP COMPANY RISK: The Portfolio's investments in small-cap and mid-cap companies may be subject to more abrupt or erratic movements in price than are those of larger, more established companies because: the securities of such companies are less well-known, held primarily by insiders or institutional investors and may trade less frequently and in lower volume; such companies are more likely to experience greater or more unexpected changes in their earnings and growth prospects; such companies have limited financial resources or may depend on a few key employees; and the products of technologies of such companies may be at a relatively early stage of development or not fully tested.

FIXED INCOME RISKS: To the extent that a substantial amount of the Portfolio's assets are invested in fixed income securities, that portion of the Portfolio's performance will be affected by changes in interest rates, the credit risk of the issuer, the duration or maturity of the Portfolio's fixed income holdings, and adverse market or economic conditions. When interest rates rise, the value of the Portfolio's fixed income securities, particularly those with longer durations or maturities, will go down. When interest rates fall, the reverse is true. In addition, to the extent that the Portfolio invests in investment-grade securities which are rated BBB by S&P or an equivalent rating by any other nationally recognized statistical rating organization, it will be exposed to greater risk than if it invested in higher-rated obligations because BBB-rated securities are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative.

JUNK BOND RISK: The Portfolio may invest a portion of its assets in "junk bonds" or lower-rated securities rated BB or lower by S&P or an equivalent rating by any other NRSRO or unrated securities of similar quality. Junk bonds have speculative elements or are predominantly speculative credit risks, therefore, credit risk is particularly significant for this Portfolio. This Portfolio may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructurings by highly leveraged issuers or in debt securities not current in the payment of interest or principal, or in default.

LEVERAGING RISK. When a portfolio borrows money or otherwise leverages its portfolio, the value of an investment in that Portfolio will be more volatile and all other risk will tend to be compounded. All of the Portfolios may take on leveraging risk by investing collateral from securities loans and by borrowing money to meet redemption requests.

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total returns for each of the last ten calendar years. The table below shows the Portfolio's average annual total returns for the past one, five and ten years. The table also compares the Portfolio's performance to the returns of an index of funds with similar investment objectives and the returns of a broad-based equity securities market index. The bar chart and table below includes the performance of the predecessor (registered investment company) to this Portfolio, which was managed by the Adviser using the same investment strategy as the Portfolio. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance is not an indication of future performance. In addition, holders of Contracts representing interests in the Portfolio will be subject to charges and expenses relating to such insurance contracts. The performance results presented below do not reflect any insurance related expenses and if reflected the results would be reduced. For these purposes, the Portfolio is considered to be the successor entity to the predecessor (registered investment company) whose inception date is June 16, 1975.

                       CALENDAR YEAR ANNUAL TOTAL RETURN

  1989    1990    1991    1992    1993    1994    1995    1996    1997   1998

 25.6%   -8.1%   40.0%    3.2%   24.8%   -2.1%   32.5%   24.3%   29.4%   29.4%

Best quarter (% and time period)               Worst quarter (% and time period)
28.42% (1998 4th Quarter)                      -20.22% (1990 3rd Quarter)

-------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS

                                          ONE YEAR    FIVE YEARS    TEN YEARS

ALLIANCE COMMON STOCK RETURN PORTFOLIO -   29.39%       21.95%       18.65%
CLASS IA SHARES

LIPPER GROWTH EQUITY MUTUAL FUNDS
AVERAGE*                                   22.86%       18.63%       16.72%

S&P 500 INDEX*                             28.58%       24.06%       19.21%
-------------------------------------------------------------------------------
*For more information on this index, see the preceding section "The Benchmarks."

WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT, L.P. ("Alliance"), 1345 Avenue of the Americas, New York, New York 10105. Alliance has been the Adviser to the Portfolios since it commenced operations. Alliance, a publicly traded limited partnership, is indirectly majority-owned by Equitable. Alliance manages investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

TYLER J. SMITH has been responsible for the day-to-day management of the Portfolio since 1977. Mr. Smith, a Senior Vice President of Alliance, has been associated with Alliance since 1970.

ALLIANCE EQUITY INDEX PORTFOLIO

INVESTMENT OBJECTIVE: Seeks a total return before expenses that approximates the total return performance of the S&P 500 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.

THE INVESTMENT STRATEGY

The Adviser will not utilize customary economic, financial or market analyses or other traditional investment techniques in managing the Portfolio. Rather, the Adviser will use proprietary modeling techniques to construct a portfolio that it believes will, in the aggregate, approximate the performance results of the S&P 500 Index. The Adviser will first select from the largest capitalization securities in the S&P 500 on a capitalization-weighted basis. Generally, the largest capitalization securities reasonably track the S&P 500 because the S&P 500 is significantly influenced by a small number of securities. However, in the Adviser's view, selecting securities on the basis of their capitalization alone would distort the Portfolio's industry diversification, and therefore economic events could potentially have a dramatically different impact on the performance of the Portfolio from that of the S&P 500. Recognizing this fact, the modeling techniques also consider industry diversification when selecting investments for the Portfolio. The Adviser also seeks to diversify the Portfolio's assets with respect to market capitalization. As a result, the Portfolio will include securities of smaller and medium-sized capitalization companies in the S&P 500. The Portfolio may invest in foreign securities to the extent such securities are included in the S&P 500 Index.

Cash may be accumulated in the Portfolio until it reaches approximately 1% of the value of the Portfolio at which time such cash will be invested in common stocks as described above. Accumulation of cash increases tracking error. The Portfolio will, however, remain substantially fully invested in common stocks even when common stock prices are generally falling. Also, adverse performance of a stock will ordinarily not result in its elimination from the Portfolio.

In order to reduce brokerage costs, maintain liquidity to meet shareholder redemptions or minimize tracking error when the Portfolio holds cash, the Portfolio may from time to time buy and hold futures contracts on the S&P 500 Index and options on such futures contracts. The contract value of futures contracts purchased by the Portfolio plus the contract value of futures contracts underlying call options purchased by the Portfolio will not exceed 20% of the Portfolio's total assets. The Portfolio may seek to increase income by lending its portfolio securities with a value of up to 50% of its total assets to brokers-dealers.

THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

INDEX-FUND RISK: The Portfolio is not actively managed and invests in securities included in the index regardless of their investment merit. Therefore, the Portfolio cannot modify its investment strategies to respond to changes in the economy and may be particularly susceptible to a general decline in the U.S. or global stock market segment relating to the index. Although the Portfolio's modeling techniques are intended to produce performance that approximates that of the S&P 500 (before expenses), there can be no assurance that these techniques will reduce "tracking error" (i.e., the difference between the Portfolio's investment results (before expenses) and the S&P 500's). Tracking error may arise as a result of brokerage costs, fees and operating expenses and a lack of correlation between the Portfolio's investments and the S&P 500.

DERIVATIVES RISK: The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

LEVERAGING RISK. When a portfolio borrows money or otherwise leverages its portfolio, the value of an investment in that Portfolio will be more volatile and all other risk will tend to be compounded. All of the Portfolios may take on leveraging risk by investing collateral from securities loans and by borrowing money to meet redemption requests.

FOREIGN SECURITIES RISKS: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; expropriation or nationalization; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total returns for each of the last four calendar years. The table below shows the Portfolio's average annual total returns for the past year and since inception. The table also compares the Portfolio's performance to the returns of an index of funds with similar investment objectives and the returns of a broad-based equity securities market index. The bar chart and table below includes the performance of the predecessor (registered investment company) to this Portfolio, which was managed by the Adviser using the same investment strategy as the Portfolio. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance is not an indication of future performance. In addition, holders of variable insurance contracts representing interests in the Portfolio will be subject to charges and expenses relating to such insurance contracts. The performance results presented below do not reflect any insurance related expenses and if reflected the results would be reduced. For these purposes, the Portfolio is considered to be the successor entity to the predecessor (registered investment company) whose inception date is March 1, 1994.

                        CALENDAR YEAR ANNUAL TOTAL RETURN

                         1995     1996     1997     1998

                        36.5%    22.4%    32.6%    28.1%

Best quarter (% and time period)               Worst quarter (% and time period)
21.13% (1998 4th Quarter)                      -9.97% (1998 3rd Quarter)

-------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS

                                        ONE YEAR       SINCE

INCEPTION
ALLIANCE EQUITY INDEX PORTFOLIO -
CLASS IA SHARES                          28.07%        24.31%

LIPPER S&P 500 INDEX FUNDS AVERAGE*      28.05%        24.31%

S&P 500 INDEX*                           28.58%        24.79%
-------------------------------------------------------------------------------
* For more information on this index, see the preceding section "The
  Benchmarks."

WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT, L.P. ("Alliance"), 1345 Avenue of the Americas, New York, New York 10105. Alliance has been the Adviser to the Portfolios since it commenced operations. Alliance, a publicly traded limited partnership, is indirectly majority-owned by Equitable. Alliance manages other investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

JUDITH A. DEVIVO has been responsible for the day-to-day management of the portfolio since its inception. Ms. DeVivo, a Vice President of Alliance, has been associated with Alliance since 1970.

ALLIANCE GROWTH AND INCOME PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to provide a high total return through a combination of current income and capital appreciation by investing primarily in income-producing common stocks and securities convertible into common stocks.

THE INVESTMENT STRATEGY

The Portfolio seeks to maintain a portfolio yield above that of issuers comprising the S&P 500 and to achieve (in the long run) a rate of growth in Portfolio income that exceeds the rate of inflation. The Portfolio will generally invest in common stocks of "blue chip" issuers, i.e., those:

o    that have a total market capitalization of at least $1 billion;
o    that pay periodic dividends; and
o whose common stock is in the highest four issuer ratings for S&P (i.e., A+, A, Ab or B+) or Moody's (i.e., high grade, investment grade, upper medium grade or medium grade) or, if unrated, is determined to be of comparable quality by the Adviser.

It is expected that on average the dividend rate of these issuers will exceed the average rate of issuers constituting the S&P 500.

The Portfolio may also invest without limit in securities convertible into common stocks, which include convertible bonds, convertible preferred stocks and convertible warrants. The Portfolio may also invest up to 30% of its total assets in high yield, high risk convertible securities rated at the time of purchase below investment grade (i.e., rated BB or lower by S&P or Ba or lower by Moody's or determined by the Adviser to be of comparable quality).

The Portfolio does not expect to invest more than 25% of its total assets in foreign securities, although it may do so without limit. It may enter into foreign currency futures contracts (and related options), forward foreign currency exchange contracts and options on currencies for hedging purposes.

The Portfolio may also write covered call and put options on securities and securities indexes for hedging purposes or to enhance its return and may purchase call and put options on securities and securities indexes for hedging purposes. The Portfolio may also purchase and sell securities index futures contracts and may write and purchase options thereon for hedging purposes.

When market or financial conditions warrant, the Portfolio may invest in certain money market instruments for temporary or defensive purposes. Such investment strategies could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

CONVERTIBLE SECURITIES RISK: Convertible securities generally enable the Portfolio to benefit from increases in the market price of the underlying common stock and provide higher yields than the underlying common stocks, but generally offer lower yields than nonconvertible securities of similar quality. Like bonds, the value of convertible securities fluctuates both in relation to changes in interest rates and changes in the value of the underlying common stock.

DERIVATIVES RISK: The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

FIXED INCOME RISKS: To the extent that a substantial amount of the Portfolio's assets are invested in fixed income securities, that portion of the Portfolio's performance will be affected by changes in interest rates, the credit risk of the issuer, the duration or maturity of the Portfolio's fixed income holdings, and adverse market or economic conditions. When interest rates rise, the value of the Portfolio's fixed income securities, particularly those with longer durations or maturities, will go down. When interest rates fall, the reverse is true. In addition, to the extent that the Portfolio invests in investment-grade securities which are rated BBB by S&P or an equivalent rating by any other nationally recognized statistical rating organization, it will be exposed to greater risk than if it invested in higher-rated obligations because BBB-rated securities are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative.

JUNK BOND RISK: The Portfolio may invest a portion of its assets in "junk bonds" or lower-rated securities rated BB or lower by S&P or an equivalent rating by any other NRSRO or unrated securities of similar quality. Therefore, credit risk is particularly significant for this Portfolio. Junk bonds have speculative elements or are predominantly speculative credit risks. This Portfolio may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructurings by highly leveraged issuers or in debt securities not current in the payment of interest or principal, or in default.

FOREIGN SECURITIES RISKS: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; expropriation or nationalization; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

LEVERAGING RISK: When a portfolio is borrowing money or otherwise leveraging its portfolio, the value of an investment in that Portfolio will be more volatile and all other risk will tend to be compounded.

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total returns for each of the last five calendar years. The table below shows the Portfolio's average annual total returns for the past one and five years and since inception. The table also compares the Portfolio's performance to the returns of an index of funds with similar investment objectives, the returns of a blend of convertible and equity securities indices and the returns of a broad-based equity securities market index. The bar chart and table below includes the performance of the predecessor (registered investment company) to this Portfolio, which was managed by the Adviser using the same investment strategy as the Portfolio. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance is not an indication of future performance. In addition, holders of Contracts representing interests in the Portfolio will be subject to charges and expenses relating to such insurance contracts. The performance results presented below do not reflect any insurance related expenses and if reflected the results would be reduced. For these purposes, the Portfolio is considered to be the successor entity to the predecessor (registered investment company) whose inception date is October 1, 1993.

                       CALENDAR YEAR ANNUAL TOTAL RETURN

               1994       1995       1996       1997       1998

              -0.6%      24.1%      20.1%      26.9%      20.9%

Best quarter (% and time period)               Worst quarter (% and time period)
26.28% (1998 4th Quarter)                      -15.03% (1998 3rd Quarter)

-------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS

                                        ONE YEAR  FIVE YEARS    SINCE INCEPTION

ALLIANCE GROWTH & INCOME PORTFOLIO -     20.86%     17.84%          16.86%
CLASS IA SHARES

LIPPER GROWTH AND INCOME FUNDS AVERAGE*  15.61%     18.35%          17.89%

75% S&P 500 INDEX/25% VALUE LINE
CONVERTIBLE*                             20.10%     21.07%          20.48%

S&P 500 INDEX*                           28.58%     24.06%          23.32%
-------------------------------------------------------------------------------
*For more information on this index, see the preceding section "The Benchmarks."

WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT, L.P. ("Alliance"), 1345 Avenue of the Americas, New York, New York 10105. Alliance has been the Adviser to the Portfolios since it commenced operations. Alliance, a publicly traded limited partnership, is indirectly majority-owned by Equitable. Alliance manages other investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

PAUL RISSMAN AND W. THEODORE KUCK have been the persons responsible for the day-to-day management of the Portfolio, Mr. Rissman since 1996 and Mr. Kuck since the Portfolio's inception. Mr. Rissman, a Senior Vice President of Alliance, has been associated with Alliance since 1989. Mr. Kuck, a Vice President of Alliance, has been associated with Alliance since 1971.

AGGRESSIVE EQUITY PORTFOLIOS

ALLIANCE AGGRESSIVE STOCK PORTFOLIO

INVESTMENT OBJECTIVE:  Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in common stocks and other equity securities of small and medium-sized companies that, in the opinion of the Adviser, have favorable growth prospects. The Portfolio may also invest in securities of companies in cyclical industries, companies whose securities are temporarily undervalued, companies in special situations and less widely known companies.

The Portfolio may also invest up to 20% of its total assets in foreign securities and may also make use of various other investment strategies, including investments in debt securities and making secured loans of up to 50% of its total portfolio securities. The Portfolio may also use derivatives, including: writing covered call options and purchasing call and put options on individual equity securities, securities indexes and foreign currencies. The Portfolio may also purchase and sell stock index and foreign currency futures contracts and options thereon.

When market or financial conditions warrant, or it appears that the Portfolio's investment objective will not be achieved primarily through investments in common stocks, the Portfolio may invest in other equity-type securities (such as preferred stocks and convertible debt instruments) and protective options. The Portfolio may also make temporary investments in corporate fixed income securities, which will generally be investment grade, or invest part its assets in cash or cash equivalents, including high-quality money market instruments for liquidity or defensive purposes . Such investments could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

GROWTH INVESTING RISK: As noted above, this Portfolio uses a growth oriented approach to stock selection. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Adviser, regardless of movements in the securities market.

SMALL-CAP AND MID-CAP COMPANY RISK: The Portfolio's investments in small-cap and mid-cap companies may be subject to more abrupt or erratic movements in price than are those of larger, more established companies because: the securities of such companies are less well-known, held primarily by insiders or institutional investors and may trade less frequently and in lower volume; such companies are more likely to experience greater or more unexpected changes in their earnings and growth prospects; such companies have limited financial resources or may depend on a few key employees; and the products of technologies of such companies may be at a relatively early stage of development or not fully tested.

LIQUIDITY RISK: Certain securities held by the Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like which may cause the Portfolio to lose money or be prevented from earning capital gains.

DERIVATIVES RISK: The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

FOREIGN SECURITIES RISKS: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; expropriation or nationalization; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

LEVERAGING RISK. When a portfolio is borrowing money or otherwise leveraging its portfolio, the value of an investment in that Portfolio will be more volatile and all other risk will tend to be compounded.

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total returns for each of the last ten calendar years. The table below shows the Portfolio's average annual total returns for the past one, five and ten years. The table also compares the Portfolio's performance to the returns of an index of funds with similar investment objectives, the returns of a blend of two securities indices and the returns of a broad-based equity securities market index. The bar chart and table below includes the performance of the predecessor (registered investment company) to this Portfolio, which was managed by the Adviser using the same investment strategy as the Portfolio. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance is not an indication of future performance. In addition, holders of Contracts representing interests in the Portfolio will be subject to charges and expenses relating to such insurance contracts. The performance results presented below do not reflect any insurance related expenses and if reflected the results would be reduced. For these purposes, the Portfolio is considered to be the successor entity to the predecessor (registered investment company) whose inception date is January 27, 1986.

                       CALENDAR YEAR ANNUAL TOTAL RETURN

  1989    1990    1991    1992    1993    1994     1995    1996    1997    1998

 43.5%    8.2%   86.9%   -3.2%   16.8%   -3.8%    31.6%   22.2%   10.9%    0.3%

Best quarter (% and time period)               Worst quarter (% and time period)
40.10% (1991 1st Quarter)                      -27.19% (1998 3rd Quarter)

-------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS

                                        ONE YEAR    FIVE YEARS    TEN YEARS

ALLIANCE AGGRESSIVE STOCK PORTFOLIO -    0.29%        11.47%        18.90%
CLASS IA SHARES

LIPPER MIDCAP GROWTH FUNDS AVERAGE*      12.16%       14.87%        15.44%

50% S&P 400 MIDCAP INDEX/50% RUSSELL
2000*                                    8.28%        15.56%        16.49%

S&P 400 MIDCAP INDEX*                    19.11%       18.84%        19.29%
-------------------------------------------------------------------------------
*For more information on this index, see the preceding section "The Benchmarks."


WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT, L.P. ("Alliance"), 1345 Avenue of the Americas, New York, New York 10105. Alliance has been the Adviser to the Portfolios since it commenced operations. Alliance, a publicly traded limited partnership, is indirectly majority-owned by Equitable. Alliance manages other investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

ALDEN M. STEWART AND RANDALL E. HAASE have been the persons principally responsible for the day-to-day management of the Portfolio since 1993. Mr. Stewart, an Executive Vice President of Alliance, has been associated with Alliance since 1970. Mr. Haase, a Senior Vice President of Alliance, has been associated with Alliance since 1988.

ALLIANCE SMALL CAP GROWTH PORTFOLIO

INVESTMENT OBJECTIVE:  Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in U.S. common stocks and other equity-type securities issued by smaller companies with favorable growth prospects. The Portfolio may at times invest in companies in cyclical industries, companies whose securities are temporarily undervalued, companies in special situations and less widely known companies.

Under normal market conditions, the Portfolio intends to invest at least 65% of its total assets in securities of smaller capitalization companies (currently considered by the Adviser to mean companies with market capitalization at or below $2 billion).

The Portfolio may invest in foreign securities and may also make use of various other investment strategies, including making secured loans of up to 50% of its total portfolio securities. The Portfolio may also use derivatives including: writing covered call options and purchasing call and put options on individual equity securities, securities indexes and foreign currencies. The Portfolio may also purchase and sell stock index and foreign currency futures contracts and options thereon.

The Portfolio will invest up to 20% of its net asset value, measured at the time of investment, in securities principally traded on foreign securities markets (other than commercial paper).

When market or financial conditions warrant, the Portfolio may invest in other equity-type securities (such as preferred stocks and convertible debt instruments) and investment-grade corporate fixed income securities. For temporary or defensive purposes, the Portfolio may invest without limitation in cash or cash equivalents or high-quality money market instruments. Such investments could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

GROWTH INVESTING RISK: As noted above, this Portfolio uses a growth oriented approach to stock selection. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Adviser, regardless of movements in the securities market.

SMALL-CAP AND MID-CAP COMPANY RISK: The Portfolio's investments in small-cap and mid-cap companies may be subject to more abrupt or erratic movements in price than are those of larger, more established companies because: the securities of such companies are less well-known, held primarily by insiders or institutional investors and may trade less frequently and in lower volume; such companies are more likely to experience greater or more unexpected changes in their earnings and growth prospects; such companies have limited financial resources or may depend on a few key employees; and the products of technologies of such companies may be at a relatively early stage of development or not fully tested.

LIQUIDITY RISK: Certain securities held by the Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like which may cause the Portfolio to lose money or be prevented from earning capital gains.

DERIVATIVES RISK: The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

FOREIGN SECURITIES RISKS: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; expropriation or nationalization; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

LEVERAGING RISK: When a portfolio is borrows money or otherwise leverages its portfolio, the value of an investment in that Portfolio will be more volatile and all other risk will tend to be compounded. All of the Portfolios may take on leveraging risk by investing collateral from securities loans and by borrowing money to meet redemption requests.

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total returns for 1998, the Portfolio's first year of existence. The table below shows the Portfolio's average annual total returns for one year and since inception. The table also compares the Portfolio's performance to the returns of an index of funds with similar investment objectives and the returns of a broad-based equity securities market index. The bar chart and table below includes the performance of the predecessor (registered investment company) to this Portfolio, which was managed by the Adviser using the same investment strategy as the Portfolio. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance is not an indication of future performance. In addition, holders of Contracts representing interests in the Portfolio will be subject to charges and expenses relating to such insurance contracts. The performance results presented below do not reflect any insurance related expenses and if reflected the results would be reduced. For these purposes, the Portfolio is considered to be the successor entity to the predecessor (registered investment company) whose inception date is May 1, 1997.

                       CALENDAR YEAR ANNUAL TOTAL RETURN

                                      1998

                                     -4.3%

Best quarter (% and time period)              Worst quarter (% and time period)
22.98 (1998 4th Quarter)                      -28.07% (1998 3rd Quarter)

-------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS

                                        ONE YEAR      SINCE
INCEPTION
ALLIANCE SMALL CAP GROWTH PORTFOLIO -    -4.28%       12.27%
CLASS IA SHARES

LIPPER SMALL COMPANY GROWTH FUNDS
AVERAGE*                                 -0.33%       16.72%

RUSSELL 2000 GROWTH INDEX*                1.23%       16.58%
-------------------------------------------------------------------------------
* For more information on this index, see the preceding section "The
  Benchmarks."

WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT, L.P. ("Alliance"), 1345 Avenue of the Americas, New York, New York 10105. Alliance has been the Adviser to the Portfolios since it commenced operations. Alliance, a publicly traded limited partnership, is indirectly majority-owned by Equitable. Alliance manages other investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

MARK J. CUNNEEN has been responsible for the day-to-day management of Portfolio since January 1999. Mr. Cunneen, a Senior Vice President of Alliance, has been associated with Alliance since January 1999. Prior to joining Alliance, Mr. Cunneen had been associated with INVESCO since May 1998, and before that with Chancellor LGT Asset Management, Inc. ("Chancellor") since 1992. Mr. Cunneen had been the head of Chancellor's Small Cap Equity Group since 1997.

                         GLOBAL/INTERNATIONAL PORTFOLIOS

ALLIANCE GLOBAL PORTFOLIO

INVESTMENT OBJECTIVE:  Seeks long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in a diversified mix of established foreign companies and equity securities of U.S. These equity securities are selected principally to permit participation in established U.S. non-U.S. companies that the Adviser believes have prospects for growth. The Portfolio intends to make investments in several countries and to have represented in the Portfolio business activities in not less than three different countries (including the United States).

Sidebar: These non-U.S. companies may have operations in the United States, in their country of incorporation or in other countries.

The Portfolio may invest in any type of security including, but not limited to, common and preferred stock, as well as shares of mutual funds that invest in foreign securities, bonds and other evidences of indebtedness, and other securities of issuers wherever organized and governments and their political subdivisions. Although no particular proportion of stocks, bonds or other securities is required to be maintained, the Portfolio intends under normal conditions to invest in equity securities.

The Portfolio may also make use of various other investment strategies, including making secured loans of up to 50% of its total assets. The Portfolio may also use derivatives including: writing covered call and put options, purchasing call and put options on individual equity securities, securities indexes, and foreign currencies. The Portfolio may also purchase and sell stock index, foreign currency and interest rate futures contracts and options on such contracts, as well as forward foreign currency exchange contracts

When market or financial conditions warrant, the Portfolio may at times invest substantially all of its assets in securities issued by U.S. companies or in cash or cash equivalents, including money market instruments issued by foreign entities for temporary or defensive purposes. Such investment strategies could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

FOREIGN SECURITIES RISKS: Investing in foreign securities involves risks not associated with investing in U.S. securities that can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in a foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; expropriation or nationalization; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions. Other specific risks of investing in foreign securities include:

         EMERGING MARKET RISK: There are greater risks involved in investing in emerging markets countries and/or their securities markets, such as less diverse and less mature economic structures, less stable political systems, more restrictive foreign investment policies, smaller-sized securities markets and low trading volumes. Such risks can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines.

         EURO RISK: The Portfolio invests in securities issued by European issuers that that may be adversely impacted by the introduction of the "Euro" as a common currency in 11 European Monetary Union member states. The Euro may result in various legal and accounting differences, tax treatments, the creation and implementation of suitable clearing and settlement systems and other operational problems, that may cause market disruptions that could adversely affect investments quoted in the Euro.

         REGULATORY RISK: In general, foreign companies are also not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies, which could adversely affect their value.

LIQUIDITY RISK: Certain securities held by the Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like which may cause the Portfolio to lose money or be prevented from earning capital gains.

DERIVATIVES RISK: The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

LEVERAGING RISK. When a portfolio is borrowing money or otherwise leveraging its portfolio, the value of an investment in that Portfolio will be more volatile and all other risk will tend to be compounded.

FIXED INCOME RISKS: To the extent that a substantial amount of the Portfolio's assets are invested in fixed income securities, that portion of the Portfolio's performance will be affected by changes in interest rates, the credit risk of the issuer, the duration or maturity of the Portfolio's fixed income holdings, and adverse market or economic conditions. When interest rates rise, the value of the Portfolio's fixed income securities, particularly those with longer durations or maturities, will go down. When interest rates fall, the reverse is true. In addition, to the extent that the Portfolio invests in investment-grade securities which are rated BBB by S&P or an equivalent rating by any other nationally recognized statistical rating organization, it will be exposed to greater risk than if it invested in higher-rated obligations because BBB-rated securities are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative.

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total returns for each of the last ten calendar years. The table below shows the Portfolio's average annual total returns for the past one, five and ten years. The table also compares the Portfolio's performance to the returns of an index of funds with similar investment objectives and the returns of a broad-based equity securities market index. The bar chart and table below includes the performance of the predecessor (registered investment company) to this Portfolio, which was managed by the Adviser using the same investment strategy as the Portfolio. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance is not an indication of future performance. In addition, holders of Contracts representing interests in the Portfolio will be subject to charges and expenses relating to such insurance contracts. The performance results presented below do not reflect any insurance related expenses and if reflected the results would be reduced. For these purposes, the Portfolio is considered to be the successor entity to the predecessor (registered investment company) whose inception date is August 27, 1987.

                       CALENDAR YEAR ANNUAL TOTAL RETURN

 1989    1990    1991    1992    1993    1994    1995    1996    1997    1998

26.7%   -6.1%   30.5%   -0.5%   32.1%    5.2%   18.8%   14.6%   11.7%   21.8%

Best quarter (% and time period)               Worst quarter (% and time period)
26.59% (1998 4th Quarter)                      -16.99% (1998 3rd Quarter)

-------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS

                                        ONE YEAR    FIVE YEARS     TEN YEARS

ALLIANCE GLOBAL PORTFOLIO - CLASS IA     21.80%       14.28%         14.81%
SHARES

LIPPER GLOBAL MUTUAL FUNDS AVERAGE*      14.34%       11.98%         11.21%

MSCI WORLD INDEX*                        24.34%       15.68%         10.66%
-------------------------------------------------------------------------------
*For more information on this index, see the preceding section "The Benchmarks."

WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT, L.P. ("Alliance"), 1345 Avenue of the Americas, New York, New York 10105. Alliance has been the Adviser to the Portfolios since it commenced operations. Alliance, a publicly traded limited partnership, is indirectly majority-owned by Equitable. Alliance manages other investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

SANDRA L. YEAGER has been responsible for the day-to-day management of the Portfolio's investment program since 1998. Ms. Yeager, a Senior Vice President of Alliance Capital Management L.P. ("Alliance"), has been associated with Alliance since 1990.

ALLIANCE INTERNATIONAL PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities selected principally to permit participation in non-U.S. companies with prospects for growth.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in a diversified portfolio of equity securities selected principally to permit participation in non-U.S. companies or foreign governmental enterprises that the Adviser believes have prospects for growth. The Portfolio may invest anywhere in the world (including developing countries or "emerging markets"), although it will not generally invest in the United States. The Portfolio may purchase securities of developing countries, which include, among others, Mexico, Brazil, Hong Kong, India, Poland, Turkey and South Africa.

SIDEBAR: These non-U.S. companies may have operations in the United States, in their country of incorporation and/or in other countries.

The Portfolio intends to have represented in the Portfolio business activities in not less than three different countries.

The Portfolio may also invest in any type of investment grade, fixed income security including, but not limited to, preferred stock, convertible securities, bonds, notes and other evidences of indebtedness of foreign issuers, including obligations of foreign governments. Although no particular proportion of stocks, bonds or other securities is required to be maintained, the Portfolio intends under normal market conditions to invest primarily in equity securities.

The Portfolio may also make use of various other investment strategies, including the purchase and sale of shares of other mutual funds investing in foreign securities, investments in debt securities and making loans of up to 50% of its portfolio securities. The Portfolio may also use derivatives, including: writing covered call and put options, purchasing purchase call and put options on individual equity securities, securities indexes, and foreign currencies. The Portfolio may also purchase and sell stock index, foreign currency and interest rate futures contracts and options on such contracts, as well as forward foreign currency exchange contracts.

For temporary or defensive purposes, when market or financial conditions warrant, the Portfolio may at times invest substantially all of its assets in securities issued by a single major developed country (e.g., the United States) or in cash or cash equivalents, including money market instruments issued by that country. In addition, the Portfolio may establish and maintain temporary cash balances in U.S. and foreign short-term high-grade money market instruments for defensive purposes or to take advantage of buying opportunities. Such investments could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

FOREIGN SECURITIES RISKS: Investing in foreign securities involves risks not associated with investing in U.S. securities that can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in a foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; expropriation or nationalization; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions. Other specific risks of investing in foreign securities include:

         EMERGING MARKET RISK: There are greater risks involved in investing in emerging markets countries and/or their securities markets, such as less diverse and less mature economic structures, less stable political systems, more restrictive foreign investment policies, smaller-sized securities markets and low trading volumes. Such risks can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines.

         EURO RISK: The Portfolio invests in securities issued by European issuers that that may be adversely impacted by the introduction of the "Euro" as a common currency in 11 European Monetary Union member states. The Euro may result in various legal and accounting differences, tax treatments, the creation and implementation of suitable clearing and settlement systems and other operational problems, that may cause market disruptions that could adversely affect investments quoted in the Euro.

         REGULATORY RISK: In general, foreign companies are also not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies, which could adversely affect their value.

LIQUIDITY RISK: Certain securities held by the Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like which may cause the Portfolio to lose money or be prevented from earning capital gains.

GROWTH INVESTING RISK: As noted above, this Portfolio uses a growth oriented approach to stock selection. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Adviser, regardless of movements in the securities market.

DERIVATIVES RISK: The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

FIXED INCOME RISKS: To the extent that a substantial amount of the Portfolio's assets are invested in fixed income securities, that portion of the Portfolio's performance will be affected by changes in interest rates, the credit risk of the issuer, the duration or maturity of the Portfolio's fixed income holdings, and adverse market or economic conditions. When interest rates rise, the value of the Portfolio's fixed income securities, particularly those with longer durations or maturities, will go down. When interest rates fall, the reverse is true. In addition, to the extent that the Portfolio invests in investment-grade securities which are rated BBB by S&P or an equivalent rating by any other nationally recognized statistical rating organization, it will be exposed to greater risk than if it invested in higher-rated obligations because BBB-rated securities are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative.

LEVERAGING RISK. When a portfolio is borrowing money or otherwise leveraging its portfolio, the value of an investment in that Portfolio will be more volatile and all other risk will tend to be compounded.

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total returns for each of the last three calendar years. The table below shows the Portfolio's average annual total returns for the past year and since inception. The table also compares the Portfolio's performance to the returns of an index of funds with similar investment objectives and the returns of a broad-based equity securities market index. The bar chart and table below includes the performance of the predecessor (registered investment company) to this Portfolio, which was managed by the Adviser using the same investment strategy as the Portfolio. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance is not an indication of future performance. In addition, holders of Contracts representing interests in the Portfolio will be subject to charges and expenses relating to such insurance contracts. The performance results presented below do not reflect any insurance related expenses and if reflected the results would be reduced. For these purposes, the Portfolio is considered to be the successor entity to the predecessor (registered investment company) whose inception date is April 3, 1995.

                       CALENDAR YEAR ANNUAL TOTAL RETURN

                             1996    1997     1998

                             9.8%   -2.98%   10.6%

Best quarter (% and time period)               Worst quarter (% and time period)
16.55% (1998 4th Quarter)                      -15.68% (1998 3rd Quarter)

-------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS

                                            ONE YEAR      SINCE INCEPTION

ALLIANCE INTERNATIONAL PORTFOLIO - CLASS     10.57%            7.49%
IA SHARES
LIPPER INTERNATIONAL MUTUAL FUNDS
AVERAGE*                                     13.02%           10.74%

MSCI EAFE INDEX*                             20.00%            9.68%
-------------------------------------------------------------------------------
* For more information on this index, see the preceding section "The
  Benchmarks."

WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT, L.P. ("Alliance"), 1345 Avenue of the Americas, New York, New York 10105. Alliance has been the Adviser to the Portfolios since it commenced operations. Alliance, a publicly traded limited partnership, is indirectly majority-owned by Equitable. Alliance manages other investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

SANDRA L. YEAGER has been responsible for the day-to-day management of the Portfolio since January 1999. Ms. Yeager, a Senior Vice President of Alliance Capital Management L.P. ("Alliance"), has been associated with Alliance since 1990.

                       MORE INFORMATION ON PRINCIPAL RISKS

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you - and the more you can lose. Like other investment companies, the value of each Portfolio's shares may be affected by the Portfolio's investment objective(s), principal investment strategies and particular risk factors. Consequently, each Portfolio may be subject to different principal risks. Some of the principal risks of investing in the Portfolios are discussed below. However, other factors may also affect each Portfolio's net asset value.

There is no guarantee that a Portfolio will achieve its investment objective(s) or that it will not lose principal value.

GENERAL INVESTMENT RISKS:  Each Portfolio is subject to the following risks:

         ASSET CLASS RISK: There is the possibility that the returns from the types of securities in which a Portfolio invests will underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

         MARKET RISK: Each Portfolio's share price moves up and down over the short term in reaction to stock or bond market movements. This means that you could lose money over short periods, and perhaps over longer periods during extended market downturns.

         SECURITY SELECTION RISK: The Advisers for each Portfolio rely on the insights of different specialists in making investment decisions based on each Portfolio's particular investment objective(s) and investment strategies. There is the possibility that the specific securities held by a Portfolio will underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of the Adviser's choice of portfolio securities.

         YEAR 2000 RISK: Like other mutual funds, financial and business organizations and individuals around the world, the Trust and its Portfolios could be adversely affected if the computer systems used by the Advisers, other service providers, or persons with whom they deal, do not properly process and calculate date-related information and data dated on and after January 1, 2000. This possibility is commonly known as the "Year 2000 Problem." Virtually all operations of the Trust and its Portfolios are computer reliant. The Manager, Advisers, administrator, transfer agent, distributors and custodian have informed the Trust that they are actively taking steps to address the Year 2000 Problem with regard to their respective computer systems and the interfaces between their respective computer systems. The Trust is also taking measures to obtain assurances from necessary persons that comparable steps are being taken by the key service providers to the Trust's Advisers, administrator, transfer agent, distributors, and custodian. There can be no assurance that the Trust and the Portfolios' key service providers will be Year 2000 compliant. If not adequately addressed, the Year 2000 Problem could result in the inability of the Trust to perform its mission critical functions, including trading and settling trades of Portfolio securities, pricing of portfolio securities and processing shareholder transactions, and the net asset value of its Portfolios' shares may be materially affected.

         In addition, because the Year 2000 Problem affects virtually all issuers, the companies or entities in which the Portfolios may invest also could be adversely impacted by the Year 2000 Problem. For example, issuers may incur substantial costs to address the Year 2000 problem. The extent of such impact cannot be predicted and there can be no assurances that the Year 2000 Problem will not have an adverse effect on the issuers whose securities are held by the Portfolios. The Advisers have assured the Trust that they consider such issues in making investment decisions for the Portfolios. Furthermore, certain of the Portfolios make international investments thereby exposing these Portfolios to operations, custody and settlement processes outside the United States. In many countries outside the United States the Year 2000 Problem has not been adequately addressed and concerns have been raised that capital flight, among other issues, may be triggered by full disclosure of the Year 2000 Problem on countries outside the United States. Additional information on the impact of the Year 2000 Problem on emerging market countries is provided in this section, under "FOREIGN SECURITIES RISKS--EMERGING MARKET RISK."

As indicated in "Summary Information Concerning EQ Advisors Trust" and "About the Investment Portfolios," a particular Portfolio may also be subject to the following risks:

CONVERTIBLE SECURITIES RISK: Convertible securities may include both convertible debt and convertible preferred stock. Such securities may be converted into shares of the underlying common stock at either a stated price or stated rate. Therefore, convertible securities generally enable you to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stocks, but generally offer lower yields than nonconvertible securities of similar quality. Like bonds, the value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. Subsequent to purchase by a Portfolio, convertible securities may cease to be rated or a rating may be reduced below the minimum required for purchase by that Portfolio. Each Adviser will consider such event in its determination of whether a Portfolio should continue to hold the securities.

DERIVATIVES RISK: Derivatives are financial contracts whose value depends on, or is derived from the value of an underlying asset, reference rate or index. Derivatives include stock options, securities index options, currency options, forward currency exchange contracts, futures contracts, swaps and options on futures contracts. Certain Portfolios can use derivatives involving U.S. Government and foreign government securities and currencies. Investments in derivatives can significantly increase your exposure to market risk, or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

FIXED INCOME RISKS: To the extent that any of the Portfolios invests a substantial amount of its assets in fixed income securities, it may be subject to the following risks:

         CREDIT RISK: Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to a Portfolio's transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. Each of the Portfolios may be subject to credit risk to the extent that it invests in debt securities or engages in transactions, such as securities loans or repurchase agreements, which involve a promise by a third party to honor an obligation to the Portfolio.

         Credit risk is particularly significant for Portfolios, such as the Alliance Growth Investors Portfolio and the Alliance High Yield Portfolio, that invest a material portion of their assets in "JUNK BONDS" or lower-rated securities (i.e., rated BB or lower by S&P or an equivalent rating by any other NRSRO or unrated securities of similar quality). These debt securities and similar unrated securities have speculative elements or are predominantly speculative credit risks. Portfolios such as the Alliance Growth Investors Portfolio and the Alliance High Yield Portfolio may also be subject to greater credit risk because they may invest in debt securities issued in connection with corporate restructurings by highly leveraged issuers or in debt securities not current in the payment of interest or principal, or in default.

         INTEREST RATE RISK: The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of a Portfolio investing a significant portion of its assets in bonds or fixed income securities will vary in response to changes in interest rates. A rise in interest rates causes the value of a bond to decrease, and vice versa. There is the possibility that the value of a Portfolio's investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on Portfolios holding a significant portion of their assets in fixed income securities with long term maturities.

         MORTGAGE-BACKED SECURITIES RISK: In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to interest rate changes. When interest rates drop, not only can the value of fixed income securities drop, but the yield can drop, particularly where the yield on the fixed income securities is tied to changes in interest rates, such as adjustable mortgages. Also when interest rates drop, the holdings of mortgage-backed securities by a Portfolio can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than anticipated since the funds prepaid will have to be reinvested at the then lower prevailing rates. This is known as prepayment risk. When interest rates rise, the holdings of mortgage-backed securities by a Portfolio can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated. This is known as extension risk.

         INVESTMENT-GRADE SECURITIES RISK: Debt securities are rated by national bond ratings agencies. Securities rated BBB by S&P or Baa by Moody's are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics and may be speculative.

         JUNK BONDS OR LOWER RATED SECURITIES RISK: Bonds rated below investment grade by S&P and Moody's are speculative in nature, may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than higher rated fixed-income securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. These bonds are considered "below investment grade." The retail secondary market for these "junk bonds" may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Portfolio's net asset value.

FOREIGN SECURITIES RISKS: A Portfolio's investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities and can affect a Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The specific risks of investing in foreign securities, among others, include:

         CURRENCY RISK: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a Portfolio's investment in securities denominated in a foreign currency or may widen existing losses.

         EMERGING MARKET RISK: There are greater risks involved in investing in emerging markets countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, a Portfolio investing in emerging markets countries may be required to establish special custody or other arrangements before investing.

         The YEAR 2000 PROBLEM may also be especially acute in emerging market countries. Many emerging market countries are currently lagging behind more developed countries in their Year 2000 preparedness because they lack the financial resources to undertake the necessary remedial actions. A lack of Year 2000 preparedness may adversely affect the health, security and economic well-being of emerging market countries and could, obviously, adversely affect the value of a Portfolio's investments in emerging market countries. More information on the Year 2000 Problem is provided in this section, under "GENERAL INVESTMENT RISKS--YEAR 2000 RISK."

         EURO RISK: Certain of the Portfolios invests in securities issued by European issuers. On January 1, 1999, 11 of the 15 member states of the European Monetary Union ("EMU") introduced the "Euro" as a common currency. During a three-year transitional period, the Euro will coexist with each participating state's currency and, on July 1, 2002, the Euro is expected to become the sole currency of the participating states. The introduction of the Euro will result in the redenomination of European debt and equity securities over a period of time, which may result in various legal and accounting differences and/or tax treatments that otherwise would not likely occur. During this period, the creation and implementation of suitable clearing and settlement systems and other operational problems may cause market disruptions that could adversely affect investments quoted in the Euro.

         The consequences of the Euro conversion for foreign exchange rates, interest rates and the value of European securities eligible for purchase by the Portfolios are presently unclear and it is not possible to predict the eventual impact of the Euro implementation plan on the Portfolios. There are a number of significant risks associated with EMU. Monetary and economic union on this scale has never been attempted before. There is a significant degree of uncertainty as to whether participating countries will remain committed to EMU in the face of changing economic conditions. The conversion may adversely affect a Portfolio if the Euro does not take effect as planned or if a participating state withdraws from the EMU. Such actions may adversely affect the value and/or increase the volatility of securities held by the Portfolios.

         POLITICAL/ECONOMIC RISK: Changes in economic and tax policies, expropriation or nationalization; government instability, war or other political or economic actions or factors may have an adverse effect on a Portfolio's foreign investments.

         REGULATORY RISK: Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

         TRANSACTION COSTS RISK: The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

GROWTH INVESTING RISK: Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

Advisers using this approach generally seek out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such Advisers also prefer companies with a competitive advantage such as unique management, marketing or research and development. Growth investing is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Advisers, regardless of movements in the securities market.

INDEX-FUND RISK: The Alliance Equity Index Portfolio is not actively managed (which involves buying and selling of securities based upon economic, financial and market analysis and investment judgment). Rather, the Portfolio utilizes a "passive" or "indexing" investment approach and attempts to duplicate the investment performance of the particular index the Portfolio is tracking (i.e., S&P 500 Index), through statistical procedures. Therefore, the Portfolio will invest in securities included in the relevant index or substantially identical securities regardless of market trends. The Portfolio cannot modify its investment strategies to respond to changes in the economy, which means it may be particularly susceptible to a general decline in the U.S. or global stock market segment relating to the relevant index.

LEVERAGING RISK: When a Portfolio is borrowing money or otherwise leveraging its portfolio, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. All of the Portfolios may take on leveraging risk by investing in collateral from securities loans and by borrowing money to meet redemption requests.

LIQUIDITY RISK: Certain securities held by a Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like. A Portfolio may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that a Portfolio may lose money or be prevented from earning capital gains if it can not sell a security at the time and price that is most beneficial to the Portfolio. Portfolios that invest in privately-placed securities, derivatives, high-yield bonds, mortgage-backed securities or foreign or emerging markets securities, which have all experienced periods of illiquidity, are subject to liquidity risks. A particular Portfolio may be more susceptible to some of these risks than others, as noted in the description of each Portfolio.

MONEY MARKET RISK: While money market funds are designed to be relatively low risk investments, they are not entirely free of risk. Despite the short maturities and high credit quality of the Alliance Money Market Portfolio's investments, increases in interest rates and deteriorations in the credit quality of the instruments the Portfolio has purchased may reduce the Portfolio's yield. In addition, the Portfolio is still subject to the risk that the value of an investment may be eroded over time by inflation.

SECURITIES LENDING RISK: For purposes of realizing additional income, each Portfolio may lend securities with a value of up to 50% of its total assets to broker-dealers approved by the Board of Trustees. In addition, the Alliance High Yield and Alliance Intermediate Government Securities Portfolios may each make secured loans of its portfolio securities without restriction. Any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the security loaned. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

PORTFOLIO TURNOVER RISK: Consistent with their investment policies, the Portfolios also will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause a Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders.

SMALL-CAP AND MID-CAP COMPANY RISK: A Portfolio's investments in small-cap and mid-cap companies may involve greater risks than investments in larger, more established issuers. Smaller companies may have narrower product lines, more limited financial resources and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well-known, held primarily by insiders or institutional investors and trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than are those of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more frequently than the stocks of larger companies. Although investing in small-cap and mid-cap companies offers potential for above-average returns, the companies may not succeed and the value of their stock could decline significantly.

VALUE INVESTING RISK: Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisers using this approach generally select stocks at prices, in their view, that are temporarily low relative to the company's earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stocks' intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.


The Trust's Portfolios are not insured by the FDIC or any other government agency. Each Portfolio is not a deposit or other obligation of any financial institution or bank and is not guaranteed. Each Portfolio is subject to investment risks and possible loss of principal invested.

                             MANAGEMENT OF THE TRUST

This section gives you information on the Trust, the Manager and the Advisers for the Portfolios. More detailed information concerning each of the Advisers and portfolio managers is included in the description for each Portfolio in the section "About The Investment Portfolios."

THE TRUST

The Trust is organized as a Delaware business trust and is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. The Trust issues shares of beneficial interest that are currently divided among thirty-nine (39) Portfolios, each of which has authorized Class IA and Class IB shares. Each Portfolio has its own objectives, investment strategies and risks, which have been previously described in this prospectus.

THE MANAGER

EQ Financial Consultants, Inc. ("Manager"), 1290 Avenue of the Americas, New York, New York 10104, serves as the Manager of the Trust, subject to the supervision and direction of the Board of Trustees. The Manager has overall responsibility for the general management and administration of the Trust.

In the exercise of that responsibility, the Manager, without obtaining shareholder approval but subject to the review and approval by the Board of Trustees, may: (i) select the Advisers for the Portfolios; (ii) enter into and materially modify existing investment advisory agreements; and (iii) terminate and replace the Advisers. The Manager also monitors each Adviser's investment program and results, reviews brokerage matters, oversees compliance by the Trust with various federal and state statutes, and carries out the directives of the Board of Trustees. The Manager also supervises the provision of services by third parties such as the Trust's custodian and administrator.

The Manager is an investment adviser registered under the 1940 Act and a broker-dealer registered under the Securities Exchange Act of 1934, as amended. The Manager is a wholly-owned subsidiary of Equitable. During 1999, the Manager plans to change its name to AXA Advisors, Inc.

The Portfolios will commence operations ______________, 1999. The table below shows the annual rate of the management fees (as a percentage of each Portfolio's average daily net assets) that the Manager is entitled to receive in 1999 for managing each of these Portfolios.

                         ANNUAL RATE OF MANAGEMENT FEES

-----------------------------------------------------------------------------
PORTFOLIOS                                                ANNUAL RATE
-----------------------------------------------------------------------------
Alliance Money Market Portfolio                              ____%
-----------------------------------------------------------------------------
Alliance Intermediate Government Securities Portfolio        ____%
-----------------------------------------------------------------------------
Alliance Quality Bond Portfolio                              ____%
-----------------------------------------------------------------------------
Alliance High Yield Portfolio                                ____%
-----------------------------------------------------------------------------
Alliance Balanced Portfolio                                  ____%
-----------------------------------------------------------------------------
Alliance Conservative Investors Portfolio                    ____%
-----------------------------------------------------------------------------
Alliance Growth Investors Portfolio                          ____%
-----------------------------------------------------------------------------
Alliance Common Stock Portfolio                              ____%
-----------------------------------------------------------------------------
Alliance Equity Index Portfolio                              ____%
-----------------------------------------------------------------------------
Alliance Growth And Income Portfolio                         ____%
-----------------------------------------------------------------------------
Alliance Aggressive Stock Portfolio                          ____%
-----------------------------------------------------------------------------
Alliance Small Cap Growth Portfolio                          ____%
-----------------------------------------------------------------------------
Alliance Global Portfolio                                    ____%
-----------------------------------------------------------------------------
Alliance International Portfolio                             ____%
-----------------------------------------------------------------------------

EXPENSE LIMITATION AGREEMENT

In the interest of limiting expenses of each Portfolio, the Manager has entered into an expense limitation agreement with the Trust with respect to each Portfolio ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of each Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following rates:

                       MANAGEMENT EXPENSE LIMITATION FEES

-------------------------------------------------------------------------------
PORTFOLIOS                                           AMOUNT EXPENSES LIMITED TO
                                                      (% of daily net assets)
-------------------------------------------------------------------------------
Alliance Money Market Portfolio                                 ____%
-------------------------------------------------------------------------------
Alliance Intermediate Government Securities Portfolio           ____%
-------------------------------------------------------------------------------
Alliance Quality Bond Portfolio                                 ____%
-------------------------------------------------------------------------------
Alliance High Yield Portfolio                                   ____%
-------------------------------------------------------------------------------
Alliance Balanced Portfolio                                     ____%
-------------------------------------------------------------------------------
Alliance Conservative Investors Portfolio                       ____%
-------------------------------------------------------------------------------
Alliance Growth Investors Portfolio                             ____%
-------------------------------------------------------------------------------
Alliance Common Stock Portfolio                                 ____%
-------------------------------------------------------------------------------
Alliance Equity Index Portfolio                                 ____%
-------------------------------------------------------------------------------
Alliance Growth And Income Portfolio                            ____%
-------------------------------------------------------------------------------
Alliance Aggressive Stock Portfolio                             ____%
-------------------------------------------------------------------------------
Alliance Small Cap Growth Portfolio                             ____%
-------------------------------------------------------------------------------
Alliance Global Portfolio                                       ____%
-------------------------------------------------------------------------------
Alliance International Portfolio                                ____%
-------------------------------------------------------------------------------

Each Portfolio may at a later date reimburse to the Manager the management fees waived or limited and other expenses assumed and paid by the Manager pursuant to the Expense Limitation Agreement provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits stated above. Consequently, no reimbursement by a Portfolio will be made unless:
(i) the Portfolio's assets exceed $100 million; (ii) the Portfolio's total annual expense ratio is less than the respective percentages stated above; and
(iii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis.

THE ADVISERS

Each Portfolio has an Adviser that furnishes an investment program for the Portfolio pursuant to an investment advisory agreement with the Manager. Each Adviser makes investment decisions on behalf of the Portfolio, places all orders for the purchase and sale of investments for the Portfolio's account with brokers or dealers selected by such Adviser and may perform certain limited related administrative functions in connection therewith.

The Manager has received an exemptive order from the SEC that permits the Manager, subject to certain conditions, including board approval, and without the approval of shareholders to: (a) employ a new Adviser or Advisers for any Portfolio pursuant to the terms of a new Advisory Agreement, in each case either as a replacement for an existing Adviser or as an additional Adviser; (b) change the terms of any Advisory Agreement; and (c) continue the employment of an existing Adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the Adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the Adviser that normally is provided in the Prospectus.

The Manager pays each Adviser a fee based on the Portfolio's average daily net assets. No Portfolio is responsible for the fees paid on its behalf to the relevant Adviser.

THE ADMINISTRATOR

Pursuant to an agreement, Chase Global Funds Services Company ("Administrator") assists the Manager in the performance of its administrative responsibilities to the Trust and provides the Trust with other necessary administrative, fund accounting and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such services to the Trust. For these services, the Trust pays the Administrator a monthly fee at the annual rate of .0525 of 1% of the total Trust assets, plus $25,000 for each Portfolio, until the total Trust assets reach $2.0 billion, and when the total Trust assets exceed $2.0 billion: .0425 of 1% of the next $0.5 billion of the total Trust assets; .035 of 1% of the next $2.0 billion of the total Trust assets; .025 of 1% of the next $1.0 billion of the total Trust assets; .015 of 1% of the next $2.5 billion of the total Trust assets; .01 of 1% of the total Trust assets in excess of $8.0 billion; provided, however, that the annual fee payable to Chase with respect to any Portfolio which commenced operations after July 1, 1997 and whose assets do not exceed $200 million shall be computed at the annual rate of .0525% of 1% of the Portfolio's total assets plus $25,000.

THE TRANSFER AGENT

Equitable serves as the transfer agent and dividend disbursing agent of the Trust and receives no compensation for serving in such capacity.

BROKERAGE PRACTICES

In selecting brokers and dealers, the Manager and each Adviser may consider research and brokerage services furnished to either company and their affiliates. Subject to seeking the most favorable net price and execution available, the Manager and each Adviser may also consider sales of shares of the Trust as a factor in the selection of brokers and dealers.

BROKERAGE TRANSACTIONS WITH AFFILIATES

To the extent permitted by law, the Trust may engage in securities and other transactions with entities that may be affiliated with the Manager or the Advisers. The 1940 Act generally prohibits the Trust from engaging in principal securities transactions with an affiliate of the Manager or Advisers unless pursuant to an exemptive order from the SEC. For these purposes, however, the Trust has considered this issue and believes that a broker-dealer affiliate of an Adviser to one Portfolio should not be treated as an affiliate of the Adviser to another Portfolio for which such Adviser does not provide investment advice. The Trust has adopted procedures that are reasonably designed to provide that any commission it pays to affiliates of the Manager or Advisers does not exceed the usual and customary broker's commission. The Trust has also adopted procedures permitting it to purchase securities, under certain restrictions prescribed by a rule under the 1940 Act, in a public offering in which an affiliate of the Manager or Advisers is an underwriter.

FUND DISTRIBUTION ARRANGEMENTS

The Trust offers two classes of shares on behalf of each Portfolio: Class IA shares and Class IB shares. The Manager, serves as one of the distributors for the Class IA shares of the Trust offered by this Prospectus as well as one of the distributors for the Class IB shares. Equitable Distributors, Inc. serves as the other distributor for the Class IA shares of the Trust as well as the Class

IB shares. Both classes of shares are offered and redeemed at their net asset value without any sales load.

PURCHASE AND REDEMPTION

The price at which a purchase or redemption is effected is based on the next calculation of net asset value after an order is placed by an insurance company or qualified retirement plan investing in or redeeming from the Trust.

Net asset value per share is calculated for purchases and redemption of shares of each Portfolio by dividing the value of total Portfolio assets, less liabilities (including Trust expenses and class related expenses, which are accrued daily), by the total number of outstanding shares of that Portfolio. The net asset value per share of each Portfolio is determined each business day at 4:00 p.m. Eastern time. Net asset value per share is not calculated on days on which the New York Stock Exchange ("NYSE")is closed for trading.

All shares are purchased and redeemed in accordance with the Trust's Amended and Restated Declaration of Trust and By-Laws. Sales and redemptions of shares of the same class by the same shareholder on the same day will be netted for each Portfolio. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tenders.

The Trust may suspend redemption, if permitted by the 1940 Act, for any period during which NYSE is closed or during which trading is restricted by the SEC or the SEC declares that an emergency exists. Redemption may also be suspended during other periods permitted by the SEC for the protection of the Trust's shareholders. If the Board of Trustees determines that it would be detrimental to the best interest of the Trust's remaining shareholders to make payment in cash, the Trust may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

HOW ASSETS ARE VALUED

Values are determined according to accepted practices and all laws and regulations that apply. The assets of each Portfolio are generally valued as follows:

o Stocks and debt securities which mature in more than 60 days are valued on the basis of market quotations.

o Foreign securities not traded directly, or in American Depository Receipt or similar form, in the United States are valued at representative quoted prices in the currency in the country of origin. Foreign currency amounts are translated into U.S. dollars at the bid price last quoted by a composite list of major U.S. banks. Because foreign markets may be open at different times than the NYSE, the value of a Portfolio's share may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the Portfolios foreign investments occur between the close of foreign markets and the close of regular trading on the NYSE, these investments may be valued at their fair value.

o Short-term debt securities in the Portfolios other than the Alliance Money Market Portfolio which mature in 60 days or less are valued at amortized cost, which approximates market value. Securities held in the Alliance Money Market Portfolio are valued at prices based on equivalent yields or yield spreads

o Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued in good faith by the Valuation Committee of the Board of Trustees of the Trust using its best judgment.

TAX INFORMATION

Each Portfolio of the Trust is a separate regulated investment company for federal income tax purposes. Regulated investment companies are usually not taxed at the entity (Portfolio) level. They pass through their income and gains to their shareholders by paying dividends. Their shareholders include this income on their respective tax returns. A Portfolio will be treated as a regulated investment company if it meets specified federal income tax rules, including types of investments, limits on investments, calculation of income, and dividend payment requirements. Although the Trust intends that it and each Portfolio will be operated to have no federal tax liability, if they have any federal tax liability, that could hurt the investment performance of the Portfolio in question. Also, any Portfolio investing in foreign securities or holding foreign currencies could be subject to foreign taxes which could reduce the investment performance of the Portfolio.

It is important for each Portfolio to maintain its federal income tax regulated investment company status because the shareholders of the Portfolio that are insurance company separate accounts will then be able to use a favorable federal income tax investment diversification testing rule in figuring out whether the Contracts indirectly funded by the Portfolio meet tax qualification rules for variable insurance contracts. If a Portfolio fails to meet specified investment diversification requirements, owners of non-pension plan Contracts funded through the Trust could be taxed immediately on the accumulated investment earnings under their Contracts and could lose any benefit of tax deferral. The Administrator and the Manager therefore carefully monitor compliance with all of the regulated investment company rules and variable insurance contract investment diversification rules.

BACK COVER

If you wish to know more, you will find additional information about the Trust and its Portfolios in the following documents:

ANNUAL REPORTS

The Annual Report includes more information about the Trust's performance and is available upon request free of charge. The reports usually include performance information, a discussion of market conditions and the investment strategies that affected the Portfolios' performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, dated September 1, 1999, is incorporated into this Prospectus by reference and is available upon request free of charge by calling our toll free number at 1-888-555-5100.

You may visit the SEC's website at www.sec.gov to view the SAI and other information about the Trust.

You can also review and copy information about the Trust, including the SAI, at the SEC's Public Reference Room in Washington, D.C. You may have to pay a duplicating fee. To find out more about the Public Reference Room, call the SEC at 800-SEC-0330.


Investment Company Act File Number: 811-07953

                                EQ ADVISORS TRUST

                                   PROSPECTUS

                                September 1, 1999

This Prospectus describes fourteen (14) of the Portfolios offered by EQ Advisors Trust. Each Portfolio has its own investment objective and strategies that are designed to meet different investment goals. This Prospectus contains information you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

FIXED INCOME PORTFOLIOS                         ASSET ALLOCATION PORTFOLIOS
-----------------------                         ---------------------------
Alliance Money Market                           Alliance Balanced
Alliance Intermediate Government Securities     Alliance Conservative Investors
Alliance Quality Bond                           Alliance Growth Investors
Alliance High Yield

DOMESTIC EQUITY PORTFOLIOS                      AGGRESSIVE EQUITY PORTFOLIOS
--------------------------                      ----------------------------
Alliance Common Stock                           Alliance Aggressive Stock
Alliance Equity Index                           Alliance Small Cap Growth
Alliance Growth and Income

GLOBAL/INTERNATIONAL EQUITY PORTFOLIOS
--------------------------------------
Alliance Global
Alliance International

You should be aware that the Securities and Exchange Commission has not approved or disapproved of the investment merit of these Portfolios or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.





THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. EQ ADVISORS TRUST MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                                EQ ADVISORS TRUST

This Prospectus tells you about fourteen (14) of the Portfolios of the EQ Advisors Trust ("Trust") and the Class IB shares offered by the Trust on behalf of each Portfolio. The Trust is an open-end management investment company. Each Portfolio is a separate series of the Trust with its own investment objective, investment strategies and risks, which are described in this Prospectus. Each of the Portfolios is diversified for purposes of the Investment Company Act of 1940, as amended ("1940 Act").

The Trust's shares are currently sold (i) to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts (the "Contract" or collectively, the "Contracts") issued by The Equitable Life Assurance Society of the United States ("Equitable") and Equitable of Colorado, Inc. ("EOC") as well as insurance companies that are not affiliated with Equitable or EOC ("non-affiliated insurance companies"), and (ii) to The Equitable Investment Plan for Employees, Managers and Agents ("Equitable Plan"). The prospectus is designed to help you make informed decisions about the Portfolios that are available under your Contract or under the Equitable Plan. You will find information about your Contract and how it works in the accompanying prospectus for the Contracts if you are a Contractholder or participant under a Contract.

EQ Financial Consultants, Inc. ("Manager") serves as the Manager of the Trust, subject to the supervision and direction of the Board of Trustees. The Manager has overall responsibility for the general management and administration of the Trust. During 1999, the Manager plans to change its name to AXA Advisors, Inc.

Each of the Portfolios has its own investment adviser ("Adviser"). Information about the Adviser for each Portfolio is contained in the description concerning that Portfolio in the section entitled "About the Investment Portfolios." The Manager has the ultimate responsibility to oversee each of the Advisers and to recommend their hiring, termination and replacement. Subject to approval by the Board of Trustees, the Manager may without obtaining shareholder approval: (i) select Advisers for each of the Trust's Portfolios; (ii) enter into and materially modify existing investment advisory agreements; and (iii) terminate and replace Advisers.

2nd right hand page           TABLE OF CONTENTS
                                                                            PAGE


SUMMARY INFORMATION CONCERNING EQ ADVISORS TRUST...............................4


ABOUT THE INVESTMENT PORTFOLIOS...............................................10

   FIXED INCOME PORTFOLIOS....................................................13
        ALLIANCE MONEY MARKET PORTFOLIO.......................................13
        ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO.................17
        ALLIANCE QUALITY BOND PORTFOLIO.......................................22
        ALLIANCE HIGH YIELD PORTFOLIO.........................................26
   ASSET ALLOCATION PORTFOLIOS................................................30
        ALLIANCE BALANCED PORTFOLIO...........................................31
        ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO.............................35
        ALLIANCE GROWTH INVESTORS PORTFOLIO...................................39
   DOMESTIC EQUITY PORTFOLIOS.................................................43
        ALLIANCE COMMON STOCK PORTFOLIO.......................................43
        ALLIANCE EQUITY INDEX PORTFOLIO.......................................47
        ALLIANCE GROWTH AND INCOME PORTFOLIO..................................50
   AGGRESSIVE EQUITY PORTFOLIOS...............................................54
        ALLIANCE AGGRESSIVE STOCK PORTFOLIO...................................54
        ALLIANCE SMALL CAP GROWTH PORTFOLIO...................................58
   GLOBAL/INTERNATIONAL PORTFOLIOS............................................61
        ALLIANCE GLOBAL PORTFOLIO.............................................61
        ALLIANCE INTERNATIONAL PORTFOLIO......................................65

MORE INFORMATION ON PRINCIPAL RISKS...........................................69


MANAGEMENT OF THE TRUST.......................................................75

   The Trust..................................................................75
   The Manager................................................................75
   Expense Limitation Agreement...............................................76
   The Advisers...............................................................76
   The Administrator..........................................................77
   The Transfer Agent.........................................................77
   Brokerage Practices........................................................77
   Brokerage Transactions with Affiliates.....................................77

FUND DISTRIBUTION ARRANGEMENTS................................................78

PURCHASE AND REDEMPTION.......................................................78

HOW ASSETS ARE VALUED.........................................................78

TAX INFORMATION...............................................................79

TWO PAGE SPREAD

                SUMMARY INFORMATION CONCERNING EQ ADVISORS TRUST

The following chart highlights the fourteen (14) Portfolios described in this Prospectus that you can choose as investment alternatives under your Contracts offered by Equitable or EOC and non-affiliated insurance companies. The chart and accompanying information identify each Portfolio's investment objective(s), principal investment strategies, and principal risks. "More Information on Principal Risks", which more fully describes each of the principal risks, is provided beginning on page __.

                                EQ ADVISORS TRUST
                             FIXED INCOME PORTFOLIOS

                                                                          Part A

----------------------------------------------------------------------------

PORTFOLIO                        INVESTMENT OBJECTIVE(S)

----------------------------------------------------------------------------
ALLIANCE MONEY MARKET            Seeks to obtain a high level of current
                                 income, preserve its assets and maintain
                                 liquidity
----------------------------------------------------------------------------
ALLIANCE INTERMEDIATE            Seeks to achieve high current income
GOVERNMENT SECURITIES            consistent with relative stability of
                                 principal through investment primarily in
                                 debt securities issued or guaranteed as
                                 to principal and interest by the U.S.
                                 Government or its agencies or
                                 instrumentalities
----------------------------------------------------------------------------
ALLIANCE QUALITY BOND            Seeks to achieve high current income
                                 consistent with preservation of capital by
                                 investing primarily in investment
                                 grade fixed income securities
----------------------------------------------------------------------------
ALLIANCE HIGH YIELD              Seeks to achieve a high return by
                                 maximizing current income and, to the
                                 extent consistent with that objective,
                                 capital appreciation
----------------------------------------------------------------------------

                                EQ ADVISORS TRUST
                           ASSET ALLOCATION PORTFOLIOS
                                                                          Part A

----------------------------------------------------------------------------

PORTFOLIO                        INVESTMENT OBJECTIVE(S)

----------------------------------------------------------------------------
ALLIANCE BALANCED                Seeks to achieve a high return through
                                 both appreciation of capital and current
                                 income
----------------------------------------------------------------------------
ALLIANCE CONSERVATIVE INVESTORS  Seeks to achieve a high total return without, in the opinion of the
                                 Adviser, undue risk to principal
----------------------------------------------------------------------------
ALLIANCE GROWTH INVESTORS        Seeks to achieve the highest total return
                                 consistent with the Adviser's
                                 determination of reasonable risk
----------------------------------------------------------------------------

                                EQ ADVISORS TRUST
                             FIXED INCOME PORTFOLIOS
                                                                          Part B

          ---------------------------------------------------------------

          PRINCIPAL INVESTMENT STRATEGIES  PRINCIPAL RISKS

          ---------------------------------------------------------------
          High quality U.S.                General investment, money
          dollar-denominated money         market, leveraging, foreign
          market instruments (including    securities, and securities
          foreign securities) and          lending risks
          securities lending
          ---------------------------------------------------------------
          Securities issued to or          General investment, fixed
          guaranteed by the U.S.           income, leveraging,
          Government, including            derivatives, and securities
          repurchase agreements and        lending risks
          forward commitments related to
          U.S. Government securities,
          debt securities of
          non-governmental issuers that
          own mortgages, short sales,
          the purchase or sale of
          securities on a when-issued or
          delayed delivery basis,
          derivatives, and securities
          lending
          ---------------------------------------------------------------
          Investment-grade debt            General investment, fixed
          securities rated at least        income, convertible
          BBB/Baa or unrated securities    securities, leveraging,
          of comparable quality at the     derivatives, securities
          time of purchase, convertible    lending and foreign
          debt securities, preferred       securities risks
          stock, dividend-paying common
          stocks, foreign securities,
          the purchase or sale of
          securities on a when-issued,
          delayed-delivery or forward
          commitment basis, derivatives,
          and securities lending
          ---------------------------------------------------------------
          High yield debt securities       General investment, fixed
          rated below BB/Ba or unrated     income, leveraging,
          securities of comparable         derivatives, liquidity, junk
          quality ("junk bonds"), common   bond, foreign securities,
          stocks and other equity          small-cap and mid-cap
          securities, foreign              company, and securities
          securities, derivatives, and     lending risks
          securities lending
          ---------------------------------------------------------------

                                EQ ADVISORS TRUST
                           ASSET ALLOCATION PORTFOLIOS

                                                                          Part B
          ---------------------------------------------------------------

          PRINCIPAL INVESTMENT STRATEGIES  PRINCIPAL RISKS

          ---------------------------------------------------------------
          Debt and equity securities,      General investment, fixed
          money market instruments,        income, derivatives,
          foreign securities,              leveraging, liquidity,
          derivatives, and securities      securities lending, and
          lending                          foreign securities risks
          ---------------------------------------------------------------
          Investment grade debt            General investment, fixed
          securities and equity            income, derivatives,
          securities of U.S. and foreign   convertible securities,
          issuers, derivatives, and        leveraging, securities
                                           lending, and
          ---------------------------------------------------------------

          ---------------------------------------------------------------
          securities lending               foreign securities risks
          ---------------------------------------------------------------
          Equity securities (including     General investment, fixed
          foreign stocks, preferred        income, leveraging,
          stocks, convertible              derivatives, liquidity,
          securities, securities of        convertible securities,
          small and medium-sized           small-cap and mid-cap
          companies) and debt securities   company, securities lending,
          (including foreign debt          junk bond, and foreign
          securities and junk bonds),      securities risks
          derivatives, and securities
          lending
          ---------------------------------------------------------------

                                EQ ADVISORS TRUST
                           DOMESTIC EQUITY PORTFOLIOS

                                                                          Part A
--------------------------------------------------------------------------------

PORTFOLIO                             INVESTMENT OBJECTIVE(S)

--------------------------------------------------------------------------------
ALLIANCE COMMON STOCK                 Seeks to achieve long-term growth of its
                                      capital and increase income
--------------------------------------------------------------------------------
ALLIANCE EQUITY INDEX                 Seeks a total return before expenses that
                                      approximates the total return performance
                                      of the S&P 500 Index, including
                                      reinvestment of dividends, at a risk
                                      level consistent with that of the S&P 500
                                      Index
--------------------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME            Seeks to provide a high total return
                                      through a combination of current income
                                      and capital appreciation by investing
                                      primarily in income-producing common
                                      stocks and securities convertible into
                                      common stocks
--------------------------------------------------------------------------------

                                EQ ADVISORS TRUST
                          AGGRESSIVE EQUITY PORTFOLIOS
                                                                          Part A
   ---------------------------------------------------------------------

   PORTFOLIO                           INVESTMENT OBJECTIVE(S)

   ---------------------------------------------------------------------
   ALLIANCE AGGRESSIVE STOCK           Seeks to achieve long-term
                                       growth of capital
   ---------------------------------------------------------------------
   ALLIANCE SMALL CAP GROWTH           Seeks to achieve long-term
                                       growth of capital
   ---------------------------------------------------------------------

                                EQ ADVISORS TRUST
                     GLOBAL/INTERNATIONAL EQUITY PORTFOLIOS
                                                                          Part A
    --------------------------------------------------------------------------

    PORTFOLIO                               INVESTMENT OBJECTIVE(S)

    --------------------------------------------------------------------------
    ALLIANCE GLOBAL                         Seeks long-term growth of
                                            capital
    --------------------------------------------------------------------------
    ALLIANCE INTERNATIONAL                  Seeks to achieve long-term
                                            growth of capital by investing
                                            primarily in a diversified
                                            portfolio of equity securities
                                            selected principally to permit
                                            participation in non-U.S.
                                            companies with prospects for
                                            growth
    --------------------------------------------------------------------------

                                EQ ADVISORS TRUST
                           DOMESTIC EQUITY PORTFOLIOS
                                                                          Part B
   ----------------------------------------------------------------------------

   PRINCIPAL INVESTMENT STRATEGIES          PRINCIPAL RISKS

   ----------------------------------------------------------------------------
   Stocks and other equity securities       General investment, foreign
   (including preferred stocks or           securities, leveraging,
   convertible debt) and fixed income       derivatives, small-cap and
   securities (including junk bonds),       mid-cap company, junk bond, and
   foreign securities, derivatives, and     fixed income risks
   securities lending
   ----------------------------------------------------------------------------
   Securities in the S&P 500 Index,         General investment, index-fund,
   derivatives, and securities lending      derivatives, leveraging, and
                                            small-cap and mid-cap company
                                            risks
   ----------------------------------------------------------------------------
   Stocks and securities convertible into   General investment, convertible
   stocks (including junk bonds)            securities, leveraging,
                                            derivatives, small-cap and
                                            mid-cap company, foreign
                                            securities, junk bond, and fixed
                                            income risks
   ----------------------------------------------------------------------------

                                EQ ADVISORS TRUST
                          AGGRESSIVE EQUITY PORTFOLIOS
                                                                          Part B
     -----------------------------------------------------------------------

     PRINCIPAL INVESTMENT STRATEGIES       PRINCIPAL RISKS

     -----------------------------------------------------------------------
     Stocks and other equity securities    General investment, small-cap
     of small and medium-sized companies   and mid-cap company, growth
     (including securities of companies    investing, leveraging,
     in cyclical industries, companies     derivatives, liquidity, foreign
     whose securities are temporarily      securities and fixed income
     undervalued, companies in special     risks
     situations and less widely known
     companies)
     -----------------------------------------------------------------------
     Stocks and other equity securities    General investment, small-cap
     of smaller companies and              and mid-cap company, growth
     undervalued securities (including     investing, leveraging,
     securities of companies in cyclical   derivatives, liquidity, foreign
     industries, companies whose           securities and fixed income
     securities are temporarily            risks
     undervalued, companies in special
     situations and less widely known
     companies)
     -----------------------------------------------------------------------


                                EQ ADVISORS TRUST
                     GLOBAL/INTERNATIONAL EQUITY PORTFOLIOS
                                                                          Part B
   -----------------------------------------------------------------------

   PRINCIPAL INVESTMENT STRATEGIES       PRINCIPAL RISKS

   -----------------------------------------------------------------------
   Equity securities of U.S. and         General investment, foreign
   established foreign companies         securities, liquidity,
   (including shares of other mutual     derivatives, leveraging and
   funds investing in foreign            fixed income risks
   securities), debt securities,
   derivatives, and securities lending
   -----------------------------------------------------------------------

   -----------------------------------------------------------------------
   Equity securities of non-U.S.         General investment, foreign
   companies (including those in         securities, liquidity, growth
   emerging markets securities) or       investing, leveraging,
   foreign government enterprises        derivatives, and fixed income
   (including other mutual funds         risks
   investing in foreign securities),
   debt securities, derivatives, and
   securities lending)
   -----------------------------------------------------------------------

ABOUT THE INVESTMENT PORTFOLIOS

This section of the Prospectus provides a more complete description of the principal investment objectives, strategies, and risks of each of the Portfolios. There can be no assurance that any Portfolio will achieve its investment objective.

Please note that:

o A fuller description of each of the principal risks is included in the section "More Information on Principal Risks," which follows the description of each Portfolio in this section of the Prospectus.

o Additional information concerning each Portfolio's strategies, investments, and risks can also be found in the Trust's Statement of Additional Information.

GENERAL INVESTMENT RISKS

Each of the Portfolios is subject to the following risks:

         ASSET CLASS RISK: The returns from the types of securities in which a Portfolio invest may underperform returns from the various general securities markets or different asset classes.

         MARKET RISK: You could lose money over short periods due to fluctuation in a Portfolio's share price in reaction to stock or bond market movements, and over longer periods during extended market downturns.

         SECURITY SELECTION RISK: There is the possibility that the specific securities selected by a Portfolio's Adviser will underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class. In some cases, certain investments may not be available, or the Portfolio's Adviser may choose not to use them under market conditions when, in retrospect, their use would have been beneficial.

         YEAR 2000 RISK: A Portfolio could be adversely affected if the computer systems used by the Trust, Adviser, other service providers, or persons with whom they deal, do not properly process and calculate date-related information and data dated on and after January 1, 2000 ("Year 2000 Problem"). The extent of such impact cannot be predicted. Also, there can be no assurances that the Year 2000 Problem will not have an adverse effect on the issuers whose securities are held by a Portfolio. This risk is greater for Portfolios that make foreign investments, particularly in emerging market countries.

The Trust's Portfolios are not insured by the FDIC or any other government agency. Each Portfolio is not a deposit or other obligation of any financial institution or bank and is not guaranteed. Each Portfolio is subject to investment risks and possible loss of principal invested.

THE BENCHMARKS

Performance of each of the Trust's Portfolios, as a predecessor registered investment company managed by the Adviser using the same investment strategies as the Portfolio, as shown on the following pages compares each Portfolio's performance to that of: an index of funds with similar investment objectives, a blended index, and a broad-based securities market index. Each of the Portfolios' annualized rates of return are net of: (i) its investment management fees; and (ii) its other expenses. These rates are not representative of the actual return you would receive under your Contract.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Investments cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings. "Blended" performance numbers (e.g., 50% S&P 400/50% Russell 2000 or 60% S&P 500/40% Lehman
Gov't/Corp) assume a static mix of the two indices.

THE LEHMAN AGGREGATE BOND INDEX ("Lehman Aggregate Bond") is an index comprised of investment grade fixed income securities, including U.S. Treasury, mortgage-backed, corporate and "Yankee" bonds (U.S. dollar-denominated bonds issued outside the United States).

LEHMAN GOVERNMENT/CORPORATE BOND INDEX ("Lehman Gov't/Corp") represents an unmanaged group of securities widely regarded by investors as representative of the bond market.

THE LEHMAN INTERMEDIATE GOVERNMENT BOND INDEX ("Lehman Intermediate Government Bonds") represents an unmanaged group of securities consisting of all U.S. Treasury and agency securities with remaining maturities of from one to ten years and issue amounts of at least $100 million outstanding.

THE LEHMAN TREASURY BOND INDEX ("Lehman Treasury") represents an unmanaged group of securities consisting of all currently offered public obligations of the U.S. Treasury intended for distribution in the domestic market.

THE LIPPER AVERAGES are contained in Lipper's survey of the performance of a large number of mutual funds. This survey is published by Lipper Analytical Services, Inc., a firm recognized for its reporting of performance of actively managed funds. According to Lipper, performance data are presented net of investment management fees and direct operating expenses, and, for funds with Rule 12b-1 plans, asset-based sales charges. Performance data for funds which assess sales charges in other ways do not reflect deductions for sales charges. Performance data shown for the Portfolios does not reflect deduction for sales charges (which are assessed at the contract level). This means that to the extent that asset-based sales charges deducted by some funds have lowered the Lipper averages, the performance data shown for the Portfolios appears relatively more favorable than the performance data for the Lipper averages.

THE MERRILL LYNCH HIGH YIELD MASTER INDEX ("ML Master") represents an unmanaged group of securities widely regarded by investors as representative of the high yield bond market.

THE MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX ("MSCI EAFE") is a market capitalization weighted equity index composed of a sample of companies representative of the market structure of Europe, Australia and the Far East. MSCI EAFE Index returns assume dividends reinvested net of withholding.

THE MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX ("MSCI World") is an arithmetic, market value-weighted average of the performance of over 1,300 securities listed on the stock exchanges of twenty foreign countries and the United States.

THE RUSSELL 2000 GROWTH INDEX ("Russell 2000 Growth") consists of that half of the 2,000 smallest of the 3,000 largest capitalization U.S. companies that has higher price-to-book ratios and higher forecasted growth. It is compiled by the Frank Russell Company.

THE RUSSELL 2000 INDEX ("Russell 2000") is an unmanaged index (with no defined investment objective) of 2000 small-cap stocks and reflects reinvestment of dividends. It is compiled by the Frank Russell Company.

THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX ("S&P 500") is an unmanaged index containing common stock of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the larger capitalization portion of the United States stock market. The S&P 500 reflects the reinvestment of dividends, if any, but does not reflect fees, brokerage commissions or other expenses of investing.

THE STANDARD & POOR'S MIDCAP 400 INDEX ("S&P 400 MidCap") is an unmanaged weighted index of 400 domestic stocks chosen for market size (median market capitalization of about $610 million), liquidity, and industry group representation.

THE VALUE LINE CONVERTIBLE INDEX ("Value Line Convertible") is comprised of 585 of the most actively traded convertible bonds and preferred stocks on an unweighted basis.

FIXED INCOME PORTFOLIOS

ALLIANCE MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in a diversified portfolio of high-quality U.S. dollar-denominated money market instruments. The Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less.

The instruments in which the Portfolio invests include:

o marketable obligations of, or guaranteed as to the timely payment of principal and interest by, the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities");
o certificates of deposit, bankers' acceptances, bank notes, time deposits and interest bearing savings deposits issued or guaranteed by:
         (a) domestic banks (including their foreign branches) or savings and loan associations having total assets of more than $1 billion and which are FDIC members in the case of banks, or insured by the FDIC, in the case of savings and loan associations; or
         (b) foreign banks (either by their foreign or U.S. branches) having total assets of at least $5 billion and having an issue of either (i) commercial paper rated at least A-1 by Standard & Poor's ("S&P") or Prime-1 by Moody's Investors Service, Inc. ("Moody's") or (ii) long term debt rated at least AA by S&P or Aa by Moody's;
o commercial paper (rated at least A-1 by S&P or Prime-1 by Moody's or, if not rated, issued by domestic or foreign companies having outstanding debt securities rated at least AA by S&P or Aa by Moody's) and participation interests in loans extended by banks to such companies;
o   mortgage-backed securities and asset-backed securities;
o corporate debt obligations with remaining maturities of less than one year, rated at least AA by S&P or Aa by Moody's, as well as corporate debt obligations rated at least A by S&P or Moody's, provided the corporation also has outstanding an issue of commercial paper rated at least A-1 by S&P or Prime-1 by Moody's;
o   floating rate or master demand notes; and
o   repurchase agreements covering U.S. Government securities.

If the Adviser believes a security held by the Portfolio is no longer deemed to present minimal credit risk, the Portfolio will dispose of the security as soon as practicable unless the Board of Trustees determines that such action would not be in the best interest of the Portfolio.

Purchases of securities that are unrated must be ratified by the Board of Trustees. Because the market value of debt obligations fluctuates as an inverse function of changing interest rates, the Portfolio seeks to minimize the effect of such fluctuations by investing only in instruments with a remaining maturity of 397 calendar days or less at the time of investment, except for obligations of the U.S. Government, which may have a remaining maturity of 762 calendar days or less. Time deposits with maturities greater than seven days are considered to be illiquid securities.

The Portfolio may make use of various other investment strategies, including investing up to 20% of its total assets in U.S. dollar-denominated money market instruments of foreign issuers and making secured loans of up to 50% of its total portfolio securities.

THE PRINCIPAL RISKS

MONEY MARKET RISK: While money market funds are designed to be relatively low risk investments, they are not entirely free of risk. Despite the short maturities and high credit quality of the Portfolio's investments, increases in interest rates and deteriorations in the credit quality of the instruments the Portfolio has purchased may reduce the Portfolio's net asset value. In addition, the Portfolio is still subject to the risk that the value of an investment may be eroded over time by inflation. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment, it is possible to lose money by investing in the Portfolio.

LEVERAGING RISK: When the Portfolio borrows money or otherwise leverages its portfolio, the value of an investment in the Portfolio will be more volatile and all other risks will tend to be compounded.

FOREIGN SECURITIES RISKS: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; expropriation or nationalization; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

SECURITIES LENDING RISK: This Portfolio may make secured loans of its portfolio securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.


PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total returns for each of the last ten calendar years. The bar chart provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year. The table below shows the Portfolio's average annual total returns for the past one, five and ten years. The table also compares the Portfolio's performance to the returns of an index of funds with similar investment objectives and the returns on three-month U.S. Treasury bills. The bar chart and table below includes the performance of the predecessor (registered investment company) to this Portfolio, which was managed by the Adviser using the same investment strategy as the Portfolio. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance is not an indication of future performance. In addition, holders of Contracts representing interests in the Portfolio will be subject to charges and expenses relating to such insurance contracts. The performance results presented below do not reflect any insurance related expenses and if reflected the results would be reduced. For these purposes, the Portfolio is considered to be the successor entity to the predecessor (registered investment company) whose inception date is July 13, 1981.

                       CALENDAR YEAR ANNUAL TOTAL RETURN*

    1989   1990   1991   1992   1993   1994   1995   1996   1997   1998

    8.9%   8.0%   5.9%   3.3%   2.7%   3.8%   5.5%   5.1%   5.2%   5.1%

Best quarter (% and time period)               Worst quarter (% and time period)
2.31% (1989 2nd Quarter)                       0.63% (1992 4th Quarter)

The Portfolio's 7-day yield for the quarter ended December 31, 1999 was 4.45%.

--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS

                                  ONE YEAR           FIVE YEARS        TEN YEARS
ALLIANCE MONEY MARKET PORTFOLIO   5.08%              4.91%             5.33%
- CLASS IB SHARES
LIPPER MONEY MARKET MUTUAL FUND   4.84%              4.77%             5.20%
AVERAGE**
3-MONTH TREASURY BILL             5.05%              5.11%             5.44%
--------------------------------------------------------------------------------

* For periods prior to the inception of Class IB Shares (October 10, 1996), performance information shown is the performance of Class IA shares adjusted to reflect the 12b-1 fees paid by Class IB shares. The average annual total return for Class IB since its actual inception date was 5.13%. Index return for the comparable period (which dates from month-end of the Class IB inception date) was 5.04%.

** For more information on this index, see the preceding section "The
Benchmarks."

WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT, L.P. ("Alliance"), 1345 Avenue of the Americas, New York, New York 10105. Alliance has been the Adviser to the Portfolios since it commenced operations. Alliance, a publicly traded limited partnership, is indirectly majority-owned by Equitable. Alliance manages investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

RAYMOND J. PAPERA has been responsible for the day-to-day management of the Portfolio since 1990. Mr. Papera, a Senior Vice President of Alliance, has been associated with Alliance since 1990.

ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to achieve high current income consistent with relative stability of principal through investment primarily in debt securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in U.S. Government Securities. The Portfolio may also invest in repurchase agreements and forward commitments related to U.S. Government Securities and may also purchase debt securities of non-government issuers that own mortgages.

SIDEBAR: Duration is a measure of the weighted average maturity of the bonds held by the Portfolio and can be used by the Adviser as a measure of the sensitivity of the market value of the Portfolio to changes in interest rates. Generally, the longer the duration of the Portfolio, the more sensitive its market value will be to changes in interest rates.

SIDEBAR: In some cases, the Adviser's calculation of duration will be based on certain assumptions (including assumptions regarding prepayment rates, in the mortgage-backed or asset-backed securities, and foreign and domestic interest rates). As of December 31, 1998, the Adviser considered the duration of a 10-year Treasury bond to be 4.68 years. The Portfolio's investments will generally have a final maturity of not more than ten years or a duration not exceeding that of a 10-year Treasury note.

The Portfolio buys and sells securities with a view to maximizing current return without, in the opinion of the Adviser, undue risk to principal. Potential capital gains resulting from possible changes in interest rates will not be a major consideration. The Portfolio may take full advantage of a wide range of maturities of U.S. Government Securities and may adjust the dollar-weighted average maturity of its portfolio from time to time, depending on the Adviser's assessment of relative yields on securities of different maturities and the expected effect of future changes in interest rates on the market value of the securities held by the Portfolio. The Portfolio may also invest a substantial portion of its assets in money market instruments.

In order to enhance its current return, to reduce fluctuations in net asset value, and to hedge against changes in interest rates, the Portfolio may write covered call and put options on U.S. Government Securities and may purchase call and put options on U.S. Government Securities. The Portfolio may also enter into interest rate futures contracts with respect to U.S. Government Securities, and may write and purchase options thereon. The Portfolio may also make secured loans of its portfolio securities without limitation and enter into repurchase agreement with respect to U.S. Government Securities with commercial banks and registered broker-dealers.

The Portfolio may also make use of various other investment strategies, including covered short sales, and the purchase or sale of securities on a when-issued, delayed delivery or forward commitment basis.

Under normal market conditions, the Portfolio will invest at least 65%, and expects to invest at least 80%, of its total assets in U.S. Government Securities and repurchase agreements and forward commitments relating to U.S. Government Securities. U.S. Government Securities include:

o U.S. Treasury Bills: Direct obligations of the U.S. Treasury which are issued in maturities of one year or less.

o U.S. Treasury Notes: Direct obligations of the U.S. Treasury issued in maturities which vary between one and ten years, with interest payable every six months.

o U.S. Treasury Bonds: Direct obligations of the U.S. Treasury which are issued in maturities more than ten years from the date of issue, with interest payable every six months.

o "Ginnie Maes": Debt securities issued by a mortgage banker or other mortgagee and represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veteran's Administration. The Government National Mortgage Association ("GNMA") guarantees the timely payment of principal and interest. Ginnie Maes, although not direct obligations of the U.S. Government, are guaranteed by the U.S. Treasury.

o "Fannie Maes": The Federal National Mortgage Association ("FNMA") is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA and supported by FNMA's right to borrow from the U.S. Treasury, at the discretion of the U.S. Treasury. Fannie Maes are not backed by the full faith and credit of the U.S. Government.

o "Freddie Macs": The Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the U.S. Government, issues participation certificates ("PCs"') which represent an interest in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

o Governmental Collateralized Mortgage Obligations: These are securities issued by a U.S. Government instrumentality or agency which are backed by a portfolio of mortgages or mortgage-backed securities held under an indenture.

o "Sallie Maes": The Student Loan Marketing Association ("SLMA") is a government-sponsored corporation owned entirely by private stockholders that provides liquidity for banks and other institutions engaged in the Guaranteed Student Loan Program. These loans are either directly guaranteed by the U.S. Treasury or guaranteed by state agencies and reinsured by the U.S. Government. SLMA issues both short term notes and longer term public bonds to finance its activities.

The Portfolio may also invest in "zero coupon"' U.S. Government Securities which have been stripped of their unmatured interest coupons and receipts or in certificates representing undivided interests in such stripped U.S. Government Securities and coupons. These securities tend to be more volatile than other types of U.S. Government Securities.

SIDEBAR: Guarantees of the Portfolio's U.S. Government Securities guarantee only the payment of principal at maturity and interest when due on the guaranteed securities, and do not guarantee the securities' yield or value or the yield or value of the Portfolio's shares.

The Portfolio may also purchase collateralized mortgage obligations ("CMOs") issued by non-governmental issuers and securities issued by a real estate mortgage investment conduits ("REMICs"'), but only if they are collateralized by U.S. Government Securities. However, CMOs issued by entities other than U.S. Government agencies and instrumentalities and securities issued by REMICs are not considered U.S. Government Securities for purposes of the Portfolio meeting its policy of investing at least 65% of its total assets in U.S.
Government Securities.

THE PRINCIPAL RISKS

FIXED INCOME RISKS: This Portfolio invests primarily in fixed income securities, therefore, the Portfolio's performance will be affected by changes in interest rates, credit risks of the issuer, the duration and maturity of the Portfolio's fixed income holdings, and adverse market and economic conditions. Other risks that relate to the Portfolio's investment in fixed income securities include:

         INTEREST RATE RISK: When interest rates rise, the value (i.e., share price and total return) of the Portfolio's fixed income securities, particularly those with longer durations or maturities, will go down. When interest rates fall, the reverse is true.

         INVESTMENT-GRADE SECURITIES RISK: The Portfolio could lose money if the issuer or guarantor of a debt security or counterparty to a Portfolio's transaction is unable or unwilling to make timely principal and/or interest payments, or to honor its financial obligations. Investment grade securities which are rated BBB by S&P or an equivalent rating by any other nationally recognized statistical rating organization, are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative.

         MORTGAGE-BACKED SECURITIES RISK: Rising interest rates may cause the duration of mortgage-backed securities to increase, making them even more susceptible to interest rate changes. Falling interest rates may cause the value and yield of mortgage-backed securities to fall. Falling interest rates also may encourage borrowers to pay off their mortgages sooner than anticipated (pre-payment). The Portfolio would need to reinvest the pre-paid funds at the newer, lower interest rates.

DERIVATIVES RISK: The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

LEVERAGING RISK: When the portfolio borrows money or otherwise leverages its portfolio, the value of an investment in the Portfolio will be more volatile and all other risk will tend to be compounded.

SECURITIES LENDING RISK: This Portfolio may make secured loans of its portfolio securities without restriction. The risk in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total returns for each of the last seven calendar years. The table below shows the Portfolio's average annual total returns for the past one and five years and since inception. The table also compares the Portfolio's performance to the returns of an index of funds with similar investment objectives and the returns of a broad-based index. The bar chart and table below includes the performance of the predecessor (registered investment company) to this Portfolio, which was managed by the Adviser using the same investment strategy as the Portfolio. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance is not an indication of future performance. In addition, holders of Contracts representing interests in the Portfolio will be subject to charges and expenses relating to such insurance contracts. The performance results presented below do not reflect any insurance related expenses and if reflected the results would be reduced. For these purposes, the Portfolio is considered to be the successor entity to the predecessor (registered investment company) whose inception date is April 1, 1991.

                       CLANDER YEAR ANNUAL TOTAL RETURN*

               1992   1993   1994   1995   1996   1997   1998
               5.4%   10.3%  -4.6%  13.1%  3.5%   7.0%   7.5%

Best quarter (% and time period)        Worst quarter (% and time period)
5.25% (1991 3rd Quarter)                -3.03% (1994 1st Quarter)


--------------------------------------------------------------------------------
                             AVERAGE ANNUAL TOTAL RETURNS*

                                      ONE YEAR    FIVE YEARS   SINCE INCEPTION

ALLIANCE INTERMEDIATE                   7.48%       5.13%           6.83%
GOVERNMENT SECURITIES PORTFOLIO
- CLASS IB SHARES

LIPPER INTERMEDIATE GOVERNMENT
FUNDS AVERAGE**                         7.68%       5.91%           7.25%

LEHMAN INTERMEDIATE GOVERNMENT
BONDS**                                 8.49%       6.45%           7.60%
--------------------------------------------------------------------------------

* For periods prior to the inception of Class IB Shares (May 2, 1997), performance information shown is the performance of Class IA shares adjusted to reflect the 12b-1 fees paid by Class IB shares. The average annual total return for Class IB since its actual inception date was 8.01%. Index return for the comparable period (which dates from month-end of the Class IB inception date) was 9.08%.

** For more information on this index, see the preceding section "The
Benchmarks."

WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT, L.P. ("Alliance"), 1345 Avenue of the Americas, New York, New York 10105. Alliance has been the Adviser to the Portfolios since it commenced operations. Alliance, a publicly traded limited partnership, is indirectly majority-owned by Equitable. Alliance manages investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

JEFFREY S. PHLEGAR has been responsible for the day-to-day management of the Portfolio since January 1999. Mr. Phlegar, a Senior Vice President of Alliance, has been associated with Alliance since 1998.

ALLIANCE QUALITY BOND PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to achieve high current income consistent with preservation of capital by investing primarily in investment grade fixed income securities.

THE INVESTMENT STRATEGY

The Portfolio expects to invest in readily marketable securities with relatively attractive yields that the Adviser believes do not involve undue risk.

The Portfolio will follow a policy of investing at least 65% of its total assets in securities which are rated at the time of purchase at least Baa by Moody's or BBB by S&P, or in unrated fixed income securities that the Adviser determines to be of comparable quality.

In the event that the credit rating of a security held by the Portfolio falls below investment grade (or, in the case of unrated securities, the Adviser determines that the quality of such security has deteriorated below investment grade), the Portfolio will not be obligated to dispose of such security and may continue to hold the obligation if the Adviser believes such an investment is appropriate in the circumstances. The Portfolio will also seek to maintain an average aggregate quality rating of its portfolio securities of at least A (Moody's and S&P).

The Portfolio has complete flexibility as to the types of securities in which it will invest and the relative proportions thereof. In this regard, the Portfolio plans to vary the proportions of its holdings of long- and short-term fixed income securities (including debt securities, convertible debt securities and U.S. Government obligations), preferred stocks and dividend-paying common stocks in order to reflect the Adviser's assessment of prospective cyclical changes even if such action may adversely affect current income.

The Portfolio may also invest in foreign securities, although it will not invest more than 20% of its total assets in securities denominated in currencies other than the U.S. dollar. The Portfolio may enter into foreign currency futures contracts (and related options), forward foreign currency exchange contracts and options on foreign currencies for hedging purposes.

The Portfolio may also make use of various other investment strategies, including zero coupon pay-in-kind securities, collateralized mortgage obligations, securities lending with a value of up to 50% of its total assets, the purchase or sale of securities on a when-issued, delayed delivery or forward commitment basis and repurchase agreements. The Portfolio may also use derivatives, including: purchasing put and call options and writing covered put and call options on securities it may purchase. The Portfolio also intends to write covered call options for cross-hedging purposes, which are designed to provide a hedge against a decline in value of another security which the Portfolio owns or has the right to acquire.

The Portfolio may seek to protect the value of its investments from interest rate fluctuations by entering into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors.

When market or financial conditions warrant, the Portfolio may invest in certain money market instruments for temporary or defensive purposes. Such investments could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

FIXED INCOME RISKS: This Portfolio invests primarily in fixed income securities, therefore, the Portfolio's performance will be affected by changes in interest rates, credit risks of the issuer, the duration and maturity of the Portfolio's fixed income holdings, and adverse market and economic conditions. Other risks that relate to the Portfolio's investment in fixed income securities include:

         INTEREST RATE RISK: When interest rates rise, the value (i.e., share price and total return) of the Portfolio's fixed income securities, particularly those with longer durations or maturities, will go down. When interest rates fall, the reverse is true.

         INVESTMENT-GRADE SECURITIES RISK: The Portfolio could lose money if the issuer or guarantor of a debt security or counterparty to a Portfolio's transaction is unable or unwilling to make timely principal and/or interest payments, or to honor its financial obligations. Investment grade securities which are rated BBB or S&P or an equivalent rating by any other nationally recognized statistical rating organization, are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative.

         MORTGAGE-BACKED SECURITIES RISK: Rising interest rates may cause the duration of mortgage-backed securities to increase, making them even more susceptible to interest rate changes. Falling interest rates may cause the value and yield of mortgage-backed securities to fall. Falling interest rates also may encourage borrowers to pay off their mortgages sooner than anticipated (pre-payment). The Portfolio would need to reinvest the prepaid funds at the newer, lower interest rates.

         ZERO COUPON AND PAY-IN-KIND SECURITIES RISK: A zero coupon or pay-in-kind security pays no interest in cash to its holder during its life. Accordingly, zero coupon securities usually trade at a deep discount from their face or par value and, together with pay-in-kind securities, will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest in cash.

DERIVATIVES RISK: The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

CONVERTIBLE SECURITIES RISK: Convertible securities generally enable the Portfolio to benefit from increases in the market price of the underlying common stock and provide higher yields than the underlying common stocks, but generally offer lower yields than nonconvertible securities of similar quality. Like bonds, the value of convertible securities fluctuates both in relation to changes in interest rates and changes in the value of the underlying common stock.

FOREIGN SECURITIES RISKS: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; expropriation or nationalization; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

SECURITIES LENDING RISK: This Portfolio may make secured loans of its portfolio securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

LEVERAGING RISK: When a portfolio is borrows money or otherwise leverages its portfolio, the value of an investment in that Portfolio will be more volatile and all other risk will tend to be compounded.

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total returns for each of the last five calendar years. The table below shows the Portfolio's average annual total returns for the past one and five years and since inception. The table also compares the Portfolio's performance to the returns of an index of funds with similar investment objectives and the returns of a broad-based index. The bar chart and table below includes the performance of the predecessor (registered investment company) to this Portfolio, which was managed by the Adviser using the same investment strategy as the Portfolio. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance is not an indication of future performance. In addition, holders of Contracts representing interests in the Portfolio will be subject to charges and expenses relating to such insurance contracts. The performance results presented below do not reflect any insurance related expenses and if reflected the results would be reduced. For these purposes, the Portfolio is considered to be the successor entity to the predecessor (registered investment company) whose inception date is October 1, 1993.

                       CALENDAR YEAR ANNUAL TOTAL RETURN*

                       1994   1995   1996   1997   1998

                       -5.4%  16.8%  5.1%   8.9%   8.4%

Best quarter (% and time period)             Worst quarter (% and time period)
6.13% (1995 2nd Quarter)                     -4.09% (1994 1st Quarter)

--------------------------------------------------------------------------------
                             AVERAGE ANNUAL TOTAL RETURNS*

                                  ONE YEAR       FIVE YEARS     SINCE INCEPTION

ALLIANCE QUALITY BOND PORTFOLIO   8.43%          6.52%          6.05%
- CLASS IB SHARES

LIPPER CORPORATE DEBT FUNDS A
RATED AVERAGE**                   7.47%          6.54%          6.21%

LEHMAN AGGREGATE BONDS**          8.69%          7.27%          6.92%
--------------------------------------------------------------------------------

* For periods prior to the inception of Class IB Shares (July 8, 1998), performance information shown is the performance of Class IA shares adjusted to reflect the 12b-1 fees paid by Class IB shares. The average annual total return for Class IB since its actual inception date was 4.05%. Index return for the comparable period (which dates from month-end of the Class IB inception date) was 9.37%.

** For more information on this index, see the preceding section "The
Benchmarks."

WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT, L.P. ("Alliance"), 1345 Avenue of the Americas, New York, New York 10105. Alliance has been the Adviser to the Portfolios since it commenced operations. Alliance, a publicly traded limited partnership, is indirectly majority-owned by Equitable. Alliance manages investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

MATTHEW BLOOM has been responsible for the day-to-day management of the Portfolio since 1995. Mr. Bloom, a Senior Vice President of Alliance, has been associated with Alliance since 1989.

ALLIANCE HIGH YIELD PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to achieve a high return by maximizing current income and, to the extent consistent with that objective, capital appreciation.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in diversified mix of high yield, fixed income securities (so-called "junk bonds"), which generally involve greater volatility of price and risk of principal and income than high quality fixed income securities. Junk bonds generally have a higher current yield but are rated either in the lower categories by nationally recognized statistical rating organizations ("NRSROs") i.e., rated Baa or lower by Moody's or BBB or lower by S&P) or are unrated securities of comparable quality.

The Portfolio will attempt to maximize current income by taking advantage of market developments, yield disparities and variations in the creditworthiness of issuers. Substantially all of the Portfolio's investments will be income producing.

The Portfolio may also make use of various other investment strategies, including investments in common stocks and other equity-type securities (such as convertible debt securities) and secured loans of its portfolio securities without limitation in order to enhance its current return and to reduce fluctuations in net asset value. The Portfolio may also use derivatives, including: writing covered call and put options; purchasing call and put options on individual fixed income securities, securities indexes and foreign currencies; and purchasing and selling stock index, interest rate and foreign currency futures contracts and options thereon. The Portfolio may also invest in participations and assignments of loans originally made by institutional lenders or lending syndicates.

The Portfolio will not invest more than 10% of its total assets in:

(i) fixed income securities which are rated lower than B3 or B- or their equivalents by one NRSRO or if unrated are of equivalent quality as determined by the Adviser; and

(ii) money market instruments of any entity which has an outstanding issue of unsecured debt that is rated lower than B3 or B- or their equivalents by an NRSRO or if unrated is of equivalent quality as determined by the Adviser; however, this restriction will not apply to:

    o fixed income securities which the Adviser believes have similar characteristics to securities which are rated B3 or higher by Moody's or B- or higher by S&P, or

    o money market instruments of any entity that has an unsecured issue of outstanding debt which the Adviser believes has similar characteristics to securities which are so rated.

In the event that any securities held by the Portfolio fall below those ratings, the Portfolio will not be obligated to dispose of such securities and may continue to hold such securities if the Adviser believes that such investments are considered appropriate under the circumstances.

The Portfolio may also invest in fixed income securities which are providing high current yields because of risks other than credit, such as prepayment risks, in the case of mortgage-backed securities, or currency risks, in the case of non-U.S. dollar denominated foreign securities.

When market or financial conditions warrant, the Portfolio may also make temporary investments in high-quality U.S. dollar-denominated money market instruments. Such investment strategies could result in the Portfolio not achieving its investment objective.


THE PRINCIPAL RISKS

JUNK BOND RISK: The Portfolio invests primarily in "junk bonds" or lower-rated securities rated BB or lower by S&P or an equivalent rating by any other NRSRO or unrated securities of similar quality. Junk bonds have speculative elements or are predominantly speculative credit risks, therefore, credit risk is particularly significant for this Portfolio. This Portfolio may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructurings by highly leveraged issuers or in debt securities not current in the payment of interest or principal, or in default.

FIXED INCOME RISKS: This Portfolio invests primarily in fixed income securities, therefore, the Portfolio's performance will be affected by changes in interest rates, credit risks of the issuer, the duration and maturity of the Portfolio's fixed income holdings, and adverse market and economic conditions. Other risks that relate to the Portfolio's investment in fixed income securities include:

         INTEREST RATE RISK: When interest rates rise, the value (i.e., share price and total return) of the Portfolio's fixed income securities, particularly those with longer durations or maturities, will go down. When interest rates fall, the reverse is true.

         MORTGAGE-BACKED SECURITIES RISK: Rising interest rates may cause the duration of mortgage-backed securities to increase, making them even more susceptible to interest rate changes. Falling interest rates may cause the value and yield of mortgage-backed securities to fall. Falling interest rates also may encourage borrowers to pay off their mortgages sooner than anticipated (pre-payment). The Portfolio would need to reinvest the pre-paid funds at the newer, lower interest rates.

LOAN PARTICIPATION AND ASSIGNMENT RISK: In addition to the risks associated with fixed income investments generally, the Portfolio's investments in loan participations and assignments are subject to the risk that the financial institution acting as agent for all interests in a loan, might fail financially. It is also possible that, under emerging legal theories of lender liability, the Portfolio could be held liable as a co-lender.

SMALL CAP AND MID-CAP COMPANY RISK: The Portfolio's investments in small-cap and mid-cap companies may be subject to more abrupt or erratic movements in price than are those of larger, more established companies because: the securities of such companies are less well-known; held primarily by insiders or institutional investors and may trade less frequently and in lower volume; such companies are more likely to experience greater or more unexpected changes in their earnings and growth prospects; such companies have limited financial resources or may depend on a few key employees; and the products of technologies of such companies may be at a relatively early stage of development or not fully tested

DERIVATIVES RISK: The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

FOREIGN SECURITIES RISKS: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; expropriation or nationalization; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

LEVERAGING RISK: When a portfolio is borrowing money or otherwise leveraging its portfolio, the value of an investment in that Portfolio will be more volatile and all other risk will tend to be compounded.

LIQUIDITY RISK: Certain securities held by the Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like which may cause the Portfolio to lose money or be prevented from earning capital gains.

SECURITIES LENDING RISK: This Portfolio may make secured loans of its portfolio securities without restriction. The risk in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total returns for each of the last ten calendar years. The table below shows the Portfolio's average annual total returns for the past one, five and ten years. The table also compares the Portfolio's performance to the returns of an index of funds with similar investment objectives and the returns of a broad-based index. The bar chart and table below includes the performance of the predecessor (registered investment company) to this Portfolio, which was managed by the Adviser using the same investment strategy as the Portfolio. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance is not an indication of future performance. In addition, holders of variable insurance contracts representing interests in the Portfolio will be subject to charges and expenses relating to such insurance contracts. The performance results presented below do not reflect any insurance related expenses and if reflected the results would be reduced. For these purposes, the Portfolio is considered to be the successor entity to the predecessor (registered investment company) whose inception date is January 2, 1987.

                       CALENDAR YEAR ANNUAL TOTAL RETURN*

     1989   1990   1991   1992   1993   1994   1995   1996   1997   1998

     4.9%   -1.4%  24.2%  12.1%  22.9%  -3.0%  19.7%  22.6%  18.2%  -5.4%

Best quarter (% and time period)        Worst quarter (% and time period)
7.90% (1997 2nd Quarter)                -11.03% (1998 3rd Quarter)

--------------------------------------------------------------------------------
                             AVERAGE ANNUAL TOTAL RETURNS*

                                  ONE YEAR           FIVE YEARS        TEN YEARS

ALLIANCE HIGH YIELD PORTFOLIO -   -5.38%             9.74%             10.91%
CLASS IB SHARES

LIPPER HIGH CURRENT YIELD BOND    -0.44%             7.37%             9.34%
FUNDS AVERAGE**

ML MASTER**                        3.66%             9.01%             11.08%
--------------------------------------------------------------------------------

* For periods prior to the inception of Class IB Shares (October 1, 1996), performance information shown is the performance of Class IA shares adjusted to reflect the 12b-1 fees paid by Class IB shares. The average annual total return for Class IB since its actual inception date was 6.63%. Index return for the comparable period (which dates from month-end of the Class IB inception date) was 9.06%.

** For more information on this index, see the preceding section "The
Benchmarks."

WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT, L.P. ("Alliance"), 1345 Avenue of the Americas, New York, New York 10105. Alliance has been the Adviser to the Portfolios since it commenced operations. Alliance, a publicly traded limited partnership, is indirectly majority-owned by Equitable. Alliance manages investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

WAYNE C. TAPPE has been responsible for the day-to-day management of the Portfolio since 1995. Mr. Tappe, a Senior Vice President of Alliance, has been associated with Alliance since 1987.

                           ASSET ALLOCATION PORTFOLIOS

The Alliance Conservative Investors Portfolio, the Alliance Balanced Portfolio and the Alliance Growth Investors Portfolio together are called the Asset Allocation Portfolios. These Portfolios invest in a variety of fixed income and equity securities, each pursuant to a different asset allocation strategy, as described below. The term "asset allocation" is used to describe the process of shifting assets among discrete categories of investments in an effort to reduce risk while producing desired return objectives. Portfolio management, therefore, will consist not only of selecting specific securities but also of setting, monitoring and changing, when necessary, the asset mix.

Each Portfolio has been designed with a view toward a different "investor profile." The "conservative investor"' has a relatively short-term investment bias, either because of a limited tolerance for market volatility or a short investment horizon. This investor is averse to taking risks that may result in principal loss, even though such aversion may reduce the potential for higher long-term gains and result in lower performance during periods of equity market strength. Consequently, the asset mix for the Alliance Conservative Investors Portfolio attempts to reduce volatility while providing modest upside potential. The "growth investor" has a longer-term investment horizon and is therefore willing to take more risks in an attempt to achieve long-term growth of principal. This investor wishes, in effect, to be risk conscious without being risk averse. The asset mix for the Alliance Growth Investors Portfolio attempts to provide for upside potential without excessive volatility.

The "balanced investor" is somewhat less aggressive than the growth investor and has a medium- to long-term investment horizon. This investor is sensitive to risk, but is willing to take on some risk in seeking high total return. Consequently, the asset mix for the Alliance Balanced Portfolio attempts to capture a sizable portion of the market's upside while diversifying risk among asset classes.

The Adviser has established an asset allocation committee (the "Committee"'), all the members of which are employees of the Adviser, which is responsible for setting and continually reviewing the asset mix ranges of each Portfolio. Under normal market conditions, the Committee is expected to change allocation ranges approximately three to five times per year. However, the Committee has broad latitude to establish the frequency, as well as the magnitude, of allocation changes within the guidelines established for each Portfolio. During periods of severe market disruption, allocation ranges may change frequently. It is also possible that in periods of stable and consistent outlook no change will be made. The Committee's decisions are based on a variety of factors, including liquidity, portfolio size, tax consequences and general market conditions, always within the context of the appropriate investor profile for each Portfolio. Consequently, asset mix decisions for the Alliance Conservative Investors Portfolio particularly emphasize risk assessment of each asset class viewed over the shorter term, while decisions for the Alliance Growth Investors Portfolio are principally based on the longer term total return potential for each asset class.

When the Committee establishes a new allocation range for a Portfolio, it also prescribes the length of time during which that Portfolio should achieve an asset mix within the new range. To achieve a new asset mix, the Portfolios look first to available cash flow. If the Adviser believes that cash flow will be insufficient to achieve the desired asset mix, the Portfolios will sell securities and reinvest the proceeds in the appropriate asset class.

The Asset Allocation Series Portfolios are permitted to use a variety of hedging techniques to attempt to control stock market, interest rate and currency risks. Each of the Portfolios in the Asset Allocation Series may make loans of up to 50% of its total portfolio securities. Each of the Portfolios in the Asset Allocation Series may write covered call and put options and may purchase call and put options on all the types of securities in which it may invest, as well as securities indexes and foreign currencies. Each Portfolio may also purchase and sell stock index, interest rate and foreign currency futures contracts and options thereon, as well as forward foreign currency exchange contracts.

ALLIANCE BALANCED PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to achieve a high return through both appreciation of capital and current income.

THE INVESTMENT STRATEGY

The Portfolio invests varying portions of its assets in publicly-traded equity and debt securities and money market instruments depending on economic conditions, the general level of common stock prices, interest rates and other relevant considerations, including the risks associated with each investment medium.

The Portfolio attempts to achieve long-term growth of capital by investing in common stock and other equity-type instruments. It will try to achieve a competitive level of current income and capital appreciation through investments in publicly traded debt securities and a high level of current income through investments primarily in high-quality U.S. dollar denominated money market instruments.

The Portfolio at all times will hold at least 25% of its total assets in fixed income securities (including, for these purposes, that portion of the value of securities convertible into common stock which is attributable to the fixed income characteristics of those securities, as well as money market instruments). The Portfolio's equity securities will always comprise at least 25%, but never more than 75%, of the Portfolio's total assets. Consequently, the Portfolio will have a minimum or "core holdings" of at least 25% fixed income securities and 25% equity securities. Over time, holdings by the Portfolio's holdings are currently expected to average approximately 50% in fixed income securities and approximately 50% in equity securities. Actual asset mixes will be adjusted in response to economic and credit market cycles.

The Portfolio may also invest up to 20% of its total assets in foreign securities and may also make use of various other investment strategies, including securities lending of up to 50% of its total portfolio securities. The Portfolio may also use derivatives, including: writing covered call and put options, purchasing call and put options on all the types of securities in which it may invest, as well as securities indexes and foreign currencies. The Portfolio may also purchase and sell stock index, interest rate and foreign currency futures contracts and options thereon.

The debt securities will consist principally of bonds, notes, debentures and equipment trust certificates, as well as debt securities with equity features such as conversion or exchange rights or warrants for the acquisition of stock or participations based on revenues, rates or profits. These debt securities will principally be investment grade securities rated at least Baa by Moody's or BBB by S&P, or will be U.S. Government Securities. If such Baa or BBB debt securities held by the Portfolio fall below those ratings, the Portfolio will not be obligated to dispose of them and may continue to hold them if the Adviser considers them appropriate investments under the circumstances. In addition, the Portfolio may at times hold some of its assets in cash.

THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

ASSET ALLOCATION RISK: In addition to the risks associated with the securities in which the Portfolio invests, the Portfolio is subject to the risk that the Adviser's allocation of the Portfolio's assets between debt and equity securities may adversely affect the Portfolio's value.

DERIVATIVES RISK: The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

FOREIGN SECURITIES RISKS: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; expropriation or nationalization; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

FIXED INCOME RISKS: This Portfolio invests primarily in fixed income securities, therefore, the Portfolio's performance will be affected by changes in interest rates, credit risks of the issuer, the duration and maturity of the Portfolio's fixed income holdings, and adverse market and economic conditions. Other risks that relate to the Portfolio's investment in fixed income securities include:

         INTEREST RATE RISK: When interest rates rise, the value (i.e., share price and total return) of the Portfolio's fixed income securities, particularly those with longer durations or maturities, will go down. When interest rates fall, the reverse is true.

         INVESTMENT-GRADE SECURITIES RISK: The Portfolio could lose money if the issuer or guarantor of a debt security or counterparty to a Portfolio's transaction is unable or unwilling to make timely principal and/or interest payments, or to honor its financial obligations. Investment grade securities which are rated BBB by S&P or an equivalent rating by any other nationally recognized statistical rating organization, are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative.

LEVERAGING RISK. When a portfolio is borrowing money or otherwise leveraging its portfolio, the value of an investment in that Portfolio will be more volatile and all other risk will tend to be compounded.

SECURITIES LENDING RISK: This Portfolio may make secured loans of its portfolio securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total returns for each of the last ten calendar years. The table below shows the Portfolio's average annual total returns for the past one, five and ten years. The table also compares the Portfolio's performance to the returns of an index of funds with similar investment objectives, the returns of a blend of fixed income and equity securities indices and the returns of a broad-based equity securities market index. The bar chart and table below includes the performance of the predecessor (registered investment company) to this Portfolio, which was managed by the Adviser using the same investment strategy as the Portfolio. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance is not an indication of future performance. In addition, holders of Contracts representing interests in the Portfolio will be subject to charges and expenses relating to such insurance contracts. The performance results presented below do not reflect any insurance related expenses and if reflected the results would be reduced. For these purposes, the Portfolio is considered to be the successor entity to the predecessor (registered investment company) whose inception date is January 27, 1986.

Best quarter (% and time period)             Worst quarter (% and time period)
15.07% (1991 4th Quarter)                    -8.35% (1990 3rd Quarter)

                       CALENDAR YEAR ANNUAL TOTAL RETURN*

     1989   1990   1991   1992   1993   1994   1995   1996   1997   1998

     25.6%  0.0%   41.0%  -3.1%  12.0%  -8.3%  19.5%  11.4%  14.8%  17.8%

--------------------------------------------------------------------------------
                             AVERAGE ANNUAL TOTAL RETURNS

                                  ONE YEAR           FIVE YEARS        TEN YEARS

ALLIANCE BALANCED PORTFOLIO -     17.82%             10.56%            12.25%
CLASS IB SHARES

LIPPER BALANCED MUTUAL FUNDS
AVERAGE**                         13.48%             13.84%            12.97%

50% S&P 500 INDEX/50% LEHMAN      19.02%             16.88%            15.21%
GOV'T CORP.**

S&P 500 INDEX**                   28.58%             24.06%            19.21%
--------------------------------------------------------------------------------

* For periods prior to the inception of Class IB Shares (July 8, 1998), performance information shown is the performance of Class IA shares adjusted to reflect the 12b-1 fees paid by Class IB shares. The average annual total return for Class IB since its actual inception date was 4.92%. Index return for the comparable period (which dates from month-end of the Class IB inception date) was 14.89%.

** For more information on this index, see the preceding section "The
Benchmarks."

WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT, L.P. ("Alliance"), 1345 Avenue of the Americas, New York, New York 10105. Alliance has been the Adviser to the Portfolios since it commenced operations. Alliance, a publicly traded limited partnership, is indirectly majority-owned by Equitable. Alliance manages investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

ROBERT G. HEISTERBERG has been responsible for the day-to-day management of the Portfolio since February 12, 1996. Mr. Heisterberg, a Senior Vice President of Alliance and Global Economic Policy Analysis, has been associated with Alliance since 1977.

ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to achieve a high total return without, in the opinion of the Adviser, undue risk to principal.

THE INVESTMENT STRATEGY

The Portfolio invests varying portions of its assets in high quality, publicly-traded fixed income securities (including money market instruments and cash) and publicly-traded common stocks and other equity securities of U.S. and non-U.S. issuers.

The Portfolio will at all times hold at least 40% of its assets in investment grade fixed income securities, each having a duration, as determined by the Adviser, that is less than that of a 10-year Treasury bond (the "fixed income core"). The Portfolio is generally expected to hold approximately 70% of its assets in fixed income securities (including the fixed income core) and 30% in equity securities. Actual asset mixes will be adjusted in response to economic and credit market cycles. The fixed income asset class will always comprise at least 50%, but never more than 90%, of the Portfolio's total assets. The equity class will always comprise at least 10%, but never more than 50%, of the Portfolio's total assets.

SIDEBAR: Duration is a measure of the weighted average maturity of the bonds held by the Portfolio and can be used by the Adviser as a measure of the sensitivity of the market value of the Portfolio to changes in interest rates. Generally, the longer the duration of the Portfolio, the more sensitive its market value will be to changes in interest rates.

SIDEBAR: In some cases, the Adviser's calculation of duration will be based on certain assumptions (including assumptions regarding prepayment rates, in the mortgage-backed or asset-backed securities, and foreign and domestic interest rates). As of December 31, 1998, the Adviser considered the duration of a 10-year Treasury bond to be 4.68 years. The Portfolio's investments will generally have a final maturity of not more than ten years or a duration not exceeding that of a 10-year Treasury note.

All debt securities held by the Portfolio will be of investment grade (i.e., rated at least BBB by S&P or Baa by Moody's) or unrated securities of comparable quality as determined by the Adviser. The equity securities invested in by the Portfolio will consist primarily of common stocks, including convertible securities. No more than 15% of the Portfolio's assets will be invested in securities of non-U.S. issuers.

The Portfolio may also make use of various other investment strategies, including securities lending and the derivatives.

THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

ASSET ALLOCATION RISK: In addition to the risks associated with the securities in which the Portfolio invests, the Portfolio is subject to the risk that the Adviser's allocation of the Portfolio's assets between debt and equity securities may adversely affect the Portfolio's value.

FIXED INCOME RISKS: This Portfolio invests primarily in fixed income securities, therefore, the Portfolio's performance will be affected by changes in interest rates, credit risks of the issuer, the duration and maturity of the Portfolio's fixed income holdings, and adverse market and economic conditions. Other risks that relate to the Portfolio's investment in fixed income securities include:

         INTEREST RATE RISK: When interest rates rise, the value (i.e., share price and total return) of the Portfolio's fixed income securities, particularly those with longer durations or maturities, will go down. When interest rates fall, the reverse is true.

         INVESTMENT-GRADE SECURITIES RISK: The Portfolio could lose money if the issuer or guarantor of a debt security or counterparty to a Portfolio's transaction is unable or unwilling to make timely principal and/or interest payments, or to honor its financial obligations. Investment grade securities which are rated BBB by S&P or an equivalent rating by any other nationally recognized statistical rating organization, are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative.

         MORTGAGE-BACKED SECURITIES RISK: Rising interest rates may cause the duration of mortgage-backed securities to increase, making them even more susceptible to interest rate changes. Falling interest rates may cause the value and yield of mortgage-backed securities to fall. Falling interest rates also may encourage borrowers to pay off their mortgages sooner than anticipated (pre-payment). The Portfolio would need to reinvest the pre-paid funds at the newer, lower interest rates.

CONVERTIBLE SECURITIES RISK: Convertible securities generally enable the Portfolio to benefit from increases in the market price of the underlying common stock and provide higher yields than the underlying common stocks, but generally offer lower yields than nonconvertible securities of similar quality. Like bonds, the value of convertible securities fluctuates both in relation to changes in interest rates and changes in the value of the underlying common stock.

SECURITIES LENDING RISK: This Portfolio may make secured loans of its portfolio securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

DERIVATIVES RISK: The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

FOREIGN SECURITIES RISKS: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; expropriation or nationalization; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

LIQUIDITY RISK: Certain securities held by the Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like which may cause the Portfolio to lose money or be prevented from earning capital gains.

LEVERAGING RISK: When a portfolio is borrowing money or otherwise leveraging its portfolio, the value of an investment in that Portfolio will be more volatile and all other risk will tend to be compounded.

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total returns for each of the last nine calendar years. The table below shows the Portfolio's average annual total returns for the past one and five years and since inception. The table also compares the Portfolio's performance to the returns of an index of funds with similar investment objectives, the returns of a blend of fixed income and equity securities indices and the returns of a broad-based equity securities market index. The bar chart and table below includes the performance of the predecessor (registered investment company) to this Portfolio, which was managed by the Adviser using the same investment strategy as the Portfolio. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance is not an indication of future performance. In addition, holders of Contracts representing interests in the Portfolio will be subject to charges and expenses relating to such insurance contracts. The performance results presented below do not reflect any insurance related expenses and if reflected the results would be reduced. For these purposes, the Portfolio is considered to be the successor entity to the predecessor (registered investment company) whose inception date is October 2, 1989.

                       CALENDAR YEAR ANNUAL TOTAL RETURN*

        1990   1991   1992   1993   1994   1995   1996   1997   1998

        6.2%   19.6%  5.5%   10.5%  -4.4%  20.2%  5.0%   13.0%  13.6%

Best quarter (% and time period)             Worst quarter (% and time period)
7.59% (1998 4th Quarter)                     -3.27% (1994 1st Quarter)

--------------------------------------------------------------------------------
                             AVERAGE ANNUAL TOTAL RETURNS*

                                  ONE YEAR      FIVE YEARS      SINCE INCEPTION

ALLIANCE CONSERVATIVE INVESTORS   13.60%        9.13%           9.71%
PORTFOLIO - CLASS IB SHARES

LIPPER FLEXIBLE PORTFOLIO
AVERAGE**                         14.20%        14.31%          12.55%

70% LEHMAN TREASURY/30% S&P 500
INDEX**                           15.59%        13.37%          12.08%

S&P 500 INDEX**                   28.58%        24.06%          17.62%
--------------------------------------------------------------------------------

* For periods prior to the inception of Class IB Shares (May 2, 1997), performance information shown is the performance of Class IA shares adjusted to reflect the 12b-1 fees paid by Class IB shares. The average annual total return for Class IB since its actual inception date was 15.42%. Index return for the comparable period (which dates from month-end of the Class IB inception date) was 17.64%.

** For more information on this index, see the preceding section "The
Benchmarks."


WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT, L.P. ("Alliance"), 1345 Avenue of the Americas, New York, New York 10105. Alliance has been the Adviser to the Portfolios since it commenced operations. Alliance, a publicly traded limited partnership, is indirectly majority-owned by Equitable. Alliance manages investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

ROBERT G. HEISTERBERG has been responsible for the day-to-day management of the Portfolio since February 12, 1996. Mr. Heisterberg, a Senior Vice President of Alliance and Global Economic Policy Analysis, has been associated with Alliance since 1977.

ALLIANCE GROWTH INVESTORS PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to achieve the highest total return consistent with the Adviser's determination of reasonable risk.

THE INVESTMENT STRATEGY

The Portfolio allocates varying portions of its assets to a number of asset classes. The fixed income asset class will always comprise at least 10%, but never more than 60%, of the Portfolio's total assets. The equity class will always comprise at least 40%, but never more than 90%, of the Portfolio's total assets. Over time, the Portfolio's holdings, on average, are expected to be allocated 70% to equity securities and 30% to debt securities. Actual asset mixes will be adjusted in response to economic and credit market cycles.

The Portfolio's investments in equity securities will include both exchange-traded and over-the counter common stocks and other equity securities, including foreign stocks, preferred stocks, convertible debt instruments, as well as securities issued by small-and mid-sized companies that have favorable growth prospects.

The Portfolio's debt securities may include foreign debt securities, investment grade fixed income securities (including cash and money market instruments) as well as lower quality, higher yielding debt securities (junk bonds). The Portfolio may also make use of various other investment strategies, including securities lending of up to 50% of its total assets and derivatives. No more than 30% of the Portfolio's assets will be invested in securities of foreign issuers.

When market or financial conditions warrant, the Portfolio may invest in U.S. Government or Government agency securities, money market securities or cash for temporary or defensive purposes. Such investment strategies could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

ASSET ALLOCATION RISK: In addition to the risks associated with the securities in which the Portfolio invests, the Portfolio is subject to the risk that the Adviser's allocation of the Portfolio's assets between debt and equity securities may adversely affect the Portfolio's value.

FIXED INCOME RISKS: To the extent that a substantial amount of the Portfolio's assets are invested in fixed income securities, that portion of the Portfolio's performance will be affected by changes in interest rates, the credit risk of the issuer, the duration or maturity of the Portfolio's fixed income holdings, and adverse market or economic conditions. When interest rates rise, the value of the Portfolio's fixed income securities, particularly those with longer durations or maturities, will go down. When interest rates fall, the reverse is true. In addition, to the extent that the Portfolio invests in investment-grade securities which are rated BBB by S&P or an equivalent rating by any other NRSRO, it will be exposed to greater risk than if it invested in higher-rated obligations because BBB-rated securities are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative. Other risks that relate to the Portfolio's investment in fixed income securities include:

         INTEREST RATE RISK: When interest rates rise, the value (i.e., share price and total return) of the Portfolio's fixed income securities, particularly those with longer durations or maturities, will go down. When interest rates fall, the reverse is true.

         MORTGAGE-BACKED SECURITIES RISK: Rising interest rates may cause the duration of mortgage-backed securities to increase, making them even more susceptible to interest rate changes. Falling interest rates may cause the value and yield of mortgage-backed securities to fall. Falling interest rates also may encourage borrowers to pay off their mortgages sooner than anticipated (pre-payment). The Portfolio would need to reinvest the pre-paid funds at the newer, lower interest rates.

         JUNK BOND RISK: The Portfolio may invest a portion of its assets in "junk bonds" or lower-rated securities rated BB or lower by S&P or an equivalent rating by any other NRSRO or unrated securities of similar quality. Therefore, credit risk is particularly significant for this Portfolio. Junk bonds have speculative elements or are predominantly speculative credit risks. This Portfolio may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructurings by highly leveraged issuers or in debt securities not current in the payment of interest or principal, or in default.

SMALL CAP AND MID-CAP COMPANY RISK: The Portfolio's investments in small-cap and mid-cap companies may be subject to more abrupt or erratic movements in price than are those of larger, more established companies because: the securities of such companies are less well-known, held primarily by insiders or institutional investors and may trade less frequently and in lower volume; such companies are more likely to experience greater or more unexpected changes in their earnings and growth prospects; such companies have limited financial resources or may depend on a few key employees; and the products of technologies of such companies may be at a relatively early stage of development or not fully tested.

LIQUIDITY RISK: Certain securities held by the Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like which may cause the Portfolio to lose money or be prevented from earning capital gains.

CONVERTIBLE SECURITIES RISK: Convertible securities generally enable the Portfolio to benefit from increases in the market price of the underlying common stock and provide higher yields than the underlying common stocks, but generally offer lower yields than nonconvertible securities of similar quality. Like bonds, the value of convertible securities fluctuates both in relation to changes in interest rates and changes in the value of the underlying common stock.

DERIVATIVES RISK: The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

FOREIGN SECURITIES RISKS: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; expropriation or nationalization; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

SECURITIES LENDING RISK: This Portfolio may make secured loans of its portfolio securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total returns for each of the last nine calendar years. The table below shows the Portfolio's average annual total returns for the past one and five years and since inception. The table also compares the Portfolio's performance to the returns of an index of funds with similar investment objectives, the returns of a blend of fixed income and equity securities indices and the returns of a broad-based equity securities market index. The bar chart and table below includes the performance of the predecessor (registered investment company) to this Portfolio, which was managed by the Adviser The bar chart and table below includes the performance of the predecessor (registered investment company) to this Portfolio, which was managed by the Adviser using the same investment strategy as the Portfolio. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance is not an indication of future performance. In addition, holders of Contracts representing interests in the Portfolio will be subject to charges and expenses relating to such insurance contracts. The performance results presented below do not reflect any insurance related expenses and if reflected the results would be reduced. For these purposes, the Portfolio is considered to be the successor entity to the predecessor (registered investment company) whose inception date is October 2, 1989.

                       CALENDAR YEAR ANNUAL TOTAL RETURN*

        1990   1991   1992   1993   1994   1995   1996   1997   1998

        10.4%  48.7%  4.7%   15.0%  -3.4%  26.1%  12.4%  16.6%  18.8%

Best quarter (% and time period)             Worst quarter (% and time period)
18.10% (1998 4th Quarter)                    -10.66% (1990 3rd Quarter)

--------------------------------------------------------------------------------
                             AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  ONE YEAR      FIVE YEARS     SINCE INCEPTION

ALLIANCE GROWTH INVESTORS         18.83%        13.36%         15.81%
PORTFOLIO - CLASS IB SHARES

LIPPER FLEXIBLE PORTFOLIO
AVERAGE**                         14.20%        14.31%         12.55%

70% S&P 500 INDEX/30% LEHMAN
GOV'T CORP.**                     22.85%        19.96%         15.55%

S&P 500 INDEX**                   28.58%        24.06%         17.62%
--------------------------------------------------------------------------------

* For periods prior to the inception of Class IB Shares (October 1, 1996), performance information shown is the performance of Class IA shares adjusted to reflect the 12b-1 fees paid by Class IB shares. The average annual total return for Class IB since its actual inception date was 17.94%. Index return for the comparable period (which dates from month-end of the Class IB inception date) was 25.17%.

** For more information on this index, see the preceding section "The
Benchmarks."


WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT, L.P. ("Alliance"), 1345 Avenue of the Americas, New York, New York 10105. Alliance has been the Adviser to the Portfolios since it commenced operations. Alliance, a publicly traded limited partnership, is indirectly majority-owned by Equitable. Alliance manages investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

ROBERT G. HEISTERBERG has been responsible for the day-to-day management of the Portfolio since February 12, 1996. Mr. Heisterberg, a Senior Vice President of Alliance and Global Economic Policy Analysis, has been associated with Alliance since 1977.

                           DOMESTIC EQUITY PORTFOLIOS

ALLIANCE COMMON STOCK PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of its capital and increase income.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in common stocks and other equity-type securities (such as preferred stocks or convertible debt) that the Adviser believes will share in the growth of the nation's economy over a long period.

Most of the time, the Portfolio will invest primarily in common stocks that are listed on national securities exchanges. Smaller amounts will be invested in stocks that are traded over-the-counter and in other equity-type securities. Current income is an incidental consideration. The Portfolio generally will not invest more than 20% of its total assets in foreign securities.

The Portfolio may also make use of various other investment strategies, including making secured loans of up to 50% of its total assets. The Portfolio may also use derivatives, including: writing covered call and put options, buying call and put options on individual common stocks and other equity-type securities, securities indexes, and foreign currencies. The Portfolio may also purchase and sell stock index and foreign currency futures contracts and options thereon.

When market or financial conditions warrant or it appears that the Portfolio's investment objective will not be achieved by purchasing equity securities, the Portfolio may invest a portion of its assets in debt securities, including nonparticipating and nonconvertible preferred stocks, investment-grade debt securities and junk bonds, e.g., rated BB or lower by S&P or Ba or lower by Moody's. The Portfolio also may make temporary investments in high-quality U.S. dollar-denominated money market instruments. Such investment strategies could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

DERIVATIVES RISK: The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

FOREIGN SECURITIES RISKS: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; expropriation or nationalization; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

CONVERTIBLE SECURITIES RISK: Convertible securities generally enable the Portfolio to benefit from increases in the market price of the underlying common stock and provide higher yields than the underlying common stocks, but generally offer lower yields than nonconvertible securities of similar quality. Like bonds, the value of convertible securities fluctuates both in relation to changes in interest rates and changes in the value of the underlying common stock.

SMALL-CAP AND MID-CAP COMPANY RISK: The Portfolio's investments in small-cap and mid-cap companies may be subject to more abrupt or erratic movements in price than are those of larger, more established companies because: the securities of such companies are less well-known, held primarily by insiders or institutional investors and may trade less frequently and in lower volume; such companies are more likely to experience greater or more unexpected changes in their earnings and growth prospects; such companies have limited financial resources or may depend on a few key employees; and the products of technologies of such companies may be at a relatively early stage of development or not fully tested.

FIXED INCOME RISKS: To the extent that a substantial amount of the Portfolio's assets are invested in fixed income securities, that portion of the Portfolio's performance will be affected by changes in interest rates, the credit risk of the issuer, the duration or maturity of the Portfolio's fixed income holdings, and adverse market or economic conditions. When interest rates rise, the value of the Portfolio's fixed income securities, particularly those with longer durations or maturities, will go down. When interest rates fall, the reverse is true. In addition, to the extent that the Portfolio invests in investment-grade securities which are rated BBB by S&P or an equivalent rating by any other nationally recognized statistical rating organization, it will be exposed to greater risk than if it invested in higher-rated obligations because BBB-rated securities are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative.

JUNK BOND RISK: The Portfolio may invest a portion of its assets in "junk bonds" or lower-rated securities rated BB or lower by S&P or an equivalent rating by any other NRSRO or unrated securities of similar quality. Junk bonds have speculative elements or are predominantly speculative credit risks, therefore, credit risk is particularly significant for this Portfolio. This Portfolio may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructurings by highly leveraged issuers or in debt securities not current in the payment of interest or principal, or in default.

LEVERAGING RISK. When a portfolio borrows money or otherwise leverages its portfolio, the value of an investment in that Portfolio will be more volatile and all other risk will tend to be compounded. All of the Portfolios may take on leveraging risk by investing collateral from securities loans and by borrowing money to meet redemption requests.

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total returns for each of the last ten calendar years. The table below shows the Portfolio's average annual total returns for the past one, five and ten years. The table also compares the Portfolio's performance to the returns of an index of funds with similar investment objectives and the returns of a broad-based equity securities market index. The bar chart and table below includes the performance of the predecessor (registered investment company) to this Portfolio, which was managed by the Adviser using the same investment strategy as the Portfolio. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance is not an indication of future performance. In addition, holders of Contracts representing interests in the Portfolio will be subject to charges and expenses relating to such insurance contracts. The performance results presented below do not reflect any insurance related expenses and if reflected the results would be reduced.

For these purposes, the Portfolio is considered to be the successor entity to the predecessor (registered investment company) whose inception date is June 16, 1975.

                       CALENDAR YEAR ANNUAL TOTAL RETURN

     1989   1990   1991   1992   1993   1994   1995   1996   1997   1998

     25.3%  -8.4%  37.6%  3.0%   24.6%  -2.4%  32.2%  24.0%  29.1%  29.1%

Best quarter (% and time period)             Worst quarter (% and time period)
28.36% (1998 4th Quarter)                    -20.28% (1990 3rd Quarter)

--------------------------------------------------------------------------------
                             AVERAGE ANNUAL TOTAL RETURNS*

                                    ONE YEAR         FIVE YEARS        TEN YEARS

ALLIANCE COMMON STOCK RETURN        29.06%           21.67%            18.38%
PORTFOLIO - CLASS IB SHARES

LIPPER GROWTH EQUITY MUTUAL FUNDS
AVERAGE**                           22.86%           18.63%            16.72%

S&P 500 INDEX**                     28.58%           24.06%            19.21%
--------------------------------------------------------------------------------

* For periods prior to the inception of Class IB Shares (October 1, 1998), performance information shown is the performance of Class IA shares adjusted to reflect the 12b-1 fees paid by Class IB shares. The average annual total return for Class IB since its actual inception date was 30.09%. Index return for the comparable period (which dates from month-end of the Class IB inception date) was 31.69%.

** For more information on this index, see the preceding section "The
Benchmarks."

WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT, L.P. ("Alliance"), 1345 Avenue of the Americas, New York, New York 10105. Alliance has been the Adviser to the Portfolios since it commenced operations. Alliance, a publicly traded limited partnership, is indirectly majority-owned by Equitable. Alliance manages investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

TYLER J. SMITH has been responsible for the day-to-day management of the Portfolio since 1977. Mr. Smith, a Senior Vice President of Alliance, has been associated with Alliance since 1970.

ALLIANCE EQUITY INDEX PORTFOLIO

INVESTMENT OBJECTIVE: Seeks a total return before expenses that approximates the total return performance of the S&P 500 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.

THE INVESTMENT STRATEGY

The Adviser will not utilize customary economic, financial or market analyses or other traditional investment techniques in managing the Portfolio. Rather, the Adviser will use proprietary modeling techniques to construct a portfolio that it believes will, in the aggregate, approximate the performance results of the S&P 500 Index. The Adviser will first select from the largest capitalization securities in the S&P 500 on a capitalization-weighted basis. Generally, the largest capitalization securities reasonably track the S&P 500 because the S&P 500 is significantly influenced by a small number of securities. However, in the Adviser's view, selecting securities on the basis of their capitalization alone would distort the Portfolio's industry diversification, and therefore economic events could potentially have a dramatically different impact on the performance of the Portfolio from that of the S&P 500. Recognizing this fact, the modeling techniques also consider industry diversification when selecting investments for the Portfolio. The Adviser also seeks to diversify the Portfolio's assets with respect to market capitalization. As a result, the Portfolio will include securities of smaller and medium-sized capitalization companies in the S&P 500. The Portfolio may invest in foreign securities to the extent such securities are included in the S&P 500 Index.

Cash may be accumulated in the Portfolio until it reaches approximately 1% of the value of the Portfolio at which time such cash will be invested in common stocks as described above. Accumulation of cash increases tracking error. The Portfolio will, however, remain substantially fully invested in common stocks even when common stock prices are generally falling. Also, adverse performance of a stock will ordinarily not result in its elimination from the Portfolio.

In order to reduce brokerage costs, maintain liquidity to meet shareholder redemptions or minimize tracking error when the Portfolio holds cash, the Portfolio may from time to time buy and hold futures contracts on the S&P 500 Index and options on such futures contracts. The contract value of futures contracts purchased by the Portfolio plus the contract value of futures contracts underlying call options purchased by the Portfolio will not exceed 20% of the Portfolio's total assets. The Portfolio may seek to increase income by lending its portfolio securities with a value of up to 50% of its total assets to brokers-dealers.

THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

INDEX-FUND RISK: The Portfolio is not actively managed and invests in securities included in the index regardless of their investment merit. Therefore, the Portfolio cannot modify its investment strategies to respond to changes in the economy and may be particularly susceptible to a general decline in the U.S. or global stock market segment relating to the index. Although the Portfolio's modeling techniques are intended to produce performance that approximates that of the S&P 500 (before expenses), there can be no assurance that these techniques will reduce "tracking error" (i.e., the difference between the Portfolio's investment results (before expenses) and the S&P 500's). Tracking error may arise as a result of brokerage costs, fees and operating expenses and a lack of correlation between the Portfolio's investments and the S&P 500.

DERIVATIVES RISK: The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

LEVERAGING RISK. When a portfolio borrows money or otherwise leverages its portfolio, the value of an investment in that Portfolio will be more volatile and all other risk will tend to be compounded. All of the Portfolios may take on leveraging risk by investing collateral from securities loans and by borrowing money to meet redemption requests.

FOREIGN SECURITIES RISKS: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; expropriation or nationalization; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total returns for each of the last four calendar years. The table below shows the Portfolio's average annual total returns for the past year and since inception. The table also compares the Portfolio's performance to the returns of an index of funds with similar investment objectives and the returns of a broad-based equity securities market index. The bar chart and table below includes the performance of the predecessor (registered investment company) to this Portfolio, which was managed by the Adviser using the same investment strategy as the Portfolio. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance is not an indication of future performance. In addition, holders of variable insurance contracts representing interests in the Portfolio will be subject to charges and expenses relating to such insurance contracts. The performance results presented below do not reflect any insurance related expenses and if reflected the results would be reduced. For these purposes, the Portfolio is considered to be the successor entity to the predecessor (registered investment company) whose inception date is March 1, 1994.

                       CALENDAR YEAR ANNUAL TOTAL RETURN

                          1995   1996   1997   1998

                          36.2%  22.1%  32.3%  27.7%

Best quarter (% and time period)             Worst quarter (% and time period)
21.07% (1998 4th Quarter)                    10.03% (1998 3rd Quarter)

--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS*

                                            ONE YEAR          SINCE INCEPTION

ALLIANCE EQUITY INDEX
PORTFOLIO - CLASS IB SHARES                   27.74%                24.07%

LIPPER S&P 500 INDEX FUNDS
AVERAGE**                                     28.05%                24.31%

S&P 500 INDEX**                               28.58%                24.79%
--------------------------------------------------------------------------------

* For periods prior to the inception of Class IB Shares (May 2, 1997), performance information shown is the performance of Class IA shares adjusted to reflect the 12b-1 fees paid by Class IB shares. The average annual total return for Class IB since its actual inception date was 30.61%. Index return for the comparable period (which dates from month-end of the Class IB inception date) was 31.38%.

** For more information on this index, see the preceding section "The
Benchmarks."

WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT, L.P. ("Alliance"), 1345 Avenue of the Americas, New York, New York 10105. Alliance has been the Adviser to the Portfolios since it commenced operations. Alliance, a publicly traded limited partnership, is indirectly majority-owned by Equitable. Alliance manages other investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

JUDITH A. DEVIVO has been responsible for the day-to-day management of the portfolio since its inception. Ms. DeVivo, a Vice President of Alliance, has been associated with Alliance since 1970.

ALLIANCE GROWTH AND INCOME PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to provide a high total return through a combination of current income and capital appreciation by investing primarily in income-producing common stocks and securities convertible into common stocks.

THE INVESTMENT STRATEGY

The Portfolio seeks to maintain a portfolio yield above that of issuers comprising the S&P 500 and to achieve (in the long run) a rate of growth in Portfolio income that exceeds the rate of inflation. The Portfolio will generally invest in common stocks of "blue chip" issuers, i.e., those:

o   that have a total market capitalization of at least $1 billion;
o   that pay periodic dividends; and
o whose common stock is in the highest four issuer ratings for S&P (i.e., A+, A, Ab or B+) or Moody's (i.e., high grade, investment grade, upper medium grade or medium grade) or, if unrated, is determined to be of comparable quality by the Adviser.

It is expected that on average the dividend rate of these issuers will exceed the average rate of issuers constituting the S&P 500.

The Portfolio may also invest without limit in securities convertible into common stocks, which include convertible bonds, convertible preferred stocks and convertible warrants. The Portfolio may also invest up to 30% of its total assets in high yield, high risk convertible securities rated at the time of purchase below investment grade (i.e., rated BB or lower by S&P or Ba or lower by Moody's or determined by the Adviser to be of comparable quality).

The Portfolio does not expect to invest more than 25% of its total assets in foreign securities, although it may do so without limit. It may enter into foreign currency futures contracts (and related options), forward foreign currency exchange contracts and options on currencies for hedging purposes.

The Portfolio may also write covered call and put options on securities and securities indexes for hedging purposes or to enhance its return and may purchase call and put options on securities and securities indexes for hedging purposes. The Portfolio may also purchase and sell securities index futures contracts and may write and purchase options thereon for hedging purposes.

When market or financial conditions warrant, the Portfolio may invest in certain money market instruments for temporary or defensive purposes. Such investment strategies could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

CONVERTIBLE SECURITIES RISK: Convertible securities generally enable the Portfolio to benefit from increases in the market price of the underlying common stock and provide higher yields than the underlying common stocks, but generally offer lower yields than nonconvertible securities of similar quality. Like bonds, the value of convertible securities fluctuates both in relation to changes in interest rates and changes in the value of the underlying common stock.

DERIVATIVES RISK: The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

FIXED INCOME RISKS: To the extent that a substantial amount of the Portfolio's assets are invested in fixed income securities, that portion of the Portfolio's performance will be affected by changes in interest rates, the credit risk of the issuer, the duration or maturity of the Portfolio's fixed income holdings, and adverse market or economic conditions. When interest rates rise, the value of the Portfolio's fixed income securities, particularly those with longer durations or maturities, will go down. When interest rates fall, the reverse is true. In addition, to the extent that the Portfolio invests in investment-grade securities which are rated BBB by S&P or an equivalent rating by any other nationally recognized statistical rating organization, it will be exposed to greater risk than if it invested in higher-rated obligations because BBB-rated securities are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative.

JUNK BOND RISK: The Portfolio may invest a portion of its assets in "junk bonds" or lower-rated securities rated BB or lower by S&P or an equivalent rating by any other NRSRO or unrated securities of similar quality. Therefore, credit risk is particularly significant for this Portfolio. Junk bonds have speculative elements or are predominantly speculative credit risks. This Portfolio may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructurings by highly leveraged issuers or in debt securities not current in the payment of interest or principal, or in default.

FOREIGN SECURITIES RISKS: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; expropriation or nationalization; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

LEVERAGING RISK: When a portfolio is borrowing money or otherwise leveraging its portfolio, the value of an investment in that Portfolio will be more volatile and all other risk will tend to be compounded.

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total returns for each of the last five calendar years. The table below shows the Portfolio's average annual total returns for the past one and five years and since inception. The table also compares the Portfolio's performance to the returns of an index of funds with similar investment objectives, the returns of a blend of convertible and equity securities indices and the returns of a broad-based equity securities market index. The bar chart and table below includes the performance of the predecessor (registered investment company) to this Portfolio, which was managed by the Adviser using the same investment strategy as the Portfolio. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance is not an indication of future performance. In addition, holders of Contracts representing interests in the Portfolio will be subject to charges and expenses relating to such insurance contracts. The performance results presented below do not reflect any insurance related expenses and if reflected the results would be reduced. For these purposes, the Portfolio is considered to be the successor entity to the predecessor (registered investment company) whose inception date is October 1, 1993.

                       CALENDAR YEAR ANNUAL TOTAL RETURN*

                        1994   1995   1996   1997   1998

                        -0.8%  23.8%  19.8%  26.6%  20.6%

Best quarter (% and time period)             Worst quarter (% and time period)
26.22% (1998 4th Quarter)                    -15.09% (1998 3rd Quarter)

--------------------------------------------------------------------------------
                             AVERAGE ANNUAL TOTAL RETURNS*

                                  ONE YEAR       FIVE YEARS     SINCE INCEPTION

ALLIANCE GROWTH & INCOME          20.56%         17.57%         16.56%
PORTFOLIO - CLASS IB SHARES

LIPPER GROWTH AND INCOME FUNDS
AVERAGE*                          15.61%         18.35%         17.89%

75% S&P 500 INDEX/25% VALUE
LINE CONVERTIBLE**                20.10%         21.07%         20.48%

S&P 500 INDEX**                   28.58%         24.06%         23.32%
--------------------------------------------------------------------------------

* For periods prior to the inception of Class IB Shares (May 2, 1997), performance information shown is the performance of Class IA shares adjusted to reflect the 12b-1 fees paid by Class IB shares. The average annual total return for Class IB since its actual inception date was 26.25%. Index return for the comparable period (which dates from month-end of the Class IB inception date) was 25.94%.

** For more information on this index, see the preceding section "The
Benchmarks."

WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT, L.P. ("Alliance"), 1345 Avenue of the Americas, New York, New York 10105. Alliance has been the Adviser to the Portfolios since it commenced operations. Alliance, a publicly traded limited partnership, is indirectly majority-owned by Equitable. Alliance manages other investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

PAUL RISSMAN AND W. THEODORE KUCK have been the persons responsible for the day-to-day management of the Portfolio, Mr. Rissman since 1996 and Mr. Kuck since the Portfolio's inception. Mr. Rissman, a Senior Vice President of Alliance, has been associated with Alliance since 1989. Mr. Kuck, a Vice President of Alliance, has been associated with Alliance since 1971.

AGGRESSIVE EQUITY PORTFOLIOS

ALLIANCE AGGRESSIVE STOCK PORTFOLIO

INVESTMENT OBJECTIVE:  Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in common stocks and other equity securities of small and medium-sized companies that, in the opinion of the Adviser, have favorable growth prospects. The Portfolio may also invest in securities of companies in cyclical industries, companies whose securities are temporarily undervalued, companies in special situations and less widely known companies.

The Portfolio may also invest up to 20% of its total assets in foreign securities and may also make use of various other investment strategies, including investments in debt securities and making secured loans of up to 50% of its total portfolio securities. The Portfolio may also use derivatives, including: writing covered call options and purchasing call and put options on individual equity securities, securities indexes and foreign currencies. The Portfolio may also purchase and sell stock index and foreign currency futures contracts and options thereon.

When market or financial conditions warrant, or it appears that the Portfolio's investment objective will not be achieved primarily through investments in common stocks, the Portfolio may invest in other equity-type securities (such as preferred stocks and convertible debt instruments) and protective options. The Portfolio may also make temporary investments in corporate fixed income securities, which will generally be investment grade, or invest part its assets in cash or cash equivalents, including high-quality money market instruments for liquidity or defensive purposes . Such investments could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

GROWTH INVESTING RISK: As noted above, this Portfolio uses a growth oriented approach to stock selection. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Adviser, regardless of movements in the securities market.

SMALL-CAP AND MID-CAP COMPANY RISK: The Portfolio's investments in small-cap and mid-cap companies may be subject to more abrupt or erratic movements in price than are those of larger, more established companies because: the securities of such companies are less well-known, held primarily by insiders or institutional investors and may trade less frequently and in lower volume; such companies are more likely to experience greater or more unexpected changes in their earnings and growth prospects; such companies have limited financial resources or may depend on a few key employees; and the products of technologies of such companies may be at a relatively early stage of development or not fully tested.

LIQUIDITY RISK: Certain securities held by the Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like which may cause the Portfolio to lose money or be prevented from earning capital gains.

DERIVATIVES RISK: The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

FOREIGN SECURITIES RISKS: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; expropriation or nationalization; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

LEVERAGING RISK. When a portfolio is borrowing money or otherwise leveraging its portfolio, the value of an investment in that Portfolio will be more volatile and all other risk will tend to be compounded.

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total returns for each of the last ten calendar years. The table below shows the Portfolio's average annual total returns for the past one, five and ten years. The table also compares the Portfolio's performance to the returns of an index of funds with similar investment objectives, the returns of a blend of two securities indices and the returns of a broad-based equity securities market index. The bar chart and table below includes the performance of the predecessor (registered investment company) to this Portfolio, which was managed by the Adviser using the same investment strategy as the Portfolio. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance is not an indication of future performance. In addition, holders of Contracts representing interests in the Portfolio will be subject to charges and expenses relating to such insurance contracts. The performance results presented below do not reflect any insurance related expenses and if reflected the results would be reduced. For these purposes, the Portfolio is considered to be the successor entity to the predecessor (registered investment company) whose inception date is January 27, 1986.

                       CALENDAR YEAR ANNUAL TOTAL RETURN*

     1989   1990   1991   1992   1993   1994   1995   1996   1997   1998

     43.2%  7.9%   86.6%  -3.4%  16.5%  -4.1%  31.4%  22.1%  10.7%  0.1%

Best quarter (% and time period)             Worst quarter (% and time period)
40.04% (1991 1st Quarter)                    -27.25% (1998 3rd Quarter)

--------------------------------------------------------------------------------
                             AVERAGE ANNUAL TOTAL RETURNS*

                                  ONE YEAR           FIVE YEARS        TEN YEARS

ALLIANCE AGGRESSIVE STOCK         0.10%              11.25%            18.65%
PORTFOLIO - CLASS IB SHARES

LIPPER MIDCAP GROWTH FUNDS
AVERAGE*                          12.16%             14.87%            15.44%

50% S&P 400 MIDCAP INDEX/50%
RUSSELL 2000**                    8.28%              15.56%            16.49%

S&P 400 MIDCAP INDEX**            19.11%             18.84%            19.29%
--------------------------------------------------------------------------------

* For periods prior to the inception of Class IB Shares (October 1, 1996), performance information shown is the performance of Class IA shares adjusted to reflect the 12b-1 fees paid by Class IB shares. The average annual total return for Class IB since its actual inception date was 5.70%. Index return for the comparable period (which dates from month-end of the Class IB inception date) was 18.11%.

** For more information on this index, see the preceding section "The
Benchmarks."

WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT, L.P. ("Alliance"), 1345 Avenue of the Americas, New York, New York 10105. Alliance has been the Adviser to the Portfolios since it commenced operations.

Alliance, a publicly traded limited partnership, is indirectly majority-owned by Equitable. Alliance manages other investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

ALDEN M. STEWART AND RANDALL E. HAASE have been the persons principally responsible for the day-to-day management of the Portfolio since 1993. Mr. Stewart, an Executive Vice President of Alliance, has been associated with Alliance since 1970. Mr. Haase, a Senior Vice President of Alliance, has been associated with Alliance since 1988.

ALLIANCE SMALL CAP GROWTH PORTFOLIO

INVESTMENT OBJECTIVE:  Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in U.S. common stocks and other equity-type securities issued by smaller companies with favorable growth prospects. The Portfolio may at times invest in companies in cyclical industries, companies whose securities are temporarily undervalued, companies in special situations and less widely known companies.

Under normal market conditions, the Portfolio intends to invest at least 65% of its total assets in securities of smaller capitalization companies (currently considered by the Adviser to mean companies with market capitalization at or below $2 billion).

The Portfolio may invest in foreign securities and may also make use of various other investment strategies, including making secured loans of up to 50% of its total portfolio securities. The Portfolio may also use derivatives including: writing covered call options and purchasing call and put options on individual equity securities, securities indexes and foreign currencies. The Portfolio may also purchase and sell stock index and foreign currency futures contracts and options thereon.

The Portfolio will invest up to 20% of its net asset value, measured at the time of investment, in securities principally traded on foreign securities markets (other than commercial paper).

When market or financial conditions warrant, the Portfolio may invest in other equity-type securities (such as preferred stocks and convertible debt instruments) and investment-grade corporate fixed income securities. For temporary or defensive purposes, the Portfolio may invest without limitation in cash or cash equivalents or high-quality money market instruments. Such investments could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

GROWTH INVESTING RISK: As noted above, this Portfolio uses a growth oriented approach to stock selection. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Adviser, regardless of movements in the securities market.

SMALL-CAP AND MID-CAP COMPANY RISK: The Portfolio's investments in small-cap and mid-cap companies may be subject to more abrupt or erratic movements in price than are those of larger, more established companies because: the securities of such companies are less well-known, held primarily by insiders or institutional investors and may trade less frequently and in lower volume; such companies are more likely to experience greater or more unexpected changes in their earnings and growth prospects; such companies have limited financial resources or may depend on a few key employees; and the products of technologies of such companies may be at a relatively early stage of development or not fully tested.

LIQUIDITY RISK: Certain securities held by the Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like which may cause the Portfolio to lose money or be prevented from earning capital gains.

DERIVATIVES RISK: The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

FOREIGN SECURITIES RISKS: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; expropriation or nationalization; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

LEVERAGING RISK: When a portfolio is borrows money or otherwise leverages its portfolio, the value of an investment in that Portfolio will be more volatile and all other risk will tend to be compounded. All of the Portfolios may take on leveraging risk by investing collateral from securities loans and by borrowing money to meet redemption requests.

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total returns for 1998, the Portfolio's first year of existence. The table below shows the Portfolio's average annual total returns for one year and since inception. The table also compares the Portfolio's performance to the returns of an index of funds with similar investment objectives and the returns of a broad-based equity securities market index. The bar chart and table below includes the performance of the predecessor (registered investment company) to this Portfolio, which was managed by the Adviser using the same investment strategy as the Portfolio. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance is not an indication of future performance. In addition, holders of Contracts representing interests in the Portfolio will be subject to charges and expenses relating to such insurance contracts. The performance results presented below do not reflect any insurance related expenses and if reflected the results would be reduced. For these purposes, the Portfolio is considered to be the successor entity to the predecessor (registered investment company) whose inception date is May 1, 1997.

                       CALENDAR YEAR ANNUAL TOTAL RETURN

                                      1998

                                     -4.4%

Best quarter (% and time period)              Worst quarter (% and time period)
22.92 (1998 4th Quarter)                      -28.13% (1998 3rd Quarter)

--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS

                                            ONE YEAR           SINCE INCEPTION
ALLIANCE SMALL CAP GROWTH                     -4.44%                 12.06%
PORTFOLIO - CLASS IB SHARES

LIPPER SMALL COMPANY GROWTH
FUNDS AVERAGE*                                -0.33%                 16.72%

RUSSELL 2000 GROWTH INDEX*                    1.23%                  16.58%
--------------------------------------------------------------------------------
* For more information on this index, see the preceding section "The Benchmarks." Index returns are from the end of the month of inception.

WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT, L.P. ("Alliance"), 1345 Avenue of the Americas, New York, New York 10105. Alliance has been the Adviser to the Portfolios since it commenced operations. Alliance, a publicly traded limited partnership, is indirectly majority-owned by Equitable. Alliance manages other investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

MARK J. CUNNEEN has been responsible for the day-to-day management of Portfolio since January 1999. Mr. Cunneen, a Senior Vice President of Alliance, has been associated with Alliance since January 1999. Prior to joining Alliance, Mr. Cunneen had been associated with INVESCO since May 1998, and before that with Chancellor LGT Asset Management, Inc. ("Chancellor") since 1992. Mr. Cunneen had been the head of Chancellor's Small Cap Equity Group since 1997.

                         GLOBAL/INTERNATIONAL PORTFOLIOS

ALLIANCE GLOBAL PORTFOLIO

INVESTMENT OBJECTIVE:  Seeks long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in a diversified mix of established foreign companies and equity securities of U.S. These equity securities are selected principally to permit participation in established U.S. non-U.S. companies that the Adviser believes have prospects for growth. The Portfolio intends to make investments in several countries and to have represented in the Portfolio business activities in not less than three different countries (including the United States).

Sidebar: These non-U.S. companies may have operations in the United States, in their country of incorporation or in other countries.

The Portfolio may invest in any type of security including, but not limited to, common and preferred stock, as well as shares of mutual funds that invest in foreign securities, bonds and other evidences of indebtedness, and other securities of issuers wherever organized and governments and their political subdivisions. Although no particular proportion of stocks, bonds or other securities is required to be maintained, the Portfolio intends under normal conditions to invest in equity securities.

The Portfolio may also make use of various other investment strategies, including making secured loans of up to 50% of its total assets. The Portfolio may also use derivatives including: writing covered call and put options, purchasing call and put options on individual equity securities, securities indexes, and foreign currencies. The Portfolio may also purchase and sell stock index, foreign currency and interest rate futures contracts and options on such contracts, as well as forward foreign currency exchange contracts

When market or financial conditions warrant, the Portfolio may at times invest substantially all of its assets in securities issued by U.S. companies or in cash or cash equivalents, including money market instruments issued by foreign entities for temporary or defensive purposes. Such investment strategies could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

FOREIGN SECURITIES RISKS: Investing in foreign securities involves risks not associated with investing in U.S. securities that can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in a foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; expropriation or nationalization; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions. Other specific risks of investing in foreign securities include:

         EMERGING MARKET RISK: There are greater risks involved in investing in emerging markets countries and/or their securities markets, such as less diverse and less mature economic structures, less stable political systems, more restrictive foreign investment policies, smaller-sized securities markets and low trading volumes. Such risks can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines.

         EURO RISK: The Portfolio invests in securities issued by European issuers that that may be adversely impacted by the introduction of the "Euro" as a common currency in 11 European Monetary Union member states. The Euro may result in various legal and accounting differences, tax treatments, the creation and implementation of suitable clearing and settlement systems and other operational problems, that may cause market disruptions that could adversely affect investments quoted in the Euro.

         REGULATORY RISK: In general, foreign companies are also not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies, which could adversely affect their value.

LIQUIDITY RISK: Certain securities held by the Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like which may cause the Portfolio to lose money or be prevented from earning capital gains.

DERIVATIVES RISK: The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

LEVERAGING RISK. When a portfolio is borrowing money or otherwise leveraging its portfolio, the value of an investment in that Portfolio will be more volatile and all other risk will tend to be compounded.

FIXED INCOME RISKS: To the extent that a substantial amount of the Portfolio's assets are invested in fixed income securities, that portion of the Portfolio's performance will be affected by changes in interest rates, the credit risk of the issuer, the duration or maturity of the Portfolio's fixed income holdings, and adverse market or economic conditions. When interest rates rise, the value of the Portfolio's fixed income securities, particularly those with longer durations or maturities, will go down. When interest rates fall, the reverse is true. In addition, to the extent that the Portfolio invests in investment-grade securities which are rated BBB by S&P or an equivalent rating by any other nationally recognized statistical rating organization, it will be exposed to greater risk than if it invested in higher-rated obligations because BBB-rated securities are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative.

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total returns for each of the last ten calendar years. The table below shows the Portfolio's average annual total returns for the past one, five and ten years. The table also compares the Portfolio's performance to the returns of an index of funds with similar investment objectives and the returns of a broad-based equity securities market index. The bar chart and table below includes the performance of the predecessor (registered investment company) to this Portfolio, which was managed by the Adviser using the same investment strategy as the Portfolio. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance is not an indication of future performance. In addition, holders of Contracts representing interests in the Portfolio will be subject to charges and expenses relating to such insurance contracts. The performance results presented below do not reflect any insurance related expenses and if reflected the results would be reduced. For these purposes, the Portfolio is considered to be the successor entity to the predecessor (registered investment company) whose inception date is August 27, 1987.

                       CALENDAR YEAR ANNUAL TOTAL RETURN*

     1989   1990   1991   1992   1993   1994   1995   1996   1997   1998

     26.5%  -6.3%  30.2%  -0.7%  31.9%  5.0%   18.6%  14.4%  11.4%  21.5%

Best quarter (% and time period)             Worst quarter (% and time period)
26.53% (1998 4th Quarter)                    -17.05% (1998 3rd Quarter)

--------------------------------------------------------------------------------
                             AVERAGE ANNUAL TOTAL RETURNS*

                                  ONE YEAR           FIVE YEARS        TEN YEARS

ALLIANCE GLOBAL PORTFOLIO -       21.50%             14.01%            14.55%
CLASS IB SHARES

LIPPER GLOBAL MUTUAL FUNDS
AVERAGE**                         14.34%             11.98%            11.21%

MSCI WORLD INDEX**                24.34%             15.68%            10.66%
--------------------------------------------------------------------------------

* For periods prior to the inception of Class IB Shares (October 1, 1996), performance information shown is the performance of Class IA shares adjusted to reflect the 12b-1 fees paid by Class IB shares. The average annual total return for Class IB since its actual inception date was 16.89%. Index return for the comparable period (which dates from month-end of the Class IB inception date) was 20.40%. **For more information on this index, see the preceding section "The Benchmarks."

WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT, L.P. ("Alliance"), 1345 Avenue of the Americas, New York, New York 10105. Alliance has been the Adviser to the Portfolios since it commenced operations. Alliance, a publicly traded limited partnership, is indirectly majority-owned by Equitable. Alliance manages other investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

SANDRA L. YEAGER has been responsible for the day-to-day management of the Portfolio's investment program since 1998. Ms. Yeager, a Senior Vice President of Alliance Capital Management L.P. ("Alliance"), has been associated with Alliance since 1990.

ALLIANCE INTERNATIONAL PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities selected principally to permit participation in non-U.S. companies with prospects for growth.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in a diversified portfolio of equity securities selected principally to permit participation in non-U.S. companies or foreign governmental enterprises that the Adviser believes have prospects for growth. The Portfolio may invest anywhere in the world (including developing countries or "emerging markets"), although it will not generally invest in the United States. The Portfolio may purchase securities of developing countries, which include, among others, Mexico, Brazil, Hong Kong, India, Poland, Turkey and South Africa.

SIDEBAR: These non-U.S. companies may have operations in the United States, in their country of incorporation and/or in other countries.

The Portfolio intends to have represented in the Portfolio business activities in not less than three different countries.

The Portfolio may also invest in any type of investment grade, fixed income security including, but not limited to, preferred stock, convertible securities, bonds, notes and other evidences of indebtedness of foreign issuers, including obligations of foreign governments. Although no particular proportion of stocks, bonds or other securities is required to be maintained, the Portfolio intends under normal market conditions to invest primarily in equity securities.

The Portfolio may also make use of various other investment strategies, including the purchase and sale of shares of other mutual funds investing in foreign securities, investments in debt securities and making loans of up to 50% of its portfolio securities. The Portfolio may also use derivatives, including: writing covered call and put options, purchasing purchase call and put options on individual equity securities, securities indexes, and foreign currencies. The Portfolio may also purchase and sell stock index, foreign currency and interest rate futures contracts and options on such contracts, as well as forward foreign currency exchange contracts.

For temporary or defensive purposes, when market or financial conditions warrant, the Portfolio may at times invest substantially all of its assets in securities issued by a single major developed country (e.g., the United States) or in cash or cash equivalents, including money market instruments issued by that country. In addition, the Portfolio may establish and maintain temporary cash balances in U.S. and foreign short-term high-grade money market instruments for defensive purposes or to take advantage of buying opportunities. Such investments could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

FOREIGN SECURITIES RISKS: Investing in foreign securities involves risks not associated with investing in U.S. securities that can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in a foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; expropriation or nationalization; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions. Other specific risks of investing in foreign securities include:

         EMERGING MARKET RISK: There are greater risks involved in investing in emerging markets countries and/or their securities markets, such as less diverse and less mature economic structures, less stable political systems, more restrictive foreign investment policies, smaller-sized securities markets and low trading volumes. Such risks can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines.

         EURO RISK: The Portfolio invests in securities issued by European issuers that that may be adversely impacted by the introduction of the "Euro" as a common currency in 11 European Monetary Union member states. The Euro may result in various legal and accounting differences, tax treatments, the creation and implementation of suitable clearing and settlement systems and other operational problems, that may cause market disruptions that could adversely affect investments quoted in the Euro.

         REGULATORY RISK: In general, foreign companies are also not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies, which could adversely affect their value.

LIQUIDITY RISK: Certain securities held by the Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like which may cause the Portfolio to lose money or be prevented from earning capital gains.

GROWTH INVESTING RISK: As noted above, this Portfolio uses a growth oriented approach to stock selection. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Adviser, regardless of movements in the securities market.

DERIVATIVES RISK: The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

FIXED INCOME RISKS: To the extent that a substantial amount of the Portfolio's assets are invested in fixed income securities, that portion of the Portfolio's performance will be affected by changes in interest rates, the credit risk of the issuer, the duration or maturity of the Portfolio's fixed income holdings, and adverse market or economic conditions. When interest rates rise, the value of the Portfolio's fixed income securities, particularly those with longer durations or maturities, will go down. When interest rates fall, the reverse is true. In addition, to the extent that the Portfolio invests in investment-grade securities which are rated BBB by S&P or an equivalent rating by any other nationally recognized statistical rating organization, it will be exposed to greater risk than if it invested in higher-rated obligations because BBB-rated securities are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative.

LEVERAGING RISK. When a portfolio is borrowing money or otherwise leveraging its portfolio, the value of an investment in that Portfolio will be more volatile and all other risk will tend to be compounded.

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total returns for each of the last three calendar years. The table below shows the Portfolio's average annual total returns for the past year and since inception. The table also compares the Portfolio's performance to the returns of an index of funds with similar investment objectives and the returns of a broad-based equity securities market index. The bar chart and table below includes the performance of the predecessor (registered investment company) to this Portfolio, which was managed by the Adviser using the same investment strategy as the Portfolio. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance is not an indication of future performance. In addition, holders of Contracts representing interests in the Portfolio will be subject to charges and expenses relating to such insurance contracts. The performance results presented below do not reflect any insurance related expenses and if reflected the results would be reduced. For these purposes, the Portfolio is considered to be the successor entity to the predecessor (registered investment company) whose inception date is April 3, 1995.

                       CALENDAR YEAR ANNUAL TOTAL RETURN*

                               1996   1997   1998
                               9.6    -3.2%  10.3%

Best quarter (% and time period)             Worst quarter (% and time period)
16.49% (1998 4th Quarter)                    -15.74% (1998 3rd Quarter)

--------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS*

                                    ONE YEAR                SINCE INCEPTION

ALLIANCE INTERNATIONAL PORTFOLIO    10.30%                  7.22%
- CLASS IB SHARES

LIPPER INTERNATIONAL MUTUAL FUNDS
AVERAGE**                           13.02%                  10.74%

MSCI EAFE INDEX**                   20.00%                  9.68%
--------------------------------------------------------------------------------

** For periods prior to the inception of Class IB Shares (May 1, 1997), performance information shown is the performance of Class IA shares adjusted to reflect the 12b-1 fees paid by Class IB shares. The average annual total return for Class IB since its actual inception date was 4.42%. Index return for the comparable period (which dates from month-end of the Class IB inception date) was 13.77%.

** For more information on this index, see the preceding section "The
Benchmarks."

WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT, L.P. ("Alliance"), 1345 Avenue of the Americas, New York, New York 10105. Alliance has been the Adviser to the Portfolios since it commenced operations. Alliance, a publicly traded limited partnership, is indirectly majority-owned by Equitable. Alliance manages other investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

SANDRA L. YEAGER has been responsible for the day-to-day management of the Portfolio since January 1999. Ms. Yeager, a Senior Vice President of Alliance Capital Management L.P. ("Alliance"), has been associated with Alliance since 1990.

                       MORE INFORMATION ON PRINCIPAL RISKS

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you - and the more you can lose. Like other investment companies, the value of each Portfolio's shares may be affected by the Portfolio's investment objective(s), principal investment strategies and particular risk factors. Consequently, each Portfolio may be subject to different principal risks. Some of the principal risks of investing in the Portfolios are discussed below. However, other factors may also affect each Portfolio's net asset value.

There is no guarantee that a Portfolio will achieve its investment objective(s) or that it will not lose principal value.

GENERAL INVESTMENT RISKS:  Each Portfolio is subject to the following risks:

         ASSET CLASS RISK: There is the possibility that the returns from the types of securities in which a Portfolio invests will underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

         MARKET RISK: Each Portfolio's share price moves up and down over the short term in reaction to stock or bond market movements. This means that you could lose money over short periods, and perhaps over longer periods during extended market downturns.

         SECURITY SELECTION RISK: The Advisers for each Portfolio rely on the insights of different specialists in making investment decisions based on each Portfolio's particular investment objective(s) and investment strategies. There is the possibility that the specific securities held by a Portfolio will underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of the Adviser's choice of portfolio securities.

         YEAR 2000 RISK: Like other mutual funds, financial and business organizations and individuals around the world, the Trust and its Portfolios could be adversely affected if the computer systems used by the Advisers, other service providers, or persons with whom they deal, do not properly process and calculate date-related information and data dated on and after January 1, 2000. This possibility is commonly known as the "Year 2000 Problem." Virtually all operations of the Trust and its Portfolios are computer reliant. The Manager, Advisers, administrator, transfer agent, distributors and custodian have informed the Trust that they are actively taking steps to address the Year 2000 Problem with regard to their respective computer systems and the interfaces between their respective computer systems. The Trust is also taking measures to obtain assurances from necessary persons that comparable steps are being taken by the key service providers to the Trust's Advisers, administrator, transfer agent, distributors, and custodian. There can be no assurance that the Trust and the Portfolios' key service providers will be Year 2000 compliant. If not adequately addressed, the Year 2000 Problem could result in the inability of the Trust to perform its mission critical functions, including trading and settling trades of Portfolio securities, pricing of portfolio securities and processing shareholder transactions, and the net asset value of its Portfolios' shares may be materially affected.

         In addition, because the Year 2000 Problem affects virtually all issuers, the companies or entities in which the Portfolios may invest also could be adversely impacted by the Year 2000 Problem. For example, issuers may incur substantial costs to address the Year 2000 problem. The extent of such impact cannot be predicted and there can be no assurances that the Year 2000 Problem will not have an adverse effect on the issuers whose securities are held by the Portfolios. The Advisers have assured the Trust that they consider such issues in making investment decisions for the Portfolios. Furthermore, certain of the Portfolios make international investments thereby exposing these Portfolios to operations, custody and settlement processes outside the United States. In many countries outside the United States the Year 2000 Problem has not been adequately addressed and concerns have been raised that capital flight, among other issues, may be triggered by full disclosure of the Year 2000 Problem on countries outside the United States. Additional information on the impact of the Year 2000 Problem on emerging market countries is provided in this section, under "FOREIGN SECURITIES RISKS--EMERGING MARKET RISK."

As indicated in "Summary Information Concerning EQ Advisors Trust" and "About the Investment Portfolios," a particular Portfolio may also be subject to the following risks:

CONVERTIBLE SECURITIES RISK: Convertible securities may include both convertible debt and convertible preferred stock. Such securities may be converted into shares of the underlying common stock at either a stated price or stated rate. Therefore, convertible securities generally enable you to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stocks, but generally offer lower yields than nonconvertible securities of similar quality. Like bonds, the value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. Subsequent to purchase by a Portfolio, convertible securities may cease to be rated or a rating may be reduced below the minimum required for purchase by that Portfolio. Each Adviser will consider such event in its determination of whether a Portfolio should continue to hold the securities.

DERIVATIVES RISK: Derivatives are financial contracts whose value depends on, or is derived from the value of an underlying asset, reference rate or index. Derivatives include stock options, securities index options, currency options, forward currency exchange contracts, futures contracts, swaps and options on futures contracts. Certain Portfolios can use derivatives involving U.S. Government and foreign government securities and currencies. Investments in derivatives can significantly increase your exposure to market risk, or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

FIXED INCOME RISKS: To the extent that any of the Portfolios invests a substantial amount of its assets in fixed income securities, it may be subject to the following risks:

         CREDIT RISK: Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to a Portfolio's transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. Each of the Portfolios may be subject to credit risk to the extent that it invests in debt securities or engages in transactions, such as securities loans or repurchase agreements, which involve a promise by a third party to honor an obligation to the Portfolio.

         Credit risk is particularly significant for Portfolios, such as the Alliance Growth Investors Portfolio and the Alliance High Yield Portfolio, that invest a material portion of their assets in "JUNK BONDS" or lower-rated securities (i.e., rated BB or lower by S&P or an equivalent rating by any other NRSRO or unrated securities of similar quality). These debt securities and similar unrated securities have speculative elements or are predominantly speculative credit risks. Portfolios such as the Alliance Growth Investors Portfolio and the Alliance High Yield Portfolio may also be subject to greater credit risk because they may invest in debt securities issued in connection with corporate restructurings by highly leveraged issuers or in debt securities not current in the payment of interest or principal, or in default.

         INTEREST RATE RISK: The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of a Portfolio investing a significant portion of its assets in bonds or fixed income securities will vary in response to changes in interest rates. A rise in interest rates causes the value of a bond to decrease, and vice versa. There is the possibility that the value of a Portfolio's investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on Portfolios holding a significant portion of their assets in fixed income securities with long term maturities.

         MORTGAGE-BACKED SECURITIES RISK: In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to interest rate changes. When interest rates drop, not only can the value of fixed income securities drop, but the yield can drop, particularly where the yield on the fixed income securities is tied to changes in interest rates, such as adjustable mortgages. Also when interest rates drop, the holdings of mortgage-backed securities by a Portfolio can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than anticipated since the funds prepaid will have to be reinvested at the then lower prevailing rates. This is known as prepayment risk. When interest rates rise, the holdings of mortgage-backed securities by a Portfolio can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated. This is known as extension risk.

         INVESTMENT-GRADE SECURITIES RISK: Debt securities are rated by national bond ratings agencies. Securities rated BBB by S&P or Baa by Moody's are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics and may be speculative.

         JUNK BONDS OR LOWER RATED SECURITIES RISK: Bonds rated below investment grade by S&P and Moody's are speculative in nature, may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than higher rated fixed-income securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. These bonds are considered "below investment grade." The retail secondary market for these "junk bonds" may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Portfolio's net asset value.

FOREIGN SECURITIES RISKS: A Portfolio's investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities and can affect a Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The specific risks of investing in foreign securities, among others, include:

         CURRENCY RISK: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a Portfolio's investment in securities denominated in a foreign currency or may widen existing losses.

         EMERGING MARKET RISK: There are greater risks involved in investing in emerging markets countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, a Portfolio investing in emerging markets countries may be required to establish special custody or other arrangements before investing.

         The YEAR 2000 PROBLEM may also be especially acute in emerging market countries. Many emerging market countries are currently lagging behind more developed countries in their Year 2000 preparedness because they lack the financial resources to undertake the necessary remedial actions. A lack of Year 2000 preparedness may adversely affect the health, security and economic well-being of emerging market countries and could, obviously, adversely affect the value of a Portfolio's investments in emerging market countries. More information on the Year 2000 Problem is provided in this section, under "GENERAL INVESTMENT RISKS--YEAR 2000 RISK."

         EURO RISK: Certain of the Portfolios invests in securities issued by European issuers. On January 1, 1999, 11 of the 15 member states of the European Monetary Union ("EMU") introduced the "Euro" as a common currency. During a three-year transitional period, the Euro will coexist with each participating state's currency and, on July 1, 2002, the Euro is expected to become the sole currency of the participating states. The introduction of the Euro will result in the redenomination of European debt and equity securities over a period of time, which may result in various legal and accounting differences and/or tax treatments that otherwise would not likely occur. During this period, the creation and implementation of suitable clearing and settlement systems and other operational problems may cause market disruptions that could adversely affect investments quoted in the Euro.

         The consequences of the Euro conversion for foreign exchange rates, interest rates and the value of European securities eligible for purchase by the Portfolios are presently unclear and it is not possible to predict the eventual impact of the Euro implementation plan on the Portfolios. There are a number of significant risks associated with EMU. Monetary and economic union on this scale has never been attempted before. There is a significant degree of uncertainty as to whether participating countries will remain committed to EMU in the face of changing economic conditions. The conversion may adversely affect a Portfolio if the Euro does not take effect as planned or if a participating state withdraws from the EMU. Such actions may adversely affect the value and/or increase the volatility of securities held by the Portfolios.

         POLITICAL/ECONOMIC RISK: Changes in economic and tax policies, expropriation or nationalization; government instability, war or other political or economic actions or factors may have an adverse effect on a Portfolio's foreign investments.

         REGULATORY RISK: Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

         TRANSACTION COSTS RISK: The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

GROWTH INVESTING RISK: Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Advisers using this approach generally seek out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such Advisers also prefer companies with a competitive advantage such as unique management, marketing or research and development. Growth investing is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Advisers, regardless of movements in the securities market.

INDEX-FUND RISK: The Alliance Equity Index Portfolio is not actively managed (which involves buying and selling of securities based upon economic, financial and market analysis and investment judgment). Rather, the Portfolio utilizes a "passive" or "indexing" investment approach and attempts to duplicate the investment performance of the particular index the Portfolio is tracking (i.e., S&P 500 Index), through statistical procedures. Therefore, the Portfolio will invest in securities included in the relevant index or substantially identical securities regardless of market trends. The Portfolio cannot modify its investment strategies to respond to changes in the economy, which means it may be particularly susceptible to a general decline in the U.S. or global stock market segment relating to the relevant index.

LEVERAGING RISK: When a Portfolio is borrowing money or otherwise leveraging its portfolio, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. All of the Portfolios may take on leveraging risk by investing in collateral from securities loans and by borrowing money to meet redemption requests.

LIQUIDITY RISK: Certain securities held by a Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like. A Portfolio may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that a Portfolio may lose money or be prevented from earning capital gains if it can not sell a security at the time and price that is most beneficial to the Portfolio. Portfolios that invest in privately-placed securities, derivatives, high-yield bonds, mortgage-backed securities or foreign or emerging markets securities, which have all experienced periods of illiquidity, are subject to liquidity risks. A particular Portfolio may be more susceptible to some of these risks than others, as noted in the description of each Portfolio.

MONEY MARKET RISK: While money market funds are designed to be relatively low risk investments, they are not entirely free of risk. Despite the short maturities and high credit quality of the Alliance Money Market Portfolio's investments, increases in interest rates and deteriorations in the credit quality of the instruments the Portfolio has purchased may reduce the Portfolio's yield. In addition, the Portfolio is still subject to the risk that the value of an investment may be eroded over time by inflation.

SECURITIES LENDING RISK: For purposes of realizing additional income, each Portfolio may lend securities with a value of up to 50% of its total assets to broker-dealers approved by the Board of Trustees. In addition, the Alliance High Yield and Alliance Intermediate Government Securities Portfolios may each make secured loans of its portfolio securities without restriction. Any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the security loaned. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

PORTFOLIO TURNOVER RISK: Consistent with their investment policies, the Portfolios also will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause a Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders.

SMALL-CAP AND MID-CAP COMPANY RISK: A Portfolio's investments in small-cap and mid-cap companies may involve greater risks than investments in larger, more established issuers. Smaller companies may have narrower product lines, more limited financial resources and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well-known, held primarily by insiders or institutional investors and trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than are those of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more frequently than the stocks of larger companies. Although investing in small-cap and mid-cap companies offers potential for above-average returns, the companies may not succeed and the value of their stock could decline significantly.

VALUE INVESTING RISK: Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisers using this approach generally select stocks at prices, in their view, that are temporarily low relative to the company's earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stocks' intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

The Trust's Portfolios are not insured by the FDIC or any other government agency. Each Portfolio is not a deposit or other obligation of any financial institution or bank and is not guaranteed. Each Portfolio is subject to investment risks and possible loss of principal invested.

                             MANAGEMENT OF THE TRUST

This section gives you information on the Trust, the Manager and the Advisers for the Portfolios. More detailed information concerning each of the Advisers and portfolio managers is included in the description for each Portfolio in the section "About The Investment Portfolios."

THE TRUST

The Trust is organized as a Delaware business trust and is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. The Trust issues shares of beneficial interest that are currently divided among thirty-nine (39) Portfolios, each of which has authorized Class IA and Class IB shares. Each Portfolio has its own objectives, investment strategies and risks, which have been previously described in this prospectus.

THE MANAGER

EQ Financial Consultants, Inc. ("Manager"), 1290 Avenue of the Americas, New York, New York 10104, serves as the Manager of the Trust, subject to the supervision and direction of the Board of Trustees. The Manager has overall responsibility for the general management and administration of the Trust.

In the exercise of that responsibility, the Manager, without obtaining shareholder approval but subject to the review and approval by the Board of Trustees, may: (i) select the Advisers for the Portfolios; (ii) enter into and materially modify existing investment advisory agreements; and (iii) terminate and replace the Advisers. The Manager also monitors each Adviser's investment program and results, reviews brokerage matters, oversees compliance by the Trust with various federal and state statutes, and carries out the directives of the Board of Trustees. The Manager also supervises the provision of services by third parties such as the Trust's custodian and administrator.

The Manager is an investment adviser registered under the 1940 Act and a broker-dealer registered under the Securities Exchange Act of 1934, as amended. The Manager is a wholly-owned subsidiary of Equitable. During 1999, the Manager plans to change its name to AXA Advisors, Inc.

The Portfolios will commence operations ______________, 1999. The table below shows the annual rate of the management fees (as a percentage of each Portfolio's average daily net assets) that the Manager is entitled to receive in 1999 for managing each of these Portfolios.

                         ANNUAL RATE OF MANAGEMENT FEES

---------------------------------------------------------------------------
PORTFOLIOS                                                ANNUAL RATE
---------------------------------------------------------------------------
Alliance Money Market Portfolio                              ____%
---------------------------------------------------------------------------
Alliance Intermediate Government Securities                  ____%
Portfolio
---------------------------------------------------------------------------
Alliance Quality Bond Portfolio                              ____%
---------------------------------------------------------------------------
Alliance High Yield Portfolio                                ____%
---------------------------------------------------------------------------
Alliance Balanced Portfolio                                  ____%
---------------------------------------------------------------------------
Alliance Conservative Investors Portfolio                    ____%
---------------------------------------------------------------------------
Alliance Growth Investors Portfolio                          ____%
---------------------------------------------------------------------------
Alliance Common Stock Portfolio                              ____%
---------------------------------------------------------------------------
Alliance Equity Index Portfolio                              ____%
---------------------------------------------------------------------------
Alliance Growth And Income Portfolio                         ____%
---------------------------------------------------------------------------
Alliance Aggressive Stock Portfolio                          ____%
---------------------------------------------------------------------------
Alliance Small Cap Growth Portfolio                          ____%
---------------------------------------------------------------------------
Alliance Global Portfolio                                    ____%
---------------------------------------------------------------------------
Alliance International Portfolio                             ____%
---------------------------------------------------------------------------

EXPENSE LIMITATION AGREEMENT

In the interest of limiting expenses of each Portfolio, the Manager has entered into an expense limitation agreement with the Trust with respect to each Portfolio ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of each Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following rates:

                       MANAGEMENT EXPENSE LIMITATION FEES

--------------------------------------------------------------------------------
PORTFOLIOS                                            AMOUNT EXPENSES LIMITED TO
                                                       (% of daily net assets)
--------------------------------------------------------------------------------
Alliance Money Market Portfolio                                 ____%
--------------------------------------------------------------------------------
Alliance Intermediate Government Securities Portfolio           ____%
--------------------------------------------------------------------------------
Alliance Quality Bond Portfolio                                 ____%
--------------------------------------------------------------------------------
Alliance High Yield Portfolio                                   ____%
--------------------------------------------------------------------------------
Alliance Balanced Portfolio                                     ____%
--------------------------------------------------------------------------------
Alliance Conservative Investors Portfolio                       ____%
--------------------------------------------------------------------------------
Alliance Growth Investors Portfolio                             ____%
--------------------------------------------------------------------------------
Alliance Common Stock Portfolio                                 ____%
--------------------------------------------------------------------------------
Alliance Equity Index Portfolio                                 ____%
--------------------------------------------------------------------------------
Alliance Growth And Income Portfolio                            ____%
--------------------------------------------------------------------------------
Alliance Aggressive Stock Portfolio                             ____%
--------------------------------------------------------------------------------
Alliance Small Cap Growth Portfolio                             ____%
--------------------------------------------------------------------------------
Alliance Global Portfolio                                       ____%
--------------------------------------------------------------------------------
Alliance International Portfolio                                ____%
--------------------------------------------------------------------------------

Each Portfolio may at a later date reimburse to the Manager the management fees waived or limited and other expenses assumed and paid by the Manager pursuant to the Expense Limitation Agreement provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits stated above. Consequently, no reimbursement by a Portfolio will be made unless:
(i) the Portfolio's assets exceed $100 million; (ii) the Portfolio's total annual expense ratio is less than the respective percentages stated above; and
(iii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis.

THE ADVISERS

Each Portfolio has an Adviser that furnishes an investment program for the Portfolio pursuant to an investment advisory agreement with the Manager. Each Adviser makes investment decisions on behalf of the Portfolio, places all orders for the purchase and sale of investments for the Portfolio's account with brokers or dealers selected by such Adviser and may perform certain limited related administrative functions in connection therewith.

The Manager has received an exemptive order from the SEC that permits the Manager, subject to certain conditions, including board approval, and without the approval of shareholders to: (a) employ a new Adviser or Advisers for any Portfolio pursuant to the terms of a new Advisory Agreement, in each case either as a replacement for an existing Adviser or as an additional Adviser; (b) change the terms of any Advisory Agreement; and (c) continue the employment of an existing Adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the Adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the Adviser that normally is provided in the Prospectus.

The Manager pays each Adviser a fee based on the Portfolio's average daily net assets. No Portfolio is responsible for the fees paid on its behalf to the relevant Adviser.

THE ADMINISTRATOR

Pursuant to an agreement, Chase Global Funds Services Company ("Administrator") assists the Manager in the performance of its administrative responsibilities to the Trust and provides the Trust with other necessary administrative, fund accounting and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such services to the Trust. For these services, the Trust pays the Administrator a monthly fee at the annual rate of .0525 of 1% of the total Trust assets, plus $25,000 for each Portfolio, until the total Trust assets reach $2.0 billion, and when the total Trust assets exceed $2.0 billion: .0425 of 1% of the next $0.5 billion of the total Trust assets; .035 of 1% of the next $2.0 billion of the total Trust assets; .025 of 1% of the next $1.0 billion of the total Trust assets; .015 of 1% of the next $2.5 billion of the total Trust assets; .01 of 1% of the total Trust assets in excess of $8.0 billion; provided, however, that the annual fee payable to Chase with respect to any Portfolio which commenced operations after July 1, 1997 and whose assets do not exceed $200 million shall be computed at the annual rate of .0525% of 1% of the Portfolio's total assets plus $25,000.

THE TRANSFER AGENT

Equitable serves as the transfer agent and dividend disbursing agent of the Trust and receives no compensation for serving in such capacity.

BROKERAGE PRACTICES

In selecting brokers and dealers, the Manager and each Adviser may consider research and brokerage services furnished to either company and their affiliates. Subject to seeking the most favorable net price and execution available, the Manager and each Adviser may also consider sales of shares of the Trust as a factor in the selection of brokers and dealers.

BROKERAGE TRANSACTIONS WITH AFFILIATES

To the extent permitted by law, the Trust may engage in securities and other transactions with entities that may be affiliated with the Manager or the Advisers. The 1940 Act generally prohibits the Trust from engaging in principal securities transactions with an affiliate of the Manager or Advisers unless pursuant to an exemptive order from the SEC. For these purposes, however, the Trust has considered this issue and believes that a broker-dealer affiliate of an Adviser to one Portfolio should not be treated as an affiliate of the Adviser to another Portfolio for which such Adviser does not provide investment advice. The Trust has adopted procedures that are reasonably designed to provide that any commission it pays to affiliates of the Manager or Advisers does not exceed the usual and customary broker's commission. The Trust has also adopted procedures permitting it to purchase securities, under certain restrictions prescribed by a rule under the 1940 Act, in a public offering in which an affiliate of the Manager or Advisers is an underwriter.

FUND DISTRIBUTION ARRANGEMENTS

The Trust offers two classes of shares on behalf of each Portfolio: Class IA shares and Class IB shares. The Manager, serves as one of the distributors for the Class IB shares of the Trust offered by this Prospectus as well as one of the distributors for the Class IA shares. Equitable Distributors, Inc. serves as the other distributor for the Class IB shares of the Trust as well as the Class IA shares. Both classes of shares are offered and redeemed at their net asset value without any sales load.

The Trust has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act for the Trust's Class IB shares. Under the Class IB Distribution Plan the Class IB shares of the Trust pay each of the distributors an annual fee to compensate them for promoting, selling and servicing shares of the Portfolios. The annual fees equal 0.25% of each Portfolio's average daily net assets. Over time, the fees will increase your cost of investing and may cost you more than other types of charges.

PURCHASE AND REDEMPTION

The price at which a purchase or redemption is effected is based on the next calculation of net asset value after an order is placed by an insurance company or qualified retirement plan investing in or redeeming from the Trust.

Net asset value per share is calculated for purchases and redemption of shares of each Portfolio by dividing the value of total Portfolio assets, less liabilities (including Trust expenses and class related expenses, which are accrued daily), by the total number of outstanding shares of that Portfolio. The net asset value per share of each Portfolio is determined each business day at 4:00 p.m. Eastern time. Net asset value per share is not calculated on days on which the New York Stock Exchange ("NYSE")is closed for trading.

All shares are purchased and redeemed in accordance with the Trust's Amended and Restated Declaration of Trust and By-Laws. Sales and redemptions of shares of the same class by the same shareholder on the same day will be netted for each Portfolio. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tenders.

The Trust may suspend redemption, if permitted by the 1940 Act, for any period during which NYSE is closed or during which trading is restricted by the SEC or the SEC declares that an emergency exists. Redemption may also be suspended during other periods permitted by the SEC for the protection of the Trust's shareholders. If the Board of Trustees determines that it would be detrimental to the best interest of the Trust's remaining shareholders to make payment in cash, the Trust may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

HOW ASSETS ARE VALUED

Values are determined according to accepted practices and all laws and regulations that apply. The assets of each Portfolio are generally valued as follows:

o Stocks and debt securities which mature in more than 60 days are valued on the basis of market quotations.

o Foreign securities not traded directly, or in American Depository Receipt or similar form, in the United States are valued at representative quoted prices in the currency in the country of origin. Foreign currency amounts are translated into U.S. dollars at the bid price last quoted by a composite list of major U.S. banks. Because foreign markets may be open at different times than the NYSE, the value of a Portfolio's share may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the Portfolios foreign investments occur between the close of foreign markets and the close of regular trading on the NYSE, these investments may be valued at their fair value.

o Short-term debt securities in the Portfolios other than the Alliance Money Market Portfolio which mature in 60 days or less are valued at amortized cost, which approximates market value. Securities held in the Alliance Money Market Portfolio are valued at prices based on equivalent yields or yield spreads

o Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued in good faith by the Valuation Committee of the Board of Trustees of the Trust using its best judgment.

TAX INFORMATION

Each Portfolio of the Trust is a separate regulated investment company for federal income tax purposes. Regulated investment companies are usually not taxed at the entity (Portfolio) level. They pass through their income and gains to their shareholders by paying dividends. Their shareholders include this income on their respective tax returns. A Portfolio will be treated as a regulated investment company if it meets specified federal income tax rules, including types of investments, limits on investments, calculation of income, and dividend payment requirements. Although the Trust intends that it and each Portfolio will be operated to have no federal tax liability, if they have any federal tax liability, that could hurt the investment performance of the Portfolio in question. Also, any Portfolio investing in foreign securities or holding foreign currencies could be subject to foreign taxes which could reduce the investment performance of the Portfolio.

It is important for each Portfolio to maintain its federal income tax regulated investment company status because the shareholders of the Portfolio that are insurance company separate accounts will then be able to use a favorable federal income tax investment diversification testing rule in figuring out whether the Contracts indirectly funded by the Portfolio meet tax qualification rules for variable insurance contracts. If a Portfolio fails to meet specified investment diversification requirements, owners of non-pension plan Contracts funded through the Trust could be taxed immediately on the accumulated investment earnings under their Contracts and could lose any benefit of tax deferral. The Administrator and the Manager therefore carefully monitor compliance with all of the regulated investment company rules and variable insurance contract investment diversification rules.

BACK COVER

If you wish to know more, you will find additional information about the Trust and its Portfolios in the following documents:

ANNUAL REPORTS

The Annual Report includes more information about the Trust's performance and is available upon request free of charge. The reports usually include performance information, a discussion of market conditions and the investment strategies that affected the Portfolios' performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, dated September 1, 1999, is incorporated into this Prospectus by reference and is available upon request free of charge by calling our toll free number at 1-888-555-5100.

You may visit the SEC's website at www.sec.gov to view the SAI and other information about the Trust.

You can also review and copy information about the Trust, including the SAI, at the SEC's Public Reference Room in Washington, D.C. You may have to pay a duplicating fee. To find out more about the Public Reference Room, call the SEC at 800-SEC-0330.


Investment Company Act File Number: 811-07953

                                EQ ADVISORS TRUST

                       STATEMENT OF ADDITIONAL INFORMATION


                               SEPTEMBER 1, 1999


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus for the EQ Advisors Trust ("Trust") dated SEPTEMBER 1, 1999, which may be obtained without charge by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104. Unless otherwise defined herein, capitalized terms have the meanings given to them in the Prospectus.


                                TABLE OF CONTENTS

TRUST HISTORY..............................................................  2

DESCRIPTION OF THE TRUST AND ITS INVESTMENTS AND RISKS.....................  2

TRUST POLICIES.............................................................  3

INVESTMENT STRATEGIES AND RISKS............................................  8

MANAGEMENT OF THE TRUST.................................................... 39

INVESTMENT MANAGEMENT AND OTHER SERVICES................................... 43

BROKERAGE ALLOCATION AND OTHER STRATEGIES.................................. 52

PURCHASE AND PRICING OF SHARES............................................. 56

REDEMPTION OF SHARES....................................................... 58

TAXATION................................................................... 58

PORTFOLIO PERFORMANCE...................................................... 59

OTHER SERVICES............................................................. 61

FINANCIAL STATEMENTS....................................................... 61




THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. EQ ADVISORS TRUST MAY NOT SELL THESE SECURITIES UNTIL THE REGISTATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

TRUST HISTORY

EQ Advisors Trust (the "Trust") is an open-end management investment company and is registered as such under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust is organized as a Delaware business trust and was formed on October 31, 1996 under the name "787 Trust." The Trust changed its name to "EQ Advisors Trust" effective November 25, 1996.

DESCRIPTION OF THE TRUST AND ITS INVESTMENTS AND RISKS


The Trust currently offers two classes of shares on behalf of EACH OF THE FOLLOWING PORTFOLIOS: THE ALLIANCE AGGRESSIVE STOCK PORTFOLIO, ALLIANCE BALANCED PORTFOLIO, ALLIANCE COMMON STOCK PORTFOLIO, ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO, ALLIANCE EQUITY INDEX PORTFOLIO, ALLIANCE GLOBAL PORTFOLIO, ALLIANCE GROWTH AND INCOME PORTFOLIO, ALLIANCE GROWTH INVESTORS PORTFOLIO, ALLIANCE HIGH YIELD PORTFOLIO, ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO, ALLIANCE INTERNATIONAL PORTFOLIO, ALLIANCE MONEY MARKET PORTFOLIO, ALLIANCE QUALITY BOND PORTFOLIO, AND ALLIANCE SMALL CAP GROWTH PORTFOLIO (COLLECTIVELY REFERRED TO HEREIN AS THE "ALLIANCE PORTFOLIOS"), T. Rowe Price International Stock Portfolio, T. Rowe Price Equity Income Portfolio, EQ/Putnam Growth & Income Value Portfolio, EQ/Putnam International Equity Portfolio, EQ/Putnam Investors Growth Portfolio, EQ/Putnam Balanced Portfolio, MFS Research Portfolio, MFS Emerging Growth Companies Portfolio, MFS Growth with Income Portfolio, Morgan Stanley Emerging Markets Equity Portfolio, Warburg Pincus Small Company Value Portfolio, Merrill Lynch World Strategy Portfolio, Merrill Lynch Basic Value Equity Portfolio, Lazard Large Cap Value Portfolio, Lazard Small Cap Value Portfolio, JPM Core Bond Portfolio, BT Small Company Index Portfolio, BT International Equity Index Portfolio, BT Equity 500 Index Portfolio, EQ/Evergreen Foundation Portfolio, EQ/Evergreen Portfolio, EQ/Alliance Premier Growth Portfolio, Capital Guardian Research Portfolio, Capital Guardian U.S. Equity Portfolio, and Capital Guardian International Portfolio (COLLECTIVELY, TOGETHER WITH THE ALLIANCE PORTFOLIOS, REFERRED TO HEREIN AS the "Portfolios"). Class IA shares are offered at net asset value and are not subject to distribution fees imposed pursuant to a distribution plan. Class IB shares are offered at net asset value and are subject to distribution fees imposed under a distribution plan ("Class IB Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act.


Both classes of shares are offered under the Trust's multi-class distribution system, which is designed to allow promotion of insurance products investing in the Trust through alternative distribution channels. Under the Trust's multi-class distribution system, shares of each class of a Portfolio represent an equal pro rata interest in that Portfolio and, generally, will have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that:
(a) each class shall have a different designation; (b) each class of shares shall bear its "Class Expenses;" (c) each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangements; (d) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (e) each class may have separate exchange privileges, although exchange privileges are not currently contemplated; and (f) each class may have different conversion features, although a conversion feature is not currently contemplated. Expenses currently designated as "Class Expenses" by the Trust's Board of Trustees under the plan pursuant to Rule 18f-3 are currently limited to payments made to the Distributors for the Class IB shares pursuant to the Class IB Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act.


THE TRUST'S SHARES ARE CURRENTLY SOLD TO: (I) INSURANCE COMPANY SEPARATE ACCOUNTS IN CONNECTION WITH VARIABLE LIFE INSURANCE CONTRACTS AND VARIABLE ANNUITY CERTIFICATES AND CONTRACTS (THE "CONTRACT" OR COLLECTIVELY, THE "CONTRACTS") ISSUED BY THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES ("EQUITABLE") AND EQUITABLE OF COLORADO, INC. ("EOC"); AS WELL AS INSURANCE

COMPANY SEPARATE ACCOUNTS OF: INTEGRITY LIFE INSURANCE COMPANY; AMERICAN FRANKLIN LIFE INSURANCE COMPANY; AND TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY, EACH OF WHICH IS UNAFFILIATED WITH EQUITABLE AND (II) TO THE EQUITABLE INVESTMENT PLAN FOR EMPLOYEES, MANAGERS AND AGENTS ("EQUITABLE PLAN").

THE TRUST DOES NOT CURRENTLY FORESEE ANY DISADVANTAGE TO POLICY OWNERS ARISING FROM OFFERING THE TRUST'S SHARES TO SEPARATE ACCOUNTS OF INSURANCE COMPANIES THAT ARE UNAFFILIATED WITH EACH OTHER. HOWEVER, IT IS THEORETICALLY POSSIBLE THAT THE INTERESTS OF OWNERS OF VARIOUS POLICIES PARTICIPATING IN THE TRUST THROUGH SEPARATE ACCOUNTS MIGHT AT SOME TIME BE IN CONFLICT. IN THE CASE OF A MATERIAL IRRECONCILABLE CONFLICT, ONE OR MORE SEPARATE ACCOUNTS MIGHT WITHDRAW THEIR INVESTMENTS IN THE TRUST, WHICH MIGHT FORCE THE TRUST TO SELL PORTFOLIO SECURITIES AT DISADVANTAGEOUS PRICES.

LEGAL CONSIDERATIONS

Under Delaware law, annual election of Trustees is not required, and, in the normal course, the Trust does not expect to hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Pursuant to the procedures set forth in Section 16(c) of the 1940 Act, shareholders of record of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee by a vote cast in person or by proxy at a meeting called for that purpose.

Except as set forth above, the Trustees will continue to hold office and may appoint successor Trustees. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Trustees can, if they choose to do so, elect all the Trustees of the Trust, in which event the holders of the remaining shares will be unable to elect any person as a Trustee. The Amended and Restated Declaration of Trust of the Trust requires the affirmative vote of a majority of the outstanding shares of the Trust.

The shares of each Portfolio, when issued, will be fully paid and non-assessable and will have no preference, preemptive, conversion, exchange or similar rights.

TRUST POLICIES

FUNDAMENTAL RESTRICTIONS


Each Portfolio has also adopted certain investment restrictions THAT are fundamental and may not be changed without approval by a "majority" vote of the Portfolio's shareholders. Such majority is defined in the 1940 Act as the lesser of: (i) 67% or more of the voting securities of such Portfolio present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of such Portfolio. Set forth below are each of the fundamental restrictions adopted by each of the Portfolios. Fundamental policies (5) and (6) below shall not apply to the Morgan Stanley Emerging Markets Equity Portfolio, the Merrill Lynch World Strategy Portfolio and the Lazard Small Cap Value Portfolio. Certain non-fundamental operating policies are also described in this section because of their direct relevance to the fundamental restrictions adopted by the Portfolios.


Each Portfolio, except as described directly above, may not as a matter of fundamental policy:

(1) Borrow money, except that:

                  a. each Portfolio may (i) borrow for non-leveraging, temporary or emergency purposes (except the Lazard

                             Large Cap Value Portfolio, which may also borrow for leveraging purposes) and (ii) engage in reverse repurchase agreements, make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the Portfolios' respective investment objective and program, provided that the combination of (i) and
                             (ii) shall not exceed 33 1/3% of the value of the Portfolios' respective total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law (except that the Merrill Lynch World Strategy Portfolio and the Merrill Lynch Basic Value Equity Portfolio may purchase securities on margin to the extent permitted by applicable law). Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. Each Portfolio may borrow from banks or other persons to the extent permitted by applicable law. In addition, the Lazard Large Cap Value Portfolio may borrow for leveraging purposes (in order to increase its investment in portfolio securities) to the extent that the amount so borrowed does not exceed 33 1/3% of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings);

                  b. as a matter of non-fundamental operating policy, no Portfolio, except the Lazard Large Cap Value Portfolio, will purchase additional securities when money borrowed exceeds 5% of its total assets;

                  c. the EQ/Putnam Growth & Income Value Portfolio, EQ/Putnam International Equity Portfolio, EQ/Putnam Investors Growth Portfolio, EQ/Putnam Balanced Portfolio, and Lazard Large Cap Value Portfolio each, as a matter of non-fundamental operating policy, may borrow only from banks (i) as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or (ii) for extraordinary or emergency purposes, provided that the combination of (i) and (ii) shall not exceed 10% of the applicable Portfolio's net assets (taken at lower of cost or current value), not including the amount borrowed, at the time the borrowing is made. Each Portfolio will repay borrowings made for the purposes specified above before any additional investments are purchased;

                  d. the Merrill Lynch World Strategy Portfolio, as a matter of fundamental policy, and the Merrill Lynch Basic Value Equity Portfolio, as a matter of non-fundamental operating policy, may, to the extent permitted by applicable law, borrow up to an additional 5% of their respective total assets for temporary purposes;

                  e. the Lazard Small Cap Value Portfolio, as a matter of non-fundamental operating policy, may borrow only from banks (i) as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or
                             (ii) for extraordinary or emergency purposes, provided that the combination of (i) and (ii) shall not exceed 15% of the Portfolio's net assets, not including the amount borrowed, at the time the borrowing is made. The Lazard Small Cap Value Portfolio will repay borrowings before any additional investments are purchased;

                  f. the Warburg Pincus Small Company Value Portfolio and JPM Core Bond Portfolio, each as a matter of non-fundamental operating policy, may borrow only from banks for extraordinary or emergency purposes, provided such amount shall not exceed 30% of the respective Portfolio's total assets, not including the amount borrowed, at the time the borrowing is made;

                  g. EQ/Evergreen Portfolio and EQ/Evergreen Foundation Portfolio, each as a matter of non-fundamental policy, may, in addition to the amount specified above, also borrow up to an additional 5% of its total assets from banks or other lenders;

                  h. the MFS Growth with Income Portfolio, as a matter of non-fundamental policy, may borrow up to 10% of its total assets (taken at cost), or its net assets (taken at market value), whichever is less, but only as a temporary measure for extraordinary or emergency purposes;

                  i. the EQ/Alliance Premier Growth Portfolio, Capital Guardian Research Portfolio, Capital Guardian U.S. Equity Portfolio and Capital Guardian International Portfolio, as a matter of non-fundamental operating policy, may only borrow for temporary or emergency purposes, provided such amount shall not exceed 5% of the Portfolio's total assets at the time the borrowing is made;

                   j. THE ALLIANCE PORTFOLIOS, AS A MATTER OF NON-FUNDAMENTAL OPERATING POLICY, MAY BORROW MONEY ONLY FROM BANKS: (I) FOR TEMPORARY PURPOSES; (II) TO PLEDGE ASSETS TO BANKS IN ORDER TO TRANSFER FUNDS FOR VARIOUS PURPOSES AS REQUIRED WITHOUT INTERFERING WITH THE ORDERLY LIQUIDATION OF SECURITIES IN A PORTFOLIO (BUT NOT FOR LEVERAGING PURPOSES); (III) TO MAKE MARGIN PAYMENTS OR PLEDGES IN CONNECTION WITH OPTIONS, FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS, FORWARD CONTRACTS OR OPTIONS ON FOREIGN CURRENCIES; OR (IV) WITH RESPECT TO ALLIANCE QUALITY BOND PORTFOLIO, TO TRANSACTIONS IN INTEREST RATE SWAPS, CAPS AND FLOORS.

(2) Purchase or sell physical commodities, except that it may (i) enter into futures contracts and options thereon in accordance with applicable law and (ii) purchase or sell physical commodities if acquired as a result of ownership of securities or other instruments. No Portfolio will consider stock index futures contracts, currency contracts, hybrid investments, swaps or other similar instruments to be commodities;

(3) Purchase the securities of any issuer if, as a result, more than 25% of the value of the Portfolio's total assets would be invested in the securities of issuers having their principal business activities in the same industry.
THIS RESTRICTION DOES NOT APPLY TO INVESTMENTS BY THE ALLIANCE MONEY MARKET PORTFOLIO IN CERTIFICATES OF DEPOSIT OR SECURITIES ISSUED AND GUARANTEED BY DOMESTIC BANKS. IN ADDITION, THE United States, state or local governments, or related agencies or instrumentalities are not considered an industry. Industries are determined by reference to the classifications of industries set forth in each Portfolio's semi-annual and annual reports;

(4) Make loans, except that:

                  a. THIS RESTRICTION SHALL NOT APPLY TO THE ALLIANCE HIGH YIELD PORTFOLIO AND ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO AND EACH MAY MAKE SECURED LOANS, INCLUDING LENDING CASH OR PORTFOLIO SECURITIES WITHOUT LIMITATION.

                  b. EACH OTHER Portfolio may: (i) lend portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% (50% IN THE CASE OF EACH OF THE OTHER ALLIANCE PORTFOLIOS) of the value of the Portfolio's total assets; (ii) purchase money market securities and enter into repurchase agreements; and (iii) acquire publicly-distributed or privately-placed debt securities and purchase debt securities. Each Portfolio will consider the acquisition of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months. For purposes of this restriction, each Portfolio will treat purchases of loan participations and other direct indebtedness, including investments in mortgages, as not subject to this limitation;

                   c. the EQ/Putnam Growth & Income Value Portfolio and EQ/Putnam International Equity Portfolio, as a matter of non-fundamental operating policy, may purchase debt obligations consistent with the respective investment objectives and policies of each of those Portfolios: (i) by entering into repurchase agreements with respect to not more than 25% of the

                             Portfolios' respective total assets (taken at current value) or (ii) through the lending of the Portfolios' portfolio securities with respect to not more than 25% of the Portfolios' respective total assets (taken at current value);

                   d. the MFS Emerging Growth Companies Portfolio, BT Small Company Index Portfolio, BT International Equity Index Portfolio, and BT Equity 500 Index Portfolio, as a matter of non-fundamental operating policy, may each lend its portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 30% of such Portfolio's total assets (taken at market value); and

                   e. the Warburg Pincus Small Company Value Portfolio, the Merrill Lynch World Strategy Portfolio, and the Merrill Lynch Basic Value Equity Portfolio, as a matter of non-fundamental policy, may each lend its portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 20% of such Portfolio's total assets (taken at market value);

                   f. the Lazard Large Cap Value Portfolio and the Lazard Small Cap Value Portfolio, as a matter of non-fundamental policy, may each lend its portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 10% of such Portfolio's total assets (taken at market value);

                   g. MFS Growth with Income Portfolio, as a matter of non-fundamental operating policy, may lend its portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 25% of its net assets (taken at market value);

                   h. the EQ/Alliance Premier Growth Portfolio, as a matter of non-fundamental policy, may not make loans except through the purchase of debt obligations in accordance with its investment objectives, BUT MAY LEND ITS PORTFOLIO SECURITIES TO THE EXTENT PERMITTED IN (4)(B) ABOVE;

                   i. the Capital Guardian Research Portfolio, Capital Guardian U.S. Equity Portfolio and Capital Guardian International Portfolio, as a matter of NON-fundamental policy, will not make loans, BUT EACH MAY LEND ITS PORTFOLIO SECURITIES TO THE EXTENT PERMITTED IN (4)(B) ABOVE;

                   j. THE ALLIANCE PORTFOLIOS, AS A MATTER OF NON-FUNDAMENTAL POLICY, WILL ALSO TREAT THIS RESTRICTION AS NOT PREVENTING ANY SUCH PORTFOLIO FROM PURCHASING DEBT OBLIGATIONS AS CONSISTENT WITH ITS INVESTMENT POLICIES, GOVERNMENT OBLIGATIONS, SHORT-TERM COMMERCIAL PAPER, OR PUBLICLY-TRADED DEBT, INCLUDING BONDS, NOTES, DEBENTURES, CERTIFICATES OF DEPOSIT, AND EQUIPMENT TRUST CERTIFICATES AND LOANS MADE UNDER INSURANCE POLICIES;

(5) Purchase a security if, as a result, with respect to 75% of the value of its total assets, more than 5% of the value of the Portfolio's total assets would be invested in the securities of a single issuer, except securities issued or guaranteed by the United States Government, its agencies or instrumentalities:*

----------
* The Morgan Stanley Emerging Markets Equity, Merrill Lynch World Strategy and Lazard Small Cap Value Portfolios are classified as non-diversified investment companies under the 1940 Act and therefore, these restrictions are not applicable to these Portfolios.

                  a. AS A MATTER OF OPERATING POLICY, EACH PORTFOLIO WILL NOT CONSIDER REPURCHASE AGREEMENTS TO BE SUBJECT TO THE ABOVE STATED 5% LIMITATION IF THE COLLATERAL UNDERLYING THE REPURCHASE AGREEMENTS CONSISTS EXCLUSIVELY OF OBLIGATIONS ISSUED OR GUARANTEED BY THE UNITED STATES GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES;


                  b. THE ALLIANCE MONEY MARKET PORTFOLIO, AS A MATTER OF NON-FUNDAMENTAL POLICY, WILL NOT INVEST MORE THAN 5% OF ITS TOTAL ASSETS IN SECURITIES OF ANY ONE ISSUER, OTHER THAN U.S. GOVERNMENT SECURITIES, EXCEPT THAT IT MAY INVEST UP TO 25% OF ITS TOTAL ASSETS IN FIRST TIER SECURITIES (AS DEFINED IN RULE 2A-7 OF THE 1940 ACT) OF A SINGLE ISSUER FOR A PERIOD OF UP TO THREE BUSINESS DAYS AFTER THE PURCHASE OF SUCH SECURITY. FURTHER, AS A MATTER OF OPERATING POLICY, THE ALLIANCE MONEY MARKET PORTFOLIO WILL NOT INVEST MORE THAN (I) THE GREATER OF 1% OF ITS TOTAL ASSETS OR $1,000,000 IN SECOND TIER SECURITIES (AS DEFINED IN RULE 2A-7 UNDER THE INVESTMENT COMPANY ACT) OF A SINGLE ISSUER AND (II) 5% OF ITS TOTAL ASSETS, AT THE TIME A SECOND TIER SECURITY IS ACQUIRED, IN SECOND TIER SECURITIES;

(6) Purchase a security if, as a result, with respect to 75% of the value of the Portfolio's total assets, more than 10% of the outstanding voting securities of any issuer would be held by the Portfolio (other than obligations issued or guaranteed by the United States Government, its agencies or instrumentalities);*

(7) Purchase or sell real estate, except that:

                  a. each Portfolio, except the JPM Core Bond Portfolio, may purchase securities of issuers which deal in real estate, securities which are directly or indirectly secured by interests in real estate, and securities which represent interests in real estate, and each Portfolio may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein;

                  b. the JPM Core Bond Portfolio may (i) invest in securities of issuers that invest in real estate or interests therein, (ii) invest in securities that are secured by real estate or interests therein
                             (iii) make direct investments in mortgages, (iv) purchase and sell mortgage-related securities and
                             (v) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities including mortgages;

(8) Issue senior securities except in compliance with the 1940 Act; or

(9) Underwrite securities issued by other persons, except to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the "1933 Act"), in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, policies and program.

NON-FUNDAMENTAL RESTRICTIONS

The following investment restrictions apply to each Portfolio, but are not fundamental. They may be changed for any Portfolio without a vote of that Portfolio's shareholders.

Each Portfolio may not:


(1) Purchase a futures contract or an option thereon if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the Portfolio's net asset value. As a matter of operating policy, the ALLIANCE MONEY MARKET PORTFOLIO, MFS Research Portfolio, the Lazard Large Cap Value Portfolio, the Lazard

Small Cap Portfolio, the Capital Guardian Research Portfolio, the Capital Guardian U.S. Equity Portfolio and the Capital Guardian International Portfolio may not invest in commodities or commodity contracts including futures contracts. As a matter of operating policy, the ALLIANCE AGGRESSIVE STOCK PORTFOLIO, ALLIANCE BALANCED PORTFOLIO, ALLIANCE COMMON STOCK PORTFOLIO, ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO, ALLIANCE EQUITY INDEX PORTFOLIO, ALLIANCE GLOBAL PORTFOLIO, ALLIANCE GROWTH AND INCOME PORTFOLIO, ALLIANCE GROWTH INVESTORS PORTFOLIO, ALLIANCE HIGH YIELD PORTFOLIO, ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO, ALLIANCE INTERNATIONAL PORTFOLIO, ALLIANCE QUALITY BOND PORTFOLIO, ALLIANCE SMALL CAP GROWTH PORTFOLIO, AND EQ/Alliance Premier Growth Portfolio may purchase and sell exchange-traded index options and stock index futures contracts.

(2) Purchase: (a) illiquid securities; (b) securities restricted as to resale (excluding securities determined by the Board of Trustees to be readily marketable); and (c) repurchase agreements maturing in more than seven days if, as a result, more than 15% of each Portfolio's net assets (10% for the ALLIANCE MONEY MARKET PORTFOLIO, Warburg Pincus Small Company Value Portfolio, Lazard Large Cap Value Portfolio and Lazard Small Cap Value Portfolio) would be invested in such securities. Securities purchased in accordance with Rule 144A under the 1933 Act and determined to be liquid by the Trust's Board are not subject to the limitations set forth in this investment restriction;

(3) Purchase securities on margin, except that each Portfolio may: (a) make use of any short-term credit necessary for clearance of purchases and sales of portfolio securities; and (b) make initial or variation margin deposits in connection with futures contracts, options, currencies, or other permissible investments;

(4) Mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the Portfolio as security for indebtedness, except as may be necessary in connection with permissible borrowings or investments; and then such mortgaging, pledging or hypothecating may not exceed 33 1/3% of the respective total assets of each Portfolio (except as specified below for the EQ/Putnam International Equity Portfolio, Merrill Lynch World Strategy Portfolio, Merrill Lynch Basic Value Equity Portfolio and MFS Investor Portfolio). Such mortgaging, pledging or hypothecating may not exceed 15% of EQ/Putnam International Equity Portfolio's total assets; 10% of each of the Merrill Lynch World Strategy Portfolio's and Merrill Lynch Basic Value Equity Portfolio's total assets, (taken at the lower of cost or market value); and 15% of MFS Investor Portfolio's gross assets (taken at cost), each taken at the time of the permissible borrowing or investment. THE ALLIANCE PORTFOLIOS WILL NOT PLEDGE ASSETS FOR LEVERAGING PURPOSES. The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to margin accounts for futures contracts, options, currencies or other permissible investments are not deemed to be mortgages, pledges, or hypothecations for these purposes;

(5) Purchase participations or other direct interests in or enter into leases with respect to, oil, gas, or other mineral exploration or development programs, except that the MFS Emerging Growth Companies Portfolio, Warburg Pincus Small Company Value Portfolio, Merrill Lynch World Strategy Portfolio, Merrill Lynch Basic Value Equity Portfolio, JPM Core Bond Portfolio, EQ/Evergreen Foundation Portfolio, EQ/Evergreen Portfolio, EQ/Alliance Premier Growth Portfolio, Capital Guardian Research Portfolio, Capital Guardian U.S. Equity Portfolio and Capital Guardian International Portfolio may invest in securities issued by companies that engage in oil, gas or other mineral exploration or development activities or hold mineral leases acquired as a result of its ownership of securities;


(6) Invest in puts, calls, straddles, spreads, swaps or any combination thereof, except to the extent permitted by the Portfolio's Prospectus and Statement of Additional Information, as may be amended from time to time.

(7) Effect short sales of securities unless at all times when a short position is open the Portfolio owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and at least equal in amount to, the securities sold short. Permissible futures contracts, options, or currency transactions will not be deemed to constitute selling securities short. As a matter of operating policy, the Capital Guardian Research Portfolio, Capital Guardian U.S. Equity Portfolio and Capital Guardian International Portfolio will not effect short sales of securities or property.

INVESTMENT STRATEGIES AND RISKS

In addition to the Portfolios' principal investment strategies discussed in the Prospectus, each Portfolio may engage in other types of investment strategies as further described in the descriptions below. Each Portfolio may invest in or utilize any of these investment strategies and instruments or engage in any of these practices except where otherwise prohibited by law or the Portfolio's own investment restrictions. Portfolios that anticipate committing 5% or more of their net assets to a particular type of investment strategy or instrument are specifically referred to in the descriptions below of such investment strategy or instrument.


ASSET-BACKED SECURITIES. As indicated in Appendix A, certain OF THE PORTFOLIOS may invest in asset-backed securities. Asset-backed securities, issued by trusts and special purpose corporations, are collateralized by a pool of assets, such as credit card or automobile loans, home equity loans or computer leases, and represent the obligations of a number of different parties. Asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In the case of automobile loans, most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.


To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. A Portfolio will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

Due to the possibility that prepayments (on automobile loans and other collateral) will alter the cash flow on asset-backed securities, it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayments will lengthen it. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security. In selecting these securities, the Adviser will look for those securities that offer a higher yield to compensate for any variation in average maturity.

BRADY BONDS. As indicated in Appendix A, certain OF THE Portfolios may invest in Brady Bonds. Brady Bonds are fixed income securities created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by Nicholas F. Brady when he was the United States Secretary of the Treasury. Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are United States dollar-denominated) and they are actively traded in the over-the-counter secondary market. Each Portfolio will invest in Brady Bonds only if they are consistent with quality specifications established from time to time by the Adviser to that Portfolio.

CONVERTIBLE SECURITIES. AS INDICATED IN APPENDIX A, CERTAIN of the Portfolios may invest in convertible securities, including both convertible debt and convertible preferred stock. Such securities may be converted into shares of the underlying common stock at either a stated price or stated rate, which enable an investor to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stocks, but generally offer lower yields than nonconvertible securities of similar quality. Like bonds, the value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. Subsequent to purchase by a Portfolio, convertible securities may cease to be rated or a rating may be reduced below the minimum required for purchase by that Portfolio. Neither event will require sale of such securities, although each Adviser will consider such event in its determination of whether a Portfolio should continue to hold the securities.

DEPOSITARY RECEIPTS. As indicated in Appendix A, certain OF THE PORTFOLIOS may invest in depositary receipts. Depositary receipts exist for many foreign securities and are securities representing ownership interests in securities of foreign companies (an "underlying issuer") and are deposited with a securities depositary. Depositary receipts are not necessarily denominated in the same currency as the underlying securities. Depositary receipts include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of depositary receipts (which, together with ADRs and GDRs, are hereinafter collectively referred to as "Depositary Receipts"). ADRs are dollar-denominated depositary receipts typically issued by a United States financial institution which evidence ownership interests in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. GDRs and other types of depositary receipts are typically issued by foreign banks or trust companies, although they also may be issued by United States financial institutions, and evidence ownership interests in a security or pool of securities issued by either a foreign or a United States corporation. Generally, depositary receipts in registered form are designed for use in the United States securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States. Although there may be more reliable information available regarding issuers of certain ADRs that are issued under so-called "sponsored" programs and ADRs do not involve foreign currency risks, ADRs and other depositary receipts are subject to the risks of other investments in foreign securities, as described directly above.

Depositary receipts may be "sponsored" or "unsponsored". Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts. For purposes of a Portfolio's investment policies, the Portfolio's investment in depositary receipts will be deemed to be investments in the underlying securities except as noted.

DERIVATIVES. Each Portfolio (except the MFS Research PORTFOLIO AND THE ALLIANCE MONEY MARKET Portfolio) may invest in one or more types of derivatives. Derivatives are financial products or instruments that derive their value from the value of one or more underlying assets, reference rates or indices. Derivatives include, but are not limited to, the following: asset-backed securities, floaters and inverse floaters, hybrid instruments, mortgage-backed securities, options and future transactions, stripped mortgage-backed securities, structured notes and swaps. Further information about these instruments and the risks involved in their use are contained under the description of each of these instruments in this section.

EURODOLLAR AND YANKEE DOLLAR OBLIGATIONS. Eurodollar bank obligations are United States dollar-denominated certificates of deposit and time deposits issued outside the United States capital markets by foreign branches of United States banks and by foreign banks. Yankee dollar bank obligations are United States dollar-denominated obligations issued in the United States capital markets by foreign banks.

Eurodollar and Yankee dollar obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee dollar) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

FLOATERS AND INVERSE FLOATERS. As indicated in Appendix A, certain OF THE PORTFOLIOS may invest in Floaters and Inverse Floaters. Floaters and Inverse Floaters are fixed income securities with a floating or variable rate of interest, i.e., the rate of interest varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain floaters may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. When the demand feature of certain floaters represents an obligation of a foreign entity, the demand feature will be subject to certain risks discussed under "Foreign Securities ".

In addition, the Morgan Stanley Emerging Markets Equity Portfolio may invest in inverse floating rate obligations which are fixed income securities that have coupon rates that vary inversely at a multiple of a designated floating rate, such as London Inter-Bank Offered Rate ("LIBOR"). Any rise in the reference rate of an inverse floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an inverse floater causes an increase in the coupon rate. Inverse floaters may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturity, and inverse floater collateralized mortgage obligations ("CMOs") exhibit greater price volatility than the majority of mortgage-related securities. In addition, some inverse floater CMOs exhibit extreme sensitivity to changes in prepayments. As a result, the yield to maturity of an inverse floater CMO is sensitive not only to changes in interest rates but also to changes in prepayment rates on the related underlying mortgage assets.


FOREIGN CURRENCY TRANSACTIONS. As indicated in Appendix A, certain OF THE PORTFOLIOS may purchase securities denominated in foreign currencies, including the purchase of foreign currency on a spot (or cash) basis. A change in the value of any such currency against the United States dollar will result in a change in the United States dollar value of a Portfolio's assets and income. In addition, although a portion of a Portfolio's investment income may be received or realized in such currencies, the Portfolio will be required to compute and distribute its income in United States dollars. Therefore, if the exchange rate for any such currency declines after a Portfolio's income has been earned and computed in United States dollars but before conversion and payment, the Portfolio could be required to liquidate portfolio securities to make such distributions.

Currency exchange rates may be affected unpredictably by intervention (or the failure to intervene) by United States or foreign governments or central banks, by currency controls or political developments in the United States or abroad. For example, significant uncertainty surrounds the recent introduction of the Euro (a common currency for the European Union) in January 1999 and its effect on the value of securities denominated in local European currencies. These and other currencies in which a Portfolio's assets are denominated may be devalued against the United States dollar, resulting in a loss to the Portfolio. Certain Portfolios may also invest in the following types of foreign currency transactions:

         FORWARD FOREIGN CURRENCY TRANSACTIONS. As indicated in Appendix A, certain OF THE PORTFOLIOS may engage in forward foreign currency exchange transactions. A forward foreign currency exchange contract ("forward contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

A Portfolio may enter into forward contracts for a variety of purposes in connection with the management of the foreign securities portion of its portfolio. A Portfolio's use of such contracts will include, but not be limited to, the following situations.

First, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the United States dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the United States dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

Second, when a Portfolio's Adviser believes that one currency may experience a substantial movement against another currency, including the United States dollar, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the Portfolio's portfolio securities denominated in such foreign currency. Alternatively, where appropriate, the Portfolio may hedge all or part of its foreign currency exposure through the use of a basket of currencies, multinational currency units, or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the Portfolio may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Portfolio.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the diversification strategies. However, the Adviser to the Portfolio believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Portfolio will be served.

A Portfolio may enter into forward contracts for any other purpose consistent with the Portfolio's investment objective and program. However, the Portfolio will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the Portfolio's holdings of liquid, securities and currency available for cover of the forward contract(s). In determining the amount to be delivered under a contract, the Portfolio may net offsetting positions.

At the maturity of a forward contract, a Portfolio may sell the portfolio security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by "rolling" that contract forward) or may initiate a new forward contract. If a Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency.

Should forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Although EACH Portfolio values its assets daily in terms of United States dollars, it does not intend to convert its holdings of foreign currencies into United States dollars on a daily basis. The A Portfolio will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

         FOREIGN CURRENCY OPTIONS, FOREIGN CURRENCY FUTURES CONTRACTS AND OPTIONS ON FUTURES. As indicated in Appendix A, certain OF THE PORTFOLIOS may also purchase and sell foreign currency futures contracts and may purchase and write exchange-traded call and put options on foreign currency futures contracts and on foreign currencies. Each Portfolio, if permitted in the Prospectus, may purchase or sell exchange-traded foreign currency options, foreign currency futures contracts and related options on foreign currency futures contracts as a hedge against possible variations in foreign exchange rates. The Portfolios will write options on foreign currency or on foreign currency futures contracts only if they are "covered." A put on a foreign currency or on a foreign currency futures contract written by a Portfolio will be considered "covered" if, so long as the Portfolio is obligated as the writer of the put, it segregates with the Portfolio's custodian cash, United States Government securities or other liquid high-grade debt securities equal at all times to the aggregate exercise price of the put. A call on a foreign currency or on a foreign currency futures contract written by the Portfolio will be considered "covered" only if the Portfolio owns short term debt securities with a value equal to the face amount of the option contract and denominated in the currency upon which the call is written. Option transactions may be effected to hedge the currency risk on non-United States dollar-denominated securities owned by a Portfolio, sold by a Portfolio but not yet delivered or anticipated to be purchased by a Portfolio. As an illustration, a Portfolio may use such techniques to hedge the stated value in United States dollars of an investment in a Japanese yen-denominated security. In these circumstances, a Portfolio may purchase a foreign currency put option enabling it to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the dollar relative to the yen will tend to be offset by an increase in the value of the put option.

         OVER THE COUNTER OPTIONS ON FOREIGN CURRENCY TRANSACTIONS. AS
INDICATED IN APPENDIX A CERTAIN OF THE PORTFOLIOS MAY ENGAGE IN OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

TRANSACTIONS. EACH ALLIANCE PORTFOLIO (OTHER THAN THE ALLIANCE EQUITY INDEX PORTFOLIO, ALLIANCE MONEY MARKET PORTFOLIO, AND ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO) AND THE Merrill Lynch World Strategy Portfolio will engage in over-the-counter options on foreign currency transactions only with financial institutions that have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. The MFS Emerging Growth Companies Portfolio may only enter into forward contracts on currencies in the over-the-counter market. The Advisers may engage in these transactions to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect the value of specific portfolio positions ("position hedging"). Certain differences exist between foreign currency hedging instruments. Foreign currency options provide the holder the right to buy or to sell a currency at a fixed price on or before a future date. Listed options are third-party contracts (performance is guaranteed by an exchange or clearing corporation) which are issued by a clearing corporation, traded on an exchange and have standardized prices and expiration dates. Over-the-counter options are two-party contracts and have negotiated prices and expiration dates. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of the currency for a set price on a future date. Futures contracts and listed options on futures contracts are traded on boards of trade or futures exchanges. Options traded in the over-the-counter market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter.

Hedging transactions involve costs and may result in losses. As indicated in Appendix A, certain of the Portfolios may also write covered call options on foreign currencies to offset some of the costs of hedging those currencies. A Portfolio will engage in over-the-counter options transactions on foreign currencies only when appropriate exchange traded transactions are unavailable and when, in the Adviser's opinion, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations. A Portfolio's ability to engage in hedging and related option transactions may be limited by tax considerations.

Transactions and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Portfolios own or intend to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

A Portfolio will not speculate in foreign currency options, futures or related options. Accordingly, a Portfolio will not hedge a currency substantially in excess of the market value of the securities denominated in that currency which it owns or the expected acquisition price of securities which it anticipates purchasing.

For additional information concerning the risks associated with utilizing options, forward foreign currency exchange contracts, please see "Risks of Transactions in Options, Futures Contracts and Forward Currency CONTRACTS" in this SECTION.


FOREIGN SECURITIES. As indicated in Appendix A, certain OF THE Portfolios may also invest in other types of foreign securities or engage in the certain types of transactions related to foreign securities, such as Brady Bonds, Depositary Receipts, Eurodollar and Yankee Dollar Obligations and Foreign Currency Transactions, including forward foreign currency transactions, foreign currency options and foreign currency futures contracts and options on futures. Further information about these instruments and the risks involved in their use are contained under the description of each of these instruments in this section.

Foreign investments involve certain risks that are not present in domestic securities. For example, foreign securities may be subject to currency risks or to foreign government taxes which reduce their attractiveness. There may be less information publicly available about a foreign issuer than about a United States issuer, and a foreign issuer is not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the United States. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

Foreign stock markets are generally not as developed or efficient as, and may be more volatile than, those in the United States. While growing in volume, they usually have substantially less volume than United States markets and a Portfolio's investment securities may be less liquid and subject to more rapid and erratic price movements than securities of comparable United States companies. Equity securities may trade at price/earnings multiples higher than comparable United States securities and such levels may not be sustainable. There is generally less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the United States. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets. Such differences may include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement", which can result in losses to a Portfolio.

The value of foreign investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Although the Portfolios will invest only in securities denominated in foreign currencies that are fully exchangeable into United States dollars without legal restriction at the time of investment, there can be no assurance that currency controls will not be imposed subsequently. In addition, the value of foreign fixed income investments may fluctuate in response to changes in United States and foreign interest rates.

Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the United States. Consequently, the overall expense ratios of international or global funds are usually somewhat higher than those of typical domestic stock funds.


Moreover, investments in foreign government debt securities, particularly those of emerging market country governments, involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. SEE "EMERGING MARKET SECURITIES" BELOW FOR ADDITIONAL RISKS.

Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in United States dollars. Dividend and interest payments will be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

In less liquid and well developed stock markets, such as those in some Eastern European, Southeast Asian, and Latin American countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect stock prices and, therefore, share prices. Additionally, investments in emerging market regions or the following geographic regions are subject to more specific risks, as discussed below:

         EMERGING MARKET SECURITIES. Investments in emerging market country securities involve special risks. The economies, markets and political structures of a number of the emerging market countries in which the Portfolios can invest do not compare favorably with the United States and other mature economies in terms of wealth and stability. Therefore, investments in these countries may be riskier, and will be subject to erratic and abrupt price movements. Some economies are less well developed and less diverse (for example, Latin America, Eastern Europe and certain Asian countries), and more vulnerable to the ebb and flow of international trade, trade barriers and other protectionist or retaliatory measures. Similarly, many of these countries, particularly in Southeast Asia, Latin America, and Eastern Europe, are grappling with severe inflation or recession, high levels of national debt, currency exchange problems and government instability. Investments in countries that have recently begun moving away from central planning and state-owned industries toward free markets, such as the Eastern European or Chinese economies, should be regarded as speculative.

Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country's debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A DEBTOR'S WILLINGNESS OR ABILITY TO REPAY PRINCIPAL AND INTEREST DUE IN A TIMELY MANNER MAY BE AFFECTED BY, AMONG OTHER FACTORS, ITS CASH FLOW SITUATION, AND, IN THE CASE OF A GOVERNMENT DEBTOR, THE EXTENT OF ITS FOREIGN RESERVES, THE AVAILABILITY OF SUFFICIENT FOREIGN EXCHANGE ON THE DATE A PAYMENT IS DUE, THE RELATIVE SIZE OF THE DEBT SERVICE BURDEN TO THE ECONOMY AS A WHOLE AND THE POLITICAL CONSTRAINTS TO WHICH A GOVERNMENT DEBTOR MAY BE SUBJECT. GOVERNMENT DEBTORS MAY DEFAULT ON THEIR DEBT AND MAY ALSO BE DEPENDENT ON EXPECTED DISBURSEMENTS FROM FOREIGN GOVERNMENTS, MULTILATERAL AGENCIES AND OTHERS ABROAD TO REDUCE PRINCIPAL AND INTEREST ARREARAGES ON THEIR DEBT. HOLDERS OF GOVERNMENT DEBT MAY BE REQUESTED TO PARTICIPATE IN THE RESCHEDULING OF SUCH DEBT AND TO EXTEND FURTHER LOANS TO GOVERNMENT DEBTORS.

If such an event occurs, a Portfolio may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government fixed income securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government debt obligations in the event of default under their commercial bank loan agreements.

The economies of individual emerging market countries may differ favorably or unfavorably from the United States economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Investing in emerging market countries may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations, and in entities that have little or no proven credit rating or credit history. In any such case, the issuer's poor or deteriorating financial condition may increase the likelihood that the investing Portfolio will experience losses or diminution in available gains due to bankruptcy, insolvency or fraud.

         EASTERN EUROPEAN AND RUSSIAN SECURITIES. The economies of Eastern European countries are currently suffering both from the stagnation resulting from centralized economic planning and control and the higher prices and unemployment associated with the transition to market economics. Unstable economic and political conditions may adversely affect security values. Upon the accession to power of Communist regimes approximately 40 years ago, the governments of a number of Eastern European countries expropriated a large amount of property. The claims of many property owners against those governments were never finally settled. In the event of the return to power of the Communist Party, there can be no assurance that a Portfolio's investments in Eastern Europe would not be expropriated, nationalized or otherwise confiscated.

The registration, clearing and settlement of securities transactions involving Russian issuers are subject to significant risks not normally associated with securities transactions in the United States and other more developed markets. Ownership of equity securities in Russian companies is evidenced by entries in a company's share register (except where shares are held through depositories that meet the requirements of the 1940 Act) and the issuance of extracts from the register or, in certain limited cases, by formal share certificates. However, Russian share registers are frequently unreliable and a Portfolio could possibly lose its registration through oversight, negligence or fraud. Moreover, Russia lacks a centralized registry to record shares and companies themselves maintain share registers. Registrars are under no obligation to provide extracts to potential purchasers in a timely manner or at all and are not necessarily subject to effective state supervision. In addition, while registrars are liable under law for losses resulting from their errors, it may be difficult for a Portfolio to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. For example, Russian companies with more than 1,000 shareholders are required by law to employ an independent company to maintain share registers, in practice, such companies have not always followed this law. Because of this lack of independence of registrars, management of a Russian company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions on the share register. Furthermore, these practices could cause a delay in the sale of Russian securities by a Portfolio if the company deems a purchaser unsuitable, which may expose a Portfolio to potential loss on its investment.

In light of the risks described above, the Board of Trustees of the Trust has approved certain procedures concerning a Portfolio's investments in Russian securities. Among these procedures is a requirement that a Portfolio will not invest in the securities of a Russian company unless that issuer's registrar has entered into a contract with a Portfolio's custodian containing certain protective conditions, including, among other things, the custodian's right to conduct regular share confirmations on behalf of a Portfolio. This requirement will likely have the effect of precluding investments in certain Russian companies that a Portfolio would otherwise make.

         PACIFIC BASIN REGION. Many Asian countries may be subject to a greater degree of social, political and economic instability than is the case in the United States and European countries. Such instability may result from (i) authoritarian governments or military involvement in political and economic decision-making; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection.

The economies of most of the Asian countries are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the United States, Japan, China and the European Community. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of the Asian countries.

The securities markets in Asia are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a Portfolio. Similarly, volume and liquidity in the bond markets in Asia are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in Asian securities markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of securities markets in Asia may also affect a Portfolio's ability to acquire or dispose of securities at the price and time it wishes to do so. In addition, the Asian securities markets are susceptible to being influenced by large investors trading significant blocks of securities.

Many stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. With respect to investments in the currencies of Asian countries, changes in the value of those currencies against the United States dollar will result in corresponding changes in the United States dollar value of a Portfolio's assets denominated in those currencies.

FORWARD COMMITMENTS, WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Forward commitments, when-issued and delayed delivery transactions arise when securities are purchased by a Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield to the Portfolio at the time of entering into the transaction. However, the price of or yield on a comparable security available when delivery takes place may vary from the price of or yield on the security at the time that the forward commitment or when-issued or delayed delivery transaction was entered into. Agreements for such purchases might be entered into, for example, when a Portfolio anticipates a decline in interest rates and is able to obtain a more advantageous price or yield by committing currently to purchase securities to be issued later. When a Portfolio purchases securities on a forward commitment, when-issued or delayed delivery basis it does not pay for the securities until they are received, and the Portfolio is required to create a segregated account with the Trust's custodian and to maintain in that account cash or other liquid securities in an amount equal to or greater than, on a daily basis, the amount of the Portfolio's forward commitments, when-issued or delayed delivery commitments.

Each Portfolio (except the Warburg Pincus Small Company Value Portfolio) may make contracts to purchase forward commitments if it holds, and maintains until the settlement date in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if it enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Portfolio's other assets. Where such purchases are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to a Portfolio of an advantageous yield or price.

A Portfolio will only enter into forward commitments and make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities. However, the Portfolio may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. Forward commitments and when-issued and delayed delivery transactions are generally expected to settle within three months from the date the transactions are entered into, although the Portfolio may close out its position prior to the settlement date by entering into a matching sales transaction.

Although none of the Portfolios intends to make such purchases for speculative purposes and each Portfolio intends to adhere to the policies of the Securities and Exchange Commission ("SEC"), purchases of securities on such a basis may involve more risk than other types of purchases. For example, by committing to purchase securities in the future, a Portfolio subjects itself to a risk of loss on such commitments as well as on its portfolio securities. Also, a Portfolio may have to sell assets which have been set aside in order to meet redemptions. In addition, if a Portfolio determines it is advisable as a matter of investment strategy to sell the forward commitment or when-issued or delayed delivery securities before delivery, that Portfolio may incur a gain or loss because of market fluctuations since the time the commitment to purchase such securities was made. Any such gain or loss would be treated as a capital gain or loss and would be treated for tax purposes as such. When the time comes to pay for the securities to be purchased under a forward commitment or on a when-issued or delayed delivery basis, a Portfolio will meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the forward commitment or when-issued or delayed delivery securities themselves (which may have a value greater or less than a Portfolio's payment obligation).

FUTURES TRANSACTIONS. For information on "Futures Transactions," see the discussion in this section under "Options and Futures Transactions."

HYBRID INSTRUMENTS. As indicated in Appendix A, certain OF THE Portfolios may invest in hybrid instruments (a type of potentially high-risk derivative). Hybrid instruments have recently been developed and combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument. Generally, a hybrid instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively "Underlying Assets") or by another objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks"). Thus, hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity rates. Under certain conditions, the redemption value of such an instrument could be zero. Hybrid instruments can have volatile prices and limited liquidity and their use by a Portfolio may not be successful.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a United States dollar-denominated hybrid instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, a Portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the Portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful and a Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instrument.

Although the risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. The risks of a particular hybrid instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the hybrid instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future.

Hybrid instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the portfolio and the issuer of the hybrid instrument, the creditworthiness of the counter party or issuer of the hybrid instrument would be an additional risk factor which the Portfolio would have to consider and monitor. Hybrid instruments also may not be subject to regulation of the CFTC, which generally regulates the trading of commodity futures by persons in the United States, the SEC, which regulates the offer and sale of securities by and to persons in the United States, or any other governmental regulatory authority. The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of the Portfolio.

ILLIQUID SECURITIES OR NON-PUBLICLY TRADED SECURITIES. AS INDICATED IN APPENDIX A, CERTAIN PORTFOLIOS MAY INVEST IN ILLIQUID SECURITIES OR NON-PUBLICLY TRADED SECURITIES. The inability of a Portfolio to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair A Portfolio's ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Portfolio which are eligible for resale pursuant to Rule 144A will be monitored by each Portfolio's Adviser on an ongoing basis, subject to the oversight of the Board of Trustees of the Trust. In the event that such a security is deemed to be no longer liquid, a Portfolio's holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a Portfolio's having more than 10% or 15% of its assets invested in illiquid or not readily marketable securities.

Rule 144A Securities will be considered illiquid and therefore subject to a Portfolio's limit on the purchase of illiquid securities unless the Board or its delegates determines that the Rule 144A Securities are liquid. In reaching liquidity decisions, the Board of Trustees and its delegates may consider, inter alia, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

INVESTMENT COMPANY SECURITIES. Investment company securities are securities of other open-end or closed-end investment companies. The 1940 Act generally prohibits a Portfolio from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the Portfolio's total assets in any investment company and no more than 10% in any combination of unaffiliated investment companies. The 1940 Act also prohibits a Portfolio from acquiring shares of an open-end investment company whose investment manager or investment adviser is the Adviser or an affiliate of the Adviser to the Portfolio purchasing such securities. The 1940 Act further prohibits a Portfolio from acquiring in the aggregate more than 10% of the outstanding voting shares of any registered closed-end investment company.

INVESTMENT GRADE AND LOWER QUALITY FIXED INCOME SECURITIES. As indicated in Appendix A, certain OF THE Portfolios may invest in or hold investment grade securities, but not lower quality fixed income securities. Investment grade securities are securities rated Baa or higher by Moody's Investors Service Inc. ("Moody's") or BBB or higher by Standard & Poor's Rating Services, a division of McGraw-Hill Companies, Inc. ("STANDARD & POOR'S") or comparable quality unrated securities. Investment grade securities while normally exhibiting adequate protection parameters, have speculative characteristics, and, consequently, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of such issuers to make principal and interest payments than is the case for higher grade fixed income securities.

Lower quality fixed income securities are securities that are rated in the lower categories by nationally recognized statistical rating organizations ("NRSRO") (i.e., Ba or lower by Moody's and BB or lower by STANDARD & POOR'S) or comparable quality unrated securities. Such lower quality securities are known as "junk bonds" and are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. (Each NRSRO's descriptions of these bond ratings are set forth in the Appendix to this Statement of Additional Information.) Because investment in lower quality securities involves greater investment risk, achievement of a Portfolio's investment objective will be more dependent on the Adviser's analysis than would be the case if that Portfolio were investing in higher quality bonds. In addition, lower quality securities may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade bonds. Moreover, the secondary trading market for lower quality securities may be less liquid than the market for investment grade bonds. This potential lack of liquidity may make it more difficult for an Adviser to value accurately certain portfolio securities.

It is the policy of each Portfolio's Adviser to not rely exclusively on ratings issued by credit rating agencies but to supplement such ratings with the Adviser's own independent and ongoing review of credit quality. Junk bonds may be issued as a consequence of corporate restructuring, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events or by smaller or highly leveraged companies. When economic conditions appear to be deteriorating, junk bonds may decline in market value due to investors' heightened concern over credit quality, regardless of prevailing interest rates. Although the growth of the high yield securities market in the 1980s had paralleled a long economic expansion, many issuers have been affected by adverse economic and market conditions. It should be recognized that an economic downturn or increase in interest rates is likely to have a negative effect on:
(i) the high yield bond market; (ii) the value of high yield securities; and
(iii) the ability of the securities' issuers to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. The market for junk bonds, especially during periods of deteriorating economic conditions, may be less liquid than the market for investment grade bonds. In periods of reduced market liquidity, junk bond prices may become more volatile and may experience sudden and substantial price declines. Also, there may be significant disparities in the prices quoted for junk bonds by various dealers. Under such conditions, a Portfolio may find it difficult to value its junk bonds accurately. Under such conditions, a Portfolio may have to use subjective rather than objective criteria to value its junk bond investments accurately and rely more heavily on the judgment of the Trust's Board of Trustees. Prices for junk bonds also may be affected by legislative and regulatory developments. For example, federal rules require that savings and loans gradually reduce their holdings of high-yield securities. Also, from time to time, Congress has considered legislation to restrict or eliminate the corporate tax deduction for interest payments or to regulate corporate restructuring such as takeovers, mergers or leveraged buyouts. Such legislation, if enacted, could depress the prices of outstanding junk bonds.

LOAN PARTICIPATIONS AND OTHER DIRECT INDEBTEDNESS. As indicated in Appendix A, certain OF THE Portfolios may invest a portion of each of their assets in loan participations and other direct indebtedness. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. In purchasing a loan, a Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, although some may be unsecured. Such loans may be in default at the time of purchase. Loans and other direct indebtedness that are fully secured offer a Portfolio more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan or other direct indebtedness would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

Certain of the loans and other direct indebtedness acquired by the Portfolio may involve revolving credit facilities or other standby financing commitments which obligate the Portfolio to pay additional cash on a certain date or on demand. The highly leveraged nature of many such loans and other direct indebtedness may make such loans especially vulnerable to adverse changes in economic or market conditions. Loans and other direct indebtedness may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. These commitments may have the effect of requiring a Portfolio to increase its investment in a company at a time when a Portfolio might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a Portfolio is committed to advance additional funds, it will at all times hold and maintain in a segregated account cash or assets in an amount sufficient to meet such commitments.

Such loans and other direct indebtedness loans are typically made by a syndicate of lending institutions, represented by an agent lending institution which has negotiated and structured the loan and is responsible for collecting interest, principal and other amounts due on its own behalf and on behalf of the others in the syndicate, and for enforcing its rights and the rights of other loan participants against the borrower. Alternatively, such loans and other direct indebtedness may be structured as a "novation" (i.e., a new loan) pursuant to which a Portfolio would assume all of the rights of the lending institution in a loan, or as an assignment, pursuant to which a Portfolio would purchase an assignment of a portion of a lender's interest in a loan or other direct indebtedness either directly from the lender or through an intermediary. A Portfolio may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default.

A Portfolio's ability to receive payment of principal, interest and other amounts due in connection with these investments will depend primarily on the financial condition of the borrower. In selecting the loans and other direct indebtedness that a Portfolio will purchase, the Adviser will rely upon its own credit analysis of the borrower. As a Portfolio may be required to rely upon another lending institution to collect and pass on to a Portfolio amounts payable with respect to the loan and to enforce a Portfolio's rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent a Portfolio from receiving such amounts. In such cases, a Portfolio will also evaluate the creditworthiness of the lending institution and will treat both the borrower and the lending institutions as an "issuer" of the loan for purposes of certain investment restrictions pertaining to the diversification of a Portfolio's portfolio investments.

Investments in such loans and other direct indebtedness may involve additional risks to a Portfolio. For example, if a loan or other direct indebtedness is foreclosed, a Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Portfolio could be held liable. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, a Portfolio relies on the Adviser's research in an attempt to avoid situations where fraud and misrepresentation could adversely affect a Portfolio. In addition, loans and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. To the extent that the Adviser determines that any such investments are illiquid, a Portfolio will include them in the investment limitations described ABOVE.

MORTGAGE-BACKED OR MORTGAGE-RELATED SECURITIES. As indicated in Appendix A, certain OF THE Portfolios may invest in mortgage-related securities (i.e., mortgage-backed securities). A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Certain Portfolios may invest in collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities that represent a participation in, or are secured by, mortgage loans. Some mortgage-backed securities, such as CMOs, make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties.

CMOs may be issued by a United States Government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the United States Government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the United States Government, its agencies or instrumentalities or any other person or entity. Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities (or "tranches"), each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO held by a Portfolio would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of a Portfolio that invests in CMOs.

The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their returns. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event, the Portfolios may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, a Portfolio may not be liable to realize the rate of return it expected.

Mortgage-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates.

Prepayments may cause losses on securities purchased at a premium. At times, some of the mortgage-backed securities in which a Portfolio may invest will have higher than market interest rates and, therefore, will be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause a Portfolio to experience a loss equal to any unamortized premium.

Stripped mortgage-backed securities are created when a United States government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The securities may be issued by agencies or instrumentalities of the United States Government and private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The Portfolios may invest in both the IO class and the PO class. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. The yield to maturity on an IO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

Prepayments may also result in losses on stripped mortgage-backed securities. A rapid rate of principal prepayments may have a measurable adverse effect on a Portfolio's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, a Portfolio may fail to recoup fully its initial investments in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the Portfolios' ability to buy or sell those securities at any particular time.

The JPM Core Bond Portfolio may also invest in directly placed mortgages including residential mortgages, multifamily mortgages, mortgages on cooperative apartment buildings, commercial mortgages, and sale-leasebacks. These investments are backed by assets such as office buildings, shopping centers, retail stores, warehouses, apartment buildings and single-family dwellings. In the event that the Portfolio forecloses on any non-performing mortgage, it could end up acquiring a direct interest in the underlying real property and the Portfolio would then be subject to the risks generally associated with the ownership of real property. There may be fluctuations in the market value of the foreclosed property and its occupancy rates, rent schedules and operating expenses. Investment in direct mortgages involve many of the same risks as investments in mortgage-related securities. In addition, in the event that the Portfolio forecloses on any non-performing mortgage, and acquires a direct interest in the real property, the Portfolio will be subject to the risks generally associated with the ownership of real property. There may also be adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, increased real property taxes, rising interest rates, reduced availability and increased cost of mortgage borrowings, the need for anticipated renovations, unexpected increases in the cost of energy, environmental factors, acts of God and other factors which are beyond the control of the Portfolio or the Adviser. Hazardous or toxic substances may be present on, at or under the mortgaged property and adversely affect the value of the property. In addition, the owners of the property containing such substances may be held responsible, under various laws, for containing, monitoring, removing or cleaning up such substances. The presence of such substances may also provide a basis for other claims by third parties. Costs of clean-up or of liabilities to third parties may exceed the value of the property. In addition, these risks may be uninsurable. In light of these and similar risks, it may be impossible to dispose profitably of properties in foreclosure.

MORTGAGE DOLLAR ROLLS. The JPM Core Bond Portfolio may enter into mortgage dollar rolls in which the Portfolio sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Portfolio loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold. However, the Portfolio may benefit from the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Portfolio will hold and maintain in a segregated account until the settlement date cash or liquid securities in an amount equal to the forward purchase price. The benefits derived from the use of mortgage dollar rolls depend upon the Adviser's ability to manage mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed.

MUNICIPAL SECURITIES. As indicated in Appendix A, certain OF THE Portfolios may invest in municipal securities ("municipals"), which are debt obligations issued by local, state and regional governments that provide interest income that is exempt from federal income taxes. Municipals include both municipal bonds (those securities with maturities of five years or more) and municipal notes (those with maturities of less than five years). Municipal bonds are issued for a wide variety of reasons: to construct public facilities, such as airports, highways, bridges, schools, hospitals, mass transportation, streets, water and sewer works; to obtain funds for operating expenses; to refund outstanding municipal obligations; and to loan funds to various public institutions and facilities. Certain industrial development bonds are also considered municipal bonds if their interest is exempt from federal income tax. Industrial development bonds are issued by or on behalf of public authorities to obtain funds for various privately-operated manufacturing facilities, housing, sports arenas, convention centers, airports, mass transportation systems and water, gas or sewer works. Industrial development bonds are ordinarily dependent on the credit quality of a private user, not the public issuer.

OPTIONS AND FUTURES TRANSACTIONS. As indicated in Appendix A, the BT Small Company Index Portfolio, BT International Equity Index Portfolio and BT Equity 500 Index Portfolio each may not at any time commit more than 20% of its assets to options and futures contracts. The MFS Emerging Growth Companies Portfolio and Morgan Stanley Emerging Markets Equity Portfolio will not enter a futures contract if the obligations underlying all such futures contracts would exceed 50% of the value of each such Portfolio's total assets.

Each Portfolio may buy and sell futures and options contracts for any number of reasons, including: to manage its exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting its overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities and to adjust the duration of fixed income investments. Each Portfolio may purchase, sell, or write call and put options and futures contracts on securities, financial indices, and foreign currencies and options on futures contracts.


The risk of loss in trading futures contracts can be substantial because of the low margin deposits required and the extremely high degree of leveraging involved in futures pricing. As a result, a relatively small price movement in a futures contract may cause an immediate and substantial loss or gain. The primary risks associated with the use of futures contracts and options are: (i) imperfect correlation between the change in market value of the stocks held by a Portfolio and the prices of futures contracts and options; and (ii) possible lack of a liquid secondary market for a futures contract or an over-the-counter option and the resulting inability to close a futures position or over-the-counter option prior to its maturity date.

Following is a description of specific Options and Futures Transactions, followed by a discussion concerning the risks associated with utilizing options, futures contracts, and forward foreign currency exchange contracts.

         FUTURES TRANSACTIONS. As indicated in Appendix A, certain OF THE Portfolios may utilize futures contracts. Futures contracts (a type of potentially high-risk security) enable the investor to buy or sell an asset in the future at an agreed upon price. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodities Futures Trading Commission ("CFTC").

No purchase price is paid or received when the contract is entered into. Instead, a Portfolio upon entering into a futures contract (and to maintain the Portfolio's open positions in futures contracts) would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, United States government securities, suitable money market instruments, or liquid, high-grade debt securities, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Portfolio. These subsequent payments called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market. The Portfolios expect to earn interest income on their initial and variation margin deposits.

A Portfolio will incur brokerage fees when it purchases and sells futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by a Portfolio will usually be liquidated in this manner, the Portfolio may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Portfolio to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

         OPTIONS ON FUTURES CONTRACTS. As indicated in Appendix A, certain OF THE Portfolios may purchase and write exchange-traded call and put options on futures contracts of the type which the particular Portfolio is authorized to enter into. These options are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires.

Options on futures contracts can be used by a Portfolio to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. If the Portfolio purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. Purchases of options on futures contracts may present less risk in hedging than the purchase and sale of the underlying futures contracts since the potential loss is limited to the amount of the premium plus related transaction costs.

The Portfolios will write only options on futures contracts which are "covered." A Portfolio will be considered "covered" with respect to a put option it has written if, so long as it is obligated as a writer of the put, the Portfolio segregates with its custodian cash, United States Government securities or liquid securities at all times equal to or greater than the aggregate exercise price of the puts it has written (less any related margin deposited with the futures broker). A Portfolio will be considered "covered" with respect to a call option it has written on a debt security future if, so long as it is obligated as a writer of the call, the Portfolio owns a security deliverable under the futures contract. A Portfolio will be considered "covered" with respect to a call option it has written on a securities index future if the Portfolio owns, so long as the Portfolio is obligated as the writer of the call, a portfolio of securities the price changes of which are, in the opinion of its Adviser, expected to replicate substantially the movement of the index upon which the futures contract is based.

Upon the exercise of a call option, the writer of the option is obligated to sell the futures contract (to deliver a "long" position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a "short" position to the option holder) at the option exercise price which will presumably be higher than the current market price of the contract in the futures market. When the holder of an option exercises it and assumes a long futures position, in the case of a call, or a short futures position, in the case of a put, its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its account and must be immediately paid by the writer. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

If a Portfolio writes options on futures contracts, the Portfolio will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Portfolio will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held in or to be acquired for the Portfolio. If the option is exercised, the Portfolio will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which will offset any favorable changes in the value of its portfolio securities or, in the case of a put, lower prices of securities it intends to acquire.

         LIMITATIONS ON PURCHASE AND SALE OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Portfolios will not engage in transactions in futures contracts and related options for speculation. In addition, the Portfolios will not purchase or sell futures contracts or related options unless either (1) the futures contracts or options thereon are purchased for "bona fide hedging" purposes (as that term is defined under the CFTC regulations) or (2) if purchased for other purposes, the sum of the amounts of initial margin deposits on a Portfolio's existing futures and premiums required to establish non-hedging positions would not exceed 5% of the liquidation value of the Portfolio's total assets. In instances involving the purchase of futures contracts or the writing of put options thereon by a Portfolio, an amount of cash and cash equivalents, equal to the cost of such futures contracts or options written (less any related margin deposits), will be deposited in a segregated account with its custodian, thereby insuring that the use of such futures contracts and options is unleveraged. In instances involving the sale of futures contracts or the writing of call options thereon by a Portfolio, the securities underlying such futures contracts or options will at all times be maintained by the Portfolio or, in the case of index futures and related options, the Portfolio will own securities the price changes of which are, in the opinion of its Adviser, expected to replicate substantially the movement of the index upon which the futures contract or option is based.

For information concerning the risks associated with utilizing options, futures contracts, and forward foreign currency exchange contracts, please see "Risks of Transactions in Options, Futures Contracts and Forward Currency Contracts" on page ____.

As indicated in Appendix A, certain OF THE Portfolios may also write and purchase put and call options. Options (another type of potentially high-risk security) give the purchaser of an option the right, but not the obligation, to buy or sell in the future an asset at a predetermined price during the term of the option. (The writer of a put or call option would be obligated to buy or sell the underlying asset at a predetermined price during the term of the option.) Each Portfolio will write put and call options only if such options are considered to be "covered". A call option on a security is covered, for example, when the writer of the call option owns throughout the option period the security on which the option is written (or a security convertible into such a security without the payment of additional consideration). A put option on a security is covered, for example, when the writer of the put has deposited and maintained in a segregated account throughout the option period sufficient cash or other liquid assets in an amount equal to or greater than the exercise price of the put option.

As indicated in Appendix A, certain OF THE Portfolios will not commit more than 5% of THEIR total assets to premiums when purchasing call or put options. In addition, the total market value of securities against which a Portfolio has written call or put options may not exceed 25% of its total assets. The Warburg Pincus Small Company Value Portfolio may commit up to 10% of its total assets to premiums when purchasing put or call options. The Merrill Lynch Basic Value Equity Portfolio will not write covered call options on underlying securities exceeding 15% of the value of its total assets. THE EQ/ALLIANCE PREMIER GROWTH PORTFOLIO MAY WRITE COVERED EXCHANGE-TRADED CALL OPTIONS ON ITS SECURITIES OF UP TO 15% OF ITS TOTAL ASSETS, AND PURCHASE AND SELL EXCHANGE-TRADED CALL AND PUT OPTIONS ON COMMON STOCKS WRITTEN BY OTHERS OF UP TO, FOR ALL OPTIONS, 10% OF ITS TOTAL ASSETS.

         WRITING CALL OPTIONS. A call option is a contract which gives the purchaser of the option (in return for a premium paid) the right to buy, and the writer of the option (in return for a premium received) the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. A call option on a security is covered, for example, when the writer of the call option owns the security on which the option is written (or on a security convertible into such a security without additional consideration) throughout the option period.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities. If the futures price at expiration is below the exercise price, the Portfolio will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the value of the Portfolio's holdings of securities. The writing of a put option on a futures contract is analogous to the purchase of a futures contract in that it hedges against an increase in the price of securities the Portfolio intends to acquire. However, the hedge is limited to the amount of premium received for writing the put.

A Portfolio will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, the Portfolio will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, the Portfolio will retain the risk of loss should the price of the security decline. The premium is intended to offset that loss in whole or in part. Unlike the situation in which the Portfolio owns securities not subject to a call option, the Portfolio, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.

A Portfolio may terminate its obligation under an option it has written by buying an identical option. Such a transaction is called a "closing purchase transaction." The Portfolio will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more than the amount received from the sale of the corresponding call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or part by unrealized appreciation of the underlying security owned by the Portfolio. When an underlying security is sold from the Portfolio's securities portfolio, the Portfolio will effect a closing purchase transaction so as to close out any existing covered call option on that underlying security.

         WRITING PUT OPTIONS. The writer of a put option becomes obligated to purchase the underlying security at a specified price during the option period if the buyer elects to exercise the option before its expiration date. A Portfolio which writes a put option will be required to "cover" it, for example, by depositing and maintaining in a segregated account with its custodian cash, United States Government securities or other liquid securities having a value equal to or greater than the exercise price of the option. The Portfolios may write put options either to earn additional income in the form of option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value (e.g., the option is exercised because of a decline in the price of the underlying security, but the amount paid by the Portfolio, offset by the option premium, is less than the current price). The risk of either strategy is that the price of the underlying security may decline by an amount greater than the premium received. The premium which a Portfolio receives from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to that market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.

A Portfolio may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised.

         PURCHASING PUT AND CALL OPTIONS. A Portfolio may purchase put options on securities to protect their holdings against a substantial decline in market value. The purchase of put options on securities will enable a Portfolio to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, the Portfolio will continue to receive interest or dividend income on the security. The Portfolios may also purchase call options on securities to protect against substantial increases in prices of securities that Portfolios intend to purchase pending their ability to invest in an orderly manner in those securities. The Portfolios may sell put or call options they have previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was bought.

         SECURITIES INDEX FUTURES CONTRACTS. Purchases or sales of securities index futures contracts may be used in an attempt to protect a Portfolio's current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate "short" position in index futures, a Portfolio may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, a Portfolio can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, the Portfolio will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

         SECURITIES INDEX OPTIONS. A Portfolio may write covered put and call options and purchase call and put options on securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of a Portfolio's securities or securities it intends to purchase. Each Portfolio writes only "covered" options. A call option on a securities index is considered covered, for example, if, so long as the Portfolio is obligated as the writer of the call, it holds securities the price changes of which are, in the opinion of a Portfolio's Adviser, expected to replicate substantially the movement of the index or indexes upon which the options written by the Portfolio are based. A put on a securities index written by a Portfolio will be considered covered if, so long as it is obligated as the writer of the put, the Portfolio segregates with its custodian cash, United States Government securities or other liquid high-grade debt obligations having a value equal to or greater than the exercise price of the option. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed "index multiplier."

A securities index fluctuates with changes in the market value of the securities so included. For example, some securities index options are based on a broad market index such as the STANDARD & POOR'S 500 or the NYSE Composite Index, or a narrower market index such as the STANDARD & POOR'S 100. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

         OVER-THE-COUNTER OPTIONS. As indicated in Appendix A, certain OF THE Portfolios may engage in over-the-counter put and call option transactions. The Warburg Pincus Small Company Value Portfolio may utilize up to 10% of its total assets to purchase exchange-listed and over-the-counter put and call options on stock indexes. Options traded in the over-the-counter market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to such options. Such over-the-counter options, and the securities used as "cover" for such options, may be considered illiquid securities. Certain Portfolios may enter into contracts (or amend existing contracts) with primary dealers with whom they write over-the-counter options. The contracts will provide that each Portfolio has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by each Portfolio for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount the option is "in-the-money"). The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." Although the specific details of the formula may vary with different primary dealers, each contract will provide a formula to determine the maximum price at which each Portfolio can repurchase the option at any time. The Portfolios have established standards of creditworthiness for these primary dealers, although the Portfolios may still be subject to the risk that firms participating in such transactions will fail to meet their obligations. In instances in which a Portfolio has entered into agreements with respect to the over-the-counter options it has written, and such agreements would enable the Portfolio to have an absolute right to repurchase at a pre-established formula price the over-the-counter option written by it, the Portfolio would treat as illiquid only securities equal in amount to the formula price described above less the amount by which the option is "in-the-money," i.e., the amount by which the price of the option exceeds the exercise price.

RISKS OF TRANSACTIONS IN OPTIONS, FUTURES CONTRACTS AND FORWARD CURRENCY
CONTRACTS

         OPTIONS. A closing purchase transaction for exchange-traded options may be made only on a national securities exchange ("exchange"). There is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options, such as over-the-counter options, no secondary market on an exchange may exist. If a Portfolio is unable to effect a closing purchase transaction, the Portfolio will not sell the underlying security until the option expires or the Portfolio delivers the underlying security upon exercise.

Options traded in the over-the-counter market may not be as actively traded as those on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter. The Portfolios will engage in such transactions only with firms of sufficient credit so as to minimize these risks. Such options and the securities used as "cover" for such options may be considered illiquid securities.

The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by a Portfolio will not exactly match the composition of the securities indexes on which options are written. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by a Portfolio in purchasing an option will be lost if the changes (increase in the case of a call, decrease in the case of a put) in the level of the index do not exceed the cost of the option.

FUTURES. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, market trends or interest rate trends. There are several risks in connection with the use by a Portfolio of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. A Portfolio's Adviser will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the Portfolio's underlying instruments sought to be hedged.

Successful use of futures contracts by a Portfolio for hedging purposes is also subject to a Portfolio's ability to correctly predict movements in the direction of the market. It is possible that, when a Portfolio has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance and the value of the underlying instruments held in the Portfolio's portfolio might decline. If this were to occur, the Portfolio would lose money on the futures and also would experience a decline in value in its underlying instruments.

Positions in futures contracts may be closed out only on an exchange or a board of trade which provides the market for such futures. Although the Portfolios, specified in the Prospectus, intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active market, there is no guarantee that such will exist for any particular contract or at any particular time. If there is not a liquid market at a particular time, it may not be possible to close a futures position at such time, and, in the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of variation margin. However, in the event futures positions are used to hedge portfolio securities, the securities will not be sold until the futures positions can be liquidated. In such circumstances, an increase in the price of securities, if any, may partially or completely offset losses on the futures contracts.

         FOREIGN OPTIONS AND FUTURES. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, when a Portfolio trades foreign futures or foreign options contracts, it may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, funds received from a Portfolio for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time the Portfolio's order is placed and the time it is liquidated, offset or exercised.

         FOREIGN CURRENCY CONTRACTS. Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. These hedging transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Whether a currency hedge benefits a Portfolio will depend on the ability of a Portfolio's Adviser to predict future currency exchange rates.

The writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and a Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to a Portfolio's position, it may forfeit the entire amount of the premium plus related transaction costs.

PASSIVE FOREIGN INVESTMENT COMPANIES. As indicated in Appendix A, certain OF
THE Portfolios may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies ("PFICs"). Such entities have been the only or primary way to invest in certain countries because some foreign countries limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein. However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. For tax purposes these funds may be known as passive foreign investment companies.

The Portfolios are subject to certain percentage limitations under the 1940 Act relating to the purchase of securities of investment companies, and, consequently, each Portfolio may have to subject any of its investments in other investment companies, including PFICS, to the limitation that no more than 10% of the value of the Portfolio's total assets may be invested in such securities. In addition to bearing their proportionate share of a Portfolio's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such entities. Like other foreign securities, interests in passive foreign investment companies also involve the risk of foreign securities, as described above.

PAYMENT-IN-KIND BONDS. As indicated in Appendix A, certain OF THE Portfolios may invest in payment-in-kind bonds. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The value of payment-in-kind bonds is subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest in cash currently. Payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. Even though such bonds do not pay current interest in cash, the Portfolios are nonetheless required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, the Portfolios could be required, at times, to liquidate other investments in order to satisfy its distribution requirements.

REPURCHASE AGREEMENTS. Each PORTFOLIO OTHER THAN THE ALLIANCE EQUITY INDEX Portfolio may enter into repurchase agreements with qualified and Board approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on its cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio's right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

Under a repurchase agreement, underlying debt instruments are acquired for a relatively short period (usually not more than one week and never more than a year) subject to an obligation of the seller to repurchase and the Portfolio to resell the instrument at a fixed price and time, thereby determining the yield during the Portfolio's holding period. This results in a fixed rate of return insulated from market fluctuation during that holding period.

Repurchase agreements may have the characteristics of loans by a Portfolio. During the term of the repurchase agreement, a Portfolio retains the security subject to the repurchase agreement as collateral securing the seller's repurchase obligation, continually monitors on a daily basis the market value of the security subject to the agreement and requires the seller to deposit with the Portfolio collateral equal to any amount by which the market value of the security subject to the repurchase agreements falls below the resale amount provided under the repurchase agreement. A Portfolio will enter into repurchase agreements (with respect to United States Government obligations, certificates of deposit, or bankers' acceptances) with registered brokers-dealers, United States Government securities dealers or domestic banks whose creditworthiness is determined to be satisfactory by the Portfolio's Adviser, pursuant to guidelines adopted by the Board of Trustees. Generally, a Portfolio does not invest in repurchase agreements maturing in more than seven days. The staff of the SEC currently takes the position that repurchase agreements maturing in more than seven days are illiquid securities.

If a seller under a repurchase agreement were to default on the agreement and be unable to repurchase the security subject to the repurchase agreement, the Portfolio would look to the collateral underlying the seller's repurchase agreement, including the security subject to the repurchase agreement, for satisfaction of the seller's obligation to the Portfolio. In the event a repurchase agreement is considered a loan and the seller defaults, the Portfolio might incur a loss if the value of the collateral declines and may incur disposition costs in liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization of the collateral may be delayed or limited and a loss may be incurred.

REAL ESTATE INVESTMENT TRUSTS. As indicated in Appendix A, certain OF THE Portfolios may each invest up to 15% of its respective net assets in investments related to real estate, including real estate investment trusts ("REITS"). Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITS may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITS are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITS are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Code and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITS could end up holding the underlying real estate.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. As indicated in Appendix A, certain OF THE Portfolios may each enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio. The Portfolio's investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. The Portfolio may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. At the time a Portfolio enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing cash or other liquid securities having a value not less than the repurchase price (including accrued interest). If interest rates rise during a reverse repurchase agreement, it may adversely affect the Portfolio's net asset value. See "Fundamental Restrictions" for more information concerning restrictions on borrowing by each Portfolio. REVERSE REPURCHASE AGREEMENTS ARE CONSIDERED TO BE BORROWINGS UNDER THE 1940 ACT.

The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). A Portfolio's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities a Portfolio has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Portfolio's obligation to repurchase the securities, and a Portfolio's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

In "dollar ROLL" transactions, a Portfolio sells fixed-income securities for delivery in the current month and simultaneously contracts to repurchase similar but not identical (same type, coupon and maturity) securities on a specified future date. During the roll period, a Portfolio would forego principal and interest paid on such securities. A Portfolio would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. At the time a Portfolio enters into a dollar roll transaction, it will place in a segregated account maintained with an approved custodian cash or other liquid securities having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that its value is maintained.

SECURITIES LOANS. All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the Portfolios an amount equal to any dividends or interest received on loaned securities. The Portfolios retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially.

Securities loans are made to broker-dealers or institutional investors or other persons, pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the loaned securities marked to market on a daily basis. The collateral received will consist of cash, United States Government securities, letters of credit or such other collateral as may be permitted under a Portfolio's investment program. While the securities are being loaned, a Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. A Portfolio has a right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period for purchases and sales of such securities in such foreign markets. A Portfolio will generally not have the right to vote securities while they are being loaned, but its Manager or Adviser will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by a Portfolio's Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

SHORT SALES AGAINST THE BOX. As indicated in Appendix A, certain OF THE Portfolios may enter into a "short sale" of securities in circumstances in which, at the time the short position is open, the Portfolio owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one "against the box," may be entered into by each Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. Each Portfolio will deposit, in a segregated account with its custodian or a qualified subcustodian, the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Each Portfolio will endeavor to offset transaction costs associated with short sales against the box with the income from the investment of the cash proceeds. Not more than 10% of a Portfolio's net assets (taken at current value) may be held as collateral for short sales against the box at any one time. The extent to which a Portfolio may make short sales may be limited by Code requirements for qualification as a regulated investment company.

SMALL COMPANY SECURITIES. As indicated in Appendix A, certain OF THE
Portfolios may invest in the securities of smaller capitalization companies. Investing in securities of small companies may involve greater risks since these securities may have limited marketability and, thus, may be more volatile. Because smaller companies normally have fewer shares outstanding than larger companies, it may be more difficult for a Portfolio to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. In addition, small companies often have limited product lines, markets or financial resources and are typically subject to greater changes in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning smaller companies than for larger, more established ones and smaller companies may be dependent for management on one or a few key persons. Therefore, an investment in these Portfolios may involve a greater degree of risk than an investment in other Portfolios that seek capital appreciation by investing in better known, larger companies.

STRUCTURED NOTES. The ALLIANCE PORTFOLIOS AND THE Morgan Stanley Emerging Markets Equity Portfolio may invest in structured notes, which are derivatives on which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. Structured notes are interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities and the issuance by that entity of one or more classes of securities backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured notes to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payment made with respect to structured notes is dependent on the extent of the cash flow on the underlying instruments. Because structured notes of the type in which the Morgan Stanley Emerging Markets Equity Portfolio may invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. The Morgan Stanley Emerging Markets Equity Portfolio may invest in a class of structured notes that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured notes typically have higher yields and present greater risks than unsubordinated structured notes. Certain issuers of structured notes may be deemed to be "investment companies" as defined in the 1940 Act. As a result, the Morgan Stanley Emerging Markets Equity Portfolio's investment in these structured notes may be limited by restrictions contained in the 1940 Act. Structured notes are typically sold in private placement transactions, and there currently is no active trading market for structured notes.

SWAPS. As indicated in Appendix A, certain OF THE Portfolios may each invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term "specified index" includes, but is not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, a Portfolio may agree to swap the return generated by a fixed income index for the return generated by a second fixed income index. The currency swaps in which a Portfolio may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

A Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. A Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of unencumbered liquid assets, to avoid any potential leveraging of a Portfolio. To the extent that these swaps are entered into for hedging purposes, the Advisers believe such obligations do not constitute "senior securities" under the 1940 Act and, accordingly, the Adviser will not treat them as being subject to a Portfolio's borrowing restrictions. A Portfolio may enter into OTC swap transactions with counterparties that are approved by the Advisers in accordance with guidelines established by the Board of Trustees. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings.

The Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. The Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, United States Government securities, or high grade debt obligations. No Portfolio will enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust's Board of Trustees. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Swaps that include more recent innovations for which standardized documentation has not yet been fully developed are less liquid than "traditional" swaps. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If an Adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.

The swaps in which a Portfolio may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments the Portfolio is contractually obligated to make. If the other party to a swap defaults, the Portfolio's risk of loss consists of the net amount of payments that the Portfolio contractually is entitled to receive. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, a Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Certain swap transactions involve more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than traditional swap transactions.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If an Adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.

UNITED STATES GOVERNMENT SECURITIES. Each Portfolio may invest in debt obligations of varying maturities issued or guaranteed by the United States Government, its agencies or instrumentalities ("United States Government securities"). Direct obligations of the United States Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. United States Government securities also include securities issued or guaranteed by government agencies that are supported by the full faith and credit of the United States (e.g., securities issued by the Federal Housing Administration, Export-Import Bank of the United States, Small Business Administration, and Government National Mortgage Association); securities issued or guaranteed by government agencies that are supported by the ability to borrow from the United States Treasury (e.g., securities issued by the Federal National Mortgage Association); and securities issued or guaranteed by government agencies that are only supported by the credit of the particular agency (e.g., Interamerican Development Bank, the International Bank for Reconstruction and Development, and the Tennessee Valley Authority).


WARRANTS. ALL OF THE ALLIANCE PORTFOLIOS, EXCEPT THE ALLIANCE MONEY MARKET PORTFOLIO, MAY PURCHASE WARRANTS AND SIMILAR RIGHTS. WARRANTS are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This effect enables the investor to gain exposure to the underlying security with a relatively low capital investment but increases an investor's risk in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value.


The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant. Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.


ZERO-COUPON BONDS. As indicated in Appendix A, certain OF THE Portfolios may invest in zero-coupon bonds. Zero-coupon bonds are issued at a significant discount from their principal amount and pay interest only at maturity rather than at intervals during the life of the security. The value of zero-coupon bonds is subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest in cash currently. Zero-coupon bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. Even though such bonds do not pay current interest in cash, a Portfolio is nonetheless required to accrue interest income on such investments and to distribute such amounts at least annually to investors in such instruments. Thus, each Portfolio could be required, at times, to liquidate other investments in order to satisfy its distribution requirements.

PORTFOLIO TURNOVER. The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as "portfolio turnover." A high turnover rate (100% or more) increases transaction costs (e.g., brokerage commissions) which must be born by the Portfolio and its shareholders and increases realized gains and losses. See "Financial Highlights" in the Prospectus for the actual portfolio turnover rates of the Portfolios through December 31, 1998.

MANAGEMENT OF THE TRUST

The Board has the responsibility for the overall management of the Trust and its Portfolios, including general supervision and review of the investment activities and the conformity with Delaware Law and the stated policies of the Trust's Portfolios. The Board elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, and other information are shown below.

As of March 31, 1999 the Trustees and officers of the Trust owned Contracts entitling them to provide voting instructions in the aggregate with respect to less than one percent of the Trust's shares of beneficial interest.

THE TRUSTEES

NAME, ADDRESS AND AGE                 PRINCIPAL OCCUPATION DURING LAST FIVE YEARS

Peter D. Noris* (43)                  Executive Vice President and Chief Investment Officer, Equitable Life since May
 Equitable Life                       1995; prior thereto, Vice President, Salomon Brothers Inc., 1992 to 1995.
 1290 Avenue of the Americas          Principal, Equity Division, Morgan Stanley & Co., Inc., 1984 to 1992. Director,
 New York, New York 10104             Alliance Capital Management Co. since July 1995. Trustee, Hudson River Trust
                                      (investment company) since July 1995. Executive Vice President, EQ Financial
                                      Consultants, Inc. since November 1996.

Jettie M. Edwards (52)                Partner and Consultant, Syrus Associates since 1986. Trustee, Provident
 Syrus Associates                     Investment Counsel Trust (investment company) since 1992. Director, The PBHG
 880 Third Avenue                     Funds, Inc. (investment company) since 1995.
 New York, NY 10022

William M. Kearns, Jr. (63)           President, W.M. Kearns & Co., Inc., a private investment company, since 1994;
 W.M. Kearns & Co., Inc.              Director, Kuhlman Corporation, Malibu Entertainment Worldwide, Inc., Selective
 310 South Street                     Insurance Group, Inc., as well as a number of private and venture-backed
 Morristown, NJ 07960                 companies; Managing Director, Lehman Brothers, Inc. and predecessor firms,
                                      1969-1992; Advisory Director, Lehman Brothers, Inc. 1992-1994.

Christopher P.A. Komisarjevsky (54)   President and Chief Executive Officer, Burson-Marsteller USA since 1996.
 Burson-Marsteller                    President and Chief Executive Officer, Burson-Marsteller New York, 1995 to 1996.
 230 Park Avenue South                President and Chief Executive Officer, Gavin Anderson & Company New York, 1994
 New York, NY 10003-1566              to 1995. Prior thereto, he held various positions with Hill and Knowlton, Inc.
                                      for twenty years.

Harvey Rosenthal (56)                 Independent Director and Investor, CVS Corporation (formerly Melville
 60 State Street                      Corporation) since 1996. President and Chief Operating Officer, CVS Corporation
 Suite 700                            from 1994 to 1996. Prior thereto, he held various positions with CVS division of
 Boston, MA 02109                     Melville Corporation, for twenty-seven years.

William T. McCaffrey* (62)            Director, Senior Executive Vice President and Chief Operating Officer, Equitable
 89-25 63rd Avenue                    Life, to March 1998. Executive Vice President and Chief Administrative Officer,
 Rego Park, NY 11374                  The Equitable Companies Incorporated since 1994. Director, Equitable Foundation and Equitable Distributors, Inc. since May 1996.

Michael Hegarty* (54)                 Director, President and Chief Operating Officer, Equitable Life since April 1,
 Equitable Life                       1998. Vice Chairman, Chase Manhattan Corporation from 1996 to 1998. Vice
                                      Chairman, Chemical Bank, 1995 to 1996 (Chase

                                      -40-


 1290 Avenue of the Americas          Manhattan Corporation and Chemical Bank merged in 1996). Senior Executive Vice
 New York, New York 10104             President, Chemical Bank, 1991-1995. Executive Vice President, Group Executive
                                      and other various positions, Manufacturers Hanover Trust.



----------

* Mr. Noris, Mr. McCaffrey and Mr. Hegarty are "interested persons" (as defined in the 1940 Act) of the Trust. Mr. Noris, Mr. McCaffrey and Mr. Hegarty are deemed "interested persons" of the Trust by virtue of their position as officers of Equitable Life.

COMMITTEES OF THE BOARD

The Trust has a standing audit committee consisting of all of the Trust's disinterested Trustees. The audit committee's function is to recommend to the Board of Trustees a firm of independent accountants to conduct the annual audit of the Trust's financial statements; review with such firm the outline, scope and results of this annual audit; and review the performance and fees charged by the independent accountants for professional services. In addition, the committee meets with the independent accountants and representatives of management to review accounting activities and areas of financial reporting and control.

The Trust has a valuation committee consisting of Peter D. Noris, Harvey Blitz, Kevin Byrne, Brian O'Neil, and such other officers of the Trust, the Manager, and Chase Global Funds Services Company, as well as such officers of any Adviser to any Portfolio as are deemed necessary by Mr. Noris or Mr. Blitz from time to time, each of whom shall serve at the pleasure of the Board of Trustees as members of the Valuation Committee. This committee determines the value of any of the Trust's securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided.

The Trust has a compensation committee consisting of Jettie M. Edwards, William
K. Kearns, Jr., Christopher P.A. Komisarjevsky and Harvey Rosenthal. The compensation committee's function is to review the Trustees' compensation arrangements.

The Trust has a conflicts committee consisting of Peter D. Noris and William T. McCaffrey. The conflicts committee's function is to take any action necessary to resolve conflicts among shareholders.

COMPENSATION OF THE TRUSTEES

Each Trustee, other than those who are "interested persons" of the Trust (as defined in the 1940 Act), receives from the Trust an annual fee of $25,000 plus an additional fee of $1,000 per Board meeting and $500 per committee meeting attended in person or by telephone.

                           TRUSTEE COMPENSATION TABLE*

TRUSTEE                                   AGGREGATE                 PENSION OR                       TOTAL
                                         COMPENSATION               RETIREMENT                    COMPENSATION
                                        FROM THE TRUST           BENEFITS ACCRUED                  FROM TRUST
                                                                    AS PART OF                  PAID TO TRUSTEES
                                                                  TRUST EXPENSES
Peter D. Noris                               $-0-                      $-0-                           $-0-

                                     -41-


TRUSTEE                                   AGGREGATE                 PENSION OR                       TOTAL
                                         COMPENSATION               RETIREMENT                    COMPENSATION
                                        FROM THE TRUST           BENEFITS ACCRUED                  FROM TRUST
                                                                    AS PART OF                  PAID TO TRUSTEES
                                                                 TRUST EXPENSES
Jettie M. Edwards                          $30,000                     $-0-                         $30,000
William M. Kearns, Jr.                     $30,000                     $-0-                         $30,000
Christopher P.A. Komisarjevsky            $30,000**                    $-0-                        $30,000**
Harvey Rosenthal                           $30,000                     $-0-                         $30,000
William T. McCaffrey                         $-0-                      $-0-                           $-0-
Michael Hegarty                              $-0-                      $-0-                           $-0-


----------
*For the initial fiscal year.

**Mr. Komisarjevsky has elected to participate in the Trust's deferred compensation plan. As of December 31, 1998, Mr. Komisarjevsky had accrued $32,424 (including interest).

A deferred compensation plan for the benefit of the Trustees has been adopted by the Trust. Under the deferred compensation plan, each Trustee may defer payment of all or part of the fees payable for such Trustee's services. Each Trustee may defer payment of such fees until his or her retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the deferred compensation plan, together with accrued interest thereon, will be disbursed to a participating Trustee in monthly installments over a five to twenty year period elected by such Trustee.

THE TRUST'S OFFICERS

No officer of the Trust receives any compensation paid by the Trust. Each officer of the Trust is an employee of the Manager, Equitable Distributors, Inc. ("EDI"), Equitable or Chase Global Funds Services Company. The Trust's principal officers are:

NAME, AGE AND POSITION WITH TRUST              PRINCIPAL OCCUPATION DURING LAST FIVE YEARS
Peter D. Noris (43)                            (see above)
 President

Harvey Blitz (52)                              Senior Vice President, Equitable Life since September 1987. Senior Vice
 Vice President and Chief Financial Officer    President, The Equitable Companies Incorporated since July 1992. Director, The
                                               Equitable of Colorado, Inc. since September 1992. Director and Chairman,
                                               Frontier Trust Company since April 1993 and September 1995, respectively.
                                               Director, Equitable Distributors, Inc., February 1995 to May 1996. Director and
                                               Senior Vice President, EquiSource since October 1992 and June 1993, respectively. Director and Executive Vice President, EQ Financial Consultants,
                                               Inc. since September 1992 and November 1996, respectively.

Brian O'Neil (47)                              Executive Vice President, Equitable Life since November 1998. Chief Investment
 Vice President                                Officer, AXA Investment Management Paris since July 1995. Executive Vice
                                               President and Chief Investment Officer, Equitable Life since 1992.

Kevin R. Byrne (42)                            Vice President and Treasurer, The Equitable Companies Incorporated and Equitable
 Vice President and Treasurer                  Life. Treasurer, Frontier Trust Company and EquiSource. Vice President and
                                               Treasurer, Equitable Casualty Insurance Company.

Robin K. Murray (43)                           Vice President, Office of the Chief Investment Officer, and First Vice
 First Vice President                          President, Equitable Financial Consultants, Inc. since May 1997. Vice President,
                                               Office of the President, Equitable Life since 1996. Vice President, Income
                                               Management Group, Equitable Life since 1994; Assistant Vice President of
                                               Marketing, Equitable Life from 1989 to 1994.

Martin J. Telles (50)                          Executive Vice President and Chief Marketing Officer, Equico Securities since 1993.
 Vice President                                Director, Royal Alliance.

Mary Joan Hoene, Esq. (49)                     Vice President and Counsel, Insurance Division, Equitable Life since 1998.
  Vice President                               Divisional Senior Vice President, Financial Institution and Government Affairs,
                                               AIG Technical Services from 1994 to 1998. General Counsel, Mitchell Hutchins
                                               Asset Management Inc., from 1988 to 1994.

Allen T. Zabusky (47)                          Vice President and Deputy Controller, Equitable Life since 1990. Controller, The
 Vice President and Controller                 Equitable of Colorado, Inc. since 1996.

Mary E. Cantwell (37)                          Assistant Vice President, Office of the Chief Investment Officer, Equitable Life
 Assistant Vice President                      since September 1997. Assistant Vice President, Equitable Financial Consultants,
                                               Inc. since September 1997. Marketing Director, Income Management Group,
                                               Equitable Life since 1994. Marketing Manager, Equitable Life since 1991.

Paul Roselli (34)                               Vice President, Fund Administration, Chase Global Funds Services Company since
 Assistant Treasurer                            March 1997. Assistant Manager of Fund Accounting , Brown Brothers Harriman from
                                                July 1993 to March 1997.

Karl O. Hartmann (43)                           Senior Vice President, SECRETARY and General Counsel OF Chase Global Funds
 Assistant Secretary                            Services Company SINCE NOVEMBER 1991.

Lloyd Lipsett (34)                              Vice President and Associate General Counsel, Chase Global Funds Services
 Assistant Secretary                            Company since 1997. Associate, Hale and Dorr (law firm), 1995 to 1997.
                                                Associate, Choate, Hall & Stewart (law firm), 1993 to 1995.


CONTROL PERSON AND PRINCIPAL HOLDERS OF SECURITIES

The Trust continuously offers its shares to separate accounts of insurance companies in connection with variable life insurance contracts and variable annuity certificates and contracts (the "Contracts") and to participants in tax-qualified retirement plans. THE TRUST'S shares currently are sold TO: (I) INSURANCE COMPANY SEPARATE ACCOUNTS IN CONNECTION WITH CONTRACTS ISSUED BY EQUITABLE EOC; (II) TO THE EQUITABLE PLAN; AND (III) INSURANCE COMPANY separate accounts of : INTEGRITY LIFE INSURANCE COMPANY; AMERICAN FRANKLIN LIFE INSURANCE COMPANY; AND TRANSAMERICA OCCIDENTAL

LIFE INSURANCE COMPANY, EACH OF WHICH IS UNAFFILIATED WITH EQUITABLE. Equitable may be deemed to be a control person with respect to the Trust by virtue of its ownership of ___% of the Trust's shares as of MAY 1, 1999. Equitable is organized as a New York Stock life insurance company and is a wholly owned subsidiary of The Equitable Companies, Incorporated, a subsidiary of AXA, a French insurance holding company. During 1999, The Equitable Companies, Incorporated plans to change its name to AXA Financial, Inc.

As a "series" type of mutual fund, the Trust issues separate series of shares of beneficial interest with respect to each Portfolio. Each Portfolio resembles a separate fund issuing a separate class of stock. Because of current federal securities law requirements, the Trust expects that its shareholders will offer to owners of the Contracts (the "Contract owners") and participants in the Equitable Plan the opportunity to instruct them as to how shares allocable to their Contracts or to the Equitable Plan will be voted with respect to certain matters, such as approval of investment advisory agreements. To the Trust's knowledge, as of the date of this Statement of Additional Information ("SAI"), no Contract owners owned Contracts entitling such persons to give voting instructions regarding more than 5% of the outstanding shares of any Portfolio. As of the date of this SAI, no participant in the Equitable Plan had interests in the Equitable Plan entitling such person to give voting instructions regarding more than 5% of the outstanding shares of any Portfolio.

The Trust may in the future offer its shares to separate accounts of insurance companies unaffiliated with Equitable, as well as to tax-qualified retirement plans in addition to the Equitable Plan. The Trust does not currently foresee any disadvantages to Contract owners or participants in the Equitable Plan arising from offering the Trust's shares to separate accounts of insurance companies that are unaffiliated with each other or to tax-qualified retirement plans in addition to the Equitable Plan. However, it is theoretically possible that, at some time, the interests of various Contract owners participating in the Trust through their separate accounts and tax-qualified retirement plans might conflict. In the case of a material irreconcilable conflict, one or more separate accounts or tax-qualified retirement plans might withdraw their investments in the Trust, which would possibly force the Trust to sell portfolio securities at disadvantageous prices. The Trustees of the Trust intend to monitor events for the existence of any material irreconcilable conflicts between or among such separate accounts and tax-qualified retirement plans and will take whatever remedial action may be necessary.

INVESTMENT MANAGEMENT AND OTHER SERVICES

THE MANAGER

EQ Financial Consultants, Inc. ("EQFC" or "Manager") is the investment manager for each Portfolio. T. Rowe Price Associates, Inc. ("T. Rowe Price"), Rowe Price-Fleming International, Inc. ("Price Fleming"), Putnam Investment Management, Inc. ("Putnam Management"), Massachusetts Financial Services Company ("MFS"), Morgan Stanley Asset Management Inc. ("MSAM"), Warburg Pincus Asset Management, Inc. ("Warburg"), Merrill Lynch Asset Management, L.P. ("MLAM"), Lazard Asset Management ("LAM"), a division of Lazard Freres and Company, LLC, J.P. Morgan Investment Management Inc. ("J.P. Morgan"), Bankers Trust Company ("Bankers Trust"), Evergreen Asset Management Corp. ("Evergreen"), Alliance Capital Management, L.P. ("Alliance"), and Capital Guardian Trust Company ("Capital Guardian") (each an "Adviser," and together the "Advisers") serve as investment advisers to one or more of the Portfolios, as described more fully in the Prospectus.

The Manager is an investment adviser registered with the SEC under the 1940 Act and a broker-dealer registered with the SEC under the Securities Exchange Act of 1934, as amended ("1934 Act"). The Manager has served as an investment manager to each Portfolio of the Trust since its inception. The Manager currently furnishes specialized investment advice to individuals, pension and profit sharing plans, trusts, charitable organizations, corporations and other business entities. The Manager is a wholly-owned subsidiary of Equitable Holding Corporation, a wholly-owned subsidiary of Equitable. During 1999, the Manager plans to change its name to AXA Advisors, Inc.

Equitable, which is a New York life insurance company and one of the largest life insurance companies in the United States, is a wholly-owned subsidiary of The Equitable Companies Incorporated ("The Equitable Companies"), a publicly-owned holding company. The principal offices of The Equitable Companies and Equitable are located at 1290 Avenue of the Americas, New York, New York 10104.

AXA is the largest shareholder of The Equitable Companies. On March 1, 1999, AXA owned, directly or indirectly through its affiliates, 58.4% of the outstanding common stock of The Equitable Companies. AXA is the holding company for an international group of insurance and related financial services companies. AXA's insurance operations include activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically, with activities principally in Western Europe, North America, and the Asia/Pacific area and, to a lesser extent, in Africa and South America. AXA is also engaged in asset management, investment banking, securities trading, brokerage, real estate and other financial services activities principally in the United States, as well as in Western Europe and the Asia/Pacific area.

The Trust and Manager have entered into an investment management agreement ("Management Agreement"). This was initially approved by the Board of Trustees on March 31, 1997. The Management Agreement obligates the Manager to: (i) provide investment management services to the Trust; (ii) select the Adviser for each Portfolio; (iii) monitor the Adviser's investment programs and results;
(iv) review brokerage matters; (v) oversee compliance by the Trust with various federal and state statutes; and (vi) carry out the directives of the Board of Trustees. The Management Agreement requires the Manager to provide the Trust with office space, office equipment, and personnel necessary to operate and administer the Trust's business, and also to supervise the provision of services by third parties. The continuance of the Management Agreement, with respect to each Portfolio, after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of such Portfolio and
(ii) by the affirmative vote of a majority of the Trustees who are not parties to the Management Agreement or "interested persons" (as defined in the 1940 Act) of any such party by votes cast in person at a meeting called for such purpose. The Management Agreement with respect to each Portfolio may be terminated (i) at any time, without the payment of any penalty, by the Trust upon the vote of a majority of the Trustees or by vote of the majority of the outstanding voting securities (as defined in the 1940 Act) of such Portfolio upon sixty (60) days' written notice to the Manager or (ii) by the Manager at any time without penalty upon sixty (60) days' written notice to the Trust. The Management Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

Each Portfolio pays a fee to the Manager as described below for the investment management services the Manager provides each Portfolio. The Manager and the Trust have also entered into an expense limitation agreement with respect to each Portfolio ("Expense Limitation Agreement"), pursuant to which the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses (with certain exceptions described in the Prospectus) of each Portfolio are limited to the extent described in the "Management of the Trust -- Expense Limitation Agreement" section of the Prospectus.

In addition to the management fees, the Trust pays all expenses not assumed by the Manager, including, without limitation: the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing annual and semi-annual reports to shareholders, proxy statements, prospectuses, prospectus supplements and statements of additional information, all to the extent they are sent to existing Contract owners; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state or local income or other taxes;

any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of the Portfolios of the Trust on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each Portfolio or the nature of the services performed and relative applicability to each Portfolio. As discussed in greater detail below, under "Distribution of the Trust's Shares," the Class IB shares may pay for certain distribution related expenses in connection with activities primarily intended to result in the sale of its shares.

The TABLES below SHOW the fees paid by each Portfolio to the Manager during the YEARS ended December 31, 1997 AND 1998, RESPECTIVELY. The first column shows each fee without fee waivers, the second column shows the fees actually paid to the Manager after fee waivers and the third column shows the total amount of fees waived by the Manager and other expenses of each Portfolio assumed by the Manager pursuant to the Expense Limitation Agreement.


                                                                       FISCAL YEAR ENDED DECEMBER 31, 1997*

PORTFOLIO                                                 MANAGEMENT             MANAGEMENT FEE                TOTAL AMOUNT OF
                                                             FEE                PAID TO MANAGER                FEES WAIVED AND
                                                                               AFTER FEE WAIVER                OTHER EXPENSES
                                                                                                             ASSUMED BY MANAGER
MERRILL LYNCH BASIC VALUE EQUITY PORTFOLIO                 $73,477                     $0                         $123,460
MERRILL LYNCH WORLD STRATEGY PORTFOLIO                     $49,425                     $0                         $115,763
MFS EMERGING GROWTH COMPANIES PORTFOLIO                    $169,781                    $0                         $280,111
MFS RESEARCH PORTFOLIO                                     $186,533                    $0                         $292,185
EQ/PUTNAM BALANCED PORTFOLIO                               $50,946                     $0                         $137,739
EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO                  $227,936                    $0                         $350,861
EQ/PUTNAM INTERNATIONAL EQUITY PORTFOLIO                   $130,202                    $0                         $228,427
EQ/PUTNAM INVESTORS GROWTH PORTFOLIO                       $67,578                     $0                         $141,578
T. ROWE PRICE EQUITY INCOME PORTFOLIO                      $166,401                    $0                         $250,098
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO                $213,839                    $0                         $365,096
WARBURG PINCUS SMALL COMPANY VALUE PORTFOLIO               $252,178                  $5,693                       $246,485
MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO           $66,404                  $23,496                        $42,908

----------

* EXCEPT FOR MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO, EACH OF THE PORTFOLIOS ABOVE COMMENCED OPERATIONS ON MAY 1, 1997. MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO COMMENCED OPERATIONS ON AUGUST 20, 1997. THE BT EQUITY 500 INDEX, BT INTERNATIONAL EQUITY INDEX, BT SMALL COMPANY INDEX, JPM CORE BOND, LAZARD LARGE CAP VALUE AND LAZARD SMALL CAP PORTFOLIOS ARE NOT INCLUDED IN THE ABOVE TABLE BECAUSE THEY HAD NO OPERATIONS DURING THE FISCAL YEAR ENDED DECEMBER 31, 1997 EXCEPT FOR THE ISSUANCE OF CLASS IB SHARES.


                                                                    CALENDAR YEAR ENDED DECEMBER 31, 1998*

PORTFOLIO                                                  MANAGEMENT           MANAGEMENT FEE           TOTAL AMOUNT OF
                                                              FEE              PAID TO MANAGER           FEES WAIVED AND
                                                                              AFTER FEE WAIVER           OTHER EXPENSES
                                                                                                       ASSUMED BY MANAGER
Merrill Lynch Basic Value Equity Portfolio                  $632,783               $396,615                  $236,168
Merrill Lynch World Strategy Portfolio                      $179,486                $75,018                  $104,468
MFS Emerging Growth Companies Portfolio                   $1,351,932               $881,342                  $470,590
MFS Research Portfolio                                    $1,319,969               $842,389                  $477,580
EQ/Putnam Balanced Portfolio                                $269,939                $99,960                  $169,979
EQ/Putnam Growth & Income Value Portfolio                 $1,654,313             $1,069,169                  $585,144
EQ/Putnam International Equity Portfolio                    $673,315               $421,928                  $251,387
EQ/Putnam Investors Growth Portfolio                        $497,899               $282,976                  $214,923
T. Rowe Price Equity Income Portfolio                     $1,000,224               $661,278                  $338,946
T. Rowe Price International Stock Portfolio                 $788,805               $573,446                  $215,359
Warburg Pincus Small Company Value Portfolio              $1,012,129               $738,570                  $273,559
Morgan Stanley Emerging Markets Equity Portfolio            $364,795               $105,117                  $259,678
BT Equity 500 Index Portfolio                               $210,001                     $0                  $232,207


                                       -46-


                                                                    CALENDAR YEAR ENDED DECEMBER 31, 1998*

PORTFOLIO                                                  MANAGEMENT           MANAGEMENT FEE           TOTAL AMOUNT OF
                                                              FEE              PAID TO MANAGER           FEES WAIVED AND
                                                                              AFTER FEE WAIVER           OTHER EXPENSES
                                                                                                       ASSUMED BY MANAGER

BT International Equity Index Portfolio                      $98,039                     $0                  $180,103
BT Small Company Index Portfolio                             $45,728                     $0                  $220,614
JPM Core Bond Portfolio                                     $172,507                $86,266                   $86,241
Lazard Large Cap Value Portfolio                            $160,570                $73,011                   $87,559
Lazard Small Cap Portfolio                                  $194,797               $111,500                   $83,297


* THE ALLIANCE AGGRESSIVE STOCK, ALLIANCE BALANCED, ALLIANCE COMMON STOCK, ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO, ALLIANCE EQUITY INDEX,
     ALLIANCE GLOBAL, ALLIANCE GROWTH AND INCOME, ALLIANCE GROWTH INVESTORS, ALLIANCE HIGH YIELD, ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO, ALLIANCE INTERNATIONAL, ALLIANCE MONEY MARKET, ALLIANCE QUALITY BOND, ALLIANCE SMALL CAP GROWTH, EQ/Evergreen Foundation, EQ/Evergreen, MFS Growth with Income, EQ/Alliance Premier Growth, Capital Guardian Research, Capital Guardian U.S. Equity and Capital Guardian International Portfolios are not included in the above TABLES because they had no operations
     BEFORE the year ended December 31, 1998.


THE ADVISERS

On behalf of the T. Rowe Price Equity Income Portfolio and the T. Rowe Price International Stock Portfolio, the Manager has entered into investment advisory agreements ("Advisory Agreements") with T. Rowe Price and Price Fleming, respectively. Additionally, the Manager has entered into an Advisory Agreement on behalf of EQ/Putnam Growth & Income Value Portfolio, EQ/Putnam International Equity Portfolio, EQ/Putnam Investors Growth Portfolio and EQ/Putnam Balanced Portfolio with Putnam Management. The Manager has entered into an Advisory Agreement on behalf of MFS Research Portfolio, MFS Emerging Growth Companies Portfolio and MFS Growth with Income Portfolio with MFS. The Manager has entered into Advisory Agreements on behalf of Morgan Stanley Emerging Markets Equity Portfolio and Warburg Pincus Small Company Value Portfolio with MSAM and Warburg, respectively. The Manager has entered into an Advisory Agreement on behalf of Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio with MLAM. The Manager has entered into an Advisory Agreement on behalf of Lazard Large Cap Value Portfolio and Lazard Small Cap Value Portfolio with LAM. The Manager has entered into an Advisory Agreement on behalf of the JPM Core Bond Portfolio with J.P. Morgan. The Manager has entered into an Advisory Agreement on behalf of BT Small Company Index Portfolio, BT International Equity Index Portfolio and BT Equity 500 Index Portfolio with Bankers Trust. The Manager has entered into an Advisory Agreement on behalf of EQ/Evergreen Foundation Portfolio and EQ/Evergreen Portfolio with Evergreen. The Manager has entered into an Advisory Agreement on behalf of EQ/Alliance Premier Growth Portfolio with Alliance. Finally, the Manager has entered into an Advisory Agreement on behalf Capital Guardian Research Portfolio, Capital Guardian U.S. Equity Portfolio, and Capital Guardian International Portfolio with Capital Guardian. The Advisory Agreements obligate T. Rowe Price, Price Fleming, Putnam Management, MFS, Warburg, MSAM, MLAM, LAM, J.P. Morgan, Bankers Trust, Evergreen, Alliance, and Capital Guardian to: (i) make investment decisions on behalf of their respective Portfolios; (ii) place all orders for the purchase and sale of investments for their respective Portfolios with brokers or dealers selected by the Manager or an Adviser; and (iii) perform certain limited related administrative functions in connection therewith.

During the YEARS ended December 31, 1997 AND 1998, RESPECTIVELY, the
Manager paid the following fees to each Adviser with respect to the Portfolios listed below pursuant to the Investment Advisory Agreements:


                                                         FISCAL YEAR ENDED DECEMBER 31, 1997*

PORTFOLIO                                                                    ADVISORY FEE PAID
MERRILL LYNCH BASIC VALUE EQUITY PORTFOLIO                                        $53,462
MERRILL LYNCH WORLD STRATEGY PORTFOLIO                                            $35,301
MFS EMERGING GROWTH COMPANIES PORTFOLIO                                           $123,543
MFS RESEARCH PORTFOLIO                                                            $135,730
EQ/PUTNAM BALANCED PORTFOLIO                                                      $46,342
EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO                                         $207,320
EQ/PUTNAM INTERNATIONAL EQUITY PORTFOLIO                                          $120,864
EQ/PUTNAM INVESTORS GROWTH PORTFOLIO                                              $61,471
T. ROWE PRICE EQUITY INCOME PORTFOLIO                                             $121,142
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO                                       $185,338
WARBURG PINCUS SMALL COMPANY VALUE PORTFOLIO                                      $193,934
MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO                                  $66,277


* EXCEPT FOR MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO, EACH OF THE PORTFOLIOS ABOVE COMMENCED OPERATIONS ON MAY 1, 1997. MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO COMMENCED OPERATIONS ON AUGUST 20, 1997. NO ADVISORY FEES WERE PAID TO BANKERS TRUST, JP MORGAN, LAM, EVERGREEN, MFS ON BEHALF OF MFS GROWTH WITH INCOME PORTFOLIO, ALLIANCE OR CAPITAL GUARDIAN DURING THE FISCAL YEAR ENDED DECEMBER 31, 1997.

                                                      CALENDAR YEAR ENDED DECEMBER 31, 1998*

PORTFOLIO                                                                   ADVISORY FEE PAID
Merrill Lynch Basic Value Equity Portfolio                                        $454,234
Merrill Lynch World Strategy Portfolio                                            $128,253
MFS Emerging Growth Companies Portfolio                                           $955,058
MFS Research Portfolio                                                            $935,189
EQ/Putnam Balanced Portfolio                                                      $245,492
EQ/Putnam Growth & Income Value Portfolio                                       $1,395,817
EQ/Putnam International Equity Portfolio                                          $625,984
EQ/Putnam Investors Growth Portfolio                                              $453,137
T. Rowe Price Equity Income Portfolio                                             $727,501
T. Rowe Price International Stock Portfolio                                       $506,294
Warburg Pincus Small Company Value Portfolio                                      $778,163
Morgan Stanley Emerging Markets Equity Portfolio                                  $364,354
BT Equity 500 Index Portfolio                                                      $42,047
BT International Equity Index Portfolio                                            $42,067
BT Small Company Index Portfolio                                                    $9,143
JPM Core Bond Portfolio                                                            $15,022
Lazard Large Cap Value Portfolio                                                  $123,634
Lazard Small Cap Value Portfolio                                                  $158,214


* No advisory fees were paid to Evergreen, MFS on behalf of MFS Growth with Income Portfolio, Alliance, or Capital Guardian during the year ended December 31, 1998.


The Manager recommends Advisers for each Portfolio to the Trustees based upon its continuing quantitative and qualitative evaluation of each Adviser's skills in managing assets pursuant to specific investment styles and strategies. Unlike many other mutual funds, the Portfolios are not associated with any one portfolio manager, and benefit from independent specialists carefully selected from the investment management industry. Short-term investment performance, by itself, is not a significant factor in selecting or terminating an Adviser, and the Manager does not expect to recommend frequent changes of Advisers. The Trust has received an exemptive order from the SEC that permits the Manager, subject to certain conditions, to enter into Advisory Agreements with Advisers approved by the Trustees, but without the requirement of shareholder approval. Pursuant to the terms of the SEC order, the Manager is able, subject to the approval of the Trustees but without shareholder approval, to employ new Advisers for new or existing Portfolios, change the terms of particular Advisory Agreements or continue the employment of existing Advisers after events that under the 1940 Act and the Advisory Agreements would cause an automatic termination of the agreement. Although shareholder approval would not be required for the termination of Advisory Agreements, shareholders of a Portfolio would continue to have the right to terminate such agreements for the Portfolio at any time by a vote of a majority of outstanding voting securities of the Portfolio.

When a Portfolio has more than one Adviser, the assets of each Portfolio are allocated by the Manager among the Advisers selected for the Portfolio. Each Adviser has discretion, subject to oversight by the Trustees, and the Manager, to purchase and sell portfolio assets, consistent with each Portfolio's investment objectives, policies and restrictions and specific investment strategies developed by the Manager.

Generally, no Adviser provides any services to any Portfolio except asset management and related recordkeeping services. However, an Adviser or its affiliated broker-dealer may execute portfolio transactions for a Portfolio and receive brokerage commissions in connection therewith as permitted by Section 17(e) of the 1940 Act.

THE ADMINISTRATOR

Pursuant to an administrative agreement ("Mutual Funds Services Agreement"), Chase Global Funds Services Company ("Administrator") provides the Trust with necessary administrative services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust.

The Administrator was organized as a Delaware corporation. Its principal place of business is at 73 Tremont Street, Boston, Massachusetts 02108. The Mutual Funds Services Agreement was reapproved by the Board of Trustees on March 3, 1998 and will continue in effect from year to year unless terminated by any party upon not less than ninety (90) days' prior written notice to the other party.

During the YEARS ended December 31, 1997 AND 1998, RESPECTIVELY the Administrator was paid the following fees, by the TRUST with respect to each Portfolio:

                                                                 FISCAL YEAR ENDED DECEMBER 31, 1997*

PORTFOLIO                                                                             ADVISORY FEE PAID

MERRILL LYNCH BASIC VALUE EQUITY PORTFOLIO                                                 $11,213
MERRILL LYNCH WORLD STRATEGY PORTFOLIO                                                     $13,633
MFS EMERGING GROWTH COMPANIES PORTFOLIO                                                    $17,902
MFS RESEARCH PORTFOLIO                                                                     $18,033
EQ/PUTNAM BALANCED PORTFOLIO                                                               $12,451
EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO                                                 $199,904
EQ/PUTNAM INTERNATIONAL EQUITY PORTFOLIO                                                   $16,721
EQ/PUTNAM INVESTORS GROWTH PORTFOLIO                                                       $11,247
T. ROWE PRICE EQUITY INCOME PORTFOLIO                                                      $17,376
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO                                                $30,599
WARBURG PINCUS SMALL COMPANY VALUE PORTFOLIO                                               $17,213
MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO                                            $9,652



* EXCEPT FOR MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO, EACH OF THE PORTFOLIOS ABOVE COMMENDED OPERATIONS ON MAY 1, 1997. MORGAN STANLEY EMERGING EQUITY PORTFOLIO COMMENCED OPERATIONS ON AUGUST 20, 1997. THE BT EQUITY 500 INDEX, BT INTERNATIONAL EQUITY

     INDEX, BT SMALL COMPANY INDEX, JPM CORE BOND, LAZARD LARGE CAP VALUE, LAZARD SMALL CAP VALUE PORTFOLIOS DID NOT PAY A FEE TO THE ADMINISTRATOR DURING THE FISCAL YEAR ENDED DECEMBER 31, 1997.

                                                   CALENDAR YEAR ENDED DECEMBER 31, 1998*

PORTFOLIO                                                          ADMINISTRATION FEE
Merrill Lynch Basic Value Equity Portfolio                                 $92,138
Merrill Lynch World Strategy Portfolio                                     $48,992
MFS Emerging Growth Companies Portfolio                                   $166,093
MFS Research Portfolio                                                    $160,767
EQ/Putnam Balanced Portfolio                                               $65,412
EQ/Putnam Growth & Income Value Portfolio                                 $191,609
EQ/Putnam International Equity Portfolio                                   $92,040
EQ/Putnam Investors Growth Portfolio                                       $80,365
T. Rowe Price Equity Income Portfolio                                     $131,283
T. Rowe Price International Stock Portfolio                               $120,081
Warburg Pincus Small Company Value Portfolio                              $113,472
Morgan Stanley Emerging Markets Equity Portfolio                           $58,490
BT Equity 500 Index Portfolio                                              $91,209
BT International Equity Index Portfolio                                    $89,083
BT Small Company Index Portfolio                                           $97,220
JPM Core Bond Portfolio                                                    $52,546
Lazard Large Cap Value Portfolio                                           $47,035
Lazard Small Cap Value Portfolio                                           $45,857


 * THE ALLIANCE AGGRESSIVE STOCK, ALLIANCE BALANCED , ALLIANCE COMMON STOCK, ALLIANCE CONSERVATIVE INVESTORS, ALLIANCE EQUITY INDEX, ALLIANCE GLOBAL, ALLIANCE GROWTH AND INCOME, ALLIANCE GROWTH INVESTORS, ALLIANCE HIGH YIELD, ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES, ALLIANCE INTERNATIONAL, ALLIANCE MONEY MARKET, ALLIANCE QUALITY BOND, ALLIANCE SMALL CAP GROWTH, EQ/Evergreen Foundation, EQ/Evergreen, MFS Growth with Income, EQ/Alliance Premier Growth, Capital Guardian Research, Capital Guardian U.S. Equity and Capital Guardian International Portfolios did not pay a fee to the Administrator during the year ended December 31, 1998.


THE DISTRIBUTORS

The Trust has distribution agreements with EQFC and EDI (each also referred to as a "Distributor," and together "Distributors"), each an indirect wholly-owned subsidiary of Equitable. The address for both EQFC and EDI is 1290 Avenue of the Americas, New York, New York 10104. EQFC is one of the Distributors for the Trust's Class IA shares and Class IB shares and also serves as the Manager of the Trust. EDI serves as one of the Distributors for the Trust's Class IA shares and Class IB shares.

The Trust's distribution agreements with respect to the Class IA shares and Class IB shares ("Distribution Agreements") were reapproved by the Board of Trustees at a Board meeting held on April 12, 1999. The Distribution Agreements will remain in effect from year to year provided each Distribution Agreement's continuance is approved annually by (i) a majority of the Trustees who are not parties to such agreement or "interested persons" (as defined in the 1940 Act) of the Trust or a Portfolio and, if applicable, who have no direct or indirect financial interest in the operation of the Class IB Distribution Plan or any such related agreement ("Independent Trustees") and (ii) either by vote of a majority of the Trustees or a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust.

The Distributors or their affiliates for the Class IA shares will pay for printing and distributing prospectuses or reports prepared for their use in connection with the offering of the Class IA shares to prospective Contract owners and preparing, printing and mailing any other literature or advertising in connection with the offering of the Class IA shares to prospective Contract owners.

Pursuant to the Class IB Distribution Plan the Trust compensates the Distributors from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Trust's Class IB shares. It is anticipated that a portion of the amounts received by the Distributors will be used to defray various costs incurred or paid by the Distributors in connection with the printing and mailing of Trust prospectuses, statements of additional information, and any supplements thereto and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributors may also use a portion of the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Class IB Distribution Plan provides that the Trust, on behalf of each Portfolio, may pay annually up to 0.50% of the average daily net assets of a Portfolio attributable to its Class IB shares in respect of activities primarily intended to result in the sale of Class IB shares. However, under the Distribution Agreements, payments to the Distributors for activities pursuant to the Class IB Distribution Plan are limited to payments at an annual rate equal to 0.25% of average daily net assets of a Portfolio attributable to its Class IB shares. Under terms of the Class IB Distribution Plan and the Distribution Agreements, each Portfolio is authorized to make payments monthly to the Distributors that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard.

The Class IB Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the Trust with respect to Class IB shares regardless of the level of expenditures by the Distributors. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under either the Class IB Distribution Plan and in connection with their annual consideration of the Class IB Distribution Plan's renewal. The Distributors have indicated that they expect their expenditures to include, without limitation: (a) the printing and mailing of Trust prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective Contract owners with respect to the Class IB shares of the Trust; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Class IB shares of the Trust; (c) holding seminars and sales meetings designed to promote the distribution of Trust Class IB shares; (d) obtaining information and providing explanations to wholesale and retail distributors of Contracts regarding Trust investment objectives and policies and other information about the Trust and its Portfolios, including the performance of the Portfolios; (e) training sales personnel regarding the Class IB shares of the Trust; and (f) financing any other activity that the Distributors determine is primarily intended to result in the sale of Class IB shares.

The Distributors for each class of shares will pay all fees and expenses in connection with their respective qualification and registration as a broker or dealer under federal and state laws. In the capacity of agent, each Distributor currently offers shares of each Portfolio on a continuous basis to the separate accounts of insurance companies offering the Contracts in all states in which the Portfolio or the Trust may from time to time be registered or where permitted by applicable law. EQFC also serves as the Distributor for shares of the Trust to the Equitable Plan. Each Distribution Agreement provides that the Distributors shall accept orders for shares at net asset value without sales commission or load being charged. The Distributors have made no firm commitment to acquire shares of any Portfolio.

A description of the Class IB Distribution Plan with respect to the Class IB shares and related services and fees thereunder is provided in the Prospectus for the Class IB shares of the Portfolios. On April 12, 1999, the Board of Trustees of the Trust, including the Independent Trustees, considered the reapproval of the Class IB Distribution Plan. In connection with its consideration of the Class IB Distribution Plan, the Board of Trustees was furnished with a copy of the Class IB Distribution Plan and the related materials, including information related to the advantages and disadvantages of the Class IB Distribution Plan.

Legal counsel for the Independent Trustees discussed the legal and regulatory considerations in readopting the Class IB Distribution Plan.

The Board of Trustees considered various factors in connection with its decision as to whether to reapprove the Class IB Distribution Plan, including: (i) the nature and causes of the circumstances which makes continuation of the Class IB Distribution Plan, necessary and appropriate; (ii) the way in which the Class IB Distribution Plan would continue to address those circumstances, including the nature and potential amount of expenditures; (iii) the nature of the anticipated benefits; (iv) the possible benefits of the Class IB Distribution Plan to any other person relative to those of the Trust; (v) the effect of the Class IB Distribution Plan on existing owners of Contracts; (vi) the merits of possible alternative plans or pricing structures; (vii) competitive conditions in the variable products industry; and (viii) the relationship of the Class IB Distribution Plan to other distribution efforts of the Trust.

Based upon its review of the foregoing factors and the materials presented to it, and in light of its fiduciary duties under the 1940 Act, the Board of Trustees, including the Independent Trustees, unanimously determined, in the exercise of its business judgment, that the Class IB Distribution Plan is reasonably likely to continue to benefit the Trust and the shareholders of its Portfolios and approved its continuance.

The Class IB Distribution Plan and any Rule 12b-1 related agreement that is entered into by the Trust or the Distributors of the Class IB shares in connection with the Class IB Distribution Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trust's Board of Trustees, and of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on the Class IB Distribution Plan or any Rule 12b-1 related agreement, as applicable. In addition, the Class IB Distribution Plan and any Rule 12b-1 related agreement may be terminated as to Class IB shares of a Portfolio at any time, without penalty, by vote of a majority of the outstanding Class IB shares of the Portfolio or by vote of a majority of the Independent Trustees. The Class IB Distribution Plan also provides that it may not be amended to increase materially the amount (up to
 .50% of average daily net assets annually) that may be spent for distribution of Class IB shares of any Portfolio without the approval of Class IB shareholders of that Portfolio.

The table below shows the amount paid by each Portfolio to each of the Distributors pursuant to the Distribution Plan for the year ended December 31, 1998:


PORTFOLIO                                                     DISTRIBUTION FEE         DISTRIBUTION FEE             TOTAL
                                                                 PAID TO EQF              PAID TO EDI          DISTRIBUTION FEES
Merrill Lynch Basic Value Equity Portfolio                        $190,254                 $97,374                 $287,628
Merrill Lynch World Strategy Portfolio                            $46,865                  $17,237                 $64,102
MFS Emerging Growth Companies Portfolio                           $376,888                 $236,809                $613,697
MFS Research Portfolio                                            $255,532                 $344,454                $599,986
EQ/Putnam Balanced Portfolio                                      $115,264                  $7,435                 $122,699
EQ/Putnam Growth & Income Value Portfolio                         $221,883                 $530,078                $751,961
EQ/Putnam International Equity Portfolio                             $0                    $240,470                $240,470
EQ/Putnam Investors Growth Portfolio                                 $0                    $226,318                $226,318
T. Rowe Price Equity Income Portfolio                             $433,183                 $21,464                 $454,647
T. Rowe Price International Stock Portfolio                       $250,434                 $12,461                 $262,895
Warburg Pincus Small Company Value Portfolio                      $364,576                 $24,617                 $389,193
Morgan Stanley Emerging Markets Equity Portfolio                  $64,145                  $15,158                 $79,303
BT Equity 500 Index Portfolio                                     $41,616                  $168,385                $210,001
BT International Equity Index Portfolio                            $4,446                  $65,476                 $69,922
BT Small Company Index Portfolio                                   $4,113                  $41,615                 $45,728
JPM Core Bond Portfolio                                              $0                    $95,837                 $95,837
Lazard Large Cap Value Portfolio                                     $0                    $72,986                 $72,986



                                       -52-

PORTFOLIO                                                     DISTRIBUTION FEE         DISTRIBUTION FEE             TOTAL
                                                                 PAID TO EQF              PAID TO EDI          DISTRIBUTION FEES

Lazard Small Cap Value Portfolio                                    $0                    $60,874                 $60,874



The ALLIANCE AGGRESSIVE STOCK, ALLIANCE BALANCED, ALLIANCE COMMON STOCK, ALLIANCE CONSERVATIVE INVESTORS, ALLIANCE EQUITY INDEX, ALLIANCE GLOBAL, ALLIANCE GROWTH AND INCOME, ALLIANCE GROWTH INVESTORS, ALLIANCE HIGH YIELD, ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES, ALLIANCE INTERNATIONAL, ALLIANCE MONEY MARKET, ALLIANCE QUALITY BOND, ALLIANCE SMALL CAP GROWTH, EQ/Evergreen Foundation, EQ/Evergreen, MFS Growth with Income, EQ/Alliance Premier Growth, Capital Guardian Research, Capital Guardian U.S. Equity and Capital Guardian International Portfolios did not pay any distribution fees or expenses during the year ended December 31, 1998.


BROKERAGE ALLOCATION AND OTHER STRATEGIES

BROKERAGE COMMISSIONS

The Portfolios are charged for securities brokers' commissions, transfer taxes and similar fees relating to securities transactions. The Manager and each of the Advisers, as appropriate, seek to obtain the best net price and execution on all orders placed for the Portfolios, considering all the circumstances except to the extent they may be permitted to pay higher commissions as described below.

It is expected that securities will ordinarily be purchased in the primary markets, whether over-the-counter or listed, and that listed securities may be purchased in the over-the-counter market if that market is deemed the primary market.

Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges these commissions are fixed. However, brokerage commission rates in certain countries in which the Portfolios may invest may be discounted for certain large domestic and foreign investors such as the Portfolios. A number of foreign banks and brokers will be used for execution of each Portfolio's portfolio transactions. In the case of securities traded in the foreign and domestic over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or mark-up. In underwritten offerings, the price generally includes a disclosed fixed commission or discount.

The Manager and Advisers may, as appropriate, in the allocation of brokerage business, take into consideration research and other brokerage services provided by brokers and dealers to Equitable, the Manager or Advisers. The research services include economic, market, industry and company research material. Based upon an assessment of the value of research and other brokerage services provided, proposed allocations of brokerage for commission transactions are periodically prepared internally. In addition, the Manager and Advisers may allocate brokerage business to brokers and dealers that have made or are expected to make significant efforts in facilitating the distribution of the Trust's shares.

Commissions charged by brokers that provide research services may be somewhat higher than commissions charged by brokers that do not provide research services. As permitted by Section 28(e) of the 1934 Act and by policies adopted by the Trustees, the Manager and Advisers may cause the Trust to pay a broker-dealer that provides brokerage and research services to the Manager and Advisers an amount of commission for effecting a securities transaction for the Trust in excess of the commission another broker-dealer would have charged for effecting that transaction.

The Manager and Advisers do not engage brokers and dealers whose commissions are believed to be unreasonable in relation to brokerage and research services provided. The overall reasonableness of commissions paid will be evaluated by rating brokers on such general factors as execution capabilities, quality of research (that is, quantity and quality of information provided, diversity of sources utilized, nature and frequency of communication, professional experience, analytical ability and professional stature of the broker) and financial standing, as well as the net results of specific transactions, taking into account such factors as price, promptness, size of order and difficulty of execution. The research services obtained will, in general, be used by the Manager and Advisers for the benefit of all accounts for which the responsible party makes investment decisions. The receipt of research services from brokers will tend to reduce the Manager's and Advisers' expenses in managing the Portfolios.

During the YEARS ended December 31, 1997 AND 1998 RESPECTIVELY, the Portfolios paid the amounts indicated in brokerage commissions:


                                                        FISCAL YEAR ENDED DECEMBER 31, 1997*

PORTFOLIO                                                             BROKERAGE COMMISSIONS PAID
MERRILL LYNCH BASIC VALUE EQUITY PORTFOLIO                                     $75,654
MERRILL LYNCH WORLD STRATEGY PORTFOLIO                                         $43,547
MFS EMERGING GROWTH COMPANIES PORTFOLIO                                        $146,321
MFS RESEARCH PORTFOLIO                                                         $146,977
EQ/PUTNAM BALANCED PORTFOLIO                                                   $15,797
EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO                                      $109,815
EQ/PUTNAM INTERNATIONAL EQUITY PORTFOLIO                                       $164,293
EQ/PUTNAM INVESTORS GROWTH PORTFOLIO                                           $25,284
T. ROWE PRICE EQUITY INCOME PORTFOLIO                                          $67,627
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO                                    $244,072
WARBURG PINCUS SMALL COMPANY VALUE PORTFOLIO                                   $220,138
MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO                               $64,176

----------
* EXCEPT FOR MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO, EACH OF THE PORTFOLIOS ABOVE COMMENCED OPERATIONS ON MAY 1, 1998. MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO COMMENCED OPERATIONS ON AUGUST 20, 1997. THE BT EQUITY 500 INDEX, BT INTERNATIONAL EQUITY INDEX, BT SMALL COMPANY INDEX, JPM CORE BOND, LAZARD LARGE CAP VALUE AND LAZARD SMALL CAP PORTFOLIOS ARE NOT INCLUDED IN THE ABOVE TABLE BECAUSE THEY HAD NO OPERATIONS DURING THE FISCAL YEAR ENDED DECEMBER 31, 1997 EXCEPT FOR THE ISSUANCE OF CLASS IB SHARES.


                                                        CALENDAR YEAR ENDED DECEMBER 31, 1998*

PORTFOLIO                                                           BROKERAGE COMMISSIONS PAID

Merrill Lynch Basic Value Equity Portfolio                                     $397,472
Merrill Lynch World Strategy Portfolio                                         $ 89,702
MFS Emerging Growth Companies Portfolio                                        $572,677
MFS Research Portfolio                                                         $602,002
EQ/Putnam Balanced Portfolio                                                   $ 62,166
EQ/Putnam Growth & Income Value Portfolio                                      $529,088
EQ/Putnam International Equity Portfolio                                       $502,896
EQ/Putnam Investors Growth Portfolio                                           $141,031
T. Rowe Price Equity Income Portfolio                                          $143,543
T. Rowe Price International Stock Portfolio                                    $179,993
Warburg Pincus Small Company Value Portfolio                                   $690,305
Morgan Stanley Emerging Markets Equity Portfolio                               $246,559
BT Equity 500 Index Portfolio                                                  $ 87,608
BT International Equity Index Portfolio                                        $ 26,510
BT Small Company Index Portfolio                                               $ 38,914
JPM Core Bond Portfolio                                                        $ 7,380
Lazard Large Cap Value Portfolio                                               $ 95,425
Lazard Small Cap Value Portfolio                                               $ 79,393


----------
 * THE ALLIANCE AGGRESSIVE STOCK PORTFOLIO, ALLIANCE BALANCED PORTFOLIO, ALLIANCE COMMON STOCK PORTFOLIO, ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO, ALLIANCE EQUITY INDEX PORTFOLIO, ALLIANCE GLOBAL PORTFOLIO, ALLIANCE GROWTH AND INCOME PORTFOLIO, ALLIANCE GROWTH INVESTORS PORTFOLIO, ALLIANCE HIGH YIELD PORTFOLIO, ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO, ALLIANCE INTERNATIONAL PORTFOLIO, ALLIANCE MONEY MARKET PORTFOLIO, ALLIANCE QUALITY BOND PORTFOLIO, ALLIANCE SMALL CAP GROWTH PORTFOLIO, EQ/Evergreen Foundation, EQ/Evergreen, MFS Growth with Income, EQ/Alliance Premier Growth, Capital Guardian Research, Capital

     Guardian U.S. Equity and Capital Guardian International Portfolios did not pay any brokerage commissions during the year ended December 31, 1998.


BROKERAGE TRANSACTIONS WITH AFFILIATES


In December 1984, Equitable acquired Donaldson, Lufkin & Jenrette, Inc. ("DLJ"). A DLJ subsidiary, Donaldson, Lufkin & Jenrette Securities Corporation, is one of the nation's largest investment banking and securities firms. Another DLJ subsidiary, Autranet, Inc., is a securities broker that markets independently originated research to institutions. Through the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corporation, DLJ supplies security execution and clearance services to financial intermediaries including broker-dealers and banks. To the extent permitted by law, the Trust may engage in securities and other transactions with those entities or may invest in shares of the investment companies with which those entities have affiliations. T. Rowe Price and Price-Fleming, the Advisers to the T. Rowe Price International Stock and T. Rowe Price Equity Income Portfolios, may execute portfolio transactions through certain affiliates of Fleming and Jardine Fleming, which are persons indirectly related to the Advisers, acting as an agent in accordance with procedures established by the Trust's Board of Trustees. MLAM, the Adviser to the Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, may execute portfolio transactions through certain affiliates of MLAM. MSAM, the Adviser to the Morgan Stanley Emerging Markets Equity Portfolio, may execute portfolio transactions through certain affiliates of MSAM. LAM, the Adviser to the Lazard Large Cap Value Portfolio, and Lazard Small Cap Value Portfolio, may execute portfolio transactions through certain affiliates of LAM. J.P. Morgan, the Adviser to the JPM Core Bond Portfolio, may execute portfolio transactions through certain affiliates of J.P. Morgan. Bankers Trust, the Adviser to BT Small Company Index Portfolio, BT International Equity Index Portfolio and BT Equity 500 Index Portfolio, may execute portfolio transactions through certain affiliates of Bankers Trust. Evergreen, the Adviser to the EQ/Evergreen Foundation Portfolio and EQ/Evergreen Portfolio, may execute portfolio transactions through certain affiliates of Evergreen and First Union, including Lieber & Company. Alliance, the Adviser to the EQ/Alliance Premier Growth Portfolio, ALLIANCE AGGRESSIVE STOCK PORTFOLIO, ALLIANCE BALANCED PORTFOLIO, ALLIANCE COMMON STOCK PORTFOLIO, ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO, ALLIANCE EQUITY INDEX PORTFOLIO, ALLIANCE GLOBAL PORTFOLIO, ALLIANCE GROWTH AND INCOME PORTFOLIO, ALLIANCE GROWTH INVESTORS PORTFOLIO, ALLIANCE HIGH YIELD PORTFOLIO, ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO, ALLIANCE INTERNATIONAL PORTFOLIO, ALLIANCE MONEY MARKET PORTFOLIO, ALLIANCE QUALITY BOND PORTFOLIO, ALLIANCE SMALL CAP GROWTH PORTFOLIO, may execute portfolio transactions with certain affiliates of Alliance, including DLJ and the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corporation. Capital Guardian, the Adviser to the Capital Guardian Research Portfolio, the Capital Guardian U.S. Equity Portfolio and the Capital Guardian International Portfolio, does not have an affiliated broker through which it would execute portfolio transactions.


To the extent permitted by law, the Trust may engage in brokerage transactions with brokers that are affiliates of the Manager and Advisers, with brokers who are affiliates of such brokers, or with unaffiliated brokers who trade or clear through affiliates of the Manager and Advisers. The 1940 Act generally prohibits the Trust from engaging in principal securities transactions with brokers that are affiliates of the Manager and Advisers or affiliates of such brokers, unless pursuant to an exemptive order from the SEC. The Trust may apply for such exemptive relief. The Trust has adopted procedures, prescribed by the 1940 Act, which are reasonably designed to provide that any commissions or other remuneration it pays to brokers that are affiliates of the Manager and brokers that are affiliates of an Adviser to a Portfolio for which that Adviser provides investment advice do not exceed the usual and customary broker's commission. In addition, the Trust will adhere to the requirements under the 1934 Act governing floor trading. Also, because of securities law limitations, the Trust will limit purchases of securities in a public offering, if such securities are underwritten by brokers that are affiliates of the Manager and Advisers or their affiliates.

During the YEARS ended December 31, 1997 AND 1998 RESPECTIVELY, the following Portfolios paid the amounts indicated to the affiliated broker-dealers of the Manager or affiliates of the Advisers to each Portfolio.


                                                                       FISCAL YEAR ENDED DECEMBER 31, 1997*

                                                                                                                      PERCENTAGE OF
                                                                                                                      TRANSACTIONS
PORTFOLIO                                             AFFILIATED                     AGGREGATE      PERCENTAGE OF        (BASED
                                                     BROKER-DEALER                   BROKERAGE     TOTAL BROKERAGE      ON DOLLAR
                                                                                 COMMISSIONS PAID    COMMISSIONS         AMOUNTS)
MERRILL LYNCH BASIC VALUE EQUITY PORTFOLIO     DONALDSON, LUFKIN &  JENRETTE
                                               SECURITIES  CORPORATION ("DLJ")        $1,444           1.91%              1.48%

                                               MERRILL LYNCH, PIERCE  FENNER &
                                               SMITH  INCORPORATED                    $7,984          10.55%             10.93%
                                               ("MERRILL  LYNCH")

MERRILL LYNCH WORLD STRATEGY PORTFOLIO         DLJ                                     $166            0.38%              0.74%

                                               MERRILL LYNCH                          $2,622           6.02%              5.72%

MFS EMERGING GROWTH COMPANIES PORTFOLIO        PERSHING TRADING COMPANY, L.P.           $72            0.05%              0.05%

EQ/PUTNAM BALANCED PORTFOLIOS                  EQUICO SECURITIES CORP.                  $75            0.47%              0.33%

EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO      EQUICO SECURITIES  CORPORATION          $363            0.33%              0.23%

T. ROWE PRICE EQUITY INCOME PORTFOLIO          DLJ                                     $694            1.03%              0.55%

T. ROWE PRICE INTERNATIONAL STOCK  PORTFOLIO   JARDINE FLEMING SECURITIES LTD.         $454            0.19%              0.18%

                                               ROBERT FLEMING SECURITIES LTD.         $2,210           0.91%              1.29%

                                               FLEMING MARTIN LIMITED                   $69            0.03%              0.04%

----------
* EXCEPT FOR MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO, EACH OF THE PORTFOLIOS ABOVE COMMENCED OPERATIONS ON MAY 1, 1997. MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO COMMENCED OPERATIONS ON AUGUST 20, 1997. THE BT EQUITY 500 INDEX, BT INTERNATIONAL EQUITY INDEX, BT SMALL COMPANY INDEX, JPM CORE BOND, LAZARD LARGE CAP VALUE, LAZARD SMALL CAP VALUE, PORTFOLIOS DID NOT PAY ANY BROKERAGE COMMISSIONS DURING THE FISCAL YEAR ENDED DECEMBER 31, 1997.


                                                                  CALENDAR YEAR ENDED DECEMBER 31, 1998*
                                                                                                                       PERCENTAGE OF
                                                                                                                       TRANSACTIONS
PORTFOLIO                                             AFFILIATED                      AGGREGATE      PERCENTAGE OF        (BASED
                                                     BROKER-DEALER                    BROKERAGE     TOTAL BROKERAGE      ON DOLLAR
                                                                                  COMMISSIONS PAID    COMMISSIONS         AMOUNTS)
Merrill Lynch Basic Value Equity Portfolio       Donaldson, Lufkin &  Jenrette
                                                 Securities  Corporation ("DLJ")       $14,104            3.55%           4.43%

                                                 Merrill Lynch and Co.                 $13,238            3.33%           3.15%

Merrill Lynch World Strategy Portfolio           DLJ                                   $ 2,260            2.52%           3.40%

                                                 Merrill Lynch and Co.                 $ 5,171            5.76%           7.31%

MFS Research Portfolio                           DLJ                                     $ 408             .07%           .07%

                                                 Pershing Trading Company, L.P.           $ 48             .01%           .01%

MFS Emerging Growth Companies Portfolio          Pershing Trading Company, L.P.          $ 600             .10%           .12%

T. Rowe Price Equity Income Portfolio            DLJ                                   $ 3,544            2.47%           1.53%

T. Rowe Price International Stock  Portfolio     Jardine Fleming Securities Ltd.       $ 1,978            1.10%            .72%

                                                 Robert Fleming Co.                    $ 5,249            2.92%           3.41%

                                                 Ord Minnett - New Zealand - Ltd.        $ 326             .18%           .13%

                                                 Ord Minnett Group, Ltd.                 $ 155             .09%           .06%

                                                 DLJ                                     $ 165             .09%           .14%

                                      -56-


Morgan Stanley Emerging Markets Equity           Morgan Stanley & Co.                    $ 596             .24%           .18%
PORTFOLIO

Lazard Small Cap Value Portfolio                 DLJ                                     $ 150             .19%           .15%

----------
 *   THE ALLIANCE AGGRESSIVE STOCK, ALLIANCE BALANCED, ALLIANCE COMMON
     STOCK, ALLIANCE CONSERVATIVE INVESTORS, ALLIANCE EQUITY INDEX, ALLIANCE GLOBAL, ALLIANCE GROWTH AND INCOME, ALLIANCE GROWTH INVESTORS, ALLIANCE HIGH YIELD, ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES, ALLIANCE INTERNATIONAL, ALLIANCE MONEY MARKET, ALLIANCE QUALITY BOND, ALLIANCE SMALL CAP GROWTH, EQ/Evergreen Foundation, EQ/Evergreen, MFS Growth with Income, EQ/Alliance Premier Growth, Capital Guardian Research, Capital Guardian U.S. Equity and Capital Guardian International Portfolios did not pay any brokerage commissions during the year ended December 31, 1998.


PURCHASE AND PRICING OF SHARES

The Trust will offer and sell its shares at each Portfolio's net asset value per share, which will be determined in the manner set forth below.

The net asset value of the shares of each class of a Portfolio of the Trust will be determined once daily, immediately after the declaration of dividends, if any, at the close of business on each business day. The net asset value per share of each class of a Portfolio will be computed by dividing the sum of the investments held by that Portfolio applicable to that class, plus any cash or other assets, minus all liabilities, by the total number of outstanding shares of that class of the Portfolio at such time. All expenses borne by the Trust and each of its Classes, will be accrued daily.

The net asset value per share of each Portfolio will be determined and computed as follows, in accordance with generally accepted accounting principles, and consistent with the 1940 Act:

         o The assets belonging to each Portfolio will include (i) all consideration received by the Trust for the issue or sale of shares of that particular Portfolio, together with all assets in which such consideration is invested or reinvested, (ii) all income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, (iii) any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, and (iv) "General Items", if any, allocated to that Portfolio. "General Items" include any assets, income, earnings, profits, and proceeds thereof, funds, or payments which are not readily identifiable as belonging to any particular Portfolio. General Items will be allocated as the Trust's Board of Trustees considers fair and equitable.

         o The liabilities belonging to each Portfolio will include (i) the liabilities of the Trust in respect of that Portfolio, (ii) all expenses, costs, changes and reserves attributable to that Portfolio, and (iii) any general liabilities, expenses, costs, charges or reserves of the Trust which are not readily identifiable as belonging to any particular Portfolio which have been allocated as the Trust's Board of Trustees considers fair and equitable.

The value of each Portfolio will be determined at the close of business on each "business day." Normally, this would be each day that the New York Stock Exchange is open and would include some federal holidays. For stocks and options, the close of trading is 4:00 p.m. and 4:15 p.m. Eastern Time, respectively; for bonds it is the close of business in New York City, and for foreign securities (other than ADRs) it is the close of business in the applicable foreign country, with exchange rates determined at 12:00 p.m. Eastern Time.

Values are determined according to accepted accounting practices and all laws and regulations that apply. The assets of each Portfolio are valued as follows:

         o Stocks listed on national securities exchanges and certain over-the-counter issues traded on the NASDAQ national market system are valued at the last sale price, or, if there is no sale, at the latest available bid price. Other unlisted stocks are valued at their last sale price or, if there is no reported sale during the day, at a bid price estimated by a broker.

         o Foreign securities not traded directly, or in ADRs or similar form in the United States, are valued at representative quoted prices in the currency of the country of origin. Foreign currency is converted into United States dollar equivalent at current exchange rates.

         o United States Treasury securities and other obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, are valued at representative quoted prices.

         o Long-term corporate bonds are valued at prices obtained from a bond pricing service of a major dealer in bonds when such prices are available; however, when such prices are not available, such bonds are valued at a bid price estimated by a broker.

         o Short-term debt securities in the Portfolios OTHER THAN THE ALLIANCE MONEY MARKET PORTFOLIO, which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities in such Portfolios which mature in more than 60 days are valued at representative quoted prices. SECURITIES HELD BY THE ALLIANCE MONEY MARKET PORTFOLIO ARE VALUED AT PRICES BASED ON EQUIVALENT YIELDS OR YIELD SPREADS.

         o Convertible preferred stocks listed on national securities exchanges are valued as of their last sale price or, if there is no sale, at the latest available bid price.

         o Convertible bonds, and unlisted convertible preferred stocks, are valued at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks.

         o Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quotes will be obtained from a broker and converted to a price.

         o Purchased options, including options on futures, are valued at their last bid price. Written options are valued at their last asked price.

         o Futures contracts are valued as of their last sale price or, if there is no sale, at the latest available bid price.

         o Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued in good faith by the valuation committee of the Board of Trustees using its best judgment.

The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

When the Trust writes a call option, an amount equal to the premium received by the Trust is included in the Trust's financial statements as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires on its stipulated expiration date or the Trust enters into a closing purchase or sale transaction, the Trust realizes a gain (or loss) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When an option is exercised, the Trust realizes a gain or loss from the sale of the underlying security, and the proceeds of sale are increased by the premium originally received, or reduced by the price paid for the option.

The Manager and Advisers may, from time to time, under the general supervision of the Board of Trustees or its valuation committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. In addition, there may be occasions when a different pricing provider or methodology is used. The Manager and Advisers will continuously monitor the performance of these services.

REDEMPTION OF SHARES

The Trust may suspend redemption privileges or postpone the date of payment on shares of the Portfolios for more than seven days during any period (i) when the New York Stock Exchange is closed or trading on the New York Stock Exchange is restricted as determined by the SEC, (ii) when an emergency exists, as defined by the SEC, which makes it not reasonably practicable for a Portfolio to dispose of securities owned by it or fairly to determine the value of its assets, or
(iii) as the SEC may otherwise permit.

The value of the shares on redemption may be more or less than the shareholder's cost, depending upon the market value of the portfolio securities at the time of redemption.

TAXATION

Each Portfolio is treated for federal income tax purposes as a separate taxpayer. The Trust intends that each Portfolio shall qualify each year and elect to be treated as a regulated investment company under Subchapter M of the Code. Such qualification does not involve supervision of management or investment practices or policies by any governmental agency or bureau.

As a regulated investment company, each Portfolio will not be subject to federal income or excise tax on any of its net investment income or net realized capital gains which are timely distributed to shareholders under the Code. A number of technical rules are prescribed for computing net investment income and net capital gains. For example, dividends are generally treated as received on the ex-dividend date. Also, certain foreign currency losses and capital losses arising after October 31 of a given year may be treated as if they arise on the first day of the next taxable year.

A Portfolio investing in foreign securities or currencies may be subject to foreign taxes which could reduce the investment performance of such Portfolio. However, if foreign securities comprise more than 50% of the year-end value of a Portfolio, the Portfolio may elect to pass through such foreign taxes as a deemed dividend to shareholders. In such a case the shareholder and not the Portfolio would be entitled to claim a federal tax deduction or credit for foreign taxes, as appropriate. The deduction or credit will not necessarily result in a direct or immediate benefit to Contract owners.

To qualify for treatment as a regulated investment company, a Portfolio must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing. For purposes of this test, gross income is determined without regard to losses from the sale or other dispositions of stock or securities.

In addition, the Secretary of the Treasury has regulatory authority to exclude from qualifying income described above foreign currency gains which are not "directly related" to a regulated investment company's "principal business of investing" in stock, securities or related options or futures. The Secretary of the Treasury has not to date exercised this authority.

Generally, in order to avoid a 4% nondeductible excise tax, each Portfolio must distribute to its shareholders during the calendar year the following amounts:

         o 98% of the Portfolio's ordinary income for the calendar year;

         o 98% of the Portfolio's capital gain net income (all capital gains, both long-term and short-term, minus all such capital losses), all computed as if the Portfolio were on a taxable year ending October 31 of the year in question and beginning the previous November 1; and

         o any undistributed ordinary income or capital gain net income for the prior year.

The excise tax generally is inapplicable to any regulated investment company whose sole shareholders are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although each Portfolio believes that it is not subject to the excise tax, the Portfolios intend to make the distributions required to avoid the imposition of such a tax.

Because the Trust is used to fund non-qualified Contracts, each Portfolio must meet the diversification requirements imposed by the Code or these Contracts will fail to qualify as life insurance and annuities. In general, for a Portfolio to meet the investment diversification requirements of Subchapter L of the Code, Treasury regulations require that no more than 55% of the total value of the assets of the Portfolio may be represented by any one investment, no more than 70% by two investments, no more than 80% by three investments and no more than 90% by four investments. Generally, for purposes of the regulations, all securities of the same issuer are treated as a single investment. In the context of United States Government securities (including any security that is issued, guaranteed or insured by the United States or an instrumentality of the United States) each United States Government agency or instrumentality is treated as a separate issuer. Compliance with the regulations is tested on the first day of each calendar year quarter. There is a thirty (30) day period after the end of each calendar year quarter in which to cure any non-compliance.

PORTFOLIO PERFORMANCE

RETURNS AND YIELDS SHOWN DO NOT REFLECT INSURANCE COMPANY CHARGES AND FEES APPLICABLE TO THE CONTRACTS.

ALLIANCE MONEY MARKET PORTFOLIO YIELD

THE ALLIANCE MONEY MARKET PORTFOLIO CALCULATES YIELD INFORMATION FOR SEVEN-DAY PERIODS AND MAY ILLUSTRATE THAT INFORMATION IN ADVERTISEMENTS OR SALES MATERIALS. THE SEVEN-DAY CURRENT YIELD CALCULATION IS BASED ON A HYPOTHETICAL SHAREHOLDER ACCOUNT WITH ONE SHARE AT THE BEGINNING OF THE PERIOD. TO DETERMINE THE SEVEN-DAY RATE OF RETURN, THE NET CHANGE IN THE SHARE VALUE IS COMPUTED BY SUBTRACTING THE SHARE VALUE AT THE BEGINNING OF THE PERIOD FROM THE SHARE VALUE (EXCLUSIVE OF CAPITAL CHANGES) AT THE END OF THE PERIOD. TH NET CHANGE IS DIVIDED BY THE SHARE VALUE AT THE BEGINNING OF THE PERIOD TO OBTAIN THE BASE PERIOD RATE OF RETURN. THIS SEVEN-DAY BASE PERIOD RETURN IS THEN MULTIPLIED BY 365/7 TO PRODUCE AN ANNUALIZED CURRENT YIELD FIGURE CARRIED TO THE NEAREST ONE-HUNDREDTH OF ONE PERCENT.

REALIZED CAPITAL GAINS OR LOSSES AND UNREALIZED APPRECIATION OR DEPRECIATION OF THE PORTFOLIO ARE EXCLUDED FROM THIS CALCULATION. THE NET CHANGE IN SHARE VALUES ALSO REFLECTS ALL ACCRUED EXPENSES OF THE ALLIANCE MONEY MARKET PORTFOLIO AS WELL AS THE VALUE OF ADDITIONAL SHARES PURCHASED WITH DIVIDENDS FROM THE ORIGINAL SHARES AND ANY ADDITIONAL SHARES.

THE EFFECTIVE YIELD IS OBTAINED BY ADJUSTING THE CURRENT YIELD TO GIVE EFFECT TO THE COMPOUNDING NATURE OF THE ALLIANCE MONEY MARKET PORTFOLIO'S INVESTMENTS, AS
FOLLOWS: THE UNANNUALIZED BASE PERIOD RETURN IS COMPOUNDED BY ADDING ONE TO THE BASE PERIOD RETURN, RAISING THE SUM TO A POWER EQUAL TO 365 DIVIDED BY 7, AND SUBTRACTING ONE FROM THE RESULT--I.E., EFFECTIVE YIELD = (BASE PERIOD RETURN +
1)365/7-1.

ALLIANCE MONEY MARKET PORTFOLIO YIELDS WILL FLUCTUATE DAILY. ACCORDINGLY, YIELDS FOR ANY GIVEN PERIOD ARE NOT NECESSARILY REPRESENTATIVE OF FUTURE RESULTS. YIELD IS A FUNCTION OF THE TYPE AND QUALITY OF THE INSTRUMENTS IN THE ALLIANCE MONEY MARKET PORTFOLIO, MATURITIES AND RATES OF RETURN ON INVESTMENTS, AMONG OTHER FACTORS. IN ADDITION, THE VALUE OF SHARES OF THE ALLIANCE MONEY MARKET PORTFOLIO WILL FLUCTUATE AND NOT REMAIN CONSTANT.

THE ALLIANCE MONEY MARKET PORTFOLIO YIELD MAY BE COMPARED WITH YIELDS OF OTHER INVESTMENTS. HOWEVER, IT SHOULD NOT BE COMPARED TO THE RETURN OF FIXED RATE INVESTMENTS WHICH GUARANTEE RATES OF INTEREST FOR SPECIFIED PERIODS. THE YIELD ALSO SHOULD NOT BE COMPARED TO THE YIELD OF MONEY MARKET FUNDS MADE AVAILABLE TO THE GENERAL PUBLIC BECAUSE THEIR YIELDS USUALLY ARE CALCULATED ON THE BASIS OF A CONSTANT $1 PRICE PER SHARE AND THEY PAY OUT EARNINGS IN DIVIDENDS WHICH ACCRUE ON A DAILY BASIS. INVESTMENT INCOME OF THE ALLIANCE MONEY MARKET PORTFOLIO, INCLUDING ANY REALIZED GAINS AS WELL AS ACCRUED INTEREST, IS NOT PAID OUT IN DIVIDENDS BUT IS REFLECTED IN THE SHARE VALUE. THE ALLIANCE MONEY MARKET PORTFOLIO YIELD ALSO DOES NOT REFLECT INSURANCE COMPANY CHARGES AND FEES APPLICABLE TO CONTRACTS.

COMPUTATION OF TOTAL RETURN

Each Portfolio may provide average annual total return information calculated according to a formula prescribed by the SEC. According to that formula, average annual total return figures represent the average annual compounded rate of return for the stated period. Average annual total return quotations reflect the percentage change between the beginning value of a static account in the Portfolio and the ending value of that account measured by the then current net asset value of that Portfolio assuming that all dividends and capital gains distributions during the stated period were invested in shares of the Portfolio when paid. Total return is calculated by finding the average annual compounded rates of return of a hypothetical investment that would equate the initial amount invested to the ending redeemable value of such investment, according to the following formula:

T = (ERV/P)1/n

where "T" equals average annual total return; where "ERV", the ending redeemable value, is the value at the end of the applicable period of a hypothetical $1,000 investment made at the beginning of the applicable period; where "P" equals a hypothetical initial investment of $1,000; and where "n" equals the number of years.

Each Portfolio's total return will vary from time to time depending upon market conditions, the composition of each Portfolio's investment portfolio and operating expenses of the Trust allocated to each Portfolio. Total return should also be considered relative to changes in the value of a Portfolio's shares and to the relative risks associated with the investment objectives and policies of the Portfolios. These total return figures do not reflect insurance company expenses and fees applicable to the Contracts. At any time in the future, total return may be higher or lower than in the past and there can be no assurance that any historical results will continue.

NON-STANDARD PERFORMANCE

In addition to the performance information described above, each Portfolio may provide total return information with respect to the Portfolios for designated periods, such as for the most recent six months or most recent twelve months. This total return information is computed as described under "Computation of Total Return" above except that no annualization is made.

OTHER SERVICES

INDEPENDENT ACCOUNTANT

PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, serves as the Trust's independent accountants. PricewaterhouseCoopers LLP is responsible for auditing the annual financial statements of the Trust.

CUSTODIAN

The Chase Manhattan Bank, 1211 Avenue of the Americas, New York, New York 10036 serves as custodian of the Trust's portfolio securities and other assets. Under the terms of the custody agreement between the Trust and The Chase Manhattan Bank, The Chase Manhattan Bank maintains and deposits in separate accounts, cash, securities and other assets of the Portfolios. The Chase Manhattan Bank is also required, upon the order of the Trust, to deliver securities held by The Chase Manhattan Bank, and to make payments for securities purchased by the Trust. The Chase Manhattan Bank has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities.

TRANSFER AGENT

Equitable serves as the transfer agent and dividend disbursing agent for the Trust. Equitable receives no compensation for providing such services for the Trust.

COUNSEL

Dechert Price & Rhoads, 1775 Eye Street, N.W. Washington, D.C. 20006, serves as counsel to the Trust.

Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Suite 1000, Washington, D.C. 20036, serves as counsel to the independent Trustees of the Trust.

FINANCIAL STATEMENTS

The audited financial statements for the period ended December 31, 1998, including the financial highlights, appearing in the Trust's Annual Report to Shareholders, filed electronically with the SEC on March 16, 1999, IS incorporated by reference and made a part of this document.

                                EQ ADVISORS TRUST
                          INVESTMENT STRATEGIES SUMMARY


                                                             Borrowings     Borrowings
                                             Asset-backed   (emergencies,  (leveraging  Convertible                 Inverse
               PORTFOLIO                     Securities(A)  redemptions)    purposes)    Securities   Floaters(A)  Floaters(A)
                                             -------------  ------------    ---------    ----------   -----------  ----------
ALLIANCE AGGRESSIVE STOCK                          Y              Y             N            Y             Y            Y

ALLIANCE BALANCED                                  Y              Y             N            Y             Y            Y

ALLIANCE COMMON STOCK                              Y              Y             N            Y             Y            Y

ALLIANCE CONSERVATIVE INVESTORS                    Y              Y             N            Y             Y            Y

ALLIANCE EQUITY INDEX                              N              Y             N            Y             Y            Y

ALLIANCE GLOBAL                                    Y              Y             N            Y             Y            Y

ALLIANCE GROWTH AND INCOME                         Y              Y             N            Y             Y            Y

ALLIANCE GROWTH INVESTORS                          Y              Y             N            Y             Y            Y

ALLIANCE HIGH YIELD                                Y              Y             N            Y             Y            Y

ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES        Y              Y             N            Y             Y            Y

ALLIANCE INTERNATIONAL                             Y              Y             N            Y             Y            Y

ALLIANCE MONEY MARKET                              Y              Y             N            Y             Y            Y

ALLIANCE QUALITY BOND                              Y              Y             N            Y             Y            Y

ALLIANCE SMALL CAP GROWTH                          Y              Y             N            Y             Y            Y

T. Rowe Price International Stock                  N          Y - 33.3%         N            Y             N            N

T. Rowe Price Equity Income                        N          Y - 33.3%         N            Y             N            N

EQ/Putnam Growth & Income Value                    N          Y - 10.0%         N            Y             N            N

EQ/PUTNAM INTERNATIONAL EQUITY                     N          Y - 10.0%         N            Y             N            N

EQ/PUTNAM INVESTORS GROWTH                         N          Y - 10.0%         N            Y             N            N

EQ/PUTNAM BALANCED                                 Y          Y - 10.0%         N            Y             Y            N

MFS RESEARCH                                       N          Y - 33.3%         N            Y             N            N

MFS EMERGING GROWTH COMPANIES                      Y          Y - 33.3%         N            Y             N            N

MFS GROWTH WITH INCOME                             N          Y - 10.0%         N            Y             N            N

MORGAN STANLEY EMERGING MARKETS EQUITY             Y          Y - 33.3%         N            Y             Y            Y

WARBURG PINCUS SMALL COMPANY VALUE                 N          Y - 30.0%         N            Y             N            N

EQ/Putnam International Equity                     N          Y - 10.0%         N            Y             N            N

EQ/Putnam Investors Growth                         N          Y - 10.0%         N            Y             N            N

EQ/Putnam Balanced                                 Y          Y - 10.0%         N            Y             Y            N

MFS Research                                       N          Y - 33.3%         N            Y             N            N








                                                Brady     Depository    Foreign Currency   Foreign Currency
               PORTFOLIO                      Bonds(B)   Receipts(B)      Spot Trans.       Forward Trans.
                                              --------   -----------      -----------       --------------
ALLIANCE AGGRESSIVE STOCK                         Y           Y                Y                  Y

ALLIANCE BALANCED                                 Y           Y                Y                  Y

ALLIANCE COMMON STOCK                             Y           Y                Y                  Y

ALLIANCE CONSERVATIVE INVESTORS                   Y           Y                Y                  Y

ALLIANCE EQUITY INDEX                             N           N                N                  N

ALLIANCE GLOBAL                                   Y           Y                Y                  Y

ALLIANCE GROWTH AND INCOME                        Y           Y                Y                  Y

ALLIANCE GROWTH INVESTORS                         Y           Y                Y                  Y

ALLIANCE HIGH YIELD                               Y           Y                Y                  Y

ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES       Y           N                Y                  N

ALLIANCE INTERNATIONAL                            Y           Y                Y                  Y

ALLIANCE MONEY MARKET                             N           Y                N                  N

ALLIANCE QUALITY BOND                             Y           Y                Y                  Y

ALLIANCE SMALL CAP GROWTH                         Y           Y                Y                  Y

T. Rowe Price International Stock                 N           Y                Y                  Y

T. Rowe Price Equity Income                       N           Y                Y                  Y

EQ/Putnam Growth & Income Value                   N           Y                Y                  Y

EQ/PUTNAM INTERNATIONAL EQUITY                    N           Y                Y                  Y

EQ/PUTNAM INVESTORS GROWTH                        N           Y                Y                  Y

EQ/PUTNAM BALANCED                                Y           Y                Y                  Y

MFS RESEARCH                                      N           Y                Y                  N

MFS EMERGING GROWTH COMPANIES                     Y           Y                Y                  Y

MFS GROWTH WITH INCOME                            N           Y                Y                  Y

MORGAN STANLEY EMERGING MARKETS EQUITY            Y           Y                Y                  Y

WARBURG PINCUS SMALL COMPANY VALUE                N           Y                Y                  Y

EQ/Putnam International Equity                    N           Y                Y                  Y

EQ/Putnam Investors Growth                        N           Y                Y                  Y

EQ/Putnam Balanced                                Y           Y                Y                  Y

MFS Research                                      N           Y                Y                  N




                                               Foreign Currency         Options
               PORTFOLIO                      Futures Trans.(A)    (exchange traded)
                                              -----------------    -----------------
ALLIANCE AGGRESSIVE STOCK                             Y                    Y

ALLIANCE BALANCED                                     Y                    Y

ALLIANCE COMMON STOCK                                 Y                    Y

ALLIANCE CONSERVATIVE INVESTORS                       Y                    Y

ALLIANCE EQUITY INDEX                                 N                    N

ALLIANCE GLOBAL                                       Y                    Y

ALLIANCE GROWTH AND INCOME                            Y                    Y

ALLIANCE GROWTH INVESTORS                             Y                    Y

ALLIANCE HIGH YIELD                                   Y                    Y

ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES           N                    Y

ALLIANCE INTERNATIONAL                                Y                    Y

ALLIANCE MONEY MARKET                                 N                    N

ALLIANCE QUALITY BOND                                 Y                    Y

ALLIANCE SMALL CAP GROWTH                             Y                    Y

T. Rowe Price International Stock

T. Rowe Price Equity Income

EQ/Putnam Growth & Income Value

EQ/PUTNAM INTERNATIONAL EQUITY

EQ/PUTNAM INVESTORS GROWTH

EQ/PUTNAM BALANCED

MFS RESEARCH

MFS EMERGING GROWTH COMPANIES

MFS GROWTH WITH INCOME                                Y                    Y

MORGAN STANLEY EMERGING MARKETS EQUITY                Y                    Y

WARBURG PINCUS SMALL COMPANY VALUE                    Y                    y

EQ/Putnam International Equity                        Y                    Y

EQ/Putnam Investors Growth                            Y                    Y

EQ/Putnam Balanced                                    Y                    Y

MFS Research                                          N                    N


                                                             Borrowings     Borrowings
                                             Asset-backed   (emergencies,  (leveraging  Convertible                 Inverse
               PORTFOLIO                     Securities(A)  redemptions)    purposes)    Securities   Floaters(A)  Floaters(A)
                                             -------------  ------------    ---------    ----------   -----------  ----------
MFS Emerging Growth Companies                      Y          Y - 33.3%         N            Y             N          N

MFS Growth with Income                             N          Y - 10.0%         N            Y             N          N

Morgan Stanley Emerging Markets Equity             Y          Y - 33.3%         N            Y             Y          Y

Warburg Pincus Small Company Value                 N          Y - 30.0%         N            Y             N          N

Merrill Lynch World Strategy                       N          Y - 33.3%         N            Y             N          N

Merrill Lynch Basic Value Equity                   N          Y - 33.3%         N            Y             N          N

Lazard Large Cap Value                             N          Y - 10.0%     Y - 33.3%        Y             Y          N

Lazard Small Cap Value                             N        Y - 15.0% (E)       N            Y             Y          N

JPM Core Bond                                      Y          Y - 33.3%         N            Y             N          N

BT Small Company Index                             Y          Y - 33.3%         N            Y             N          N

BT International Equity Index                      Y          Y - 33.3%         N            Y             N          N

BT Equity 500 Index                                Y          Y - 33.3%         N            Y             N          N

EQ/Evergreen Portfolio                             N          Y - 33.3%         N            Y             N          N

EQ/Evergreen Foundation Portfolio                  N          Y - 33.3%         N            Y             N          N

EQ/Alliance Premier Growth Portfolio               N          Y - 5.0%          N            Y             N          N

Capital Guardian Research Portfolio                N          Y - 5.0%          N            Y             N          N

Capital Guardian U.S. Equity Portfolio             N          Y - 5.0%          N            Y             N          N

Capital Guardian International Portfolio           N          Y - 5.0%          N            Y             N          N



                                                Brady     Depository    Foreign Currency   Foreign Currency
               PORTFOLIO                      Bonds(B)   Receipts(B)      Spot Trans.       Forward Trans.
                                              --------   -----------      -----------       --------------
MFS Emerging Growth Companies                    Y           Y                Y                  Y

MFS Growth with Income                           N           Y                Y                  Y

Morgan Stanley Emerging Markets Equity           Y           Y                Y                  Y

Warburg Pincus Small Company Value               N           Y                Y                  Y

Merrill Lynch World Strategy                     N           Y                Y                  Y

Merrill Lynch Basic Value Equity                 N        Y - 10%             Y                  Y

Lazard Large Cap Value                           N        Y - 10%             Y                  N

Lazard Small Cap Value                           N           N                N                  N

JPM Core Bond                                    Y           Y                Y                  Y

BT Small Company Index                           N           N                N                  N

BT International Equity Index                    N           Y                Y                  Y

BT Equity 500 Index                              N           N                N                  N

EQ/Evergreen Portfolio                           N           N                N                  N

EQ/Evergreen Foundation Portfolio                N           Y                Y                  Y

EQ/Alliance Premier Growth Portfolio             N           Y                Y                  Y

Capital Guardian Research Portfolio              N           Y                N                  N

Capital Guardian U.S. Equity Portfolio           N           Y                N                  N

Capital Guardian International Portfolio         N           Y                Y                  Y





                                               Foreign Currency         Options
               PORTFOLIO                      Futures Trans.(A)    (exchange traded)
                                              -----------------    -----------------
MFS Emerging Growth Companies                        Y                    Y

MFS Growth with Income                               Y                    Y

Morgan Stanley Emerging Markets Equity               Y                    Y

Warburg Pincus Small Company Value                   Y                    Y

Merrill Lynch World Strategy                         Y                    Y

Merrill Lynch Basic Value Equity                     Y                    Y

Lazard Large Cap Value                               N                    N

Lazard Small Cap Value                               N                    N

JPM Core Bond                                        Y                    Y

BT Small Company Index                               N                    N

BT International Equity Index                        Y                    Y

BT Equity 500 Index                                  N                    N

EQ/Evergreen Portfolio                               N                    N

EQ/Evergreen Foundation Portfolio                    Y                    Y

EQ/Alliance Premier Growth Portfolio                 Y                    Y

Capital Guardian Research Portfolio                  N                    N

Capital Guardian U.S. Equity Portfolio               N                    N

Capital Guardian International Portfolio             Y                    Y


----------
(A)Considered a derivative security.

(B)Considered a foreign security.

(C)Written options must be "covered."

(D)Certain mortgages are considered derivatives.

(E)May not exceed 15% for temporary or emergency purposes, including to meet redemptions (otherwise such borrowings may not exceed 5% of total assets).

                                EQ ADVISORS TRUST
                          INVESTMENT STRATEGIES SUMMARY

                                                                         Foreign Currency
                                                Foreign Currency  (written, covered     Foreign     Forward        Hybrid
              PORTFOLIO                          Options (OTC)      call options)     Securities  Commitments  Instruments(A)
                                                 -------------      -------------     ----------  -----------  --------------
ALLIANCE AGGRESSIVE STOCK                              Y                  Y             Y - 20%        Y             Y

ALLIANCE BALANCED                                      Y                  Y             Y - 20%        Y             Y

ALLIANCE COMMON STOCK                                  Y                  Y                Y           Y             Y

ALLIANCE CONSERVATIVE INVESTORS                        Y                  Y             Y - 15%        Y             Y

ALLIANCE EQUITY INDEX                                  N                  N                N           Y             Y

ALLIANCE GLOBAL                                        Y                  Y                Y           Y             Y

ALLIANCE GROWTH AND INCOME                             Y                  Y                Y           Y             N

ALLIANCE GROWTH INVESTORS                              Y                  Y             Y - 30%        Y             Y

ALLIANCE HIGH YIELD                                    Y                  Y                Y           Y             Y

ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES            Y                  N                N           Y             Y

ALLIANCE INTERNATIONAL                                 Y                  Y                Y           Y             Y

ALLIANCE MONEY MARKET                                  N                  N             Y - 20%        Y             N

ALLIANCE QUALITY BOND                                  Y                  Y                Y           Y             Y

ALLIANCE SMALL CAP GROWTH                              Y                  Y             Y - 20%        Y             Y

T. Rowe Price International Stock                      N                  Y                Y           Y          Y - 10%

T. Rowe Price Equity Income                            N                  Y                Y           Y          Y - 10%

EQ/Putnam Growth & Income Value                        Y                  Y                Y           Y             N

EQ/Putnam International Equity                         Y                  Y                Y           Y             N

EQ/Putnam Investors Growth                             Y                  Y                Y           Y             N

EQ/Putnam Balanced                                     Y                  Y                Y           Y             N

MFS Research                                           N                  N                Y           Y             N

MFS Emerging Growth Companies                          Y                  Y                Y           Y             N

MFS Growth with Income                                 Y                  Y                Y           Y             N

Morgan Stanley Emerging Markets Equity                 Y                  Y                Y           Y             Y

Warburg Pincus Small Company Value                     N                  Y                Y           N             N

Merrill Lynch World Strategy                           Y                  Y                Y           Y             N

Merrill Lynch Basic Value Equity                       N                  Y                Y           Y             N

Lazard Large Cap Value                                 N                  Y                Y           Y             N

Lazard Small Cap Value                                 N                  N                Y           Y             N

JPM Core Bond                                          Y                  Y                Y           Y             N

BT Small Company Index                                 N                  N                N           Y             N




                                                               Investment      Non-Inv.
                                                   Illiquid      Grade         Grade           Loan        Mortgage     Direct
                                                  Securities  Fixed Income  Fixed Income  Participations  Related(D)  Mortgages
                                                  ----------  ------------  ------------  --------------  ----------  ---------
ALLIANCE AGGRESSIVE STOCK                          Y - 15%         Y             N               Y             Y          N

ALLIANCE BALANCED                                  Y - 15%         Y             N               Y             Y          N

ALLIANCE COMMON STOCK                              Y - 15%         Y             N               Y             Y          N

ALLIANCE CONSERVATIVE INVESTORS                    Y - 15%         Y             N               Y             Y          N

ALLIANCE EQUITY INDEX                              Y - 15%         Y             N               Y             N          N

ALLIANCE GLOBAL                                    Y - 15%         Y             N               Y             Y          N

ALLIANCE GROWTH AND INCOME                         Y - 15%         Y           Y- 30%            Y             Y          N

ALLIANCE GROWTH INVESTORS                          Y - 15%      Y - 60%       Y - 15%            Y             Y          N

ALLIANCE HIGH YIELD                                Y - 15%         Y             Y               Y             Y          N

ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES        Y - 15%         Y             N               Y             Y          N

ALLIANCE INTERNATIONAL                             Y - 15%         Y             N               Y             Y          N

ALLIANCE MONEY MARKET                              Y - 10%         Y             N               N             Y          N

ALLIANCE QUALITY BOND                              Y - 15%         Y             N               Y             Y          N

ALLIANCE SMALL CAP GROWTH                          Y - 15%         Y             N               Y             Y          N

T. Rowe Price International Stock                  Y - 15%         Y             N               N             N          N

T. Rowe Price Equity Income                        Y - 15%         Y          Y - 10%            N             N          N

EQ/Putnam Growth & Income Value                    Y - 15%         Y             Y               N             N          N

EQ/Putnam International Equity                     Y - 15%         Y             Y               N             N          N

EQ/Putnam Investors Growth                         Y - 15%         Y             Y               N             N          N

EQ/Putnam Balanced                                 Y - 15%         Y             Y               Y             Y          N

MFS Research                                       Y - 15%         Y          Y - 10%            N             N          N

MFS Emerging Growth Companies                      Y - 15%         Y             Y               Y             N          N

MFS Growth with Income                             Y - 15%         Y             Y               N             N          N

Morgan Stanley Emerging Markets Equity             Y - 15%         Y             Y               Y             Y          N

Warburg Pincus Small Company Value                 Y - 10%         Y             Y               N             N          N

Merrill Lynch World Strategy                       Y - 15%         Y             Y               N             N          N

Merrill Lynch Basic Value Equity                   Y - 15%         Y             N               N             N          N

Lazard Large Cap Value                             Y - 10%         Y             N               Y             Y          N

Lazard Small Cap Value                             Y - 10%         Y             N               Y             Y          N

JPM Core Bond                                      Y - 15%         Y             N               Y             Y          Y

BT Small Company Index                             Y - 15%         Y             N               N             Y          N



                                                                Security    Security
                                                    Municipal    Futures     Options
                                                   Securities   Trans.(A)  Trans.(C)
                                                   ----------   ---------  ----------
ALLIANCE AGGRESSIVE STOCK                               N           Y           Y

ALLIANCE BALANCED                                       N           Y           Y

ALLIANCE COMMON STOCK                                   N           Y           Y

ALLIANCE CONSERVATIVE INVESTORS                         N           Y           Y

ALLIANCE EQUITY INDEX                                   N           Y           N

ALLIANCE GLOBAL                                         N           Y           Y

ALLIANCE GROWTH AND INCOME                              N           Y           Y

ALLIANCE GROWTH INVESTORS                               N           Y           Y

ALLIANCE HIGH YIELD                                     N           Y           Y

ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES             N           Y           Y

ALLIANCE INTERNATIONAL                                  N           Y           Y

ALLIANCE MONEY MARKET                                   N           N           N

ALLIANCE QUALITY BOND                                   N           Y           Y

ALLIANCE SMALL CAP GROWTH                               N           Y           Y

T. Rowe Price International Stock                       N           Y           Y

T. Rowe Price Equity Income                             N           Y           Y

EQ/Putnam Growth & Income Value                         N           Y           Y

EQ/Putnam International Equity                          N           Y           Y

EQ/Putnam Investors Growth                              N           Y           Y

EQ/Putnam Balanced                                      N           Y           Y

MFS Research                                            N           N           N

MFS Emerging Growth Companies                           N           Y           Y

MFS Growth with Income                                  N           Y           Y

Morgan Stanley Emerging Markets Equity                  Y           Y           Y

Warburg Pincus Small Company Value                      N           Y           Y

Merrill Lynch World Strategy                            N           Y           Y

Merrill Lynch Basic Value Equity                        N           Y           Y

Lazard Large Cap Value                                  N           N           N

Lazard Small Cap Value                                  N           N           N

JPM Core Bond                                           Y           Y           Y

BT Small Company Index                                  N           Y           Y





                                      -65-



                                                                         Foreign Currency
                                                Foreign Currency  (written, covered     Foreign     Forward        Hybrid
              PORTFOLIO                          Options (OTC)      call options)     Securities  Commitments  Instruments(A)
                                                 -------------      -------------     ----------  -----------  --------------
BT International Equity Index                          Y                  Y                Y           Y             N

BT Equity 500 Index                                    N                  N                Y           Y             N

EQ/Evergreen Portfolio                                 Y                  Y                Y           Y             N

EQ/Evergreen Foundation Portfolio                      N                  Y                Y           Y             N

EQ/Alliance Premier Growth Portfolio                   Y                  Y                Y           Y             N

Capital Guardian Research Portfolio                    N                  N                Y           Y          Y - 10%

Capital Guardian U.S. Equity Portfolio                 N                  N                Y           Y          Y - 10%

Capital Guardian International Portfolio               Y                  Y                Y           Y          Y - 10%



                                                               Investment      Non-Inv.
                                                   Illiquid      Grade         Grade           Loan        Mortgage     Direct
                                                  Securities  Fixed Income  Fixed Income  Participations  Related(D)  Mortgages
                                                  ----------  ------------  ------------  --------------  ----------  ---------
BT International Equity Index                      Y - 15%         Y             N               N             Y          N

BT Equity 500 Index                                Y - 15%         Y             N               N             Y          N

EQ/Evergreen Portfolio                             Y - 15%         Y             N               N             N          N

EQ/Evergreen Foundation Portfolio                  Y - 15%         N             Y               N             Y          N

EQ/Alliance Premier Growth Portfolio               Y - 15%         Y             N               N             N          N

Capital Guardian Research Portfolio                Y - 15%         Y             N               N             N          N

Capital Guardian U.S. Equity Portfolio             Y - 15%         Y             N               N             N          N

Capital Guardian International Portfolio           Y - 15%         Y             N               N             N          N





                                                                Security    Security
                                                    Municipal    Futures     Options
                                                   Securities   Trans.(A)  Trans.(C)
                                                   ----------   ---------  ----------
BT International Equity Index                           N           Y           Y

BT Equity 500 Index                                     N           Y           Y

EQ/Evergreen Portfolio                                  N           Y           Y

EQ/Evergreen Foundation Portfolio                       N           Y           Y

EQ/Alliance Premier Growth Portfolio                    N           Y           Y

Capital Guardian Research Portfolio                     N           Y           Y

Capital Guardian U.S. Equity Portfolio                  N           Y           Y

Capital Guardian International Portfolio                N           Y           Y


----------------------------------------------------------------------------

(A)Considered a derivative security.

(B)Considered a foreign security.

(C)Written options must be "covered."

(D)Certain mortgages are considered derivatives.

(E)May not exceed 15% for temporary or emergency purposes, including to meet redemptions (otherwise such borrowings may not exceed 5% of total assets).

                                EQ ADVISORS TRUST
                          INVESTMENT STRATEGIES SUMMARY

                                                Passive    Payment    Real Estate                   Reverse
                                                Foreign    In-Kind     Investment    Repurchase    Repurchase    Securities
            PORTFOLIO                         Inv. Comp.    Bonds        Trusts      Agreements    Agreements     Lending
                                              ----------    -----        ------      ----------    ----------     -------
ALLIANCE AGGRESSIVE STOCK                          Y          Y            Y             Y             N         Y - 50.0%

ALLIANCE BALANCED                                  Y          Y            Y             Y             N         Y - 50.0%

ALLIANCE COMMON STOCK                              Y          Y            Y             Y             N         Y - 50.0%

ALLIANCE CONSERVATIVE INVESTORS                    Y          Y            Y             Y             N         Y - 50.0%

ALLIANCE EQUITY INDEX                              Y          Y            Y             N             N         Y - 50.0%

ALLIANCE GLOBAL                                    Y          Y            Y             Y             N         Y - 50.0%

ALLIANCE GROWTH AND INCOME                         Y          Y            Y             Y             N         Y - 50.0%

ALLIANCE GROWTH INVESTORS                          Y          Y            Y             Y             N         Y - 50.0%

ALLIANCE HIGH YIELD                                Y          Y            Y             Y             N             Y

ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES        Y          Y            Y             Y             N             Y

ALLIANCE INTERNATIONAL                             Y          Y            Y             Y             N         Y - 50.0%

ALLIANCE MONEY MARKET                              Y          Y            Y             Y             N         Y - 50.0%

ALLIANCE QUALITY BOND                              Y          Y            Y             Y             N         Y - 50.0%

ALLIANCE SMALL CAP GROWTH                          Y          Y            Y             Y             N         Y - 50.0%

T. Rowe Price International Stock                  Y          N            N             Y             N         Y - 33.3%

T. Rowe Price Equity Income                        N          N            N             Y             N         Y - 33.3%

EQ/Putnam Growth & Income Value                    N          Y            N             Y             N         Y - 25.0%

EQ/Putnam International Equity                     Y          N            N             Y             N         Y - 25.0%

EQ/Putnam Investors Growth                         N          N            N             Y             N         Y - 25.0%

EQ/Putnam Balanced                                 N          Y            Y             Y             N         Y - 25.0%

MFS Research                                       N          N            N             Y             N         Y - 33.3%

MFS Emerging Growth Companies                      N          N            N             Y             N         Y - 30.0%

MFS Growth with Income                             N          N            N             Y             N         Y - 25.0%

Morgan Stanley Emerging Markets Equity             Y          Y            Y             Y             Y         Y - 33.3%

Warburg Pincus Small Company Value                 N          N            N             Y             N         Y - 20.0%

Merrill Lynch World Strategy                       N          N            N             Y             N         Y - 20.0%

Merrill Lynch Basic Value Equity                   N          N            N             Y             N         Y - 20.0%

Lazard Large Cap Value                             N          N            Y             Y             Y         Y - 10.0%

Lazard Small Cap Value                             N          N            Y             Y             N         Y - 10.0%

JPM Core Bond                                      N          Y            Y             Y             Y         Y - 33.3%

BT Small Company Index                             N          N            Y             Y             Y         Y - 30.0%

BT International Equity Index                      N          N            Y             Y             Y         Y - 30.0%



                                                    Short Sales      Small                                           Zero
                                                      Against-      Company    Structured      Swap    U.S. Gov't   Coupon
                                                      the-box     Securities    Notes(A)    Trans.(A)  Securities   Bonds
                                                      -------     ----------    --------    ---------  ----------   ------
ALLIANCE AGGRESSIVE STOCK                                Y             Y           Y            Y           Y          Y

ALLIANCE BALANCED                                        Y             Y           Y            Y           Y          Y

ALLIANCE COMMON STOCK                                    Y             Y           Y            Y           Y          Y

ALLIANCE CONSERVATIVE INVESTORS                          Y             Y           Y            Y           Y          Y

ALLIANCE EQUITY INDEX                                    Y             Y           Y            Y           Y          Y

ALLIANCE GLOBAL                                          Y             Y           Y            Y           Y          Y

ALLIANCE GROWTH AND INCOME                               Y             Y           Y            Y           Y          Y

ALLIANCE GROWTH INVESTORS                                Y             Y           Y            Y           Y          Y

ALLIANCE HIGH YIELD                                      Y             Y           Y            Y           Y          Y

ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES              Y             Y           Y            Y           Y          Y

ALLIANCE INTERNATIONAL                                   Y             Y           Y            Y           Y          Y

ALLIANCE MONEY MARKET                                    Y             Y           Y            N           Y          Y

ALLIANCE QUALITY BOND                                    Y             Y           Y            Y           Y          Y

ALLIANCE SMALL CAP GROWTH                                Y             Y           Y            Y           Y          Y

T. Rowe Price International Stock                        N             N           N            N           Y          N

T. Rowe Price Equity Income                              N             N           N            N           Y          N

EQ/Putnam Growth & Income Value                          N             N           N            N           Y          Y

EQ/Putnam International Equity                           N             Y           N            N           Y          N

EQ/Putnam Investors Growth                               N             N           N            N           Y          N

EQ/Putnam Balanced                                       N             Y           N            N           Y          Y

MFS Research                                             N             N           N            N           Y          N

MFS Emerging Growth Companies                            N             N           N            N           Y          N

MFS Growth with Income                                   N             N           N            N           Y          Y

Morgan Stanley Emerging Markets Equity                   Y             Y           Y            Y           Y          Y

Warburg Pincus Small Company Value                       Y             Y           N            N           Y          N

Merrill Lynch World Strategy                             N             N           N            N           Y          N

Merrill Lynch Basic Value Equity                         N             N           N            N           Y          N

Lazard Large Cap Value                                   N             N           N            N           Y          N

Lazard Small Cap Value                                   N             Y           N            N           Y          N

JPM Core Bond                                            N             N           N            Y           Y          Y

BT Small Company Index                                   N             Y           N            N           Y          N

BT International Equity Index                            N             N           N            Y           Y          N

                                      -67-



                                                Passive    Payment    Real Estate                   Reverse
                                                Foreign    In-Kind     Investment    Repurchase    Repurchase    Securities
            PORTFOLIO                         Inv. Comp.    Bonds        Trusts      Agreements    Agreements     Lending
                                              ----------    -----        ------      ----------    ----------     -------
BT Equity 500 Index                                N          N            Y             Y             Y         Y - 30.0%

EQ/Evergreen Portfolio                             N          N            N             Y             Y         Y - 33.3%

EQ/Evergreen Foundation Portfolio                  N          N            Y             Y             Y         Y - 33.3%

EQ/Alliance Premier Growth Portfolio               N          N            Y             Y             N         Y - 25.0%

Capital Guardian Research Portfolio                N          N            Y             Y             N         Y - 33.3%

Capital Guardian U.S. Equity Portfolio             N          N            Y             Y             N         Y - 33.3%

Capital Guardian International Portfolio           Y          N            Y             Y             N         Y - 33.3%



                                                    Short Sales      Small                                           Zero
                                                      Against-      Company    Structured      Swap    U.S. Gov't   Coupon
                                                      the-box     Securities    Notes(A)    Trans.(A)  Securities   Bonds
                                                      -------     ----------    --------    ---------  ----------   ------

BT Equity 500 Index                                      N             N           N            N           Y          N

EQ/Evergreen Portfolio                                   Y             Y           N            N           Y          N

EQ/Evergreen Foundation Portfolio                        N             N           N            N           Y          N

EQ/Alliance Premier Growth Portfolio                     N             N           N            N           Y          N

Capital Guardian Research Portfolio                      N             Y           N            N           Y          N

Capital Guardian U.S. Equity Portfolio                   N             Y           N            N           Y          N

Capital Guardian International Portfolio                 N             Y           N            N           Y          N


----------------------------------------------------------------------------
(A)Considered a derivative security.

(B)Considered a foreign security.

(C)Written options must be "covered."

(D)Certain mortgages are considered derivatives.

(E)May not exceed 15% for temporary or emergency purposes, including to meet redemptions (otherwise such borrowings may not exceed 5% of total assets).

                                   APPENDIX B

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 AND PRIME-1 COMMERCIAL PAPER RATINGS


The rating A-1 (including A-1+) is the highest commercial paper rating assigned by STANDARD & POOR'S. Commercial paper rated A-1 by STANDARD & POOR'S has the following characteristics:


         o liquidity ratios are adequate to meet cash requirements;

         o long-term senior debt is rated "A" or better;

         o the issuer has access to at least two additional channels of borrowing;

         o basic earnings and cash flow have an upward trend with allowance made for unusual circumstances;

         o typically, the issuer's industry is well established and the issuer has a strong position within the industry; and

         o the reliability and quality of management are unquestioned.


Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. Issues rated A-1 that are determined by STANDARD & POOR'S to have overwhelming safety characteristics are designated A-1+.


The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:

         o evaluation of the management of the issuer;

         o economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;

         o evaluation of the issuer's products in relation to competition and customer acceptance;

         o liquidity;

         o amount and quality of long-term debt;

         o trend of earnings over a period of ten years;

         o financial strength of parent company and the relationships which exist with the issuer; and

         o recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

DESCRIPTION OF BOND RATINGS

Bonds are considered to be "investment grade" if they are in one of the top four ratings.


STANDARD & POOR'S ratings are as follows:

o Bonds rated AAA have the highest rating assigned by STANDARD & POOR'S. Capacity to pay interest and repay principal is extremely strong.


o Bonds rated AA have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

o Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

o Debt rated BB, B, CCC, CC or C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse debt conditions.

o The rating C1 is reserved for income bonds on which no interest is being paid.

o Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

o The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Moody's ratings are as follows:

o Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

o Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

o Bonds which are rated A possess many favorably investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

o Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

o Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

o Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

o Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

o Bonds which are rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

o Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies modifiers to each rating classification from Aa through B to indicate relative ranking within its rating categories. The modifier "1" indicates that a security ranks in the higher end of its rating category; the modifier "2" indicates a mid-range ranking and the modifier "3" indicates that the issue ranks in the lower end of its rating category.

PART C: OTHER INFORMATION

ITEM 23.  EXHIBITS

(a)(1)        Agreement and Declaration of Trust.(1)
(a)(2)        Amended and Restated Agreement and Declaration of Trust.(2)

(a)(3)        Certificate of Trust.(1)

(a)(4)        Certificate of Amendment.(2)

(b)(1)(i)     By-Laws of the Trust.(1)

(c)(1)(ii)    None other than Exhibit (a)(2) and (b)(1)(i).

(d)           Investment Advisory Contracts

(d)(1)(i) Investment Management Agreement between EQ Advisors Trust and EQ Financial Consultants, Inc. dated April 14, 1997.(4)

(d)(1)(ii) Amendment No. 1, dated December 9, 1997 to Investment Management Agreement between EQ Advisors Trust and EQ Financial Consultants, Inc. dated April 14, 1997.(7)


(d)(1)(iii) Amendment No. 2, dated as of December 31, 1998 to Investment Management Agreement between EQ Advisors Trust and EQ Financial Consultants, Inc. dated April 14, 1997.(11)


(d)(1)(iv) Form of Amendment No. 3, dated as of April 30, 1999, to Investment Management Agreement between EQ Advisors Trust and EQ Financial Consultants, INC.(11)


(d)(1)(v) FORM OF AMENDMENT NO. 4, DATED AS OF SEPTEMBER 1, 1999, TO INVESTMENT MANAGEMENT AGREEMENT BETWEEN EQ ADVISORS TRUST AND EQ FINANCIAL CONSULTANTS, INC.


(d)(2) Investment Advisory Agreement between EQ Financial Consultants, Inc. and T. Rowe Price Associates, Inc. dated April 1997.(4)

(d)(3) Investment Advisory Agreement between EQ Financial Consultants, Inc. and Rowe Price-Fleming International, Inc. dated April 1997.(4)

(d)(4) Investment Advisory Agreement between EQ Financial Consultants, Inc. and Putnam Investment Management, Inc. dated April 1997.(4)

(d)(5)(i) Investment Advisory Agreement between EQ Financial Consultants, Inc. and Massachusetts Financial Services Company dated April 1997.(4)

(d)(5)(ii) Amendment No. 1, dated as of December 31, 1998 to Investment Advisory Agreement by and between EQ Financial Consultants, Inc. and Massachusetts Financial Services Company dated April 1997.(11)


(d)(6) Investment Advisory Agreement between EQ Financial Consultants, Inc. and Morgan Stanley Asset Management Inc. dated April 1997.(4)

(d)(7) Investment Advisory Agreement between EQ Financial Consultants, Inc. and Warburg, Pincus Counsellors, Inc. dated April 1997.(4)

(d)(8) Investment Advisory Agreement between EQ Financial Consultants, Inc. and Merrill Lynch Asset Management, L.P. dated April 1997.(4)

(d)(9) Investment Advisory Agreement between EQ Financial Consultants, Inc. and Lazard Freres & Co. LLC dated December 9, 1997.(7)

(d)(10) Investment Advisory Agreement between EQ Financial Consultants, Inc. and J.P. Morgan Investment Management, Inc. dated December 9, 1997.(7)

(d)(11) Investment Advisory Agreement between EQ Financial Consultants, Inc. and Bankers Trust Global Investment Management, a unit of Bankers Trust Company, dated December 9, 1997.(7)


(d)(12) Investment Advisory Agreement by and between EQ Financial Consultants, Inc. and Evergreen Asset Management Corp., dated as of December 31, 1998.(11)

(d)(13)(i) Form of Investment Advisory Agreement between EQ Financial Consultants, Inc. and Alliance Capital Management L.P., dated as of April 30, 1999.(11)

d)(13)(ii) AMENDMENT NO. 1, DATED AS OF SEPTEMBER 1, 1999 TO INVESTMENT ADVISORY AGREEMENT BY AND BETWEEN EQ FINANCIAL CONSULTANTS, INC. AND ALLIANCE CAPITAL MANAGEMENT L.P., DATED AS OF APRIL 30, 1999.

(d)(14) Form of Investment Advisory Agreement between EQ Financial Consultants, Inc. and Capital Guardian Trust Company, dated as of April 30, 1999.(11)


(e)           Underwriting Contracts

(e)(1)(i) Distribution Agreement between EQ Advisors Trust and EQ Financial Consultants, Inc. with respect to the Class IA shares dated April 14, 1997.(4)

(e)(1)(ii) Amendment No. 1 dated December 9, 1997 to the Distribution Agreement between EQ Advisors Trust and EQ Financial Consultants, Inc. with respect to the Class IA shares dated April 14, 1997.(7)


(e)(1)(iii) Amendment No. 2 dated as of December 31, 1998 to the Distribution Agreement between EQ Advisors Trust and EQ Financial Consultants with respect to the Class 1A shares dated April 14, 1997.(11)

(e)(1)(iv) Form of Amendment No. 3 dated as of April 30, 1999 to the Distribution Agreement between EQ Advisors Trust and EQ Financial Consultants with respect to the Class IA shares dated April 14, 1997.(11)

(e)(1)(v) FORM OF AMENDMENT NO. 4 DATED AS OF SEPTEMBER 1, 1999 TO THE DISTRIBUTION AGREEMENT BETWEEN EQ ADVISORS TRUST AND EQ FINANCIAL CONSULTANTS WITH RESPECT TO THE CLASS IA SHARES DATED APRIL 14, 1997.


(e)(2)(i) Distribution Agreement between EQ Advisors Trust and EQ Financial Consultants, Inc. with respect to the Class IB shares dated April 14, 1997.(4)

(e)(2)(ii) Amendment No. 1 dated December 9, 1997 to the Distribution Agreement between EQ Advisors Trust and EQ Financial Consultants, Inc. with respect to the Class IB shares dated April 14, 1997.(7)


(e)(2)(iii) Amendment No. 2 dated as of December 31, 1998 to the Distribution Agreement between EQ Advisors Trust and EQ Financial Consultants, Inc. with respect to the Class IB shares dated April 14, 1997.(11)

(e)(2)(iv) FORM OF AMENDMENT NO. 3 DATED AS OF APRIL 30, 1999 TO THE DISTRIBUTION AGREEMENT BETWEEN EQ ADVISORS TRUST AND EQ FINANCIAL CONSULTANTS, INC. WITH RESPECT TO THE CLASS IB SHARES DATED APRIL 14, 1997.(11)

(e)(2)(v) Form of Amendment No. 4 dated as of SEPTEMBER 1, 1999 to the Distribution Agreement between EQ Advisors Trust and EQ Financial Consultants, Inc. with respect to the Class IB shares dated April 14, 1997.


(e)(3)(i) Distribution Agreement between EQ Advisors Trust and Equitable Distributors, Inc. with respect to the Class IA shares dated April 14, 1997.(4)

(e)(3)(ii) Amendment No. 1 dated December 9, 1997 to the Distribution Agreement between EQ Advisors Trust and Equitable Distributors, Inc. with respect to the Class IA shares dated April 14, 1997.(7)


(e)(3)(iii) Amendment No. 2 dated as of December 31, 1998 to the Distribution Agreement between EQ Advisors Trust and Equitable Distributors, Inc. with respect to the Class IA shares dated April 14, 1997.(11)

(e)(3)(iv) Form of Amendment No. 3 dated as of April 30, 1999 to the Distribution Agreement between EQ Advisors Trust and Equitable Distributors, Inc. with respect to the Class IA shares dated April 14, 1997.(11)

(e)(3)(v) FORM OF AMENDMENT NO. 4 DATED AS OF SEPTEMBER 1, 1999 TO THE DISTRIBUTION AGREEMENT BETWEEN EQ ADVISORS TRUST AND EQUITABLE DISTRIBUTORS, INC. WITH RESPECT TO THE CLASS IA SHARES DATED APRIL 14, 1997.

(e)(4)(i) Distribution Agreement between EQ Advisors Trust and Equitable Distributors, Inc. with respect to the Class IB shares dated April 14, 1997.(4)

(e)(4)(ii) Amendment No. 1 dated December 9, 1997 to the Distribution Agreement between EQ Advisors Trust and Equitable Distributors, Inc. with respect to the Class IB shares dated April 14, 1997.(7)


(e)(4)(iii) Amendment No. 2 dated as of December 31, 1998 to the Distribution Agreement between EQ Advisors Trust and Equitable Distributors, Inc. with respect to the Class IB shares dated April 14, 1997.(11)

(e)(4)(iv) FORM OF AMENDMENT NO. 3 DATED AS OF APRIL 30, 1999 TO THE DISTRIBUTION AGREEMENT BETWEEN EQ ADVISORS TRUST AND EQUITABLE DISTRIBUTORS, INC. WITH RESPECT TO THE CLASS IB SHARES DATED APRIL 14, 1997.(11)

(e)(4)(v) Form of Amendment No. 4 dated as of SEPTEMBER 1, 1999 to the Distribution Agreement between EQ Advisors Trust and Equitable Distributors, Inc. with respect to the Class IB shares dated April 14, 1997.


(f)           Form of Deferred Compensation Plan.(3)

(g)           Custodian Agreements

(g)(1)(i) Custodian Agreement between EQ Advisors Trust and The Chase Manhattan Bank dated April 17, 1997 and Global Custody Rider.(4)

(g)(1)(ii) Amendment No. 1 dated December 9, 1997 to the Custodian Agreement between EQ Advisors Trust and The Chase Manhattan Bank dated April 17, 1997.(7)


(g)(1)(iii) Amendment No. 2 dated as of December 31, 1998 to the Custodian Agreement between EQ Advisors Trust and The Chase Manhattan Bank dated April 17, 1997.(11)

(g)(1)(iv) Form of Amendment No. 3 dated as of April 30, 1999 to the Custodian Agreement between EQ Advisors Trust and The Chase Manhattan Bank dated April 17, 1997.(11)

(g)(1)(v) FORM OF AMENDMENT NO. 4 DATED AS OF SEPTEMBER 1, 1999 TO THE CUSTODIAN AGREEMENT BETWEEN EQ ADVISORS TRUST AND THE CHASE MANHATTAN BANK DATED APRIL 17, 1997.

(g)(2)(i) Amended and Restated Global Custody Rider to the Domestic Custody Agreement for Mutual Funds between The Chase Manhattan Bank and EQ Advisors Trust dated August 31, 1998.(11)


(h)           Other Material Contracts

(h)(1) Mutual Fund Services Agreement between EQ Advisors Trust and Chase Global Funds Services Company dated April 25, 1997.(4)


(h)(2)(i) Amended and Restated Expense Limitation Agreement between EQ Advisors Trust and EQ Financial Consultants, Inc. dated March 3, 1998.(8)

(h)(2)(ii) Amended and Restated Expense Limitation Agreement by and between EQ Financial Consultants, Inc. and EQ Advisors Trust dated as of December 31, 1998.(11)

(h)(2)(iii) Form of Amended and Restated Expense Limitation Agreement between EQ Financial Consultants, Inc. and EQ Advisors Trust dated as of April 30, 1999.(11)

(h)(2)(iv) FORM OF AMENDED AND RESTATED EXPENSE LIMITATION AGREEMENT BETWEEN EQ FINANCIAL CONSULTANTS, INC. AND EQ ADVISORS TRUST DATED AS OF SEPTEMBER 1, 1999.


(h)(3)(i) Organizational Expense Reimbursement Agreement by and between EQ Financial Consultants, Inc. and EQ Advisors Trust, on behalf of each series of the Trust except for the Lazard Large Cap Value Portfolio, Lazard Small Cap Value Portfolio, the JPM Core Bond Portfolio, BT Small Company Index Portfolio, BT International Equity Index Portfolio and BT Equity 500 Index Portfolio and EQ Financial Consultants, Inc. dated April 14, 1997.(4)

(h)(3)(ii) Organizational Expense Reimbursement Agreement by and between EQ Financial Consultants, Inc. and EQ Advisors Trust, on behalf of the Lazard Large Cap Value Portfolio, Lazard Small Cap Value Portfolio, JPM Core Bond Portfolio, BT Small Company Index Portfolio, BT International Equity Index Portfolio, and BT Equity 500 Index Portfolio and EQ Financial Consultants, Inc. dated December 9, 1997.(7)


(h)(3)(iii) Organizational Expense Reimbursement Agreement by and between EQ Financial Consultants, Inc. and EQ Advisors Trust, on behalf of the MFS Income with Growth Portfolio, EQ/Evergreen Foundation Portfolio and EQ/Evergreen Portfolio dated December 31, 1998.(11)


(h)(4)(i) Participation Agreement by and among EQ Advisors Trust, The Equitable Life Assurance Society of the United States, Equitable Distributors, Inc., and EQ Financial Consultants Inc. dated April 14, 1997.(4)

(h)(4)(ii) Amendment No. 1 dated December 9, 1997 to the Participation Agreement by and among EQ Advisors Trust, The Equitable Life Assurance Society of the United States, Equitable Distributors, Inc., and EQ Financial Consultants Inc. dated April 14, 1997.(7)


(h)(4)(iii) Amendment No. 2 dated as of December 31, 1998 to the Participation Agreement by and among EQ Advisors Trust, The Equitable Life Assurance Society of the United States, Equitable Distributors, Inc., and EQ Financial Consultants Inc. dated April 14,
              1997.(11)

(h)(4)(iv) Form of Amendment No. 3 dated as of April 30, 1999 to the Participation Agreement among EQ Advisors Trust, The Equitable Life Assurance Society of the United States, Equitable Distributors, Inc., and EQ Financial Consultants Inc. dated April 14, 1997.(11)

(h)(4)(v) FORM OF AMENDMENT NO. 4 DATED AS OF SEPTEMBER 1, 1999 TO THE PARTICIPATION AGREEMENT AMONG EQ ADVISORS TRUST, THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES, EQUITABLE DISTRIBUTORS, INC., AND EQ FINANCIAL CONSULTANTS INC. DATED APRIL 14, 1997.

(h)(5) Retirement Plan Participation Agreement dated December 1, 1998 among EQ Advisors Trust, EQ Financial Consultants, Inc., with The Equitable Investment Plan for Employees, Managers and Agents and The Equitable Life Assurance Society of the United STATES.(11)

(h)(5)(i) FORM OF AMENDMENT NO. 1 TO THE RETIREMENT PLAN PARTICIPATION AGREEMENT DATED APRIL 30, 1999 AMONG EQ ADVISORS TRUST, EQ FINANCIAL CONSULTANTS, INC., WITH THE EQUITABLE INVESTMENT PLAN FOR EMPLOYEES, MANAGERS AND AGENTS AND THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES.(11)

(h)(5)(ii) Form of Amendment No. 2 to the Retirement Plan Participation Agreement dated SEPTEMBER 1, 1999 among EQ Advisors Trust, EQ Financial Consultants, Inc., with The Equitable Investment Plan for Employees, Managers and Agents and The Equitable Life Assurance Society of the United States.


(h)(7) License Agreement Relating to Use of Name between Merrill Lynch & Co., Inc., and EQ Advisors Trust dated April 28, 1997.(4)

(i)(1) Opinion and Consent of Katten Muchin & Zavis regarding the legality of the securities being registered.(1)

(i)(2) Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the Lazard Large Cap Value Portfolio, Lazard Small Cap Value Portfolio, and JPM Core Bond Portfolio.(5)

(i)(3) Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the BT Small Company Index Portfolio, BT International Equity Index Portfolio, and BT Equity 500 Index Portfolio.(6)

(i)(4) Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the EQ/Evergreen Foundation Portfolio, EQ/Evergreen Portfolio, and MFS Growth with Income Portfolio.(9)

(i)(5) Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the EQ/Alliance Premier Growth Portfolio, EQ/Capital Research Portfolio, EQ/Capital U.S. Equities Portfolio and EQ/Capital International Equities Portfolio.(10)


(i)(6) OPINION AND CONSENT OF DECHERT PRICE & RHOADS REGARDING THE LEGALITY OF THE SECURITIES BEING REGISTERED WITH RESPECT TO THE ALLIANCE MONEY MARKET PORTFOLIO, ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO, ALLIANCE QUALITY BOND PORTFOLIO, ALLIANCE HIGH YIELD PORTFOLIO, ALLIANCE BALANCED PORTFOLIO, ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO, ALLIANCE GROWTH INVESTORS PORTFOLIO, ALLIANCE COMMON STOCK PORTFOLIO, ALLIANCE EQUITY INDEX PORTFOLIO, ALLIANCE GROWTH AND INCOME PORTFOLIO, ALLIANCE AGGRESSIVE STOCK PORTFOLIO, ALLIANCE SMALL CAP GROWTH PORTFOLIO, ALLIANCE GLOBAL PORTFOLIO, AND ALLIANCE INTERNATIONAL
              PORTFOLIO.


(j)           Consent of PricewaterhouseCoopers LLP, Independent Public
              Accountants.

(k)           None

(l)           Stock Subscription Agreement between the Trust, on behalf of the
              T. Rowe Price Equity Income Portfolio, and Separate Account FP.(3)

(m) Distribution Plan Pursuant to Rule 12b-1 for the Trust's Class IB shares.(4)

(n)           Financial Data Schedule

(o)           Plan Pursuant to Rule 18f-3 under the 1940 Act.(4)


Other Exhibits:

              Power of Attorney.(3)

              Power of Attorney for Michael Hegarty.(8)

---------------
1 Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on December 3, 1996 (File No.333-17217).

2 Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on January 23, 1997 (File No. 333-17217).

3 Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on April 7, 1997 (File No. 333-17217).

4 Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on August 28, 1997 (File No. 333-17217).

5 Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on October 15, 1997 (File No. 333-17217).

6 Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on October 31, 1997 (File No. 333-17217).

7 Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on December 29, 1997 (File No. 333-17217).

8 Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on March 5, 1998 (File No. 333-17217).

9. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on October 15, 1998 (File No. 333-17217).

10. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on February 16, 1999 (File No. 333-17217).


11. INCORPORATED HEREIN BY REFERENCE TO REGISTRANT'S REGISTRATION STATEMENT ON FORM N-1A FILED ON APRIL 29, 1999 (FILE NO. 333-17217).

12.   TO BE FILED BY AMENDMENT.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE TRUST


      The Equitable Life Assurance Society of the United States ("Equitable") controls the Trust by virtue of its ownership of ___% of the Trust's shares as of MAY 1, 1999. All EQ Advisors Trust shareholders are required to solicit instructions from their respective contract owners as to certain matters. EQ Advisors Trust may in the future offer its shares to insurance companies unaffiliated with Equitable.

      On July 22, 1992, Equitable converted from a New York mutual life insurance company to a publicly-owned New York stock life insurance company. At that time Equitable became a wholly-owned subsidiary of The Equitable Companies Incorporated ("Equitable Companies"). Equitable Companies continues to own 100% of Equitable's common stock as well as approximately 72% of the common stock of Donaldson, Lufkin & Jenrette, Inc., a registered broker-dealer.

      AXA is the largest shareholder of Equitable Companies. On March 1, 1999, AXA owned, directly or indirectly through its affiliates, 58.4% of the outstanding common stock of Equitable Companies. AXA is the holding company for an international group of insurance and related financial services companies. AXA's insurance operations include activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically, with activities principally in Western Europe, North America, and the Asia/Pacific area and, to a lesser extent, in Africa and South America. AXA is also engaged in asset management, investing banking, securities trading, brokerage, real estate and other financial services activities principally in the United States, as well as in Western Europe and the Asia/Pacific area.


ITEM 25. INDEMNIFICATION

      Amended and Restated Agreement and Declaration of Trust ("Declaration of Trust") and By-Laws.

      Article VII, Section 2 of the Trust's Declaration of Trust of EQ Advisors Trust ("Trust") states, in relevant part, that a "Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager, or Principal Underwriter of the Trust. The Trust shall indemnify each Person who is serving or has served at the Trust's request as a director, officer, trustee, employee, or agent of another organization in which the Trust has any interest as a shareholder, creditor, or otherwise to the extent and in the manner provided in the By-Laws."
Article VII, Section 4 of the Trust's Declaration of Trust further states, in relevant part, that the "Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee, officer, employee, or agent of the Trust in connection with any claim, action, suit, or proceeding in which he or she may become involved by virtue of his or her capacity or former capacity as a Trustee of the Trust."

      Article VI, Section 2 of the Trust's By-Laws states, in relevant part, that "subject to the exceptions and limitations contained in Section 3 of this
Article VI, every Trustee, officer, employee or other agent of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent." Article VI, Section 3 of the Trust's By-Laws further states, in relevant part, that "no indemnification shall be provided hereunder to a Trustee, officer, employee or other agent of the Trust: (a) who shall have been adjudicated, by the court or other body before which the proceeding was brought, to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (collectively, "disabling conduct"); or (b) with respect to any proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the proceeding was brought that such Trustee, officer, employee or other agent of the Trust was liable to the Trust or its Shareholders by reason of disabling conduct, unless there has been a determination that such Trustee, officer, employee or other agent of the Trust did not engage in disabling conduct: (i) by the court or other body before which the proceeding was brought; (ii) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (iii) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that indemnification shall be provided hereunder to a Trustee, officer, employee or other agent of the Trust with respect to any proceeding in the event of (1) a final decision on the merits by the court or other body before which the proceeding was brought that the Trustee, officer, employee or other agent of the Trust was not liable by reason of disabling conduct, or (2) the dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such Trustee, officer, employee or other agent of the Trust has been charged." Article VI, Section 4 of the Trust's By-Laws also states that the "rights of indemnification herein provided (i) may be insured against by policies maintained by the Trust on behalf of any Trustee, officer, employee or other agent of the Trust, (ii) shall be severable, (iii) shall not be exclusive of or affect any other rights to which any Trustee, officer, employee or other agent of the Trust may now or hereafter be entitled and (iv) shall inure to the benefit of such party's heirs, executors and administrators."

      UNDERTAKING

      Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE MANAGER AND ADVISERS

The description of EQ Financial Consultants, Inc. under the caption of "Management of the Trust" in the Prospectus and under the caption "Investment Management and Other Services" in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

The information as to the directors and officers of EQ Financial Consultants, Inc. is set forth in EQ Financial Consultants, Inc.'s Form ADV filed with the Securities and Exchange Commission on July 1, 1996 (File No. 801-14065) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of T. Rowe Price Associates, Inc., is set forth in T. Rowe Price Associates, Inc.'s Form ADV filed with the Securities and Exchange Commission on March 31, 1997 (File No.
801-00856) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of Rowe Price-Fleming International, Inc. is set forth in Rowe Price-Fleming International, Inc.'s Form ADV filed with the Securities and Exchange Commission on March 31, 1997 (File No. 801-14713) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of Putnam Investment Management, Inc. is set forth in Putnam Investment Management, Inc.'s Form ADV filed with the Securities and Exchange Commission on April 2, 1996 (File No. 801-07974) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of Massachusetts Financial Services Company is set forth in Massachusetts Financial Services Company's Form ADV filed with the Securities and Exchange Commission on March 31, 1998 (File No. 801-17352) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of Morgan Stanley Asset Management Inc. is set forth in Morgan Stanley Asset Management Inc.'s Form ADV filed with the Securities and Exchange Commission on August 1, 1997 (File No. 801-15757) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of Warburg Pincus Asset Management is set forth in Warburg Pincus Asset Management, Inc.'s Form ADV filed with the Securities and Exchange Commission on March 31, 1997 (File No. 801-07321) and amended through the date hereof, is incorporated by reference.


The information as to the directors and officers of Merrill Lynch Asset Management, L.P. is set forth in Merrill Lynch Asset Management, L.P.'s Form ADV filed with the Securities and Exchange Commission on March 25, 1998 (File No. 801-11583) and amended through the date hereof, is incorporated by reference.


The information as to the directors and officers of Lazard Asset Management (a division of Lazard Freres & Co. LLC) is set forth in Lazard Freres & Co. LLC's Form ADV filed with the Securities and Exchange Commission on June 9, 1997 (File No. 801-6568) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of J. P. Morgan Investment Management Inc. is set forth in J.P. Morgan Investment Management Inc.'s Form ADV filed with the Securities and Exchange Commission on March 27, 1998 (File No. 801-21011) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of Evergreen Asset Management Corp. is set forth in Evergreen Asset Management Corp.'s Form ADV filed with the Securities and Exchange Commission on March 31, 1998 (File No.
801-46522) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of Alliance Capital Management Corporation, the general partner of Alliance Capital Management L.P., is set forth in Alliance Capital Management Corporation's

Form ADV filed with the SEC on April 21, 1998 (File No. 801-32361) and as amended through the date hereof, is incorporated by reference.


THE INFORMATION AS TO THE DIRECTORS AND OFFICERS OF BANKERS TRUST COMPANY IS SET FORTH BELOW. TO THE KNOWLEDGE OF THE TRUST, NONE OF THE DIRECTORS OR OFFICERS OF BANKERS TRUST, EXCEPT THOSE SET FORTH BELOW, IS OR HAS BEEN AT ANYTIME DURING THE PAST TWO FISCAL YEARS ENGAGED IN ANY OTHER BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT OF A SUBSTANTIAL NATURE, EXCEPT THAT CERTAIN DIRECTORS AND OFFICERS ALSO HOLD VARIOUS POSITIONS WITH AND ENGAGE IN BUSINESS FOR BANKERS TRUST NEW YORK CORPORATION. SET FORTH BELOW ARE THE NAMES AND PRINCIPAL BUSINESSES OF THE DIRECTORS AND OFFICERS OF BANKERS TRUST WHO ARE OR DURING THE PAST TWO FISCAL YEARS HAVE BEEN ENGAGED IN ANY OTHER BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT OF A SUBSTANTIAL NATURE.


These persons may be contacted c/o Bankers Trust Company, 130 Liberty Street, New York, New York 10006.

Lee A. Ault III, Director of Bankers Trust Company. Private Investor. Former Chairman and Chief Executive Officer, Telecredit, Inc. Also a director of Equifax, Inc., Sunrise Medical Inc., Viking Office Products, Inc., Pacific Crest Outward Bound School, Saltec International, Inc. and Chief Executives Organization. President of Lee Ault & Company. General Partner of Badger Ridge Farm.

Neil R. Austrian, Director of Bankers Trust Company. President and Chief Operating Officer, National Football League. Also a director of Rafac Technology and Viking Office Products, Inc., and trustee of Swarthmore College.

George B. Beitzel, Director of Bankers Trust Company. Director of Various Corporations. Retired Senior Vice President and director, International Business Machines Corporation. Also a director of Computer Task Group, Phillips Petroleum Company, Rohm and Haas Company TIG Holdings, chairman emeritus of Amherst College; and chairman of the Colonial Williamsburg Foundation and Director of Caliber Systems, Inc.;

Richard H. Daniel, Bankers Trust Company, 130 Liberty Street, New York, New York 10006. Vice chairman and chief financial officer, Bankers Trust Company and Bankers Trust New York Corporation; Beneficial owner, general partner, Daniel Brothers, Daniel Lingo & Assoc., Daniel Pelt & Assoc.; and Beneficial owner, Rhea C. Daniel Trust.

Phillip A. Griffiths, Director of Bankers Trust Company. Director, Institute for Advanced Study. Chairman, Committee on Science, Engineering and Public Policy of the National Academies of Sciences and Engineering & the Institute of Medicine; member, National Academy of Sciences, American Academy of Arts and Sciences and American Philosophical Society; and trustee of North Carolina School of Science and Mathematics and member of the Board of Trustees of Woodward Academy. Former member of the board of director, Research Triangle Institute. Chairman and member of Nominations Committee and Committee on Science and Engineering Indicators, National Science Board.

William R. Howell, . Director of Bankers Trust Company. Chairman Emeritus, J.C. Penney Company, Inc. Also a director of Exxon Corporation, Halliburton Company, Warner-Lambert Company, Williams, Inc., Central & South West Corp.; and the National Retail Federation, and National Organization on Disability. Member of the American Society of Corporation Executives, Beta Gamma Sigma, Directors Table, the Business Council, Delta Sigma Pi, University of Oklahoma, Dean's Advisory Board, College of Business Administration. Chairman of Southern Methodist University Board of Trustees.

Vernon E. Jordan, Jr., Director of Bankers Trust Company. Senior Partner, Akin, Gump, Strauss, Hauer

& Feld, LLP, Attorneys-at-law, Washington, D.C. and Dallas, Texas. Former President of the National Urban League, Inc. Also a director of American Express Company, Chancellor Media Corporation, Dow Jones, Inc., J.C. Penney Company, Inc., Revlon Group Incorporated, Ryder System, Inc., Sara Lee Corporation, Union Carbide Corporation and Xerox Corporation; and a trustee of Brookings Institution, The Ford Foundation and Howard University. Director of National Academy Foundation and Governor for Joint Center for Political and Economic Studies.

David Marshall, 130 Liberty Street, New York, New York 10006. Chief Information Officer and Executive Vice President, Bankers Trust New York Corporation; and Senior Managing Director, Bankers Trust Company.

Hamish Maxwell, Director of Bankers Trust Company. Retired Chairman and Chief Executive Officer, Philip Morris Companies Inc. Also a director of Sola International Inc., and chairman of WPP Group plc. Director of AEA Investors Inc., American Friends of Cambridge University, Cambridge University Development Office in the United States and the Norton Gallery & School of Art, and a trustee of Cambridge University Foundation, trustee emeritus of the Institute for Advance Study, and honorary trustee of The New York Public Library.

Frank N. Newman, Chairman of the Board, Chief Executive Officer and President of the Bankers Trust New York Corporation and Bankers Trust Company. Former Deputy Secretary of the United States Treasury and former Vice Chairman of the Board and director of BankAmerica Corporation and Bank of America NT&SA. Also a director of Dow Jones, Inc.; Alvin Alley Dance Theatre and Carnegie Hall; and member, Board of Overseers of Cornell University Medical College and the Graduate School of Medical Sciences.

N.J. Nicholas Jr., Director of Bankers Trust Company. Investor. Former Co-chief Executive Officer of Time Warner Inc. Also a director of Boston Scientific Corporation, Vail Valley Institute, and Xerox Corporation; Chairman of the Advisory Board of Columbia University Graduate School of Journalism.

Russell E. Palmer, Director of Bankers Trust Company. Chairman and Chief Executive Officer, The Palmer Group. Former Dean of the Wharton School, University of Pennsylvania and former Chief Executive Officer of Touche Ross & Co. (now Deloitte & Touche). Also a director of Allied-Signal Inc., Federal Home Loan Mortgage Corporation, GTE Corporation, The May Department Stores Company and Safeguard Scientifics, Inc.; and a trustee, the University of Pennsylvania. Member of the Conference Board; public member of Hudson Institute; member of Radnor Ventures Partner Advisory Board and member of Advisory Board of the Comptroller General of the U.S.

Donald L. Staheli, Director of Bankers Trust Company. Retired Chairman of the Board and Chief Executive Officer, Continental Grain Company. Also a director of Continental Grain Company, ContiFinancial Corporation, Prudential Insurance Company of America, Fresenius Medical Care, A.G., National Committee on United States-China Relations and America's Promise; member, Council on Foreign Relations; and director and chairman of The Points of Light Foundation. Chairman of National Advisory Council of Brigham Young University's Marriott School of Management.

Patricia Carry Stewart, Director of Bankers Trust Company. Former Vice President, The Edna McConnell Clark Foundation (a charitable foundation). Also a director of CVS Corporation and of the Community Foundation for Palm Beach and Martin Counties; and a trustee emerita of Cornell University.

G. Richard Thoman, Director of Bankers Trust Company. President, Chief Operating Officer and Director, Xerox Corporation. Also a director of Fuji Xerox Company, Ltd. and Union Bancaire Privee (Switzerland); member, General Electric Investments Equity Advisory Board, Yale School of

Management Advisory Board, Fletcher School of Law and Diplomacy Advisory Board, and the INSEAD U.S. Advisory Board; director, The Americas Society; and member, Council on Foreign Relations. Director of Chrysler Corporation.

George J. Vojta, Vice Chairman of the Board of the Corporation and Bankers Trust Company. Also a director of Alicorp, S.A., Northwest Airlines and Private Export Funding Corp.; member of the New York State Banking Board; vice chairman of the Board of Trustees of St. Luke's-Roosevelt Hospital Center; a partner of New York City Partnership; chairman, Wharton Financial Services Center; and a member of the Bretton Woods Committee. and New York City Partnership's Housing and Economic Development Committees.

Paul A. Volcker, Director of Bankers Trust Company. Director of Various Corporations. Former Chairman and Chief Executive Officer of Wolfensohn & Co., Inc. and former Chairman of the Board of Governors of the Federal Reserve System. Also a director of the American Stock Exchange, Nestle S.A., Prudential Insurance Company of America and UAL Corporation and an overseer of TIAA-CREF; director of American Council on Germany, Council on Foreign Relations and The Japan Society; trustee of The American Assembly; and member of the advisory boards of several international corporations.

Melvin A. Yellin, Bankers Trust Company, 130 Liberty Street, New York, New York 10006. Senior Managing Director and General Counsel of Bankers Trust New York Corporation and Bankers Trust Company; Director, 1136 Tenants Corporation; and Director, ABA Securities Association.

THE INFORMATION AS TO THE DIRECTORS AND OFFICERS OF CAPITAL GUARDIAN TRUST COMPANY IS SET FORTH BELOW. TO THE KNOWLEDGE OF THE TRUST, NONE OF THE DIRECTORS OR OFFICERS OF CAPITAL GUARDIAN IS OR HAS BEEN AT ANYTIME DURING THE PAST TWO FISCAL YEARS ENGAGED IN ANY OTHER BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT OF A SUBSTANTIAL NATURE, EXCEPT AS SET FORTH BELOW.

These persons may be contacted c/o Capital Guardian Trust Company, 333 South Hope Street, Los Angeles, California 90071.

Donnalisa Barnum, Senior Vice President of Capital Guardian Trust Company. Vice President, Capital International Limited.

Andrew F. Barth, Director of Capital Guardian Trust Company. Executive Vice President and Research Manager, Capital Guardian Research Company.

Michael D. Beckman, Senior Vice President, Treasurer and Director of Capital Guardian Trust Company. Director, Capital Guardian Trust Company of Nevada; and Treasurer, Capital Guardian Research Company.

Elizabeth A. Burns, Senior Vice President of Capital Guardian Trust Company.

Lary P. Clemmensen, Director of Capital Guardian Trust Company and American Funds Distributors, Inc. Chairman of the Board, American Funds Service Company; Director and President, The Capital Group Companies, Inc.; Senior Vice President and Director, Capital Research and Management Company; President and Director, Capital Management Services, Inc.; Treasurer, Capital Strategy Research, Inc.; and Senior Vice President, Capital Income Builder, Inc. and Capital World Growth & Income Fund, Inc.

Roberta A. Conroy, Senior Vice President, Director and Counsel of Capital Guardian Trust Company. Senior Vice President and Secretary, Capital International, Inc. and Emerging Markets Growth Fund, Inc.;

Assistant General Counsel, The Capital Group Companies, Inc.; and Secretary. Capital Management Services, Inc.

John B. Emerson, Senior Vice President of Capital Guardian Trust Company. Deputy Assistant to the President for Intergovernmental Affairs and Deputy Director of Presidential Personnel, The White House.

Michael E. Ericksen, Senior Vice President of Capital Guardian Trust Company. Senior Vice President, Capital International, Limited.

David I. Fisher, Chairman and Director of The Capital Group Companies, Inc. and Capital Guardian Trust Company. Vice Chairman and Director, Capital International, Inc., Capital International K.K., Capital International Limited and Emerging Markets Growth Fund, Inc.; President and Director, Capital Group International, Inc. and Capital International Limited (Bermuda); Presidente du Conseil, Capital International S.A.; and Director, Capital Group Research, Inc., Capital Research International, EuroPacific Growth Fund and New Perspective Fund.

William Flumenbaum, Senior Vice President of Capital Guardian Trust Company Personal Investment Management Division. Vice President, Capital Guardian Trust Company, a Nevada Corporation; Director, Principal Gifts - UCLA Development; Executive Director, UCLA Jonsson Cancer Center Foundation; and Deputy Director, UCLA Health Science Development.

Richard N. Havas, Senior Vice President of Capital Guardian Trust Company, Capital International Limited, Capital Research International and Capital Guardian Canada, Inc.

Frederick M. Hughes, Jr., Senior Vice President of Capital Guardian Trust
Company.

William H. Hurt, Senior Vice President and Director of Capital Guardian Trust Company. Chairman, Capital Guardian Trust Company of Nevada and Capital Strategy Research, Inc.

Robert G. Kirby, Chairman Emeritus of Capital Guardian Trust Company. Senior Partner, The Capital Group Partners L.P.

Nancy J. Kyle, Senior Vice President and Director of Capital Guardian Trust Company. President, Capital Guardian Canada, Inc. and Vice President, Emerging Markets Growth Fund, Inc.

Karin L. Larson, Director of Capital Guardian Trust Company and The Capital Group Companies, Inc. President, Director and Director of Research, Capital Guardian Research Company; Chairperson, President and Director, Capital Group Research, Inc.; and President, Director and Director of International Research, Capital Research International.

D. James Martin, Director of Capital Guardian Trust Company. Senior Vice President and Director, Capital Guardian Research Company.

John R. McIlwraith, Senior Vice President and Director of Capital Guardian Trust Company. Senior Vice President and Director, Capital International Limited.

James R. Mulally, Senior Vice President and Director of Capital Guardian Trust Company. Senior Vice President, Capital International Limited; Director, Capital Guardian Research Company; and Vice President, Capital Research Company.

Shelby Notkin, Senior Vice President of Capital Guardian Trust Company. Director, Capital Guardian

Trust Company of Nevada.

Mary M. O'Hern, Senior Vice President of Capital Guardian Trust Company and Capital International Limited; Vice President, Capital International, Inc.

Jeffrey C. Paster, Senior Vice President of Capital Guardian Trust Company.

Robert V. Pennington, Senior Vice President of Capital Guardian Trust Company; President, Capital Guardian Trust Company of Nevada.

Jason M. Pilalas, Director of Capital Guardian Trust Company. Senior Vice President and Director, Capital Guardian Research Company.

Robert Ronus, President and Director of Capital Guardian Trust Company. Chairman and Director, Capital Guardian Canada, Inc., Capital Guardian Research Company and Capital Research International; Director, The Capital Group Companies, Inc., Capital Group International, Inc. and Capital International Fund S.A.; Directeur, Capital International S.A.; and Senior Vice President, Capital International Limited.

Theodore R. Samuels, Senior Vice President and Director of Capital Guardian Trust Company. Director, Capital Guardian Research Company.

Lionel A. Sauvage, Senior Vice President of Capital Guardian Trust Company. Director, Capital Guardian Research Company; and Vice President, Capital International Research, Inc.

John H. Seiter, Executive Vice President of Client Relations & Marketing and Director of Capital Guardian Trust Company. Senior Vice President, Capital Group International, Inc.; and Vice President, The Capital Group Companies, Inc.

Robert L. Spare, Senior Vice President of Capital Guardian Trust Company.

Eugene P. Stein, Executive Vice President and Director of Capital Guardian Trust Company. Director, Capital Guardian Research Company.

Bente L. Strong, Senior Vice President of Capital Guardian Trust Company Personal Investment Management Division. Publisher, Capital Publishing's The American Benefactor Magazine.

Philip A. Swan, Senior Vice President of Capital Guardian Trust Company.

Shaw B. Wagener, Director of Capital Guardian Trust Company, Capital International Asia Pacific Management Company, S.A., Capital International Management Company, Capital International Emerging Countries Fund and Capital International Latin American Fund. President and Director, Capital International, Inc.; and Senior Vice President, Capital Group International, Inc. and Emerging Markets Growth Fund, Inc.

Eugene M. Waldron, Senior Vice President of Capital Guardian Trust Company. Vice President, Loomis, Sayles & Company.

N. Dexter Williams, Senior Vice President of Capital Guardian Trust Company Personal Investment Management Division. Senior Vice President, American Funds Distributors, Inc.

ITEM 27. PRINCIPAL UNDERWRITERS.


      (a) EQ Financial Consultants, Inc. is a principal underwriter of the Trust's Class IA shares and Class IB shares. Equitable Distributors, Inc. is also a principal underwriter of the Trust's Class IA shares and Class IB shares. EQ Financial Consultants Inc. also serves as a principal underwriter for the following entities: the Class IA and IB shares of The Hudson River Trust; Separate Account Nos. 45, 66 and 301 of Equitable; and Separate Accounts A, I and FP of Equitable. Equitable Distributors, Inc. serves as the principal underwriter for the Class IB shares of The Hudson River Trust and Separate Account FB and Separate Account No. 49 of Equitable.


      (b) Set forth below is certain information regarding the directors and officers of EQ Financial Consultants, Inc., and of Equitable Distributors, Inc., the principal underwriters of the Trust's Class IA and Class IB shares. The business address of the persons whose names are preceded by a single asterisk is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by a double asterisk is 660 Newport Center Drive, Suite 1200, Newport Beach, CA 92660. Mr. Laughlin's business address is 1345 Avenue of the Americas, 39th Floor, New York, New York 10105. Mr. Kornweiss's business address is 4251 Crums Mill Road, Harrisburg, PA 17112. The business address of Mr. Bullen and Ms. Fazio is 200 Plaza Drive, Secaucus, New Jersey 07096.


=====================================================================================================================
                         EQ FINANCIAL CONSULTANTS, INC.

=====================================================================================================================
NAME AND PRINCIPAL                           POSITIONS AND OFFICES WITH EQ        POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                             FINANCIAL CONSULTANTS, INC.          REGISTRANT (EQ ADVISORS TRUST)
---------------------------------------------------------------------------------------------------------------------
DIRECTORS
*   Derry E. Bishop                          Director
*   Harvey E. Blitz                          Director                             Chief Financial Officer and
                                                                                  Vice President
    Michael J. Laughlin                      Director
*   Michael S. Martin                        Director                             Vice President
*   Michael F. McNelis                       Director
*   Richard V. Silver                        Director
*   Mark R. Wutt                             Director
---------------------------------------------------------------------------------------------------------------------
OFFICERS
*   Michael S. Martin                        Chairman of the Board and Chief      Vice President
                                             Executive Officer
*   Michael F. McNelis                       President and Chief Operating
                                             Officer
*   Martin J. Telles                         Executive Vice President and Chief   Vice President
                                             Marketing Officer
*   Derry E. Bishop                          Executive Vice President
*   Harvey Blitz                             Executive Vice President             Chief Financial Officer and
                                                                                  Vice President
*   Thomas J. Duddy, Jr.                     Executive Vice President
*   Fred A. Folco                            Executive Vice President
*   William J. Green                         Executive Vice President
*   Edward J. Hayes                          Executive Vice President
*   Craig A. Junkins                         Executive Vice President
*   Peter D. Noris                           Executive Vice President             President
*   Mark A. Silberman                        Senior Vice President and Chief
                                             Financial Officer
*   Theresa A. Nurge-Alws                    Senior Vice President
*   Donna M. Dazzo                           First Vice President
*   Robin K. Murray                          First Vice President

*   Michael Brzozowski                       Vice President and Compliance        First Vice President
                                             Director
*   Raymond T. Barry                         Vice President
*   Claire A. Comerford                      Vice President
*   Amy Franceschini                         Vice President
*   Linda Funigiello                         Vice President
*   Mark Generales                           Vice President
    Peter R. Kornweiss                       Vice President
*   Frank Lupo                               Vice President
*   Rosemary Magee                           Vice President
*   Michael McBryan                          Vice President
*   T.S. Narayanan                           Vice President
*   Bill Nestel                              Vice President
*   Laura A. Pellegrini                      Vice President
*   Dan Roebuck                              Vice President
*   Sid Smith                                Vice President
*   Dan Wiley                                Vice President
=====================================================================================================================


                                           C-17


*   Mike Woodhead                            Vice President

*   Mary E. Cantwell                         Assistant Vice President             Assistant Vice President
*   Tom C. Gosnell                           Assistant Vice President
*   Ara Klidjian                             Assistant Vice President
*   John T. McCabe                           Assistant Vice President
*   Janet E. Hannon                          Secretary
*   Linda J. Galasso                         Assistant Secretary
=====================================================================================================================



=====================================================================================================================
                          EQUITABLE DISTRIBUTORS, INC.
=====================================================================================================================
                                             POSITIONS AND OFFICES WITH           POSITIONS AND OFFICES WITH
NAME AND PRINCIPAL BUSINESS ADDRESS          EQUITABLE DISTRIBUTORS, INC.         REGISTRANT (EQ ADVISORS TRUST)
---------------------------------------------------------------------------------------------------------------------
DIRECTORS
**  Greg Brakovich                           Director
*   Edward J. Hayes                          Director

**  James A. Shepherdson, III                Director
*   Jose S. Suquet                           Director
*   Charles Wilder                           Director

---------------------------------------------------------------------------------------------------------------------
OFFICERS

*   Jose S. Suquet                           Chairman of the Board
**  Greg Brakovich                           Co-President and Co-Chief
                                             Executive Officer and
                                             Managing Director
**  James A. Shepherdson, III                Co-President and Co-Chief
                                             Executive Officer and Managing
                                             Director
**  Hunter Allen                             Senior Vice President
*   Elizabeth Forget                         Senior Vice President
**  Jennifer Hall                            Senior Vice President
**  Al Haworth                               Senior Vice President
**  Stuart Hutchins                          Senior Vice President
**  Ken Jaffe                                Senior Vice President
**  Michael McDaniel                         Senior Vice President
**  Debora Buffington                        Chief Compliance Officer
*   Mark A. Silberman                        Vice President and Chief Financial
                                             Officer

*   Raymond T. Barry                         Vice President
**  Mark Brandenberger                       Vice President
*   Thomas D. Bullen                         Vice President
**  Dave Hughes                              Vice President
**  Marty Krager                             Vice President
**  Michelle O'Haren                         Vice President


=====================================================================================================================
                          EQUITABLE DISTRIBUTORS, INC.
=====================================================================================================================
                                             POSITIONS AND OFFICES WITH           POSITIONS AND OFFICES WITH
NAME AND PRINCIPAL BUSINESS ADDRESS          EQUITABLE DISTRIBUTORS, INC.         REGISTRANT (EQ ADVISORS TRUST)
---------------------------------------------------------------------------------------------------------------------
*   Ronald R. Quist                          Treasurer
*   Janet Hannon                             Secretary
*   Linda J. Galasso                         Assistant Secretary
=====================================================================================================================


      (c) Inapplicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

      Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

(a)   With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
      (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

      1211 Avenue of the Americas
      New York, New York 10036

(b)   With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and (D); (4);
      (5); (6); (8); (9); (10); (11) and 31a-1(f), the required books and records are currently maintained at the offices of the Registrant's
      Administrator:

      73 Tremont Street
      Boston, Massachusetts 02108

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Manager or Advisers:


EQ Financial Consultants, Inc.               T. Rowe Price Associates, Inc.
1290 Avenue of the Americas                  100 East Pratt St.
New York, NY 10104                           Baltimore, MD 21202

Rowe Price-Fleming International, Inc.       Putnam Investment Management, Inc.
100 East Pratt Street                        One Post Office Square
Baltimore, MD  21202                         Boston, MA  02109

Massachusetts Financial Services Company     Merrill Lynch Asset Management, L.P.
500 Boylston Street                          800 Scudders Mill Road
Boston, MA  02116                            Plainsboro, NJ  08543-9011

Warburg Pincus Asset Management, Inc.        Morgan Stanley Asset Management Inc.
466 Lexington Avenue                         1221 Avenue of the Americas
New York, NY  10017-3147                     New York, NY  10020

                                  C-19



Lazard Asset Management                      J.P Morgan Investment Management Inc.
30 Rockefeller Plaza                         522 Fifth Avenue
New York, NY  10020                          New York, NY  10036

Bankers Trust Company                        Evergreen Asset Management Corp.
130 Liberty Street                           2500 Westchester Avenue
One Bankers Trust Plaza                      Purchase, NY  10577
New York, NY  10006

Alliance Capital Management L.P.             Capital Guardian Trust Company
1345 Avenue of the Americas                  11100 Santa Monica Boulevard
New York, NY  10105                          17th Floor
                                             Los Angeles, CA  90025

ITEM 29. MANAGEMENT SERVICES: NONE.

ITEM 30. UNDERTAKINGS

      Inapplicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, ("1933 Act") and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 11 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 26th day of MAY, 1999.

                                                  EQ ADVISORS TRUST


                                                  By:   /s/
                                                      -------------------------
                                                        Peter D. Noris
                                                        President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 11 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

  Signature                               Title                      Date
  ---------                               -----                      ----

/s/                                  President and Trustee        MAY 26, 1999
---------------------------------
Peter D. Noris

                     *               Trustee                      MAY 26, 1999
---------------------------------
William T. McCaffrey

                     *               Trustee                      MAY 26, 1999
Michael Hegarty
---------------------------------

                     *               Trustee                      MAY 26, 1999
---------------------------------
Jettie M. Edwards

                     *               Trustee                      MAY 26, 1999
---------------------------------
William M. Kearns, Jr.

                     *               Trustee                      MAY 26, 1999
---------------------------------
Christopher P.A. Komisarjevsky

                     *               Trustee                      MAY 26, 1999
---------------------------------
Harvey Rosenthal

                      *              Chief Financial Officer      MAY 26, 1999
---------------------------------
Harvey Blitz

*  By: /s/
       --------------------------
         Peter D. Noris
         (Attorney-in-Fact)

EXHIBIT LIST

EXHIBIT
NUMBER   DESCRIPTION



(d)(1)(v) Form of Amendment No. 4, dated as of SEPTEMBER 1, 1999, to Investment Management Agreement between EQ Advisors Trust and EQ Financial Consultants, Inc.

(d)(13)(ii) FORM OF Amendment No. 1, dated as of SEPTEMBER 1, 1999 to Investment Advisory Agreement by and between EQ Financial Consultants, Inc. and Alliance Capital Management, L.P. L.P., dated as of May 1, 1999.

(e)(1)(v) Form of Amendment No. 4 dated as of SEPTEMBER 1, 1999 to the Distribution Agreement between EQ Advisors Trust and EQ Financial Consultants with respect to the Class IA shares dated April 14, 1997.

(e)(2)(v) Form of Amendment No. 4 dated as of SEPTEMBER 1, 1999 to the Distribution Agreement between EQ Advisors Trust and EQ Financial Consultants, Inc. with respect to the Class IB shares dated April 14, 1997.


(e)(3)(v) Form of Amendment No. 4 dated as of SEPTEMBER 1, 1999 to the Distribution Agreement between EQ Advisors Trust and Equitable Distributors, Inc. with respect to the Class IA shares dated April 14, 1997.

(e)(4)(v) Form of Amendment No. 4 dated as of SEPTEMBER 1, 1999 to the Distribution Agreement between EQ Advisors Trust and Equitable Distributors, Inc. with respect to the Class IB shares dated April 14, 1997.

(g)(1)(v) FORM OF Amendment No. 4 dated as of SEPTEMBER 1, 1999 to the Custodian Agreement between EQ Advisors Trust and The Chase Manhattan Bank dated April 17, 1997.

(h)(2)(iv) Form of Amended and Restated Expense Limitation Agreement between EQ Financial Consultants, Inc. and EQ Advisors Trust dated as of SEPTEMBER 1, 1999.

(h)(4)(v) Form of Amendment No. 4 dated as of SEPTEMBER 1, 1999 to the Participation Agreement among EQ Advisors Trust, The Equitable Life Assurance Society of the United States, Equitable Distributors, Inc., and EQ Financial Consultants Inc. dated April 14, 1997.

(h)(5)(ii) Form of Amendment No. 2 to the Retirement Plan Participation Agreement dated SEPTEMBER 1, 1999 among EQ Advisors
              Trust, EQ Financial Consultants, Inc., with The Equitable Investment Plan for Employees, Managers and Agents and The Equitable Life Assurance Society of the United States.

(i)(6) OPINION AND CONSENT OF DECHERT PRICE & RHOADS REGARDING THE LEGALITY OF THE SECURITIES BEING REGISTERED WITH RESPECT TO THE ALLIANCE MONEY MARKET PORTFOLIO, ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO, ALLIANCE QUALITY BOND PORTFOLIO, ALLIANCE HIGH YIELD PORTFOLIO, ALLIANCE BALANCED PORTFOLIO, ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO, ALLIANCE GROWTH INVESTORS PORTFOLIO, ALLIANCE COMMON STOCK PORTFOLIO, ALLIANCE EQUITY INDEX PORTFOLIO, ALLIANCE GROWTH AND INCOME PORTFOLIO, ALLIANCE AGGRESSIVE STOCK PORTFOLIO, ALLIANCE SMALL CAP GROWTH PORTFOLIO, ALLIANCE GLOBAL PORTFOLIO, AND ALLIANCE INTERNATIONAL
              PORTFOLIO.


(j)           Consent of PricewaterhouseCoopers LLP, Independent Public
              Accountants.

(n)           Financial Data Schedule.